AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 20, 2017

No. 333-102228

No. 811-21265

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 262	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 264	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

With a copy to:

Anna Paglia, Esq. 3500 Lacey Road, Suite 700 Downers Grove, IL 60515 (Name and Address of Agent for Service)	Alan P. Goldberg, Esq. Stradley Ronon Stevens & Young, LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on [date] pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on [date] pursuant to paragraph (a)(1) of Rule 485.
☒	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

Subject to Completion – dated [                    ]

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Prospectus	[ ]

PowerShares Exchange-Traded Fund Trust

[ticker]	PowerShares BRIC Portfolio	[NYSE Arca, Inc.	]
[ticker]	PowerShares Dow Jones Industrial Average Dividend Portfolio	[NYSE Arca, Inc.	]
[ticker]	PowerShares Insider Sentiment Portfolio	[NYSE Arca, Inc.	]
[ticker]	PowerShares Zacks Mid-Cap Portfolio	[NYSE Arca, Inc.	]
[ticker]	PowerShares Zacks Multi-Asset Income Portfolio	[NYSE Arca, Inc.	]
[ticker]	PowerShares Raymond James SB-1 Equity Portfolio	[NYSE Arca, Inc.	]
[ticker]	PowerShares S&P Spin-Off Portfolio	[NYSE Arca, Inc.	]
[ticker]	PowerShares Wilshire Micro-Cap Portfolio	[NYSE Arca, Inc.	]
[ticker]	PowerShares Wilshire US REIT Portfolio	[NYSE Arca, Inc.	]

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

2

[ticker]	PowerShares BRIC Portfolio

Summary Information

Investment Objective

The PowerShares BRIC Portfolio (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called BNY Mellon BRIC Select DR Index (the “BRIC Index” or the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.50%]
Other Expenses(1)	[0.28%]
Total Annual Fund Operating Expenses	[0.78%]
Fee Waivers and Expense Assumption(2)	[0.14%]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[0.64%]

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)	Invesco PowerShares Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund [(excluding interest expenses, a portion of the Fund’s licensing fees, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses)] from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least [ ], and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. [The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$65]	[$259]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

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Principal Investment Strategies

The Fund, using a “passive” or “indexing” investment approach, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the BRIC Index. The Underlying Index is a rules-based index (i.e., an index constructed using specified criteria) comprised of American depositary receipts (“ADRs”), global depositary receipts (“GDRs”) and China H-shares of Chinese equities where appropriate, based on liquidity, from a universe of all listed depositary receipts of companies from Brazil, Russia, India, and China currently trading on U.S. and non-U.S. exchanges. China H-shares are issues by companies incorporated in mainland China and listed on the Hong Kong Stock Exchange.

The depositary receipts that comprise the Underlying Index may be sponsored or unsponsored. The companies in the universe are selected using a proprietary methodology developed by the Bank of New York Mellon (the “Index Provider” or “BNY Mellon”). The Fund will invest at least 90% of its total assets in securities that comprise the Underlying Index and in the underlying securities representing ADRs and GDRs that are constituents of the Underlying Index. [As of November 30, 2016, the Underlying Index consisted of 99 securities]. The Board may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by the depositary receipts comprising the Underlying Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security’s corresponding depositary receipt is traded.

The Fund generally will invest in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Underlying Index in proportions expected by the Adviser to replicate generally the performance of the Underlying Index as a whole. There may also be instances when the Adviser may choose to overweight another security in the Underlying Index or purchase (or sell) securities not in the Underlying Index, which the Adviser believes are appropriate substitute for one or more Underlying Index components in seeking to accurately track the Underlying Index, such as: (i) regulatory requirements possibly affecting the Fund’s ability to hold a security in the Underlying Index, (ii) restrictions or requirements in local markets possibly rendering it infeasible or inefficient for the Fund to purchase or sell a security in the Underlying Index, or (iii) liquidity concerns possibly affecting the Fund’s ability to purchase or sell a security in the Underlying Index. The Fund may sell securities that are represented in the Underlying Index or purchase securities that are not yet represented in the Underlying Index in anticipation of their removal from or addition to the Underlying Index pursuant to scheduled reconstitutions and rebalancings of the Underlying Index. The Fund will concentrate its investments (i.e., invest 25% or more of its assets) in securities issues by companies whose principal business activities are in the same industry or group of industries to the extent the Underlying Index is so concentrated. [As of August 31, 2016, the telecommunications, energy and financial sectors each represented a substantial portion of the Underlying Index].

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Asset Class Risk. The securities in the Fund’s portfolio may underperform the returns of other securities or indices that track other industries, markets, asset classes or sectors.

China Investment Risk. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such

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respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers); and both interim and permanent market regulations may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable. In addition, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well, potentially having a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends by Chinese companies.

Although the enactment of the Enterprise Income Tax Law, effective January 1, 2008, provided a 10% withholding tax upon Chinese non-residents with respect to capital gains, significant uncertainties remain regarding this law. Such uncertainties may result in capital gains imposed upon the Fund relative to companies headquartered, managed or listed in China. While the application and enforcement of this law to the Fund remains subject to clarification, to the extent that such taxes are imposed on any capital gains of the Fund relative to companies headquartered, managed or listed in China, the Fund’s NAV or returns may be adversely impacted.

Concentration Risk. If the Underlying Index concentrates in an industry or group of industries, the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Emerging Markets Risk. Investments in or exposure to emerging securities are generally subject to a greater level of those risks associated with investing in or being exposed to developed foreign markets, as emerging markets are considered to be less developed than developing countries. Furthermore, investments in or exposure to emerging markets are generally subject to additional risks, including the risks associated with trading in smaller markets, lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements.

Energy Sector Risk. The energy sector is often cyclical and highly dependent on commodities prices. Securities prices for companies in the energy sector may be affected by a variety of factors, including, among others, worldwide energy prices, exploration costs, energy conservation efforts, changes in currency exchange rates, government regulation and market, economic and political risks of the countries where energy companies are located or do business. The Fund may be adversely affected by events or developments negatively impacting the energy sector or commodities issuers within the energy sector.

Equity Securities Risk. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real of perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.

5

Financial Sector Risk. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector or issuers within the financial sector.

Foreign Securities and Currency Risk. Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Market Price Risk. Shares are listed for trading on NYSE Arca, Inc. (“NYSE Arca”) and are bought and sold in the secondary market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the net asset value (“NAV”) and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated with NAV, the market price will generally differ from NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain periods, especially those of market volatility. The Adviser cannot predict whether Shares will trade above (premium), below (discount) or at the NAV. Thus, an investor may pay more than NAV when buying Shares in the secondary market and receive less than NAV when selling Shares in the secondary market.

Market Risk. The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Non-Diversification Risk. The Fund is considered non-diversified because it may invest a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers and the Fund may experience greater losses and volatility than a more diversified portfolio.

Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Underlying Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Underlying Index.

Regulatory and Legal Risk. U.S. and non-U.S. governmental agencies and other regulators may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation applying to the Fund. These may impact the investment strategies, performance, costs and operations of the Fund.

Small- and Mid-Capitalization Securities Risk. The Fund is subject to the risk that small- and mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small- and mid-capitalization companies may be more speculative, volatile and less liquid than securities of large companies. Small- and mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.

6

Telecommunications Sector Risk. The telecommunications sector may be affected by extensive government regulation, industry competition and obsolescence of telecommunications products and services due to technological advancement. The Fund may be adversely affected by events or developments negatively impacting the telecommunications sector or issuers within the telecommunications sector.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception]
[Michael Jeanette]	[Senior Portfolio Manager of the Adviser]	Since Inception
[Jonathan Nixon]	[Portfolio Manager of the Adviser]	Since Inception
[Tony Seisser]	[Portfolio Manager of the Adviser]	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

7

[ticker] PowerShares Dow Jones Industrial Average Dividend Portfolio

Summary Information

Investment Objective

The PowerShares Dow Jones Industrial Average Dividend Portfolio (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Dow Jones Industrial Average Yield Weighted (the “DJIA Yield Weighted Index” or the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.30%]
Other Expenses(1)	[0.00%]
Total Annual Fund Operating Expenses	[0.30%]

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions would be:

1 Year	3 Years
[$31]	[$151]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund, using a “passive” or “indexing” investment approach, seeks investment results that correspond generally to, the performance, before the Fund’s fees and expenses, of the DJIA Yield Weighted Index. The Underlying Index is designed to provide exposure to high-yielding equity securities of companies included in the Dow Jones Industrial Average™, which is a price-weighted index of 30 U.S. blue-chip companies that meet certain size, listing and liquidity requirements. The following criteria are used to

8

select securities for the Dow Jones Industrial Average™: (a) the company is not a utility or in the transportation business; (b) the company has a premier reputation in its field; (c) the company has a history of successful growth; and (d) there is wide interest among individual and institutional investors. The Underlying Index is calculated using a yield-weighted methodology that weights all components of the Dow Jones Industrial Average™ by their twelve-month dividend yield over the prior twelve months. Underlying Index constituents must be a part of the Dow Jones Industrial Average™. Only securities with a track record of consistent dividend payments in the previous twelve months will be eligible for inclusion in the Underlying Index. The Underlying Index is rebalanced semi-annually.

The Fund will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. The Board of Trustees (the “Board”) of the PowerShares Exchange-Traded Fund Trust (the “Trust”) may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund generally will invest in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Underlying Index in proportions expected by Invesco PowerShares Capital Management, LLC (the “Adviser”) to replicate generally the performance of the Underlying Index as a whole. There may also be instances when the Adviser may choose to overweight another security in the Underlying Index or purchase (or sell) securities not in the Underlying Index, which the Adviser believes are appropriate to substitute for one or more Underlying Index components in seeking to accurately track the Underlying Index, such as: (i) regulatory requirements possibly affecting the Fund’s ability to hold a security in the Underlying Index, or (ii) liquidity concerns possibly affecting the Fund’s ability to purchase or sell a security in the Underlying Index. In addition, from time to time, securities are added to or removed from the Underlying Index. The Fund may sell securities that are represented in the Underlying Index or purchase securities that are not yet represented in the Underlying Index in anticipation of their removal from or addition to the Underlying Index pursuant to scheduled reconstitutions and rebalancings of the Underlying Index. The Fund will concentrate its investments (i.e., invest 25% or more of its assets) in securities issued by companies whose principal business activities are in the same industry or group of industries to the extent the Underlying Index is so concentrated. As of [August 31, 2016, the consumer staples and industrials sectors each represented a substantial portion of the Underlying Index.]

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Asset Class Risk. The securities in the Fund’s portfolio may underperform the returns of other securities or indices that track other industries, markets, asset classes or sectors.

Concentration Risk. If the Underlying Index concentrates in an industry or group of industries, the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Consumer Staples Sector Risk. Companies in the consumer staples sector may be adversely affected by changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. In addition, companies in the consumer staples sector may be subject to risks pertaining to the supply of, demand for and prices of raw materials. The Fund may be adversely affected by events or developments negatively impacting the consumer staples sector or issuers within the consumer staples sector.

Dividend-Paying Stock Risk. As a category, dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. In addition, issuers of dividend- paying stocks may have discretion to defer or stop paying dividends for a stated period of time. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected.

9

Equity Securities Risk. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.

Industrials Sector Risk. The industrials sector may be adversely affected by supply and demand for products and services, product obsolescence, claims for environmental damage and product liability, imposition of import controls and general economic conditions, among other factors. The Fund may be adversely affected by events or developments negatively impacting the industrials sector or issuers within the industrials sector.

Issuers Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Market Price Risk. Shares are listed for trading on NYSE Arca, Inc. (“NYSE Arca”) and are bought and sold in the secondary market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the net asset value (“NAV”) and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain periods, especially those of market volatility. The Adviser cannot predict whether Shares will trade above (premium), below (discount) or at their NAV. Thus, an investor may pay more than NAV when buying Shares in the secondary market and receive less than NAV when selling Shares in the secondary market.

Market Risk. The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Non-Diversification Risk. The Fund is considered non-diversified because it may invest a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers and the Fund may experience greater losses and volatility than a more diversified portfolio.

Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Underlying Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Underlying Index.

Regulatory and Legal Risk. U.S. and non-U.S. governmental agencies and other regulators may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation applying to the Fund. These may impact the investment strategies, performance, costs and operations of the Fund.

10

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception]
[Michael Jeanette]	[Senior Portfolio Manager of the Adviser]	Since Inception
[Jonathan Nixon]	[Portfolio Manager of the Adviser]	Since Inception
[Tony Seisser]	[Portfolio Manager of the Adviser]	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

11

[ticker]	PowerShares Insider Sentiment Portfolio

Summary Information

Investment Objective

The PowerShares Insider Sentiment Portfolio (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Nasdaq US Insider Sentiment Index (the “Insider Sentiment Index” or the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.50%]
Other Expenses(1)	[0.19%]
Acquired Fund Fees and Expenses[(2)]	[0.07%]
Total Annual Fund Operating Expenses	[0.76%]
Fee Waivers and Expense Assumption(3)	[0.09%]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[0.67%]

(1) “Other Expenses” are based on estimated amounts for the current fiscal year.

[(2)  “Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.]

(3)    Invesco PowerShares Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund [(excluding interest expenses, a portion of the Fund’s licensing fees, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses)] from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least [                    ], and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. [The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver in the first year, and the Total Annual Fund Operating Expenses thereafter.

12

This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$68]	[$268]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund, using a “passive” or “indexing” investment approach, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Insider Sentiment Index. The Underlying Index is designed to provide exposure to U.S. companies that Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) has selected for inclusion in the Underlying Index based on a company’s corporate insider buying trends. The companies eligible for the Underlying Index are derived from its starting universe, the Nasdaq US Large Mid Cap Index, which is designed to track the performance of mid- to large-capitalization U.S. companies. A broad universe of U.S.-traded securities, including common stocks, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), depositary shares, shares of beneficial interest or limited partnership interests and tracking stocks, are eligible for inclusion in the Underlying Index. The Index Provider selects securities for the Underlying Index using a rules-based selection criteria designed to increase the Underlying Index’s exposure, relative to the starting universe, to securities that reflect favorable corporate insider buying trends by considering the following factors:

•	Insider Buying Trends. Increases in average shares of a company held by corporate insiders are evaluated by calculating the average shares held by corporate insiders over a trailing 12-month period and comparing that average to the average number of shares held by corporate insiders over a 13 to 24-month period.

•	Momentum. Momentum is calculated based on each company’s one-month, three-month, six-month, nine-month and twelve-month returns.

•	Volatility. Volatility reflects the degree of fluctuation in a company’s share price and it is calculated based on a company’s trailing one-year share price fluctuation.

Eligible securities are ranked based on the above three factors and the top 100 ranking securities are selected for inclusion in the Underlying Index. The Underlying Index is also subject to industry specific constraints. The Underlying Index is evaluated and rebalanced semi-annually. [As of November 30, 2016, the Underlying Index was comprised of approximately 100 securities.]

Under normal circumstances, the Fund will invest at least 90% of its total assets in securities that comprise the Underlying Index and depositary receipts representing common stocks included in the Underlying Index (or underlying securities representing depositary receipts included in the Underlying Index). The Board of Trustees (the “Board”) of PowerShares Exchange-Traded Fund Trust (the “Trust”) may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Underlying Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a

13

depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade executions is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security’s corresponding depositary receipt is traded.

The Fund generally will invest in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Underlying Index in proportions expected by the Adviser to replicate generally the performance of the Underlying Index as a whole. There may also be instances when the Adviser may choose to overweight another security in the Underlying Index or purchase (or sell) securities not in the Underlying Index, which the Adviser believes are appropriate to substitute for one or more Underlying Index components in seeking to accurately track the Underlying Index, such as: (i) regulatory requirements possibly affecting the Fund’s ability to hold a security in the Underlying Index, or (ii) liquidity concerns possibly affecting the Fund’s ability to purchase or sell a security in the Underlying Index. In addition, from time to time, securities are added to or removed from the Underlying Index. The Fund may sell securities that are represented in the Underlying Index or purchase securities that are not yet represented in the Underlying Index in anticipation of their removal from or addition to the Underlying Index pursuant to scheduled reconstitutions and rebalancings of the Underlying Index. The Fund will concentrate its investments (i.e., invest 25% or more of its assets) in securities issued by companies whose principal business activities are in the same industry or group of industries to the extent the Underlying Index is so concentrated. [As of August 31, 2016, the financial, consumer staples, consumer discretionary and industrials sectors represented a substantial portion of the Underlying Index.]

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Asset Class Risk. The securities in the Fund’s portfolio may underperform the returns of other securities or indices that track other industries, markets, asset classes or sectors.

Concentration Risk. If the Underlying Index concentrates in an industry or group of industries, the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns. The Fund may be adversely affected by events or developments negatively impacting the consumer discretionary sector or issuers within the consumer discretionary sector.

Consumer Staples Sector Risk. Companies in the consumer staples sector may be adversely affected by changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. In addition, companies in the consumer staples sector may be subject to risks pertaining to the supply of, demand for and prices of raw materials. The Fund may be adversely affected by events or developments negatively impacting the consumer staples sector or issuers within the consumer staples sector.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

14

Equity Securities Risk. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.

Financial Sector Risk. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector or issuers within the financial sector.

Index Construction Risk. A stock included in the Underlying Index may not exhibit the factor trait or provide specific factor exposure for which it was selected and consequently the Fund’s holdings may not exhibit returns consistent with that factor trait.

Industrials Sector Risk. The industrials sector may be adversely affected by supply and demand for products and services, product obsolescence, claims for environmental damage and product liability, imposition of import controls and general economic conditions, among other factors. The Fund may be adversely affected by events or developments negatively impacting the industrials sector or issuers within the industrials sector.

Investment in BDCs Risk. Investments in BDCs may be subject to certain inherent risks. BDCs, generally invest in less mature private companies, which involve greater risk than well-established, publicly-traded companies. The Investment Company Act of 1940, as amended (the “1940 Act”), imposes certain restraints upon the operations of a BDC and these limitations may prohibit the way that the BDC raises capital.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Market Price Risk. Shares are listed for trading on NYSE Arca, Inc. (“NYSE Arca”) and are bought and sold in the secondary market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the net asset value (“NAV”) and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain periods, especially those of market volatility. The Adviser cannot predict whether Shares will trade above (premium), below (discount) or at their NAV. Thus, an investor may pay more than NAV when buying Shares in the secondary market and receive less than NAV when selling Shares in the secondary market.

Market Risk. The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.

Mid-Capitalization Securities Risk. The Fund is subject to the risk that mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of mid-capitalization companies may be more speculative, volatile and less liquid than securities of large companies. Mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.

15

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Non-Diversification Risk. The Fund is considered non-diversified because it may invest a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers and the Fund may experience greater losses and volatility than a more diversified portfolio.

Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Underlying Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Underlying Index.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities to reflect the semi-annual rebalancing of the Underlying Index. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs and may result in higher taxes when Shares are held in a taxable account.

Regulatory and Legal Risk. U.S. and non-U.S. governmental agencies and other regulators may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation applying to the Fund. These may impact the investment strategies, performance, costs and operations of the Fund.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception]
[Michael Jeanette]	[Senior Portfolio Manager of the Adviser]	Since Inception
[Jonathan Nixon]	[Portfolio Manager of the Adviser]	Since Inception
[Tony Seisser]	[Portfolio Manager of the Adviser]	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in

16

exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

17

[ticker]	PowerShares Zacks Mid-Cap Portfolio

Summary Information

Investment Objective

The PowerShares Zacks Mid-Cap Portfolio (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the Zacks Mid-Cap Core Index (the “Mid-Cap Core Index” or the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.50%]
Other Expenses(1)	[0.24%]
Total Annual Fund Operating Expenses	[0.74%]
Fee Waivers and Expense Assumption[(2)]	[0.09%]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[0.65%]

(1) “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)    Invesco PowerShares Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund [(excluding interest expenses, a portion of the Fund’s licensing fees, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses)] from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least [                    ], and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. [The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$66]	[$262]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in

18

higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund, using a “passive” or “indexing” investment approach, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Mid-Cap Core Index. [As of November 30, 2016, the Underlying Index was comprised of 100 securities] selected, based on investment and other criteria, from a universe of mid-capitalization securities including master limited partnerships (“MLPs”), American depositary receipts (“ADRs”) and business development companies (“BDCs”). The depositary receipts included in the Underlying Index may be sponsored or unsponsored. Currently, the mid-capitalization universe ranges from approximately [$2 billion in market capitalization to $16 billion in market capitalization] as defined by Zacks Investment Research, Inc. (“Zacks” or the “Index Provider”). The securities in the universe are selected using a proprietary strategy developed by Zacks. The Fund will invest at least 90% of its total assets in securities that comprise the Underlying Index and depositary receipts representing securities that comprise the Underlying Index (or underlying securities representing ADRs that comprise the Underlying Index). The Board may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Underlying Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade executions is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security’s corresponding depositary receipt is traded.

The Fund generally will invest in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Underlying Index in proportions expected by the Adviser to replicate generally the performance of the Underlying Index as a whole. There may also be instances when the Adviser may choose to overweight another security in the Underlying Index or purchase (or sell) securities not in the Underlying Index, which the Adviser believes are appropriate to substitute for one or more Underlying Index components in seeking to accurately track the Underlying Index, such as: (i) regulatory requirements possibly affecting the Fund’s ability to hold a security in the Underlying Index, or (ii) liquidity concerns possibly affecting the Fund’s ability to purchase or sell a security in the Underlying Index. In addition, from time to time, securities are added to or removed from the Underlying Index. The Fund may sell securities that are represented in the Underlying Index or purchase securities that are not yet represented in the Underlying Index in anticipation of their removal from or addition to the Underlying Index pursuant to scheduled reconstitutions and rebalancings of the Underlying Index. The Fund will concentrate its investments (i.e., invest 25% or more of its assets) in securities issued by companies whose principal business activities are in the same industry or group of industries to the extent the Underlying Index is so concentrated. As of [August 31, 2016, the financial and industrials sectors each represented a substantial portion of the Underlying Index].

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Asset Class Risk. The securities in the Fund’s portfolio may underperform the returns of other securities or indices that track other industries, markets, asset classes or sectors.

Concentration Risk. If the Underlying Index concentrates in an industry or group of industries, the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

19

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Equity Securities Risk. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.

Financial Sector Risk. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector or issuers within the financial sector.

Industrials Sector Risk. The industrials sector may be adversely affected by supply and demand for products and services, product obsolescence, claims for environmental damage and product liability, imposition of import controls and general economic conditions, among other factors. The Fund may be adversely affected by events or developments negatively impacting the industrials sector or issuers within the industrials sector.

Investment in BDCs Risk. Investments in BDCs may be subject to certain inherent risks. BDCs, generally invest in less mature private companies, which involve greater risk than well-established, publicly-traded companies. The Investment Company Act of 1940, as amended (the “1940 Act”), imposes certain restraints upon the operations of a BDC and these limitations may prohibit the way that the BDC raises capital.

Investment in Investment Companies Risk. Investing in other investment other investment companies, including exchange-traded funds (“ETFs”) and closed-end funds, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying investment companies’ expenses, which will reduce the Fund’s performance, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies’ portfolio securities or NAVs. In addition, investments by the Fund in another ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF’s shares.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Market Price Risk. Shares are listed for trading on NYSE Arca, Inc. (“NYSE Arca”) and are bought and sold in the secondary market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the net asset value (“NAV”) and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain periods, especially those of market volatility. The Adviser cannot predict whether Shares will trade above (premium), below (discount) or at their NAV. Thus, an investor may pay more than NAV when buying Shares in the secondary market and receive less than NAV when selling Shares in the secondary market.

20

Market Risk. The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.

Mid-Capitalization Securities Risk. The Fund is subject to the risk that mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of mid-capitalization companies may be more speculative, volatile and less liquid than securities of large companies. Mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.

Master Limited Partnership Risk. MLPs are subject to certain risks inherent in the structure of MLPs, including tax risks, limited control and voting rights and potential conflicts of interest. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Securities issued by MLPs may experience limited trading volumes and, thus, may be relatively illiquid or volatile at times. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Non-Diversification Risk. The Fund is considered non-diversified because it may invest a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers and the Fund may experience greater losses and volatility than a more diversified portfolio.

Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Underlying Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Underlying Index.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities to reflect the semi-annual rebalancing of the Underlying Index. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs and may result in higher taxes when Shares are held in a taxable account.

Regulatory and Legal Risk. U.S. and non-U.S. governmental agencies and other regulators may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation applying to the Fund. These may impact the investment strategies, performance, costs and operations of the Fund.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

21

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception]
[Michael Jeanette]	[Senior Portfolio Manager of the Adviser]	Since Inception
[Jonathan Nixon]	[Portfolio Manager of the Adviser]	Since Inception
[Tony Seisser]	[Portfolio Manager of the Adviser]	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

22

[ticker]	PowerShares Zacks Multi-Asset Income Portfolio

Summary Information

Investment Objective

The PowerShares Zacks Multi-Asset Income Portfolio (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Zacks Multi-Asset Income Index (the “Multi-Asset Income Index” or the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.50%]
Other Expenses(1)	[0.23%]
Acquired Fund Fees and Expenses[(2)]	[0.19%]
Total Annual Fund Operating Expenses	[0.92%]
Fee Waivers and Expense Assumption(3)	[0.08%]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[0.84%]

(1) “Other Expenses” are based on estimated amounts for the current fiscal year.

[(2)  “Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.]

(3)    Invesco PowerShares Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund [(excluding interest expenses, a portion of the Fund’s licensing fees, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses)] from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least [                    ], and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. [The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$86]	[$322]

23

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund, using a “passive” or “indexing” investment approach, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Multi-Asset Income Index. [As of November 30, 2016, the Underlying Index was comprised of approximately 149 securities selected, based on investment and other criteria, from a universe of domestic and international companies.] The securities comprising the Underlying Index include stocks of small and medium-sized companies. The universe of securities within the Underlying Index includes U.S. listed common stocks and American depositary receipts (“ADRs”) paying dividends, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), closed-end funds and traditional preferred stocks. The depositary receipts included in the Underlying Index may be sponsored or unsponsored. The companies in the universe are selected using a proprietary methodology developed by Zacks Investment Research, Inc. (“Zacks” or the “Index Provider”). The Fund will invest at least 90% of its total assets in securities that comprise the Underlying Index and depositary receipts representing securities that comprise the Underlying Index (or underlying securities representing ADRs that comprise the Underlying Index). The Board may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Underlying Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade executions is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security’s corresponding depositary receipt is traded.

The Fund generally will invest in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Underlying Index in proportions expected by the Adviser to replicate generally the performance of the Underlying Index as a whole. There may also be instances when the Adviser may choose to overweight another security in the Underlying Index or purchase (or sell) securities not in the Underlying Index, which the Adviser believes are appropriate to substitute for one or more Underlying Index components in seeking to accurately track the Underlying Index, such as: (i) regulatory requirements possibly affecting the Fund’s ability to hold a security in the Underlying Index, or (ii) liquidity concerns possibly affecting the Fund’s ability to purchase or sell a security in the Underlying Index. In addition, from time to time, securities are added to or removed from the Underlying Index. The Fund may sell securities that are represented in the Underlying Index or purchase securities that are not yet represented in the Underlying Index in anticipation of their removal from or addition to the Underlying Index pursuant to scheduled reconstitutions and rebalancings of the Underlying Index. The Fund will concentrate its investments (i.e., invest 25% or more of its assets) in securities issued by companies whose principal business activities are in the same industry or group of industries to the extent the Underlying Index is so concentrated. [As of August 31, 2016, the financial and energy sectors each represented a substantial portion of the Underlying Index.]

24

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Asset Class Risk. The securities in the Fund’s portfolio may underperform the returns of other securities or indices that track other industries, markets, asset classes or sectors.

Concentration Risk. If the Underlying Index concentrates in an industry or group of industries, the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Energy Sector Risk. The energy sector is often cyclical and highly dependent on commodities prices. Securities prices for companies in the energy sector may be affected by a variety of factors, including, among others, worldwide energy prices, exploration costs, energy conservation efforts, changes in currency exchange rates, government regulation and market, economic and political risks of the countries where energy companies are located or do business. The Fund may be adversely affected by events or developments negatively impacting the energy sector or commodities issuers within the energy sector.

Equity Securities Risk. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.

Financial Sector Risk. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector or issuers within the financial sector.

Investment in Investment Companies Risk. Investing in other investment other investment companies, including exchange-traded funds (“ETFs”) and closed-end funds, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying investment companies’ expenses, which will reduce the Fund’s performance, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies’ portfolio securities or NAVs. In addition, investments by the Fund in another ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF’s shares.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Market Price Risk. Shares are listed for trading on NYSE Arca, Inc. (“NYSE Arca”) and are bought and sold in the secondary market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the net asset value (“NAV”) and

25

supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain periods, especially those of market volatility. The Adviser cannot predict whether Shares will trade above (premium), below (discount) or at their NAV. Thus, an investor may pay more than NAV when buying Shares in the secondary market and receive less than NAV when selling Shares in the secondary market.

Market Risk. The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.

Master Limited Partnership Risk. MLPs are subject to certain risks inherent in the structure of MLPs, including tax risks, limited control and voting rights and potential conflicts of interest. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Securities issued by MLPs may experience limited trading volumes and, thus, may be relatively illiquid or volatile at times. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Non-Diversification Risk. The Fund is considered non-diversified because it may invest a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers and the Fund may experience greater losses and volatility than a more diversified portfolio.

Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Underlying Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Underlying Index.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities to reflect the semi-annual rebalancing of the Underlying Index. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs and may result in higher taxes when Shares are held in a taxable account.

Preferred Securities Risk. A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Regulatory and Legal Risk. U.S. and non-U.S. governmental agencies and other regulators may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation applying to the Fund. These may impact the investment strategies, performance, costs and operations of the Fund.

REIT Risk. In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.

26

Small- and Mid-Capitalization Securities Risk. The Fund is subject to the risk that small- and mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small- and mid-capitalization companies may be more speculative, volatile and less liquid than securities of large companies. Small- and mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception]
[Michael Jeanette]	[Senior Portfolio Manager of the Adviser]	Since Inception
[Jonathan Nixon]	[Portfolio Manager of the Adviser]	Since Inception
[Tony Seisser]	[Portfolio Manager of the Adviser]	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded

27

products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

28

[ticker]	PowerShares Raymond James SB-1 Equity Portfolio

Summary Information

Investment Objective

The PowerShares Raymond James SB-1 Equity Portfolio (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Raymond James SB-1 Equity Index (the “SB-1 Equity Index” or the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.75%]
Other Expenses(1)	[0.00%]
Total Annual Fund Operating Expenses	[0.75%]

(1) “Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$77]	[$294]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund, using a “passive” or “indexing” investment approach, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the SB-1 Equity Index. The Underlying Index is composed of all equity securities rated Strong Buy 1 (“SB-1”) by Raymond James & Associates, Inc. (“Raymond James & Associates”), an affiliate of Raymond James Research Services, LLC (“Raymond James” or the “Index Provider”), as of each rebalance and reconstitution date. Underlying Index constituents include equity securities of all market capitalizations, as defined by the Index Provider, that trade on a U.S. securities exchange, including common stocks, American depositary receipts

29

(“ADRs”), real estate investment trusts (“REITs”), master limited partnerships (“MLPs”) and business development companies (“BDCs”). The depositary receipts included in the Underlying Index may be sponsored or unsponsored. The number of securities in the Underlying Index may vary depending on the number of equity securities rated SB-1 by Raymond James & Associates. The Underlying Index generally consists of between [100 and 200 securities and, as of November 30, 2016], the market capitalization range of Underlying Index constituents was [$135 million to $468 billion]. The Fund will invest at least 90% of its total assets in securities that comprise the Underlying Index and depositary receipts representing securities that comprise the Underlying Index (or underlying securities representing ADRs that comprise the Underlying Index). The Board of Trustees (the “Board”) of PowerShares Exchange-Traded Fund Trust (the “Trust”) may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Underlying Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade executions is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security’s corresponding depositary receipt is traded.

The Fund generally will invest in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Underlying Index in proportions expected by Invesco PowerShares Capital Management, LLC, the Fund’s investment adviser (the “Adviser”), to replicate generally the performance of the Underlying Index as a whole. There may also be instances when the Adviser may choose to overweight another security in the Underlying Index or purchase (or sell) securities not in the Underlying Index, which the Adviser believes are appropriate to substitute for one or more Underlying Index components in seeking to accurately track the Underlying Index, such as: (i) regulatory requirements possibly affecting the Fund’s ability to hold a security in the Underlying Index, or (ii) liquidity concerns possibly affecting the Fund’s ability to purchase or sell a security in the Underlying Index. In addition, from time to time, securities are added to or removed from the Underlying Index. The Fund may sell securities that are represented in the Underlying Index or purchase securities that are not yet represented in the Underlying Index in anticipation of their removal from or addition to the Underlying Index pursuant to scheduled reconstitutions and rebalancings of the Underlying Index. The Fund will concentrate its investments (i.e., invest 25% or more of its assets) in securities issued by companies whose principal business activities are in the same industry or group of industries to the extent the Underlying Index is so concentrated. [As of August 31, 2016, the financial, energy and consumer staples sectors each represented a substantial portion of the Underlying Index].

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Asset Class Risk. The securities in the Fund’s portfolio may underperform the returns of other securities or indices that track other industries, markets, asset classes or sectors.

Concentration Risk. If the Underlying Index concentrates in an industry or group of industries, the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Consumer Staples Sector Risk. Companies in the consumer staples sector may be adversely affected by changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. In addition, companies in the consumer staples sector may be subject to risks pertaining to the supply of, demand for and prices of raw materials. The Fund may be adversely affected by events or developments negatively impacting the consumer staples sector or issuers within the consumer staples sector.

30

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Energy Sector Risk. The energy sector is often cyclical and highly dependent on commodities prices. Securities prices for companies in the energy sector may be affected by a variety of factors, including, among others, worldwide energy prices, exploration costs, energy conservation efforts, changes in currency exchange rates, government regulation and market, economic and political risks of the countries where energy companies are located or do business. The Fund may be adversely affected by events or developments negatively impacting the energy sector or commodities issuers within the energy sector.

Equity Securities Risk. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.

Financial Sector Risk. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector or issuers within the financial sector.

Investment in BDCs Risk. Investments in BDCs may be subject to certain inherent risks. BDCs, generally invest in less mature private companies, which involve greater risk than well-established, publicly-traded companies. The Investment Company Act of 1940, as amended (the “1940 Act”), imposes certain restraints upon the operations of a BDC and these limitations may prohibit the way that the BDC raises capital.

Investment in Investment Companies Risk. Investing in other investment other investment companies, including exchange-traded funds (“ETFs”) and closed-end funds, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying investment companies’ expenses, which will reduce the Fund’s performance, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies’ portfolio securities or NAVs. In addition, investments by the Fund in another ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF’s shares.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Market Price Risk. Shares are listed for trading on NYSE Arca, Inc. (“NYSE Arca”) and are bought and sold in the secondary market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the net asset value (“NAV”) and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain periods, especially those of market volatility. The Adviser cannot predict whether Shares will trade above (premium), below (discount) or at their NAV. Thus, an investor may pay more than NAV when buying Shares in the secondary market and receive less than NAV when selling Shares in the secondary market.

31

Market Risk. The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.

Master Limited Partnership Risk. MLPs are subject to certain risks inherent in the structure of MLPs, including tax risks, limited control and voting rights and potential conflicts of interest. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Securities issued by MLPs may experience limited trading volumes and, thus, may be relatively illiquid or volatile at times. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.

Micro-Capitalization Securities Risk. Micro-capitalization stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Non-Diversification Risk. The Fund is considered non-diversified because it may invest a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers and the Fund may experience greater losses and volatility than a more diversified portfolio.

Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Underlying Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Underlying Index.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities to reflect the semi-annual rebalancing of the Underlying Index. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs and may result in higher taxes when Shares are held in a taxable account.

Regulatory and Legal Risk. U.S. and non-U.S. governmental agencies and other regulators may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation applying to the Fund. These may impact the investment strategies, performance, costs and operations of the Fund.

REIT Risk. In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.

Risks Relating To Raymond James & Associates Equity Securities Ratings. The Fund will seek to construct and maintain a portfolio consisting of the equity securities rated SB-1 by Raymond James & Associates analysts. Changes in the ratings methodologies or in the scope of equity research by Raymond James & Associates may have an adverse effect on the ability of the Fund to pursue its investment strategy.

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Small- and Mid-Capitalization Securities Risk. The Fund is subject to the risk that small- and mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small- and mid-capitalization companies may be more speculative, volatile and less liquid than securities of large companies. Small- and mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception]
[Michael Jeanette]	[Senior Portfolio Manager of the Adviser]	Since Inception
[Jonathan Nixon]	[Portfolio Manager of the Adviser]	Since Inception
[Tony Seisser]	[Portfolio Manager of the Adviser]	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded

33

products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

34

[ticker]	PowerShares S&P Spin-Off Portfolio

Summary Information

Investment Objective

The PowerShares S&P Spin-Off Portfolio (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the S&P U.S. Spin-Off Index (the “Spin-Off Index” or the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.50%]
Other Expenses(1)	[0.21%]
Total Annual Fund Operating Expenses	[0.71%]
Fee Waivers and Expense Assumption(2)	[0.06%]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[0.65%]

(1) “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)    Invesco PowerShares Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund [(excluding interest expenses, a portion of the Fund’s licensing fees, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses)] from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least [                    ], and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. [The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$66]	[$262]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in

35

higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund, using a “passive” or “indexing” investment approach, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Spin-Off Index. The Underlying Index is designed to measure the performance of U.S. companies that have been spun off from larger corporations within the past four years. The Underlying Index is comprised of equity securities of U.S. companies added to the S&P United States BMI, a country sub-index of the S&P Global BMI, that have been spun off and have a float-adjusted market capitalization of at least $1 billion. S&P Dow Jones Indices LLC (“S&P” or the “Index Provider”) defines a spin-off company as any company resulting from one of the following events:

•	Spin-off. The spin-off distribution of shares of a subsidiary company by its parent company to parent company shareholders.

•	Carve-out. The sale by a parent company of a percentage of the equity of a subsidiary to public shareholders.

•	Split-off. The distribution of shares of a subsidiary company by its parent company to parent company shareholders that elect to redeem their shares in the parent company in return for shares of the subsidiary company.

[As of November 30, 2016, the Underlying Index was comprised of approximately 64 securities]. The Fund will invest at least 90% of its total assets in securities that comprise the Underlying Index. The Board may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund generally will invest in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Underlying Index in proportions expected by the Adviser to replicate generally the performance of the Underlying Index as a whole. There may also be instances when the Adviser may choose to overweight another security in the Underlying Index or purchase (or sell) securities not in the Underlying Index, which the Adviser believes are appropriate to substitute for one or more Underlying Index components in seeking to accurately track the Underlying Index, such as: (i) regulatory requirements possibly affecting the Fund’s ability to hold a security in the Underlying Index, (ii) liquidity concerns possibly affecting the Fund’s ability to purchase or sell a security in the Underlying Index. In addition, from time to time, securities are added to or removed from the Underlying Index. The Fund may sell securities that are represented in the Underlying Index or purchase securities that are not yet represented in the Underlying Index in anticipation of their removal from or addition to the Underlying Index pursuant to scheduled reconstitutions and rebalancings of the Underlying Index. The Fund will concentrate its investments (i.e., invest 25% or more of its assets) in securities issued by companies whose principal business activities are in the same industry or group of industries to the extent the Underlying Index is so concentrated. [As of August 31, 2016, the consumer staples sector represented a substantial portion of the Underlying Index].

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Asset Class Risk. The securities in the Fund’s portfolio may underperform the returns of other securities or indices that track other industries, markets, asset classes or sectors.

36

Concentration Risk. If the Underlying Index concentrates in an industry or group of industries, the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Consumer Staples Sector Risk. Companies in the consumer staples sector may be adversely affected by changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. In addition, companies in the consumer staples sector may be subject to risks pertaining to the supply of, demand for and prices of raw materials. The Fund may be adversely affected by events or developments negatively impacting the consumer staples sector or issuers within the consumer staples sector.

Equity Securities Risk. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Market Price Risk. Shares are listed for trading on NYSE Arca, Inc. (“NYSE Arca”) and are bought and sold in the secondary market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the net asset value (“NAV”) and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain periods, especially those of market volatility. The Adviser cannot predict whether Shares will trade above (premium), below (discount) or at their NAV. Thus, an investor may pay more than NAV when buying Shares in the secondary market and receive less than NAV when selling Shares in the secondary market.

Market Risk. The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.

Micro-Capitalization Securities Risk. Micro-capitalization stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

37

Non-Diversification Risk. The Fund is considered non-diversified because it may invest a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers and the Fund may experience greater losses and volatility than a more diversified portfolio.

Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Underlying Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Underlying Index.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities to reflect the semi-annual rebalancing of the Underlying Index. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs and may result in higher taxes when Shares are held in a taxable account.

Regulatory and Legal Risk. U.S. and non-U.S. governmental agencies and other regulators may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation applying to the Fund. These may impact the investment strategies, performance, costs and operations of the Fund.

Small- and Mid-Capitalization Securities Risk. The Fund is subject to the risk that small- and mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small- and mid-capitalization companies may be more speculative, volatile and less liquid than securities of large companies. Small- and mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception]
[Michael Jeanette]	[Senior Portfolio Manager of the Adviser]	Since Inception
[Jonathan Nixon]	[Portfolio Manager of the Adviser]	Since Inception
[Tony Seisser]	[Portfolio Manager of the Adviser]	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

38

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

39

[ticker]	PowerShares Wilshire Micro-Cap Portfolio

Summary Information

Investment Objective

The PowerShares Wilshire Micro-Cap Portfolio (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Wilshire US Micro-Cap IndexSM (the “Wilshire Micro-Cap Index” or the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.50%]
Other Expenses(1)	[0.00%]
Acquired Fund Fees and Expenses[(2)]	[0.09%]
Total Annual Fund Operating Expenses	[0.59%]

(1) “Other Expenses” are based on estimated amounts for the current fiscal year.

[(2)  “Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$60]	[$243]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

40

Principal Investment Strategies

The Fund, using a “passive” or “indexing” investment approach, will seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Wilshire Micro-Cap Index. The Underlying Index is a rules-based index (i.e., an index based on specified criteria) comprised of, [as of November 30, 2016, approximately 1,139 securities] of micro-capitalization companies, including real estate investment trusts (“REITs”) and BDCs, as defined by Wilshire Associates Incorporated (“Wilshire® ” or the “Index Provider”). The Underlying Index is designed to represent micro-sized companies and is a subset of the Wilshire 5000 Total Market IndexSM (the “Wilshire 5000”). The Underlying Index represents a float-adjusted, market capitalization-weighted index of the issues ranked below 2500 by market capitalization of the Wilshire 5000. The Fund will invest at least 90% of its total assets in equity securities that comprise the Underlying Index. The Board of Trustees (the “Board”) of PowerShares Exchange-Traded Fund Trust (the “Trust”) may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund uses a sampling approach in seeking to achieve its objective. Sampling means that the Adviser uses quantitative analysis to select securities from the Underlying Index universe to obtain a representative sample of securities that resemble the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of securities. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. However, the Fund may use replication to achieve its objective if practicable. There may also be instances when the Adviser may choose to overweight another security in the Underlying Index or purchase (or sell) securities not in the Underlying Index, which the Adviser believes are appropriate to substitute for one or more Underlying Index components in seeking to accurately track the Underlying Index, such as: (i) regulatory requirements possibly affecting the Fund’s ability to hold a security in the Underlying Index, or (ii) liquidity concerns possibly affecting the Fund’s ability to purchase or sell a security in the Underlying Index. In addition, from time to time, securities are added to or removed from the Underlying Index. The Fund may sell securities that are represented in the Underlying Index or purchase securities that are not yet represented in the Underlying Index in anticipation of their removal from or addition to the Underlying Index pursuant to scheduled reconstitutions and rebalancings of the Underlying Index. The Fund will concentrate its investments (i.e., invest 25% or more of its assets) in securities issued by companies whose principal business activities are in the same industry or group of industries to the extent the Underlying Index is so concentrated. As of [August 31, 2016, the financial and consumer staples sectors each represented a substantial portion of the Underlying Index].

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Asset Class Risk. The securities in the Fund’s portfolio may underperform the returns of other securities or indices that track other industries, markets, asset classes or sectors.

Concentration Risk. If the Underlying Index concentrates in an industry or group of industries, the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Consumer Staples Sector Risk. Companies in the consumer staples sector may be adversely affected by changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. In addition, companies in the consumer staples sector may be subject to risks pertaining to the supply of, demand for and prices of raw materials. The Fund may be adversely affected by events or developments negatively impacting the consumer staples sector or issuers within the consumer staples sector.

Equity Securities Risk. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the

41

issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.

Financial Sector Risk. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector or issuers within the financial sector.

Investment in BDCs Risk. Investments in BDCs may be subject to certain inherent risks. BDCs, generally invest in less mature private companies, which involve greater risk than well-established, publicly-traded companies. The Investment Company Act of 1940, as amended (the “1940 Act”), imposes certain restraints upon the operations of a BDC and these limitations may prohibit the way that the BDC raises capital.

Investment in Investment Companies Risk. Investing in other investment other investment companies, including exchange-traded funds (“ETFs”) and closed-end funds, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying investment companies’ expenses, which will reduce the Fund’s performance, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies’ portfolio securities or NAVs. In addition, investments by the Fund in another ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF’s shares.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Market Price Risk. Shares are listed for trading on NYSE Arca, Inc. (“NYSE Arca”) and are bought and sold in the secondary market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the net asset value (“NAV”) and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain periods, especially those of market volatility. The Adviser cannot predict whether Shares will trade above (premium), below (discount) or at their NAV. Thus, an investor may pay more than NAV when buying Shares in the secondary market and receive less than NAV when selling Shares in the secondary market.

Market Risk. The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.

Micro-Capitalization Securities Risk. Micro-capitalization stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

42

Non-Diversification Risk. The Fund is considered non-diversified because it may invest a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers and the Fund may experience greater losses and volatility than a more diversified portfolio.

Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Underlying Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Underlying Index.

Regulatory and Legal Risk. U.S. and non-U.S. governmental agencies and other regulators may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation applying to the Fund. These may impact the investment strategies, performance, costs and operations of the Fund.

REIT Risk. In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.

Small-Capitalization Securities Risk. Certain of the companies in which the Fund may invest may at times be considered small-capitalization, rather than micro-capitalization, companies. The Fund is subject to the risk that small-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small-capitalization companies may be more speculative, volatile and less liquid than securities of large companies. Small-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception]
[Michael Jeanette]	[Senior Portfolio Manager of the Adviser]	Since Inception
[Jonathan Nixon]	[Portfolio Manager of the Adviser]	Since Inception
[Tony Seisser]	[Portfolio Manager of the Adviser]	Since Inception

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Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 100,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

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[ticker]	PowerShares Wilshire US REIT Portfolio

Summary Information

Investment Objective

The PowerShares Wilshire US REIT Portfolio (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Wilshire US Real Estate Investment Trust IndexSM (the “Wilshire US REIT Index” or the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.32%]
Other Expenses(1)	[0.00%]
Total Annual Fund Operating Expenses	[0.32%]

(1) “Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$33]	[$157]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund, using a “passive” or “indexing” investment approach, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Wilshire US REIT Index. The Underlying Index is a rules-based index comprised of, as of[November 30, 2016, approximately 115 securities], which may include securities of companies of all categories of market capitalizations (subject to the minimum requirements set forth below), as defined by Wilshire Associates Incorporated (“Wilshire® ” or the “Index Provider”). The Underlying Index is comprised primarily of real estate investment trusts (“REITs”) and is derived from the broader Wilshire 5000 Total Market IndexSM. The Underlying Index is

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weighted by float-adjusted market capitalization. The Fund will invest at least 90% of its total assets in equity securities that comprise the Underlying Index. The Board of Trustees (the “Board”) of PowerShares Exchange-Traded Fund Trust (the “Trust”) may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund generally will invest in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Underlying Index in proportions expected by Invesco PowerShares Capital Management, LLC (the “Adviser”) to replicate generally the performance of the Underlying Index as a whole. There may also be instances when the Adviser may choose to overweight another security in the Underlying Index or purchase (or sell) securities not in the Underlying Index, which the Adviser believes are appropriate to substitute for one or more Underlying Index components in seeking to accurately track the Underlying Index, such as: (i) regulatory requirements possibly affecting the Fund’s ability to hold a security in the Underlying Index, or (ii) liquidity concerns possibly affecting the Fund’s ability to purchase or sell a security in the Underlying Index. In addition, from time to time, securities are added to or removed from the Underlying Index. The Fund may sell securities that are represented in the Underlying Index or purchase securities that are not yet represented in the Underlying Index in anticipation of their removal from or addition to the Underlying Index pursuant to scheduled reconstitutions and rebalancings of the Underlying Index. The Fund will concentrate its investments (i.e., invest 25% or more of its assets) in securities issued by companies whose principal business activities are in the same industry or group of industries to the extent the Underlying Index is so concentrated. As of [August 31, 2016, the financial sector represented a substantial portion of the Underlying Index].

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Asset Class Risk. The securities in the Fund’s portfolio may underperform the returns of other securities or indices that track other industries, markets, asset classes or sectors.

Concentration Risk. If the Underlying Index concentrates in an industry or group of industries, the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Financial Sector Risk. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector or issuers within the financial sector.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Market Price Risk. Shares are listed for trading on NYSE Arca, Inc. (“NYSE Arca”) and are bought and sold in the secondary market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the net asset value (“NAV”) and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain periods, especially those of market volatility. The Adviser cannot predict whether Shares will trade above (premium), below (discount) or at their NAV. Thus, an investor may pay more than NAV when buying Shares in the secondary market and receive less than NAV when selling Shares in the secondary market.

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Market Risk. The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.

Micro-Capitalization Securities Risk. Micro-capitalization stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Non-Diversification Risk. The Fund is considered non-diversified because it may invest a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers and the Fund may experience greater losses and volatility than a more diversified portfolio.

Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Underlying Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Underlying Index.

Real Estate Securities Risk. The Fund may invest in securities of real estate companies and companies related to the real estate industry, including REITs, which are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns.

Regulatory and Legal Risk. U.S. and non-U.S. governmental agencies and other regulators may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation applying to the Fund. These may impact the investment strategies, performance, costs and operations of the Fund.

REIT Risk. In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.

Repayment Risk. The prices of real estate company securities may drop because of the failure of borrowers to repay their loans, poor management, and the inability to obtain financing either on favorable terms or at all. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of interest and principal on their loans will be adversely affected. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates.

Small- and Mid-Capitalization Securities Risk. The Fund is subject to the risk that small- and mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small- and mid-capitalization companies may be more speculative, volatile and less liquid than securities of large companies. Small- and mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.

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Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception]
[Michael Jeanette]	[Senior Portfolio Manager of the Adviser]	Since Inception
[Jonathan Nixon]	[Portfolio Manager of the Adviser]	Since Inception
[Tony Seisser]	[Portfolio Manager of the Adviser]	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

48

Additional Information About the Funds’ Strategies and Risks

Principal Investment Strategies

Each Fund generally will invest at least 90% of its total assets in components of its respective Underlying Index. Each Fund operates as an index fund and is not actively managed. Each Fund uses an “indexing” investment approach to attempt to correspond, before fees and expenses, to the performance of its Underlying Index. The Adviser seeks correlation over time of 0.95 or better between a Fund’s performance and the performance of its Underlying Index; a figure of 1.00 would represent perfect correlation. Another means of evaluating the relationship between the returns of a Fund and its Underlying Index is to assess the “tracking error” between the two. Tracking error means the variation between a Fund’s annual return and the return of its Underlying Index, expressed in terms of standard deviation. Each Fund seeks to have a tracking error of less than 5%, measured on a monthly basis over a one-year period by taking the standard deviation of the difference in the Fund’s returns versus the Underlying Index’s returns. Because each Fund uses an indexing approach to try to achieve its investment objective, each Fund does not take temporary defensive positions during periods of adverse market, economic or other conditions.

Each Fund (except PowerShares Wilshire Micro-Cap Portfolio) employs a “full replication” methodology in seeking to track its Underlying Index, meaning that it generally invests in substantially all of the securities comprising its respective Underlying Index in approximately the same proportions as the weightings of the securities in the respective Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, a Fund may purchase a sample of securities in its respective Underlying Index.

PowerShares Wilshire Micro-Cap Portfolio uses a “sampling” approach in seeking to achieve its investment objective. A “sampling” methodology means that the Adviser uses a quantitative analysis to select securities from an Underlying Index universe to obtain a representative sample of securities that have, in the aggregate, investment characteristics similar to the Underlying Index, respectively, in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization, return variability, earnings valuation, yield and other financial characteristics of securities. When employing a sampling methodology, the Adviser bases the quantity of holdings in a Fund on a number of factors, including asset size of the Fund, and generally expects the Fund to hold less than the total number of securities in its Underlying Index. However, the Adviser reserves the right to invest a Fund in as many securities as it believes necessary to achieve the Fund’s investment objective.

There also may be instances in which the Adviser may choose to (i) overweight a security in an Underlying Index, (ii) purchase securities not contained in an Underlying Index that the Adviser believes are appropriate to substitute for certain securities in that Underlying Index, or (iii) utilize various combinations of other available investment techniques in seeking to track an Underlying Index. Each Fund may sell securities included in an Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not included in an Underlying Index in anticipation of their addition to the Underlying Index.

Additional information about the construction of each Fund’s Underlying Index is set forth below.

BNY Mellon BRIC Select DR Index (PowerShares BRIC Portfolio)

The Underlying Index tracks the performance of U.S. and non-U.S. exchange-listed depositary receipts in ADR or GDR form that are listed for trading on the NYSE, NYSE MKT, NASDAQ and London Stock Exchange of companies from Brazil, Russia, India and China, which meet certain criteria. The universe of potential Underlying Index constituents includes all liquid U.S. and non-U.S. exchange-listed ADRs and GDRs. [As of November 30, 2016, the Underlying Index’s constituent countries were represented (in approximate market capitalization) in the Underlying Index as follows: 24.7% of the Underlying Index consisted of Brazilian companies, 20% of the Underlying Index consisted of Russian companies, 11.3% of the Underlying Index consisted of Indian companies and 44% of the Underlying Index consisted of Chinese companies.]

1.	To be eligible for inclusion in the BRIC Index, the security must pass the following screens:

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•	Be represented in the BNY Mellon DR Index.

•	Free-float adjusted market capitalization greater than $250 million.

•	Minimum $100,000 3 month average daily U.S. dollar trading volume on the primary exchanges of ADR or GDR and $1,000,000 minimum 3 month daily average U.S. dollar trading volume from the U.S. composite market. Hong Kong local trading volume may be used to satisfy this requirement for ADRs or GDRs whose local market is Honk Kong.*

2.	Decisions regarding additions to and removals from the Underlying Index are made by the Index Administrator and are subject to periodic review by a policy steering committee known as BNY Mellon Index Committee.

3.	The Underlying Index is weighted based on a modified capitalization method, using an Underlying Index formula based upon the aggregate of prices times share quantities. The number of shares used in the Underlying Index calculation generally represents the entire class(es) or series of shares adjusted for free-float that trade in the local market and also trade in the form of depositary receipts on U.S. and non-U.S. exchanges. Adjustments are made to ensure that no single security exceeds 23% of the Underlying Index and, with respect to 55% of the Underlying Index, that no single security represents more than 4.5% of the Underlying Index.

4.	The Underlying Index may be adjusted for changes in shares quarterly and float annually that may affect the weighting of constituents in general.

Dow Jones Industrial Average Yield Weighted (PowerShares Dow Jones Industrial Average Dividend Portfolio)

The Underlying Index is designed to provide exposure to high-yielding equity securities of companies included in the Dow Jones Industrial Average™, which is a price-weighted index of 30 U.S. blue-chip companies. The Underlying Index is calculated using a yield-weighted methodology that weights all components of the Dow Jones Industrial Average™ by their twelve month dividend yield over the prior twelve months. Underlying Index constituents must be a part of the Dow Jones Industrial Average™. Only securities with a track record of consistent dividend payments in the previous twelve months will be eligible for inclusion in the Underlying Index. The Underlying Index is rebalanced semi-annually. The Underlying Index was developed by S&P Dow Jones Index Group.

1.	Parent Index and Listing Requirements. Eligible securities must be components of the Dow Jones Industrial Average™, which is a price-weighted index of 30 U.S. blue-chip companies that meet certain size, listing and liquidity requirements.

2.	Weighting Methodology. Underlying Index constituents must be members of the Dow Jones Industrial Average™. Eligible securities are weighted based upon their twelve-month dividend yield over the prior twelve months, computed at the rebalancing date. Only securities with a track record of consistent dividend payments in the previous twelve months will be eligible for inclusion in the Underlying Index.

3.	Reconstitution and Rebalance. Standard & Poor’s, the index administrator, reconstitutes the Underlying Index on an as needed basis. Constituent changes are generally disclosed publicly one to five days before they are scheduled to be implemented.

The Underlying Index will be rebalanced semi-annually. The reference dates are the last trading days of March and September. Any changes to the Underlying Index are effective after the close of business of the third Friday following the reference date. Any companies added to or deleted from the Dow Jones Industrial Average™ will be added to or deleted from the Underlying Index on the next rebalancing date.

4.	Underlying Index Methodology Changes. The S&P Index Committee meets semi-annually to review the methodology. Any changes to the methodology will be publicly disclosed five days prior to implementation. All methodology changes, as well as the current version of the methodology, are available at www.spindices.com.

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Nasdaq US Insider Sentiment Index (PowerShares Insider Sentiment Portfolio)

The Underlying Index is designed to provide exposure to U.S. companies that Nasdaq has selected for inclusion in the Underlying Index based on a company’s corporate insider buying trends. The companies eligible for the Underlying Index are derived from its starting universe, the Nasdaq US Large Mid Cap Index, which is designed to track the performance of mid- to large-capitalization U.S. companies. A broad universe of U.S.-traded securities, including common stocks, ADRs, and master limited partnership interests, are eligible for inclusion in the Underlying Index. Nasdaq selects securities for the Underlying Index using a rules-based selection criteria designed to increase the Underlying Index’s exposure, relative to the starting universe, to securities that reflect favorable corporate insider buying trends by considering the following factors:

•	Insider Buying Trends. Increases in average shares of a company held by corporate insiders are evaluated by calculating the average shares held by corporate insiders over a trailing 12-month period and comparing that average to the average number of shares held by corporate insiders over a 13 to 24-month period.

•	Momentum. Momentum is calculated based on each company’s one-month, three-month, six-month, nine-month and twelve-month returns.

•	Volatility. Volatility reflects the degree of fluctuation in a company’s share price and it is calculated based on a company’s trailing one-year volatility.

1.	Potential Underlying Index constituents include all common stocks, ADRs, depositary shares, shares of beneficial interest or limited partnership interests and tracking stocks.

2.	Underlying Index constituents must be constituents of the Nasdaq US Large Mid Cap Index.

3.	To be eligible for inclusion in the Underlying Index, a security must meet the following criteria:

•	The security must have been publicly traded for at least 24 months;

•	The average shares held by corporate insiders over a trailing 12-month period must be greater than the average number of shares held by corporate insiders over a trailing 13 to 24-month period;

•	The security may not be issued by an issuer currently in bankruptcy proceedings; and

•	The issuer may not have entered into an agreement or other arrangement that would likely result in the security no longer being eligible for inclusion in the Underlying Index.

4.	Each security in the eligible universe is ranked based on an equal application of the following factors: (i) increase in average shares held by corporate insiders; (ii) momentum; and (iii) volatility.

5.	The 100 highest-ranking securities, subject to industry weight constraints, are selected for inclusion in the Underlying Index.

6.	The weight of any one industry (determined based on the Industry Classification Benchmark) is limited to 20% of the Underlying Index.

7.	The Underlying Index is rebalanced semi-annually in April and October.

Zacks Mid-Cap Core Index (PowerShares Zacks Mid-Cap Portfolio)

The Underlying Index selection methodology is designed to identify securities with potentially superior risk-return profiles as determined by Zacks. The Underlying Index seeks to select a group of securities with the potential to outperform indices such as the Russell Midcap Index or the S&P MidCap 400 Index and other benchmark indices on a risk-adjusted basis.

The Underlying Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify those securities that offer the greatest potential from a risk/return perspective. The approach is specifically designed to enhance investment applications and investability. The Underlying Index is adjusted quarterly.

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1.	Potential Underlying Index constituents include all common stocks, ADRs, MLPs and BDCs listed on major domestic exchanges. The universe is limited to the mid-capitalization universe as defined by Zacks, which consists of those securities that rank between the 7th percentile and 25th percentile of an ordinal ranking of all domestic equities based on descending market capitalization (which currently translates to a range from approximately $2 billion in market capitalization to $16 billion in market capitalization).

2.	Each security is ranked using a quantitative rules-based methodology that includes broker recommendation changes, valuation, liquidity, contrarian indicators, and other factors and is sorted from highest to lowest. The constituent selection methodology was developed by Zacks as a quantitative approach to identifying those securities that offer the greatest return potential on a risk-adjusted basis.

3.	The Underlying Index is comprised of the 100 highest-ranking securities chosen using a rules-based quantitative ranking methodology proprietary to Zacks. The constituents are weighted based on relative market capitalization.

4.	The constituent selection process as well as the ranking, reconstitution, and rebalancing of the Underlying Index is repeated quarterly

Zack Multi-Asset Income Index (PowerShares Zacks Multi-Asset Income Portfolio)

The Underlying Index selection methodology is designed to identify companies with potentially high income and superior risk-return profiles as determined by Zacks. The objective of the Underlying Index is to select a diversified group of securities with the potential to have a yield in excess of and outperform, on a risk-adjusted basis, the Dow Jones US Select Dividend Index and other benchmark indices.

The Underlying Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify those securities that offer the greatest potential from a yield and risk/return perspective while maintaining industry diversification. The approach is specifically designed to enhance investment applications and investability. The constituent selection process, as well as the ranking, reconstitution and rebalancing of the Underlying Index, is repeated quarterly.

1.	Potential Underlying Index constituents include all U.S. stocks and ADRs that pay dividends, as well as REITs, MLPs, closed-end funds and traditional preferred stocks.

2.	The Underlying Index is comprised of approximately the 125 to 150 highest-ranking securities chosen using a rules-based quantitative ranking methodology proprietary to Zacks. Half (50%) or more of the portfolio will consist of dividend-paying common stocks. Closed-end funds are limited to 10% of the portfolio. MLPs may make up onequarter (25%) of the portfolio. Exposure to all other categories of investment type (ADRs, REITs and preferred stock) other than U.S. common stock are limited to a 20% maximum per investment type. The weight of any one sector is limited to 40% of the Underlying Index.

3.	Each company within each investment type is ranked using a quantitative rules-based methodology that includes yield, company growth, liquidity, relative value, momentum and other factors and is sorted from highest to lowest.

4.	The approximately 125 to 150 constituents are chosen and are weighted based on a proprietary method developed by Zacks within each investment type.

5.	The constituent selection process, as well as the ranking, reconstitution and rebalancing of the Underlying Index, is repeated quarterly.

6.	The securities comprising the portfolio are regularly reviewed for deletion or dilution based on factors determined by Zacks.

Raymond James SB-1 Equity Index (PowerShares Raymond James SB-1 Equity Portfolio)

The Underlying Index is composed of all equity securities rated SB-1 by Raymond James & Associates as of each rebalance and reconstitution date, with the relative weighting of each constituent determined according to a modified equal-weighting methodology, as described below. The number of securities

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rated SB-1 may be modified on any day as a result of upgrades and/or downgrades of securities’ ratings by Raymond James & Associates analysts; however, the Underlying Index will be reconstituted and rebalanced twice per calendar month.

There are currently four rating categories used by Raymond James & Associates analysts, with SB-1 being the highest rating. A rating of SB-1 indicates generally that the Raymond James & Associates analyst assigning the rating expects the stock to achieve a total return of at least 15% and outperform the S&P 500® Index over the next six to twelve months. In the case of certain higher-yielding or more conservative equities, a rating of SB-1 indicates that the Raymond James & Associates analyst assigning the rating expects such equities to achieve total return of at least 15% over the next 12 months. The ratings assigned by Raymond James & Associates analysts represent such analysts’ judgments given available public facts and information and are not intended as guarantees of investment performance of rated securities or of the Underlying Index.

Raymond James & Associates Equity Research Department currently includes more than 49 equity analysts and publishes research on approximately 949 companies. Securities rated by Raymond James & Associates analysts include equity securities of U.S. issuers and U.S. dollar-denominated equity securities of foreign issuers, in each case that are traded on U.S. securities exchanges. As of [November 30, 2016, 156 securities] received a rating of SB-1 from Raymond James & Associates analysts. The number of securities rated SB-1 may be modified on any day as a result of upgrades and/or downgrades of securities’ ratings by Raymond James & Associates analysts.

1.	Underlying Index constituents will include all securities rated SB-1 by a Raymond James & Associates analyst as defined above.

2.	The Underlying Index will seek to include each SB-1 rated security in equal dollar-weighted percentages relative to the total value of the entire Underlying Index of SB-1 rated securities (“Equal Portfolio Weight”). Using the following method, in instances in which there is comparatively little trading volume in a SB-1 rated security, the Underlying Index will limit its weighting in that constituent. Upon initial selection of the Underlying Index and on each rebalancing and reconstitution day, the Underlying Index will calculate for each SB-1 rated security the average product of the closing price multiplied by the trading volume for such stock for the 60 trading days prior to the rebalancing and reconstitution day to provide the “Average Price-Volume Amount.” For any Underlying Index constituent that the Average Price-Volume Amount is less than $1,000,000 per day, that security’s weight will be reduced to a proportion of the Equal Portfolio Weight equal to the ratio of its Average Price-Volume Amount over $1,000,000 (the “Liquidity Cap”). To the extent that the Underlying Index’s weighting in a security is limited as a result of the Liquidity Cap, the difference between the equal weight position and the capped position will be reallocated equally among all other Underlying Index constituents.

3.	At each Underlying Index rebalancing and reconstitution, all Underlying Index constituents that are no longer rated SB-1 on the date of the rebalancing and reconstitution will be removed from the Underlying Index and all securities rated SB-1 on the date of the rebalancing and reconstitution that are not currently part of the Underlying Index will be added.

4.	In the event a constituent is downgraded by Raymond James & Associates and is no longer rated SB-1 subsequent to adding the security as an Underlying Index constituent, such constituent will remain a part of the Underlying Index until the next rebalancing and reconstitution date following such downgrade. In the event a security is upgraded by Raymond James & Associates to a rating of SB-1 between rebalancing and reconstitution dates, the constituent will be added to the Underlying Index at the next rebalance and reconstitution date.

5.	The Underlying Index will be rebalanced and reconstituted twice per calendar month.

S&P U.S. Spin-Off Index (PowerShares S&P Spin-Off Portfolio)

The Underlying Index is designed to measure the performance of U.S. domiciled companies that have been spun off from larger corporations within the past four years. Underlying Index constituents must be constituents of the S&P United States BMI, a country sub-index of the S&P Global BMI. Companies included in the S&P United States BMI that have been spun off and have a float-adjusted market

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capitalization of at least $1 billion are included in the Underlying Index. Constituent securities are only included in the Underlying Index for a maximum of 48 months. The Underlying Index is adjusted monthly and a constituent security that has been a part of the Underlying Index for more than 48 months is deleted. If there are not enough new spin-offs to populate the Underlying Index, however, the deletion of the applicable constituent security may be delayed.

1.	The Underlying Index is comprised of equity securities added to the S&P United States BMI that have been spun-off and have a float-adjusted market capitalization of at least $1 billion.

2.	The Underlying Index is weighted by float-adjusted market capitalization, subject to a maximum weight of 7.5% for any single stock.

3.	Additions to the Underlying Index are made at each monthly rebalancing after the close of trading on the third Friday of each month. Any eligible spin-off occurring at least seven business days prior to the rebalancing date is included in the Underlying Index at the monthly rebalancing.

4.	A constituent security that has been included in the Underlying Index for more than 48 months is removed at the subsequent monthly rebalancing; however, if the deletion of a constituent security would result in the number of constituent securities of the Underlying Index being less than 20, the deletion will be delayed until the next monthly rebalancing where the resulting number of constituent securities would be at least 20.

Wilshire US Micro-Cap Index (PowerShares Wilshire Micro-Cap Portfolio)

The Wilshire Micro-Cap Index is a subset of the Wilshire 5000 Total Market Index. The Underlying Index includes securities ranked below 2500, based upon market capitalization, of securities in the Wilshire 5000 Total Market Index. The Underlying Index is comprised of securities of micro-capitalization companies of U.S. issuers, including common stocks, REITs and business development companies (“BDCs”). The Underlying Index is weighted based upon float-adjusted market capitalization

1.	To be included in the Wilshire Micro-Cap Index, an issue must:

•	Be the primary equity issue: a common stock, REIT or BDC;

•	Have its primary market listing in the United States;

•	Not be a bulletin-board issue, defined as a traded security that is not listed on NASDAQ or other national security exchange. These issues are not included because they generally do not consistently have readily-available prices;

•	For initial inclusion in the Wilshire Micro-Cap Index, be below the 2,500 issue by market capitalization in the Wilshire 5000 on March and September of each year.

•	For ongoing inclusion:

•	constituents of the Wilshire Micro-Cap Index ranked among the largest 2,000 issues by market capitalization within the Wilshire 5000 on March and September of each year replace the lowest ranked constituents of the Wilshire US Small-Cap Index; and

•	a component security cannot be a constituent of the Wilshire US Small-Cap Index.

2.	The company’s primary issue for index valuation is determined based on the following criteria:

•	Market capitalization;

•	Trading volume;

•	Institutional holdings; and

•	Conversion rules (for companies with multiple share classes).

3.	Changes to the composition of the Underlying Index and updates of component shares and shares readily available for trading in the marketplace (commonly referred to as “float factors”) are based on the following rules:

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•	Composition Changes:

•	The composition of the Underlying Index is reviewed monthly. Additions and deletions are made after the close of trading on the third Friday of the month and are pre-announced by the second day prior to the implementation date;

•	Additions include any new non-component company - an IPO or new exchange listing - that meets the Underlying Index’s inclusion standards as of the close of trading on the second Friday of the month;

•	Deletions include any issue that ceases being traded on an exchange and starts trading over-the-counter, generally referred to as “pink sheet listed,” or otherwise stops trading for ten consecutive days. The issue is removed at its latest quoted value or at $0.01 if no recent quoted value is available. Until the monthly review, the issue remains in the Underlying Index at its last exchange traded price;

•	Once a quarter, current component stocks with more than 20 non-trading days that have not been suspended are deleted. Suspended stocks are evaluated separately for removal;

•	In addition to the scheduled composition reviews, any issue that at any time fails to meet one or more of the Underlying Index membership requirements is removed from the Underlying Index as soon as prudently possible;

•	The Wilshire Index Oversight Committee may, at its discretion and if it has determined a company to be in extreme financial distress, remove the company from the Underlying Index if the committee deems the removal necessary to protect the integrity of the Underlying Index and interests of investors in products linked to the Underlying Index.

•	Share and Float Factor Updates:

•	Component shares and float factors are updated quarterly after the close of trading on the third Friday of March, June, September and December. The changes become effective at the opening of trading on the next business day;

•	In addition to the scheduled shares and float factor reviews, if the cumulative impact of corporate actions during the period between scheduled updates changes a company’s float-adjusted shares outstanding by ten percent (10%) or more, the company’s shares and float factor are updated as soon as prudently possible. Share and float changes based on corporate actions are implemented using standard Underlying Index procedures;

•	Shares and float factors of bulletin-board and pink-sheet stocks are not adjusted until they are returned to exchange listings, except to account for stock splits and reverse splits. Companies that are re-listed as of the close of trading on the second Friday of each month will have their shares and float adjustments made at the same time as the monthly Underlying Index additions and deletions, after the close of trading on the third Friday of each month.

4.	Share Treatment and Float Adjustment: The following rules describe the treatment of shares and the application of float factors:

•	Shares outstanding for multiple classes of stock are combined into the primary issue’s shares outstanding to reflect the company’s total market capitalization;

•	Float adjustments are based on block ownership of each class of stock, and then are combined to determine total float for a company’s combined shares;

•	Float-adjustment factors will be implemented only if the blocked shares are greater than five percent (5%) of the company’s total shares outstanding.

5.	The Underlying Index is weighted by float-adjusted market capitalization.

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Wilshire US Real Estate Investment Trust IndexSM (PowerShares Wilshire US REIT Portfolio)

The Wilshire US REIT Index is a subset of the Wilshire US Real Estate Securities Index, which itself is a subset of the Wilshire 5000 Total Market Index, and includes equity real estate investment trusts. The Underlying Index was designed to represent a market-based index that is more reflective of equity real estate positions commonly held by pension funds. The Underlying Index is weighted based upon a float-adjusted market capitalization.

1.	To be included in the Wilshire US REIT Index, an issue must be for a company that:

•	Is both an equity owner and operator of commercial and/or residential real estate. Businesses excluded from the Wilshire US REIT Index include: mortgage REITs, netlease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, home builders, large land owners and sub-dividers of unimproved land, hybrid REITs, and timber REITs, as well as companies that have more than 25 percent (25%) of their assets in direct mortgage investments;

•	Has a minimum total market capitalization of at least $200 million at the time of its inclusion;

•	Has at least 75 percent (75%) of the company’s total revenue derived from the ownership and operation of real estate assets as determined by the Index Provider utilizing proprietary analysis of company financial statements and other public filings; and

•	Has liquidity of its stock commensurate with that of other institutionally-held real estate securities.

2.	Periodic and ongoing reviews of the composition of the Wilshire US REIT Index and the number of shares outstanding of current and potential Underlying Index constituents are conducted based on the following rules:

•	Routine additions and deletions to the Wilshire US REIT Index, as well as share updates, are made quarterly after the close of trading on the third Friday of March, June, September, and December. The changes become effective at the opening of trading on the next business day;

•	During the quarter a component company’s shares outstanding will be adjusted whenever and at the same time as a change in that company is made in the Wilshire 5000;

•	Wilshire utilizes proprietary analysis of company financial statements and public filings to determine the percentage of mortgage investments that make up a REIT’s assets and to categorize a REIT as either an equity REIT, mortgage REIT or hybrid REIT (a REIT involved in both equity and mortgage REIT activities). A company will be removed from the Wilshire US REIT Index if direct mortgage investments represent more than 25 percent (25%) of the company’s assets for two consecutive quarters or if the company is reclassified as a mortgage or hybrid REIT; and

•	An equity REIT that elects to drop its REIT status and become taxed as a C corporation will be removed from the Wilshire US REIT Index.

3.	A company will be removed from the Wilshire US REIT Index if:

•	If less than 50 percent (50%) of its total revenue is generated from the ownership and operation of real estate assets for two consecutive quarters, as determined by Wilshire through proprietary analysis of company financials statements and public filings.

•	Its stock becomes illiquid or has more than ten non-trading days during the previous quarter;

•	Its stock is delisted by its primary market due to failure to meet financial or regulatory requirements;

•	Its total market capitalization falls below $100 million and remains at that level for two consecutive quarters;

•	If a component company enters bankruptcy proceedings, it will be removed from the Wilshire US REIT Index and will remain ineligible for re-inclusion until it has emerged from bankruptcy. However, the Wilshire Index Oversight Committee may, following a review of the bankrupt company and the issues involved in the filing, decide to keep the company in the Wilshire US REIT Index;

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•	The Wilshire Index Oversight Committee may, at its discretion and if it has determined a company to be in extreme financial distress, remove the company from the Wilshire US REIT Index if the committee deems the removal necessary to protect the integrity of the Underlying Index and interests of investors in products linked to the Underlying Index.

4.	The Wilshire US REIT Index is weighted by float-adjusted market capitalization.

Principal Risks of Investing in the Funds

The following provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in each Fund’s “Summary Information” section.

Asset Class Risk

The securities in a Fund’s portfolio may underperform the returns of other securities or indices that track other industries, markets, asset classes or sectors. Different types of securities and indices tend to go through different performance cycles than the general securities market.

China Investment Risk

Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers); and both interim and permanent market regulations may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable. In addition, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well, potentially having a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies.

Political and Economic Risk. The Chinese economy, which has been in a state of transition from a planned economy to a more market oriented economy, differs from the economies of most developed countries in many respects, including the level of government involvement, its state of development, its growth rate, control of foreign exchange, and allocation of resources. Although the majority of productive assets in China are still owned by the Chinese government at various levels, in recent years, the Chinese government has implemented economic reform measures emphasizing utilization of market forces in the development of the Chinese economy and a high level of management autonomy. The Chinese economy has experienced significant growth in the past 30 years, but growth has been uneven both geographically and among various sectors of the economy. Economic growth has also been accompanied by periods of high inflation. The Chinese government has implemented various measures from time to time to control inflation and restrain the rate of economic growth.

For more than 30 years, the Chinese government has carried out economic reforms to achieve decentralization and utilization of market forces to develop the Chinese economy. These reforms have resulted in significant economic growth and social progress. However, there can be no assurance that the Chinese government will continue to pursue such economic policies or that such policies, if pursued, will be successful. Any adjustment and modification of those economic policies may have an adverse impact on the securities market in Chinese as well as the

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constituent securities of the Underlying Index. Further, the Chinese government may from time to time adopt corrective measures to control the growth of the Chinese economy which may also have an adverse impact on the capital growth and performance of the Fund.

Political changes, social instability and adverse diplomatic developments in China could result in the imposition of additional government restrictions including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the issuers in the Underlying Index. The laws, regulations, government policies and political and economic climate in China may change with little or no advance notice. Any such change could adversely affect market conditions and the performance of the Chinese economy and, thus, the value of securities in the Fund’s portfolio.

The Chinese government continues to be an active participant in many economic sectors through ownership positions and regulation. The allocation of resources in China is subject to a high level of government control. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. Through its policies, the government may provide preferential treatment to particular industries or companies. The policies set by the government could have a substantial effect on the Chinese economy and the Fund’s investments.

The Chinese economy is export-driven and highly reliant on trade. The performance of the Chinese economy may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Adverse changes to the economic conditions of its primary trading partners, such as the EU, the United States, Hong Kong, the Association of South East Asian Nations, and Japan, would adversely affect the Chinese economy and the Fund’s investments.

In addition, as much of China’s growth over the past two decades has been a result of significant investment in substantial export trade, international trade tensions may arise from time to time which can result in trade tariffs, embargoes, trade limitations, trade wars and other negative consequences. These consequences may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to the Fund. Events such as these are difficult to predict and may or may not occur in the future.

China has been transitioning to a market economy since the late seventies, and has only recently opened up to foreign investment and permitted private economic activity. Under the economic reforms implemented by the Chinese government, the Chinese economy has experienced tremendous growth, developing into one of the largest and fastest growing economies in the world. There is no assurance, however, that the Chinese government will not revert to the economic policy of central planning that it implemented prior to 1978 or that such growth will be sustained in the future. Moreover, the current major slowdown in other significant economies of the world, such as the United States, the EU and certain Asian countries, may adversely affect economic growth in China. An economic downturn in China would adversely impact the Fund’s investments.

Inflation. Economic growth in China has historically been accompanied by periods of high inflation. Beginning in 2004, the Chinese government commenced the implementation of various measures to control inflation, which included the tightening of the money supply, the raising of interest rates and more stringent control over certain industries. If these measures are not successful, and if inflation were to steadily increase, the performance of the Chinese economy and the Fund’s investments could be adversely affected.

Nationalization and Expropriation. After the formation of the Chinese socialist state in 1949, the Chinese government renounced various debt obligations and nationalized private assets without providing any form of compensation. There can be no assurance that the Chinese government will not take similar actions in the future. Accordingly, an investment in the Fund involves a risk of a total loss.

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Hong Kong Policy. As part of Hong Kong’s transition from British to Chinese sovereignty in 1997, China agreed to allow Hong Kong to maintain a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years. China controls matters that relate to defense and foreign affairs. Under the agreement, China does not tax Hong Kong, does not limit the exchange of the Hong Kong dollar for foreign currencies and does not place restrictions on free trade in Hong Kong. However, there is no guarantee that China will continue to honor the agreement, and China may change its policies regarding Hong Kong at any time. Any such change could adversely affect market conditions and the performance of the Chinese economy and, thus, the value of securities in the Fund’s portfolio.

Chinese Securities Markets. The securities markets in China have a limited operating history and are not as developed as those in the United States. The markets tend to be smaller in size, have less liquidity and historically have had greater volatility than markets in the United States and some other countries. In addition, under normal market conditions, there is less regulation and monitoring of Chinese securities markets and the activities of investors, brokers and other participants than in the United States. Accordingly, issuers of securities in China are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, stockholder proxy requirements and the requirements mandating timely disclosure of information. During periods of significant market volatility, the Chinese government has, from time to time, intervened in its domestic securities markets to a greater degree than would be typical in more developed markets. Stock markets in China are in the process of change and further development. This may lead to trading volatility, difficulty in the settlement and recording of transactions and difficulty in interpreting and applying the relevant regulations.

Available Disclosure About Chinese Companies. Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers. Therefore, disclosure of certain material information may not be made, and less information may be available to the Fund and other investors than would be the case if the Fund’s investments were restricted to securities of U.S. issuers. Chinese issuers are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a Chinese issuer may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. Generally Accepted Accounting Principles.

Chinese Corporate and Securities Law. Legal principles relating to corporate affairs and the validity of corporate procedures, directors’ fiduciary duties and liabilities and stockholders’ rights often differ from those that may apply in the United States and other countries. Chinese laws providing protection to investors, such as laws regarding the fiduciary duties of officers and directors, are undeveloped and will not provide investors, such as the Fund, with protection in all situations where protection would be provided by comparable law in the United States. China lacks a national set of laws that address all issues that may arise with regard to a foreign investor such as the Fund. It may therefore be difficult for the Fund to enforce its rights as an investor under Chinese corporate and securities laws, and it may be difficult or impossible for the Fund to obtain a judgment in court. Moreover, as Chinese corporate and securities laws continue to develop, these developments may adversely affect foreign investors, such as the Fund.

Sanctions and Embargoes. From time to time, certain of the companies in which the Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.

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Concentration Risk

If a Fund’s Underlying Index concentrates in an industry or group of industries, the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Consumer Discretionary Sector Risk

The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, exchange and interest rates, competitive and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

Consumer Staples Sector Risk

Companies in the consumer staples sector may be adversely affected by changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer staples sector are also affected by changes in government regulation, global economic, environmental and political events, economic conditions and the depletion of resources. In addition, companies in the consumer staples sector may be subject to risks pertaining to the supply of, demand for and prices of raw materials. The prices of raw materials fluctuate in response to a number of factors, including, without limitation, changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies, and seasonal and weather conditions.

Depositary Receipt Risk

A Fund may hold the equity securities of non-U.S. companies in the form of one or more of the following types of depositary receipts: ADRs, ADSs, GDRs and IDRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. Holders of certain depositary receipts may have limited voting rights and may not have the same rights typically afforded to shareholders in the event of a corporate action and may experience difficulty in receiving company stockholder communications. A Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. ADSs are U.S. dollar-denominated equity shares of a foreign-based company available for purchase on a U.S. national securities exchange. GDRs or IDRs are similar to ADRs, but may be issued in bearer form and are typically offered for sale globally and held by a foreign branch of an international bank. The underlying securities of the depositary receipts in a Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of a Fund’s portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of depositary receipts trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the depositary receipts may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of a Fund. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Dividend-Paying Stock Risk

The Fund’s strategy of investing in dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Companies that issue dividend-paying stocks are not required to continue to pay dividends on such stocks. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future or the anticipated acceleration of dividends could not occur as a result of, among other things, a sharp rise in interest rates or an economic downturn. Changes in the dividend policies of companies in the Dividend Opportunities Index and capital resources available for these companies’ dividend payments may adversely affect the Fund. Depending upon market conditions, dividend-paying stocks that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors.

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Emerging Markets Risk

The Fund may invest in securities in emerging markets. Investing in securities in emerging countries may entail greater risks than investing in securities in developed markets countries, such as increased economic, political, regulatory, or other uncertainties. These risks include: (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) lower levels of government regulation and less extensive accounting, financial and other reporting requirements; (vii) high rates of inflation for prolonged periods; and (viii) particular sensitivity to global economic conditions. Sovereign debt of emerging countries may be in default or present a greater risk of default.

Energy Sector Risk

The energy sector is often cyclical and highly dependent on commodities prices. Securities prices for companies in the energy sector may be affected by a variety of factors related to worldwide energy prices, exploration costs, energy conservation efforts and production spending. The performance of these companies and the prices of these securities are subject to changes in currency exchange rates, government regulation, world events and weather, depletion of natural resources and economic conditions, as well as market, economic and political risks of the countries where energy companies are located or do business. Securities of energy companies may be subject to swift price and supply fluctuations as a result of these events, which may adversely affect a Fund. Oil and gas exploration and production can be significantly affected by natural disasters. Companies in the energy sector may be at an increased risk of civil liability and environmental damage claims, and are also subject to the risk of loss from terrorism.

Equity Securities Risk

A Fund may invest in equity securities, which include common stocks (and may include other equity securities), and the prices of equity securities generally fluctuate in value more than other investments. The price of equity securities may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. Price movements in equity securities may result from factors or events affecting individual issuers, industries, or the market as a whole, such as changes in economic or political conditions. In addition, equity markets tend to move in cycles that may cause downward price movements over prolonged periods of time. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. If the prices of the equity securities held by a Fund fall, the value of your investment in a Fund will be adversely affected. A Fund may lose a substantial part, or even all, of its investment in a company’s stock.

Financial Sector Risk

The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. A Fund may be adversely affected by events or developments negatively impacting the financial sector. For example, events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur losses.

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Foreign Securities and Currency Risk

Investing in foreign investments involves certain special or additional risks, including, but not limited to: (i) unfavorable changes in currency exchange rates; (ii) adverse political and economic developments; (iii) unreliable or untimely information; (iv) limited legal recourse; (v) limited markets; (vi) higher operational expenses; and (vii) illiquidity. These investments are subject to additional risks, including: differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or diplomatic developments, which may include the imposition of economic sanctions or other measures by the U.S. or other governments and supranational organizations. These risks may even be higher in underdeveloped or emerging markets. The less developed a country’s securities market is, the greater the level of risks. The Fund considers a security to be a foreign security if the issuer is organized under the laws of a foreign country or is a foreign government, or a sub-division or agency of such government, or the security is traded in markets outside the United States.

Foreign investments are normally issued and traded in foreign currencies. As a result, their values may be affected by changes in the exchange rates between particular foreign currencies and the U.S. dollar. Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or transport of foreign currency, and tax increases. There may also be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The legal remedies for investors in foreign investments may be more limited than those available in the United States and the Fund may have limited or no legal recourse with respect to foreign securities. Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than domestic investments, which means the Fund may at times be unable to sell its foreign investments at desirable prices. For the same reason, the Fund may at times find it difficult to value its foreign investments. Brokerage commissions and other fees are generally higher for foreign investments than for domestic investments. The procedures and rules for settling foreign transactions may also involve delays in payment, delivery or recovery of money or investments. Foreign withholding taxes may reduce the amount of income available to distribute to shareholders of the Fund.

Index Construction Risk

A stock included in a Fund’s Underlying Index may not exhibit the factor trait or provide specific factor exposure for which it was selected and consequently a Fund’s holdings may not exhibit returns consistent with that factor trait.

Industrials Sector Risk

The prices of securities of companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general, which may be cyclical. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions may affect the performance of companies in the industrials sector. Companies in the industrials sector may be at risk for environmental damage and product liability claims and may be adversely affected by changes or trends in commodity prices, imposition of import controls, labor relations and insurance costs.

Investments in BDCs Risk

There are certain risks inherent in investing in BDCs, whose principal business is to invest in and lend capital to privately held companies. The 1940 Act imposes certain restraints upon the operations of a BDC. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt investments that mature in one year or less. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Additionally, a BDC may incur indebtedness only in amounts such that the BDC’s asset coverage equals at least 200% after such incurrence. These limitations on asset mix and leverage may prohibit the way that the BDC raises capital. BDCs generally invest in less mature private companies, which involve greater risk than well-established, publicly-traded companies.

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Investment in Investment Companies Risk

Investing in other investment companies, including ETFs, closed-end funds and BDCs, subjects a Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease or the portfolio becomes illiquid. Moreover, a Fund and its shareholders will incur its pro rata share of the underlying investment companies’ expenses and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies’ portfolio securities or NAVs. A Fund must continue, at the same time, to pay its own management fees and expenses with respect to all of its investments, including shares of other investment companies. The securities of other investment companies may also be leveraged and will therefore be subject to certain leverage risks.

In addition, a Fund will be subject to those risks affecting the investment company, including the effects of business and regulatory developments that affect an underlying investment company or the investment company industry generally.

An investment by a Fund in another ETF or closed-end fund may be subject to additional risk, including: the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares; an active trading market may not develop for the ETF’s shares; the listing exchange may halt trading of the ETF’s shares; the ETF may fail to correctly track the referenced asset (if any); and the ETF may hold troubled securities in the referenced index or basket of investments.

Issuer-Specific Changes Risk

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Large-Capitalization Securities Risk

A Fund may be subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Market Price Risk

Shares are listed for trading on NYSE Arca and are bought and sold in the secondary market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the NAV and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain periods, especially those of market volatility. The Adviser cannot predict whether Shares will trade above (premium), below (discount) or at their NAV. Thus, an investor may pay more than NAV when buying Shares in the secondary market and receive less than NAV when selling Shares in the secondary market. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained in the long-term. However, a Fund may have a limited number of financial institutions that may act as “Authorized Participants” or market markers. Only Authorized Participants who have entered into agreements with a Fund’s distributor may engage in creation or redemption transactions directly with a Fund (as described under “How to Buy and Sell Shares”). If some or all of these Authorized Participants exit the business or are unable to process creation and/or redemption orders, and no other Authorized Participant is able to create and redeem in either of these cases, Shares may trade at a discount to NAV like closed-end fund shares (and may even face delisting). Similar effects may result if market makers exit

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the business or are unable to continue making markets in the Shares. Further, while the creation/redemption feature is designed to make it likely that Shares normally will trade at prices closely correlated to a Fund’s next calculated NAV, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants or market participants, or during periods of significant market volatility, among other factors, may result in market prices that differ significantly from NAV. Although market makers will generally take advantage of differences between the NAVand the market price of Shares through arbitrage opportunities, there is no guarantee that they will do so. Further, the securities held by a Fund may be traded in markets that close at a different time than the NYSE Arca. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when NYSE Arca is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares’ NAV is likely to widen. In addition, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the NAV and/or market prices for Shares. The bid-ask spread is generally larger during periods of lower than regular trading volume in Shares or reduced market liquidity and can increase significantly during periods of market disruption or steep declines, which may be the time an investor most wants to sell its Shares. A Fund’s bid-ask spread may also be impacted by the liquidity of the underlying securities held by a Fund, particularly for newly launched or smaller funds or in instances of significant volatility of the underlying securities. A Fund’s investment results are measured based upon the daily NAV of the Shares. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by Authorized Participants creating and redeeming directly with a Fund.

Market Risk

The value of, or income generated by, the securities held by a Fund are subject to the possibility of rapid and unpredictable fluctuation. The value of certain securities (e.g., equity securities) tends to fluctuate more dramatically over the shorter term than do the value of other asset classes. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation or expectations about inflation, investor confidence or economic, political, social or financial market conditions that may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments and, when the market performs well, there is no assurance that the securities held by a Fund will increase in value along with the broader markets. For example, the value of a Fund’s investments in securities or other instruments may be particularly susceptible to changes in commodity prices. As a result, a change in commodity prices may adversely affect the Fund’s investments. Volatility of financial markets can expose a Fund to greater market risk, possibly resulting in reduced liquidity. Moreover, changing economic, political, social or financial market conditions in one country or geographic region could adversely affect the market value of the securities held by a Fund in a different country or geographic region because of the increasingly interconnected global economies and financial markets. The Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity. Changes or disruptions in market conditions also may lead to increased regulation of a Fund and the instruments in which a Fund may invest, which may, in turn, affect the Fund’s ability to pursue its investment objective and the Fund’s performance. In general, the securities or other instruments represented in a Fund’s Underlying Index or in which a Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, a Fund may need to obtain the desired exposure through a less advantageous investment or forgo the investment at the time. This may adversely affect a Fund and increase the Fund’s Underlying Index tracking error.

Micro-Capitalization Securities Risk

Micro-capitalization stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth.

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In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before a Fund realizes a gain, if any, on an investment in a micro-cap company.

Mid-Capitalization Securities Risk

A Fund may be subject to the risk that mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of mid-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices and significantly lower trading volumes than securities issued by large, more established companies. Accordingly, it may be difficult for a Fund to sell mid-capitalization securities at a desired time or price. Mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources. Mid-capitalization companies have more speculative prospects for future growth, sustained earnings and market share than large companies, and may be more vulnerable to adverse economic, market or industry developments than large capitalization companies.

Master Limited Partnership Risk

Investments in MLPs present additional risks when compared to investments in common stocks. MLPs are subject to certain risks inherent in the structure of MLPs, including tax risks, limited control and voting rights and potential conflicts of interest between the MLP and the MLP’s general partner. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. For example, MLPs in energy-related industries are subject to fluctuations in the prices of commodities, a significant decrease in the production of or a sustained decline in demand for energy commodities, and construction risk, development risk, acquisition risk or other risks arising from their specific business strategies. Furthermore, as partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. Securities issued by MLPs also may experience limited trading volumes and, thus, may be relatively illiquid or volatile at times.

MLPs are generally not subject to tax at the partnership level. Rather, each partner is allocated a share of the MLP’s income, gains, losses, deductions, and expenses. A change in current tax law, or a change in the underlying business of a given MLP could result in the MLP being treated as a corporation for U.S. federal tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. Such treatment also would have the effect of reducing the amount of cash available for distribution by the affected MLP. Thus, if any MLP owned by a Fund were treated as a corporation for U.S. federal tax purposes, such treatment could result in a reduction in the value of a Fund’s investment in such MLP.

Non-Correlation Risk

A Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, a Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing a Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of a Fund and its Underlying Index may vary due to asset valuation differences and differences between a Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies. An Underlying Index is not required to apply fair valuation to its constituents, but a Fund may apply fair valuation to its portfolio securities in certain situations, which may lead to increased differences between a Fund’s performance and that of its Underlying Index.

Due to legal and regulatory rules and limitations, a Fund may not be able to invest in all securities included in its Underlying Index. For tax efficiency purposes, a Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

A Fund may not be fully invested at times, either as a result of cash flows into a Fund or reserves of cash held by a Fund to meet redemptions and expenses. If a Fund utilizes a sampling approach, or otherwise holds investments other than those which comprise the Underlying Index, its return may not correlate as well with the return of its Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as its Underlying Index.

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Non-Diversification Risk

Each Fund is considered non-diversified because it may invest a large portion of its assets in a small number of issuers. As a result, a Fund is more susceptible to risks associated with those issuers and a Fund may experience greater losses and volatility than a more diversified portfolio.

Passive Management Risk

Unlike many investment companies, the Funds are not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Underlying Index. In addition, a Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Underlying Index.

Portfolio Turnover Risk

A Fund may engage in active and frequent trading of its portfolio securities to reflect the semi-annual rebalancing of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs and may result in higher taxes when Shares are held in a taxable account.

Preferred Securities Risk

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends (if declared) only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Preferred stock has properties of both an equity and a debt instrument and is generally considered a hybrid instrument. Preferred stock is senior to common stock, but is subordinate to bonds in terms of claims or rights to their share of the assets of the company.

The Fund may also invest in certain preferred stocks that are rated below investment grade. Preferred stocks that are not investment grade are high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. Preferred stocks rated below investment grade may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled dividend payments. Changes in the value of preferred stocks rated below investment grade are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade preferred stocks.

Real Estate Securities and Investments Risk

The Fund may invest in securities of real estate companies and companies related to the real estate industry, including REITs, which are subject to the same risks as direct investments in real estate. These risks include: losses from casualty or condemnation; changes in national, state and local economic conditions (such as the turmoil experienced during 2007 through 2009 in the residential and commercial real estate market); changes in real estate values and rental income, rising interest rates (which could result in higher costs of capital); changes in building, environmental, zoning and other laws; regulatory limitations on rents; property taxes; operating expenses; overbuilding; extended vacancies of properties due to economic conditions and tenant bankruptcies; and catastrophic events such as earthquakes, hurricanes and terrorist acts. Investments in real estate companies and companies related to the real

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estate industry are also subject to risks associated with the management skill, insurance coverage and credit worthiness of the issuer. Real estate companies tend to have micro-, small- or mid-capitalization, making their securities more volatile and less liquid than those of companies with larger-capitalizations. In addition, the real estate industry has historically been cyclical and particularly sensitive to economic downturns.

Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values, or increasing vacancies or declining rents resulting from legal, cultural, technological, global or local economic developments.

The value or price of real estate company securities may drop because of, among other adverse events, the failure of borrowers to repay their loans and the inability to obtain financing either on favorable terms or at all. If real estate properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability (or perceived ability) of a real estate company to make payments of interest and principal on their loans will be adversely affected, which, as a result, may adversely affect the Fund. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates.

Real estate companies may use leverage (and some may be highly leveraged), which increases investment risk and the risks normally associated with debt financing and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to a real estate company’s leveraging may affect the ability of the real estate company to operate effectively. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of a real estate company to make payments of any interest and principal on its debt securities will be adversely affected. These risks are especially applicable in conditions of declining real estate values.

Regulatory and Legal Risk

U.S. and non-U.S. governmental agencies and other regulators may implement additional regulations and legislators may pass new laws that affect the investments held by a Fund, the strategies used by a Fund or the level of regulation applying to a Fund. These may impact the investment strategies, performance, costs and operations of a Fund.

REIT Risk

REITs are exposed to the risks affecting real estate investments generally in addition to other investment risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs may invest in a limited number of properties, a narrow geographic area, or a single type of property, which may increase the risk that the Fund could be unfavorably affected by the poor performance of a single investment or investment type. A REIT may be more volatile and/or more illiquid than other types of equity securities. Because REITs are pooled investment vehicles that have expenses of their own, the Fund and its shareholders will indirectly bear its proportionate share of expenses paid by each REIT in which it invests. REITs are also subject to unique federal tax requirements. A REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation, which may affect the value of the REIT and the characterization of the REIT’s distributions, and a REIT that fails to comply with the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The failure of a company to qualify as a REIT could have adverse consequences for a Fund, including significantly reducing return to the Fund on its investment in such company. In the event of a default of an underlying borrower or lessee, a REIT could experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required

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to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to the Fund.

Repayment Risk

The prices of real estate company securities may drop because of the failure of borrowers to repay their loans, poor management, and the inability to obtain financing either on favorable terms or at all. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of interest and principal on their loans will be adversely affected. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates.

Risks Related to Raymond James & Associates Equity Securities Ratings

The Fund will seek to construct and maintain a portfolio consisting of the equity securities rated SB-1 by Raymond James & Associates analysts. Changes in the ratings methodologies or in the scope of equity research by Raymond James & Associates may have an adverse effect on the ability of the Fund to pursue its investment strategy.

•	There are currently four rating categories used by Raymond James & Associates analysts, with SB-1 being the highest rating. There is no assurance that Raymond James & Associates will continue to use a rating system substantially similar to that currently used by it, or that its highest rating of equity securities will continue to be referenced as “Strong Buy 1.”

•	There are no assurances that Raymond James & Associates will continue to provide equity research to the degree currently provided by it, or that it will continue to provide research services at all. Raymond James & Associates may decrease (i) the number of equity analysts that it employs; (ii) the number of covered industries, or (iii) the number of covered issuers within an industry.

•	In the event that an analyst leaves Raymond James & Associates, all securities covered by that analyst are placed “under review.” Any such securities included in the Underlying Index would be removed during the next rebalancing period, despite the fact that expectations regarding such security’s performance may be unchanged. Following such review, another Raymond James & Associates analyst could subsequently rate such security SB-1; in which event such security would be included in the Underlying Index during the next rebalancing period, which would increase portfolio turnover.

•	Raymond James & Associates may have published, and in the future may publish, research reports on one or more of the issuers of equity securities rated SB-1. This research is modified from time to time without notice and may express opinions or provide recommendations that are inconsistent with purchasing or holding such equity securities, notwithstanding the maintenance by Raymond James & Associates of an SB-1 rating on such securities.

•	Activities by Raymond James & Associates in other areas of its business, such as underwriting and advisory engagements, may prevent the equity analysts from publishing or updating research on the companies that are the subject of such engagements. Management, legal or compliance personnel of Raymond James & Associates may determine to suspend or restrict research coverage on certain companies from time to time or at any time. The Fund would continue to hold securities that are and continue to be rated SB-1 during the period of such research restrictions, notwithstanding that such securities could be downgraded upon the termination of such restrictions and the publication of current research reports.

•	Federal and state securities laws and rules and regulations of the SEC and of other regulatory agencies may prevent an analyst from timely communicating to investors a change in sentiment pertaining to a covered security.

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Small- and Mid-Capitalization Securities Risk

A Fund may be subject to the risk that small- and mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small- and mid-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices and significantly lower trading volumes than securities issued by large, more established companies. Accordingly, it may be difficult for a Fund to sell small- and mid-capitalization securities at a desired time or price. Small- and mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources. Small- and mid-capitalization companies have more speculative prospects for future growth, sustained earnings and market share than large companies, and may be more vulnerable to adverse economic, market or industry developments than large capitalization companies.

Telecommunications Sector Risk

The telecommunications sector is subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals or the enactment of new adverse regulatory requirements may adversely affect the business of the telecommunications companies. The telecommunications sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid obsolescence and research and development of new products. Other risks include those related to regulatory changes, such as the uncertainties resulting from such companies’ diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

Non-Principal Investment Strategies

Each Fund, after investing at least 90% of its total assets in components of its respective Underlying Index, may invest its remaining assets in securities not included in its respective Underlying Index, and in money market instruments, including repurchase agreements or money market funds (subject to applicable limitations under the 1940 Act or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by each Fund in seeking performance that corresponds generally to its respective Underlying Index (whether by giving exposure to the Underlying Index as a whole or to certain specific Index components in lieu of the Fund holding such Underlying Index components directly) and in managing cash flows, but will not be used for hedging purposes. The PowerShares BRIC Portfolio may invest to a limited extent in participation notes. The Adviser anticipates that it may take approximately two business days (a business day is any day that the New York Stock Exchange (“NYSE”) is open) for the Adviser to fully reflect the additions to, and deletions from, each Fund’s respective Underlying Index in the portfolio composition of that Fund.

In accordance with 1940 Act rules, each of [PowerShares BRIC Portfolio, PowerShares Defensive Equity Portfolio, PowerShares Zacks Mid-Cap Portfolio, PowerShares Raymond James SB-1 Equity Portfolio, PowerShares Wilshire Micro-Cap Portfolio and PowerShares Wilshire US REIT Portfolio] has adopted a policy to invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in certain types of securities (e.g., securities of a certain size, such as small-, mid- or large-cap equity securities) or in securities of companies in a particular economic sector (e.g., securities of companies in the energy, technology or health care sectors) that is suggested by the Fund’s name (for such each Fund, an “80% investment policy”). Each Fund with an 80% investment policy considers the securities suggested by its name to be those securities that comprise its respective Underlying Index. Therefore, each such Fund anticipates meeting its 80% investment policy because it already is required to invest at least 90% of its total assets in securities that comprise its respective Underlying Index, in accordance with its principal investment strategies and the terms of the PowerShares Exchange-Traded Fund Trust’s (the “Trust”) exemptive relief.

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Each of the investment policies described herein, including each Fund’s investment objective and each 80% investment policy, constitutes a non-fundamental policy that the Board of Trustees (the “Board”) of the Trust may change without shareholder approval upon 60 days’ prior written notice to shareholders. The fundamental and non-fundamental policies of the Funds are set forth in the Trust’s Statement of Additional Information (“SAI”) under the section “Investment Restrictions.”

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Additional Risks of Investing in the Funds

The following provides additional risk information regarding investing in the Funds.

Trading Issues

Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Moreover, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

Index Provider Risk

Each Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of its Underlying Index, as published by an Index Provider. There is no assurance that an Index Provider will compile an Underlying Index accurately, or that an Underlying Index will be determined, composed or calculated accurately. While each Index Provider gives descriptions of what an Underlying Index is designed to achieve, an Index Provider generally does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in such indices, and it generally does not guarantee that an Underlying Index will be in line with its methodology. Errors made by an Index Provider with respect to the quality, accuracy and completeness of the data within an Underlying Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time, if at all. Therefore, gains, losses or costs associated with Index Provider errors will generally be borne by a Fund and its shareholders.

Index Rebalancing Risk

Pursuant to the methodology that an Index Provider uses to calculate and maintain an Underlying Index, a security may be removed from a Fund’s Underlying Index in the event that it does not comply with the eligibility requirements of the Underlying Index. As a result, the Fund may be forced to sell securities at inopportune times or for prices other than at current market values or may elect not to sell such securities on the day that they are removed from the Underlying Index, due to market conditions or otherwise. Due to these factors, the variation between the Fund’s annual return and the return of its Underlying Index may increase significantly.

Apart from scheduled rebalances, the Index Provider may carry out additional ad hoc rebalances to an Underlying Index, for example, to correct an error in the selection of constituents. When the Fund in turn rebalances its portfolio, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Fund and its shareholders. Unscheduled rebalances also expose the Fund to additional tracking error risk. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider may increase the Fund’s costs and market exposure.

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Shares May Trade at Prices Different than NAV

The NAV of the Shares generally will fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on the Exchange. The Adviser cannot predict whether the Shares will trade below, at or above a Fund’s NAV. Price differences may be due largely to the fact that supply and demand forces at work in the secondary trading market for the Shares will be related, but not identical, to the same forces influencing the prices of the components of a Fund’s Underlying Index trading individually or in the aggregate at any point in time. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Money Market Funds Risk

Money market funds are subject to management fees and other expenses, and a Fund’s investments in money market funds will cause it to bear proportionately the costs incurred by the money market funds’ operations while simultaneously paying its own management fees and expenses. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; it is possible to lose money by investing in a money market fund. To the extent that a Fund invests in money market funds, the Fund will be subject to the same risks that investors experience when investing in money market funds. These risks may include the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity in those funds.

Money market funds are open-end registered investment companies that historically have traded at a stable $1.00 per share price. However, under recent amendments to money market fund regulations under the 1940 Act, money market funds that do not meet the definition of a “retail money market fund” or “government money market fund” are required to transact at a floating NAV per share (i.e., in a manner similar to how all other non-money market mutual funds transact), instead of at a $1.00 stable share price. Those rule amendments also permit money market funds to impose liquidity fees and redemption gates for use in times of market stress. If a Fund invested in a money market fund with a floating NAV, the impact on the trading and value of the money market instrument as a result of the rule amendments may negatively affect the Fund’s return potential.

Derivatives Risk

A Fund may invest a percentage of its assets in derivatives, such as swaps, futures contracts and options contracts and other instruments described in the Fund’s principal investment strategies, to pursue its investment objective and to create economic leverage in the Fund, to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates, currency rates, etc., to change the effective duration of a Fund’s portfolio, to manage certain investment risks, and/or as a substitute for the purchase or sale of securities or currencies. The use of such derivatives may expose a Fund to risks in addition to and greater than those associated with investing directly in the securities underlying those derivatives, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, credit, liquidity, valuation and legal restrictions. The use of such derivatives may also expose a Fund to the performance of securities that the Fund does not own. For derivatives traded on an exchange or through a central counterparty, a Fund is subject to the credit risk of the clearing broker or clearinghouse. Certain derivatives are subject to mandatory exchange trading and/or clearing. Central clearing is intended to reduce counterparty credit risk and is intended to increase liquidity but does not make derivatives transactions risk-free. The skills necessary to successfully execute derivatives strategies may be different

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from those for more traditional portfolio management techniques, and if the Investment Adviser is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Use of derivatives may also cause a Fund to be subject to additional regulations, which may generate additional Series expenses. These practices also entail transactional expenses and may cause a Fund to realize higher amounts of short-term capital gains than if the Fund had not engaged in such transactions. The markets for certain derivative instruments, and those located in foreign countries, are relatively new and still developing, which may expose a Fund to increased counterparty and liquidity risk. Certain risks also are specific to the derivatives in which a Fund invests.

Certain of the derivatives in which the Fund invest are traded (and privately negotiated) in the over-the-counter (“OTC”) market. OTC derivatives are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. In addition, OTC derivative instruments are often highly customized and tailored to meet the needs of the Fund and their trading counterparties. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. As a result and similar to other privately negotiated contracts, a Fund is subject to counterparty credit risk with respect to such derivative contracts.

Swap Agreements Risk

Swap agreements are contracts entered into primarily by institutional investors for periods ranging from one day to more than one year and may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. A Fund may enter into swap agreements, including, but not limited to total return swaps, index swaps, interest rate swaps, municipal market data rate locks, and credit default swaps. A Fund may utilize swap agreements in an attempt to gain exposure to certain securities without purchasing those securities, which is speculative, or to hedge a position. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid and many swaps currently trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free. The Dodd-Frank Act and related regulatory developments will ultimately require the clearing and exchange-trading of many OTC derivative instruments that the CFTC and the SEC recently defined as “swaps.” Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing. The Investment Adviser will continue to monitor developments in this area, particularly to the extent regulatory changes affect a Fund’s ability to enter into swap agreements.

Futures Contracts Risk

Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement (payment of the gain or loss on the contract). Futures are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price and for other reasons such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and to adjust portfolio duration. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market. Futures markets can be highly volatile and the use of futures may increase

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the volatility of a Fund’s NAV. Exchanges can limit the number of options that can be held or controlled by a Fund or the Investment Adviser, thus limiting the ability to implement a Fund’s strategies. Futures are also subject to leveraging risk and can be subject to liquidity risk.

Options Contracts Risk

The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. Options are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price and for other reasons such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and to adjust portfolio duration.

Options are subject to correlation risks. The writing and purchase of options is a highly specialized activity as the successful use of options depends on the Investment Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of futures options that can be held or controlled by a Fund or the Investment Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, a Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may also purchase or sell call and put options on a “covered” basis. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are segregated by a Fund’s custodian). As a seller of covered call options, the Fund faces the risk that it will forgo the opportunity to profit from increases in the market value of the security covering the call option during an option’s life.

Hybrid Securities

Hybrid instruments combine the characteristics of securities, futures and options. Typically, a hybrid instrument combines a traditional stock, bond or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied to the price of some security, commodity, currency or securities index, or another interest rate or some other economic factor. Hybrid instruments can be used as an efficient means of pursuing a variety of investment goals, including currency hedging and increased total return.

The risks of such investments would reflect the risks of investing in futures, options and securities, including volatility and illiquidity. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

Leverage

To the extent that each Fund borrows money in the limited circumstances described under “Non-Principal Investment Strategies” above, it may be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio securities. Borrowing expenses are excluded from the Fund expenses borne by the Investment Adviser under the unitary management fee or from applicable fee waivers or expense limitation agreements.

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Repurchase Agreements Risk

Repurchase agreements are agreements pursuant to which the Fund acquires securities from a third party with the understanding that the seller will repurchase them at a fixed price on an agreed date. Repurchase agreements may be characterized as loans secured by the underlying securities. If the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund’s ability to dispose of the underlying securities may be restricted. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase prices.

Convertible Securities Risk

A convertible security generally is a preferred stock that may be converted within a specified period of time into common stock. Convertible securities nevertheless remain subject to the risks of both debt securities and equity securities. As with other equity securities, the value of a convertible security tends to increase as the price of the underlying stock goes up, and to decrease as the price of the underlying stock goes down. Declining common stock values therefore also may cause the value of the Fund’s investments to decline. Like a debt security, a convertible security provides a fixed income stream and also tends to decrease in value when interest rates rise. Moreover, many convertible securities have credit ratings that are below investment grade and are subject to the same risks as lower-rated debt securities.

Structured Notes Risk

Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Depending on the factors used, changes in interest rates and movement of such factors may cause significant price fluctuations. Structured notes may be less liquid than other types of securities and more volatile than the reference factor underlying the note. This means that the Fund may lose money if the issuer of the note defaults, as the Fund may not be able to readily close out its investment in such notes without incurring losses.

Participation Note Risk

PowerShares BRIC Portfolio may invest a portion of its assets in participation notes. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market. Participation notes can have the characteristics or take the form of various instruments, including, but not limited to, certificates or warrants. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with the underlying security. However, the holder of a participation note generally does not receive voting rights as it would if it directly owned the underlying security. The Fund may invest in a participation note as an alternative to investing directly in the underlying security, in circumstances where the Adviser determines that investing in the participation note will enable the Fund to track its Index more efficiently (such as where, in the Adviser’s determination, the participation note offers greater liquidity than the underlying security and/or may reduce the Fund’s tracking error against its Index due to additional costs involved with holding the underlying security directly). Participation notes constitute direct, general and unsecured contractual obligations of the banks or broker-dealers that issue them, which therefore subject the Fund to counterparty risk, as discussed below.

Investments in participation notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. For instance, there can be no assurance that the trading price of a participation note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. As the purchaser of a participation note, the Fund is relying on the creditworthiness of the counterparty issuing the participation note and has no rights under the participation note against the issuer of the underlying

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security. Therefore, if such counterparty were to become insolvent, the Fund would lose its investment. The risk that the Fund may lose its investments due to the insolvency of a single counterparty may be amplified to the extent the Fund purchases participation notes issued by one issuer or a small number of issuers. Participation notes also include transaction costs in addition to those applicable to a direct investment in securities. In addition, the Fund’s use of participation notes may cause the Fund’s performance to deviate from the performance of the portion of its Index to which the Fund is gaining exposure through the use of participation notes.

Due to liquidity and transfer restrictions, the secondary markets on which participation notes are traded may be less liquid than the markets for other securities, which may lead to the absence of readily available market quotations for securities in the Fund’s portfolio. The ability of the Fund to value its securities becomes more difficult and the judgment in the application of fair value procedures may play a greater role in the valuation of the Fund’s securities due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value to such securities.

Tax-Advantaged Structure of ETFs

Unlike interests in conventional mutual funds, which typically are bought and sold only at closing NAVs, the Shares are traded throughout the day in the secondary market on a national securities exchange, and are created and redeemed principally in-kind in Creation Units at each day’s next calculated NAV. These in-kind arrangements are designed to protect shareholders from the adverse effects on a Fund’s portfolio that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because the mutual funds may need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains that must be distributed to the shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to such taxable events for a Fund or its shareholders.

Each Fund may recognize gains as a result of rebalancing its securities holdings to reflect changes in the Fund’s Underlying Index. Each Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. For information concerning the tax consequences of distributions, see the section entitled “Dividends, Other Distributions and Taxes” in this Prospectus.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Trust’s SAI, which is available at www.powershares.com.

Management of the Funds

Invesco PowerShares Capital Management LLC is a registered investment adviser with its offices at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. The Adviser serves as the investment adviser to the Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Commodity Fund Trust and PowerShares Exchange-Traded Self-Indexed Fund Trust, a family of ETFs with combined assets under management of approximately $[        ] billion as of [                    ].

As the Funds’ investment adviser, the Adviser has overall responsibility for selecting and continuously monitoring the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.

Portfolio Managers

The Adviser uses a team of portfolio managers, investment strategists and other investment specialists in managing the Funds. This team approach brings together many disciplines and leverages the Adviser’s extensive resources.

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[Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of the Funds. In this capacity, Mr. Hubbard oversees a team of portfolio managers (collectively, with Mr. Hubbard, the “Portfolio Managers”) who are responsible for the day-to-day management of the Funds. In managing the Fund, Mr. Hubbard receives management assistance from [Michael Jeanette, Jonathan Nixon and Tony Seisser.] Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has limitations on his authority for risk management and compliance purposes that the Adviser believes to be appropriate.]

[Peter Hubbard, Vice President and Director of Portfolio Management of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund since its inception in [                    ]. Mr. Hubbard has been a Portfolio Manager of the Adviser since June 2007 and has been associated with the Adviser since 2005.]

[Michael Jeanette, Senior Portfolio Manager of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of certain Funds since their inception in [                    ]. Mr. Jeanette has been associated with the Adviser since 2008.]

[Jonathan Nixon, Portfolio Manager of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of certain Funds since their inception in [                    ]. He has been a Portfolio Manager of the Adviser since August 2013 and has been associated with the Adviser since 2011.]

[Tony Seisser, Portfolio Manager of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of certain Funds since their inception in [                    ]. He has been associated with the Adviser since 2013. From 2010 to 2013, he was employed by Guggenheim Funds Distributors, Inc.]

The Trust’s SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers’ ownership of Shares.

Advisory Fees

Pursuant to an investment advisory agreement between the Adviser and the Trust, each of the following Funds has agreed to pay an annual fee to the Adviser equal to a percentage of its average daily net assets (the “Advisory Fee”) set forth in the chart below:

Fund	Advisory Fee
PowerShares BRIC Portfolio	[0.50	%]
PowerShares Insider Sentiment Portfolio	[0.50	%]
PowerShares Zacks Mid-Cap Portfolio	[0.50	%]
PowerShares Zacks Multi-Asset Income Portfolio	[0.50	%]
PowerShares S&P Spin-Off Portfolio	[0.50	%]

The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) on behalf of each Fund listed above pursuant to which the Adviser has agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the operating expenses of each such Fund from exceeding 0.60% its average daily net assets per year (each, an “Expense Cap”), at least until [                    ].

[Pursuant to the Expense Agreement, certain expenses are not covered by the Expense Cap. Each Fund’s Expense Cap excludes interest expenses, a portion of the Fund’s licensing fees, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses.

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The Expense Agreement provides that for each Fund listed above, the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date that the Adviser bore the expense, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap. In no instance will the Adviser recapture any amounts for periods when a Fund’s total expenses exceeded the expense limit in place at the time the waiver was made.

Each Fund listed above is responsible for all of its own expenses, including the Advisory Fee, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, Acquired Fund Fees and Expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, a portion of the licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” of the Trust or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for those members of the Board who are not “interested persons” of the Trust and extraordinary expenses.]

Pursuant to a separate investment advisory agreement between the Adviser and the Trust, each of the following Funds pays the Adviser an annual unitary management fee equal to a percentage of its average daily net assets (the “Management Fee”) set forth in the chart below:

Fund	Management Fee
PowerShares Dow Jones Industrial Average Dividend Portfolio	[0.30	%]
PowerShares Raymond James SB-1 Equity Portfolio	[0.75	%]
PowerShares Wilshire Micro-Cap Portfolio	[0.50	%]
PowerShares Wilshire US REIT Portfolio	[0.32	%]

[Out of the unitary Management Fee, the Adviser pays substantially all expenses of each Fund listed above, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, Acquired Fund Fees and Expenses, if any, interest, litigation expenses and other extraordinary expenses.]

Each Fund may invest in money market funds that are managed by affiliates of the Adviser. The indirect portion of the management fee that a Fund incurs through such investments is in addition to the Adviser’s unitary management fee. Therefore, the Adviser has agreed to waive the management fees that it receives in an amount equal to the indirect management fees that a Fund incurs through its investments in affiliated money market funds through [                    ]. There is no guarantee that the Adviser will extend the waiver of the fees past that date.

A discussion regarding the basis for the Board’s approval of the Trust’s investment advisory agreements with respect to each Fund will be available in the Trust’s [Annual Report to shareholders for the fiscal year ending                     .]

How to Buy and Sell Shares

Each Fund issues or redeems its Shares at NAV per Share only in Creation Units or Creation Unit Aggregations.

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares generally are purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “oddlots,” at no per share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares of the Funds trade on the Exchange under the following symbols:

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Fund	Symbol
PowerShares BRIC Portfolio	[ ]
PowerShares Dow Jones Industrial Average Dividend Portfolio	[ ]
PowerShares Insider Sentiment Portfolio	[ ]
PowerShares Zacks Mid-Cap Portfolio	[ ]
PowerShares Zacks Multi-Asset Income Portfolio	[ ]
PowerShares Raymond James SB-1 Equity Portfolio	[ ]
PowerShares S&P Spin-Off Portfolio	[ ]
PowerShares Wilshire Micro-Cap Portfolio	[ ]
PowerShares Wilshire US REIT Portfolio	[ ]

Share prices are reported in dollars and cents per Share.

APs may acquire Shares directly from a Fund, and APs may tender their Shares for redemption directly to a Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

Under normal circumstances, a Fund will pay out redemption proceeds to a redeeming AP within two days after the AP’s redemption request is received, in accordance with the process set forth in the Fund’s SAI and in the agreement between the AP and the Fund’s distributor. However, each Fund reserves the right, including under stressed market conditions, to take up to seven days after the receipt of a redemption request (as discussed above) to pay an AP, all as permitted by the 1940 Act. Each Fund anticipates regularly meeting redemption requests primarily through in-kind redemptions. However, each Fund reserves the right to pay redemption proceeds to an AP in cash, consistent with the Trust’s exemptive relief. Cash used for redemptions will be raised from the sale of portfolio assets or may come from existing holdings of cash or cash equivalents.

Each Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of a Fund’s shares listed on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

The approximate value of Shares of each Fund, an amount representing on a per share basis the sum of the current market price of the securities accepted by the Fund in exchange for Shares of the Fund and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per Share of a Fund because the approximate value will not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares, and the Funds do not make any warranty as to the accuracy of the approximate value.

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Frequent Purchases and Redemptions of Shares

Shares of the Funds may be purchased and redeemed directly from the Funds only in Creation Units by APs. The vast majority of trading in Shares of the Funds occurs on the secondary market and does not involve a Fund directly. In-kind purchases and redemptions of Creation Units by APs and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases or redemptions of Shares of a Fund. Cash purchases or redemptions of Creation Units, however, can result in increased tracking error, disruption of portfolio management, dilution to the Funds and increased transaction costs, which could negatively impact the Funds’ ability to achieve their investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, a Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Funds incur in effecting trades. In addition, the Adviser monitors trades by APs for patterns of abusive trading, and the Funds reserve the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Funds or otherwise are not in the best interests of the Funds. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares of the Funds.

Dividends, Other Distributions and Taxes

Dividends and Other Distributions

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by each Fund, except for PowerShares Zacks Multi-Asset Income Portfolio and PowerShares Wilshire US REIT Portfolio, which declare and pay dividends from net investment income, if any, quarterly. Each Fund also intends to distribute its net realized capital gains, if any, to shareholders annually. Dividends and other distributions may be declared and paid more frequently to comply with the distribution requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, and to avoid a federal excise tax imposed on regulated investment companies.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•	Your Fund makes distributions,

•	You sell your Shares (including when you exchange Shares for shares of another ETF), and

•	You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid annually or quarterly, as applicable. Each Fund also may pay a special distribution at the end of a calendar year to comply with federal tax requirements and/or to minimize or eliminate federal tax liability. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or Shares (if reinvestment is available from the broker through whom you purchased your Shares).

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Dividends paid to you out of a Fund’s net investment income and net realized short-term capital gains, if any, are taxable as ordinary income. Although (1) a Fund’s dividends attributable to its “qualified dividend income” generally will be subject to federal income tax for individual and certain other non-corporate shareholders (each, an “individual shareholder”) who satisfy certain restrictions with respect to their Shares at the lower maximum rates for long-term capital gains described in the next paragraph and (2) a portion of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations, each Fund does not expect to distribute a significant amount of dividends eligible for those lower rates or deduction.

Distributions to you of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares. Those gains of individual shareholders generally are subject to federal income tax at the maximum rates of 15% (20% for certain high income taxpayers).

Distributions to you in excess of a Fund’s current and accumulated earnings and profits, if any, are treated as a tax-free return of capital to the extent of your basis in your Shares and as capital gain thereafter. A distribution will reduce a Fund’s NAV per Share and may be taxable to you (as ordinary income or long-term capital gain) even though, from an investment standpoint, the distribution constitutes a partial return of capital.

By law, a Fund is required to withhold 28% of distributions otherwise payable to you if you are an individual shareholder and have not provided a correct social security number or other taxpayer identification number or otherwise are subject to backup withholding.

There is a risk that the tax treatment of futures, options, and options on futures may be affected by future regulatory or legislative changes that could affect the character, timing, and/or amount of a Fund’s taxable income or gains and distributions.

Taxes on Share Sales

Any capital gain or loss you realize upon a sale of Shares generally is treated as long-term capital gain or loss if you held the Shares for more than one year and as short-term capital gain or loss if you held the Shares for one year or less. Your ability to deduct capital losses realized on a sale of Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP that exchanges securities for a Creation Unit generally will recognize a capital gain or loss equal to the difference between the market value of the Creation Unit and the sum of the AP’s aggregate basis in the securities surrendered plus any cash component paid. An AP that redeems a Creation Unit in exchange for securities generally will recognize a capital gain or loss equal to the difference between the AP’s basis in the Creation Unit and the aggregate market value of the securities received plus or minus an amount, if any, equal to the difference between the NAV of the redeemed Shares, as next determined after receipt of a request in proper form, and the value of those securities. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for a Creation Unit, or of a Creation Unit for securities, cannot be deducted currently under the rules governing “wash sales,” or on the ground that there has been no significant change in the AP’s economic position. An AP exchanging securities should consult its own tax advisor(s) with respect to whether wash sale rules apply and when a loss otherwise might not be deductible.

Any capital gain or loss realized upon redemption of a Creation Unit generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem one or more Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at the price thereof.

Foreign Income Taxes

Certain foreign governments levy withholding or other taxes on dividend and interest income. A Fund also may be subject to foreign income taxes with respect to other income. Although in some countries a portion of these taxes may be recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.

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A Fund may elect to pass its credits for foreign income taxes, subject to certain limitations, through to its shareholders for a taxable year if more than 50% of its assets at the close of the year, by value, consists of stock and securities of foreign corporations. If a Fund makes this election, each shareholder will be treated as having paid a proportionate share of the Fund’s foreign income taxes, but the shareholder must include an equal amount in gross income.

The foregoing discussion summarizes some of the more important possible consequences under current federal, state and local tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to state, local, and/or foreign tax on a Fund’s distributions and sales and/or redemptions of Shares. Consult your personal tax advisor(s) about the potential tax consequences of an investment in the Shares under all applicable tax laws.

Distributor

Invesco Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

Net Asset Value

The Bank of New York Mellon (“BNYM”) calculates each Fund’s NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day the NYSE is open. The NAV for each Fund will be calculated and disseminated daily on each day that the NYSE is open. NAV is calculated by deducting all of a Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. Generally, the portfolio securities are recorded in the NAV no later than trade date plus one day. All valuations are subject to review by the Trust’s Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price that day as of the close of the exchange where the security is primarily traded. Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they will be valued at the last sale or official closing price on the exchanges on which they primarily trade. Deposits, other obligations of U.S. and non-U.S. banks and financial institutions, and cash equivalents are valued at their daily account value. Options generally are valued at the closing price (and, if no closing price is available, at the mean of the last bid/ask quotations), generally from the exchange where such instruments principally trade. Futures contracts generally are valued based on quotations from a pricing vendor or market makers. Swaps generally are valued using pricing provided from independent pricing services.

Certain securities may not be listed on an exchange; typically, those securities are bought and sold by institutional investors in individually negotiated private transactions. Such securities, as well as listed securities whose market price is not readily available, will be valued using pricing provided from independent pricing services or by another method that the Adviser, in its judgment, believes will better reflect the security’s fair value in accordance with the Trust’s valuation policies and procedures approved by the Board.

Even when market quotations are available for portfolio securities, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when a Fund calculates its NAV. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the

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closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index. This may adversely affect a Fund’s ability to track its Underlying Index. With respect to securities that primarily are listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

Fund Service Providers

BNYM, 101 Barclay Street, New York, New York 10286, is the administrator, custodian, transfer agent and fund accounting agent for each Fund.

Stradley Ronon Stevens & Young, LLP, 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606, and 1250 Connecticut Avenue, N.W., Suite 500, Washington, D.C. 20036, serves as legal counsel to the Trust.

[                    ], serves as the Funds’ independent registered public accounting firm. [                     ] is responsible for auditing the annual financial statements of the Funds and performs other related audit services.

Financial Highlights

The Funds are new and have no performance history as of the date of this Prospectus. Financial information for the Funds therefore is not available.

Index Providers

No entity that creates, compiles, sponsors or maintains an Underlying Index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of a Fund.

Neither the Adviser nor any affiliate of the Adviser has any rights to influence the selection of the securities in any Underlying Index.

Each Underlying Index is calculated and maintained by its respective Index Provider. The Index Providers are not affiliated with the Trust, the Adviser or the Distributor. Each Underlying Index is a trademark of its respective Index Provider and has been licensed for use for certain purposes by the Adviser. Each Fund is entitled to use its respective Underlying Index pursuant to a sub-licensing agreement with the Adviser.

Set forth below is a list of each Fund and its Underlying Index:

Fund	Underlying Index

PowerShares BRIC Portfolio	BNY Mellon BRIC Select DR Index
PowerShares Dow Jones Industrial Average Dividend Portfolio	Dow Jones Industrial Average Yield Weighted Index
PowerShares Insider Sentiment Portfolio	Nasdaq US Insider Sentiment Index
PowerShares Zacks Mid-Cap Portfolio	Zacks Mid-Cap Core Index
PowerShares Zacks Multi-Asset Income Portfolio	Zacks Multi-Asset Income Index
PowerShares Raymond James SB-1 Equity Portfolio	Raymond James SB-1 Equity Index
PowerShares S&P Spin-Off Portfolio	S&P U.S. Spin-Off Index
PowerShares Wilshire Micro-Cap Portfolio	Wilshire US Micro-Cap IndexSM
PowerShares Wilshire US REIT Portfolio	Wilshire US Real Estate Investment Trust IndexSM

BNY Mellon. BNY Mellon is the Index Provider for the PowerShares BRIC Portfolio. BNY Mellon is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with BNY Mellon to use the BNY Mellon BRIC Select DR Index. The Fund is entitled to use its Underlying Index pursuant to a sub-licensing agreement with the Adviser.

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S&P Dow Jones. S&P Dow Jones Index Group is the Index Provider for the PowerShares Dow Jones Industrial Average Dividend Portfolio. S&P Dow Jones Index Group is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with S&P Dow Jones Index Group to use the Dow Jones Industrial Average Yield Weighted Index. The Fund is entitled to use its Underlying Index pursuant to a sub-licensing agreement with the Adviser.

Nasdaq. Nasdaq is the Index Provider for the PowerShares Insider Sentiment Portfolio. Nasdaq is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Nasdaq to use the Nasdaq US Insider Sentiment Index. PowerShares Insider Sentiment Portfolio is entitled to use its Underlying Index pursuant to a sub-licensing agreement with the Adviser.

Raymond James. Raymond James is the Index Provider for the PowerShares Raymond James SB-1 Equity Portfolio. Raymond James is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Raymond James to use the Raymond James SB-1 Equity Index. The Fund is entitled to use its Underlying Index pursuant to a sub-licensing agreement with the Adviser.

S&P. S&P is the Index Provider for the PowerShares S&P Spin-Off Portfolio. S&P is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with S&P to use the S&P U.S. Spin-Off Index. The Fund is entitled to use its Underlying Index pursuant to a sub-licensing arrangement with the Adviser.

Wilshire. Wilshire is the Index Provider for the PowerShares Wilshire Micro-Cap Portfolio and PowerShares Wilshire US REIT Portfolio. Wilshire is not affiliated with the Trust, the Adviser, or the Distributor. The Adviser has entered into a license agreement with Wilshire to use each Fund’s respective Underlying Index. Each Fund is entitled to use its respective Underlying Index pursuant to a sub-licensing arrangement with the Adviser.

Zacks. Zacks is the Index Provider for the PowerShares Zacks Mid-Cap Portfolio and the PowerShares Zacks Multi-Asset Income Portfolio. Zacks is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Zacks to use each Fund’s respective Underlying Index. Each Fund is entitled to use its respective Underlying Index pursuant to a sub-licensing agreement with the Adviser.

Disclaimers

BNY Mellon. “BNY Mellon” and “BNY Mellon BRIC Select DR Index” are service marks of The Bank of New York Corporation (“The Bank of New York”) and have been licensed for use for certain purposes by the Adviser. The Adviser’s products based on the Indexes named above are not sponsored, endorsed, sold recommended or promoted by The Bank of New York or any of its subsidiaries or affiliates, and none of The Bank of New York or any of its subsidiaries or affiliates makes any representation or warranty, express or implied, to the purchasers or owners of the products or any member of the public regarding the advisability of investing in financial products generally or in these products particularly, the ability of the Fund to track market performance or the suitability or appropriateness of the products for such purchasers, owners or such member of the public.

The relationship between The Bank of New York, on the one hand, and the Adviser, on the other, is limited (except as set forth under “Investment Management Services – Adviser” herein) to the licensing of certain trademarks, trade names and indexes, which indexes are determined, composed and calculated by the Bank or its agent without regard to the Adviser or its products. Neither The Bank of New York nor any of its subsidiaries or affiliates has any obligation to take the needs of the Adviser or the purchasers or owners of their products into consideration in determining, composing or calculating the ADR Indexes named above. Neither The Bank of New York nor any of its subsidiaries or affiliates is responsible for, or

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has participated in, the determination of the timing of, prices at, or quantities of the products to be issued or in the determination or calculation of the equation by which the products are to be converted into cash. Neither the Bank nor any of its subsidiaries or affiliates has any obligation or liability in connection with the administration, marketing or trading of the products.

Neither The Bank of New York nor any of its subsidiaries or affiliates guarantees the accuracy or completeness of the ADR Indexes or any data included therein, and neither The Bank of New York nor any of its subsidiaries or affiliates shall have any liability for any errors, omissions or interruptions therein. Neither The Bank of New York nor any of its subsidiaries or affiliates makes any warranty, express or implied, as to results to be obtained by the Adviser, purchasers or owners of the products or any other person or entity from the use of the ADR Indexes or any data included therein. Neither The Bank of New York nor any of its subsidiaries or affiliates makes any express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the ADR Indexes or any data included therein, without limiting any of the foregoing, in no event shall The Bank of New York or any of its subsidiaries or affiliates have any liability for any special, punitive, indirect or consequential damages (including, without limitation, lost profits), even if notified on the possibility of such damages.

Nasdaq. The PowerShares Insider Sentiment Portfolio is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the PowerShares Insider Sentiment Portfolio. The Corporations make no representation or warranty, express or implied to the owners of the PowerShares Insider Sentiment Portfolio or any member of the public regarding the advisability of investing in securities generally or in the PowerShares Insider Sentiment Portfolio particularly, or the ability of the Nasdaq US Insider Sentiment Index to track general stock market performance. The Corporations’ only relationship to Invesco PowerShares Capital Management, LLC (“Licensee”) is in the licensing of the name Nasdaq®, and certain trade names of the Corporations and the use of the Nasdaq US Insider Sentiment Index which is determined, composed and calculated by Nasdaq without regard to Licensee or the PowerShares Insider Sentiment Portfolio. Nasdaq has no obligation to take the needs of the Licensee or the owners of the PowerShares Insider Sentiment Portfolio into consideration in determining, composing or calculating the Nasdaq US Insider Sentiment Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the PowerShares Insider Sentiment Portfolio to be issued or in the determination or calculation of the equation by which the PowerShares Insider Sentiment Portfolio is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the PowerShares Insider Sentiment Portfolio.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF NASDAQ US INSIDER SENTIMENT INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POWERSHARES INSIDER SENTIMENT PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ US INSIDER SENTIMENT INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ US INSIDER SENTIMENT INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wilshire. Wilshire does not sponsor, endorse, sell or promote the PowerShares Wilshire Micro-Cap Portfolio and PowerShares Wilshire US REIT Portfolio; recommend that any person invest in the Funds or any other securities; have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds; have any responsibility or liability for the administration, management or marketing of the Funds; consider the needs of the Funds or the owners of the Funds in determining, composing or calculating the Underlying Index or have any obligation to do so.

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Wilshire®, the Wilshire IndexesSM and the Wilshire US Micro-Cap IndexSM and Wilshire US Real Estate Investment Trust IndexSM are service marks of Wilshire and have been licensed for use by the Adviser. All content of the Wilshire IndexesSM, Wilshire US Micro-Cap IndexSM and Wilshire US Real Estate Investment Trust IndexSM is © 2010 Wilshire Associates Incorporated, all rights reserved. Wilshire has no relationship with the Adviser, other than the licensing of the Wilshire, Wilshire US Micro-Cap IndexSM and Wilshire US Real Estate Investment Trust IndexSM and its service marks for use in connection with the PowerShares Wilshire Micro-Cap Portfolio and PowerShares Wilshire US REIT Portfolio.

Wilshire shall have no liability in connection with the Funds. Specifically, Wilshire makes no representation or warranty, express or implied, regarding: the results to be obtained by the Funds, the owner of the Funds or any other person in connection with the use of the indices and the data included in the indices; the accuracy or completeness of the indices and any related data; the merchantability or the fitness for a particular purpose or use of the indices and/or its related data; Wilshire shall not have any liability for any errors, omissions or interruptions in the indices or related data; and under no circumstances will Wilshire be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Wilshire knows that they might occur. The licensing agreement between the Adviser and Wilshire is solely for their benefit and not for the benefit of the owners of the Funds or any other third parties.

Zacks. The “Zacks Mid-Cap-Core Index,” “Zacks Multi-Asset Income Index” and “Zacks Sector Rotation Index” are trademarks of Zacks and have been licensed for use for certain purposes by the Adviser. The Funds are not sponsored, endorsed, sold or promoted by Zacks and Zacks makes no representation regarding the advisability of investing in Shares of the Funds.

The PowerShares Zacks Mid-Cap Portfolio and the PowerShares Zacks Multi-Asset Income Portfolio and their Shares are not sponsored, endorsed, sold or promoted by Zacks. Zacks makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of any data supplied by Zacks to track general stock market performance. Zacks’s only relationship to the Adviser is the licensing of certain trademarks and trade names of Zacks and of the data supplied by Zacks, which is determined, composed and calculated by Zacks without regard to the Funds or their Shares. Zacks has no obligation to take the needs of the Adviser or the shareholders of the Funds into consideration in determining, composing or calculating the data supplied by Zacks. Zacks is not responsible for and has not participated in the determination of the prices of the Shares of the Funds or the timing of the issuance or sale of such Shares. Zacks has no obligation or liability in connection with the administration, marketing or trading of the Funds or their Shares.

Raymond James. The “Raymond James SB-1 Equity Index” is a trademark of Raymond James and has been licensed for use for certain purposes by the Adviser. The Fund is not sponsored, endorsed, sold or promoted by Raymond James and Raymond James makes no representation regarding the advisability of investing in Shares of the Fund.

The PowerShares Raymond James SB-1 Equity Portfolio and its Shares are not sponsored, endorsed, sold or promoted by Raymond James. Raymond James makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by Raymond James to track general stock market performance. Raymond James’ only relationship to the Adviser is the licensing of certain trademarks and trade names of Raymond James and of the data supplied by Raymond James, which is determined, composed and calculated by Raymond James without regard to the Fund or its Shares. Raymond James has no obligation to take the needs of the Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the data supplied by Raymond James. Raymond James is not responsible for and has not participated in the determination of the price of the Shares of the Fund or the timing of the issuance or sale of such Shares. Raymond James has no obligation or liability in connection with the administration, marketing or trading of the Fund or its Shares.

S&P. The S&P U.S. Spin-Off Index is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by the Adviser. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services, LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones

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Trademark Holdings, LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Adviser. The PowerShares S&P Spin-Off Portfolio is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P U.S. Spin-Off Index.

The Adviser does not guarantee the accuracy and/or the completeness of an Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by a Fund, owners of the Shares or any other person or entity from the use of an Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to an Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of an Underlying Index even if notified of the possibility of such damages.

Premium/Discount Information

Information on the daily NAV per Share for each Fund, once available, will be found at www.powershares.com. Additionally, information regarding how often the Shares of each Fund traded on the Exchange at a price above (at a premium) or below (at a discount) the NAV of the Fund during the prior calendar year and subsequent quarters, when available, will be found at www.powershares.com.

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies (and companies relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act) in the securities of other investment companies. However, registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust on behalf of the Fund prior to exceeding the limits imposed by Section 12(d)(1). Additionally, each Fund is permitted to invest in other registered investment companies beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in another exemptive order that the SEC has issued to the Trust. If a Fund relies on this exemptive relief, however, other investment companies may not invest in the Fund beyond the statutory provisions of Section 12(d)(1).

Continuous Offering

The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

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Broker-dealer firms also should note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3)(C) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act only is available with respect to transactions on a national exchange.

Delivery of Shareholder Documents—Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the Prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For More Information

For more detailed information on the Funds and Shares, you may request a copy of the Trust’s SAI. The SAI provides detailed information about the Funds and is incorporated by reference into this Prospectus. This means that the SAI legally is a part of this Prospectus. Additional information about the Funds’ investments also will appear in the Funds’ Annual and Semi-Annual Reports to Shareholders, when available. In the Funds’ Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its most recent fiscal year. If you have questions about the Funds or Shares or you wish to obtain the SAI, Annual Report and/or Semi-Annual Report, when available, free of charge, or to make shareholder inquiries, please:

Call:	Invesco Distributors, Inc. at 1-800-983-0903 Monday through Friday 8:00 a.m. to 5:00 p.m. Central Time

Write:	PowerShares Exchange-Traded Fund Trust c/o Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, Texas 77046-1173

Visit:	www.powershares.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street NE, Washington, D.C. 20549, and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about a Fund and its Shares not contained in this Prospectus, and you should not rely on any other information. Read and keep this Prospectus for future reference.

Dealers effecting transactions in the Shares, whether or not participating in this distribution, generally are required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust’s registration number under the 1940 Act is 811-21265.

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P-[ ]-PRO-1
PowerShares Exchange-Traded Fund Trust 3500 Lacey Road, Suite 700 Downers Grove, IL 60515
www.powershares.com 800.983.0903
@PowerShares

Subject to Completion – dated [                    ]

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Investment Company Act File No. 811-21265

PowerShares Exchange-Traded Fund Trust

STATEMENT OF ADDITIONAL INFORMATION

Dated [                    ]

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus dated [                    ], for the PowerShares Exchange-Traded Fund Trust (the “Trust”), relating to the series of the Trust listed below, as it may be revised from time to time (the “Prospectus”).

Fund	Principal U.S. Listing Exchange	Ticker
PowerShares BRIC Portfolio	[NYSE Arca, Inc.]	[	]
PowerShares Dow Jones Industrial Average Dividend Portfolio	[NYSE Arca, Inc.]	[	]
PowerShares Insider Sentiment Portfolio	[NYSE Arca, Inc.]	[	]
PowerShares Zacks Mid-Cap Portfolio	[NYSE Arca, Inc.]	[	]
PowerShares Zacks Multi-Asset Income Portfolio	[NYSE Arca, Inc.]	[	]
PowerShares Raymond James SB-1 Equity Portfolio	[NYSE Arca, Inc.]	[	]
PowerShares S&P Spin-Off Portfolio	[NYSE Arca, Inc.]	[	]
PowerShares Wilshire Micro-Cap Portfolio	[NYSE Arca, Inc.]	[	]
PowerShares Wilshire US REIT Portfolio	[NYSE Arca, Inc.]	[	]

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, Invesco Distributors, Inc. (the “Distributor”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173, or by calling toll free 1-800-983-0903.

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GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of [    ] Funds. This SAI relates to 9 series of the Trust: PowerShares BRIC Portfolio, PowerShares Dow Jones Industrial Average Dividend Portfolio, PowerShares Insider Sentiment Portfolio, PowerShares Zacks Mid-Cap Portfolio, PowerShares Zacks Multi-Asset Income Portfolio, PowerShares Raymond James SB-1 Equity Portfolio, PowerShares S&P Spin-Off Portfolio, PowerShares Wilshire Micro-Cap Portfolio, and PowerShares Wilshire US REIT Portfolio (each, a “Fund” and collectively, the “Funds”). Each Fund is “non-diversified,” and as such, the Funds’ investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Funds are referred to in this SAI as “Shares.”

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of its respective benchmark index (an “Underlying Index”).

Each Fund’s investment objective is non-fundamental and may be changed without the consent of the holders of a majority of each Fund’s outstanding shares. Additional information concerning each Fund’s investment objective and principal investment strategies is contained in the Funds’ Prospectus.

Invesco PowerShares Capital Management LLC (the “Adviser”), an indirect, wholly-owned subsidiary of Invesco Ltd., manages the Funds.

Each Fund issues and redeems Shares at net asset value (“NAV”) only in aggregations of 50,000 Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), except for PowerShares Wilshire Micro-Cap Portfolio, which issues and redeems Shares at NAV in aggregations of 100,000 Shares. Each Fund generally issues and redeems Creation Units principally in exchange for a basket of securities included in its Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus certain transaction fees. However, each Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash.

Each Fund is expected to be approved for listing, subject to notice of issuance, on NYSE Arca, Inc. (the “Exchange”). Shares will trade throughout the day on the Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of a Fund, the Trust may decrease the number of Shares in a Creation Unit.

Each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section. To offset the added brokerage and other transaction costs a Fund incurs with using cash to purchase the requisite Deposit Securities, during each instance of cash creations or redemptions, the Funds may impose transaction fees that will be higher than the transaction fees associated with in-kind creations or redemptions. For more information, see the section below titled “Creation and Redemption of Creation Unit Aggregations.”

EXCHANGE LISTING AND TRADING

There can be no assurance that a Fund, once listed, will continue to meet the requirements of the Exchange necessary to maintain the listing of its Shares. The Exchange may, but is not required to, remove the Shares from listing if: (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares for 30 or more consecutive trading days; (ii) the value of a Fund’s Underlying Index no longer is calculated or available; or (iii) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on such Exchange inadvisable. The Exchange will remove the Shares from listing and trading upon termination of a Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

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The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

In order to provide additional information regarding the indicative value of Shares of the Funds, the Exchange or a market data vendor will disseminate every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means, an updated “intraday indicative value” (“IOPV” or “IIV”) for a Fund, as calculated by an information provider or market data vendor. The Trust is not involved in, or responsible for any aspect of, the calculation or dissemination of the IIVs and makes no representation or warranty as to the accuracy of the IIVs.

Shares of the Funds are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares of the Funds or any member of the public regarding the ability of a Fund to track the total return performance of an Underlying Index or the ability of an Underlying Index to track stock market performance. The Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of an Underlying Index, nor in the determination of the timing of, prices of, or quantities of Shares of the Funds to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the Shares of the Funds in connection with the administration, marketing, or trading of the Shares of the Funds.

The Exchange does not guarantee the accuracy and/or the completeness of an Underlying Index or the data included therein. The Exchange makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Funds, owners of the Shares, or any other person or entity from the use of an Underlying Index or the data included therein. The Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to an Underlying Index or the data included therein. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

INVESTMENT RESTRICTIONS

Each Fund has adopted as fundamental policies the investment restrictions numbered (1) through (7) below. Except as otherwise noted below, each Fund, as a fundamental policy, may not:

(1) Invest 25% or more of the value of its net assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(2) Borrow money, except that the Fund may borrow money to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act.

(3) Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”) in connection with the purchase and sale of portfolio securities.

(4) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33  1/3% of the value of the Fund’s total assets.

(5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

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(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7) Issue senior securities, except as permitted under the 1940 Act.

Except for restrictions (2), (4)(ii) and (iii), and (7), if a Fund adheres to a percentage restriction at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of its portfolio, will not constitute a violation of that restriction. With respect to restrictions (2), (4)(ii) and (iii), and (7), in the event that a Fund’s borrowings, repurchase agreements and loans of portfolio securities at any time exceed 33  1/3% of the value of the Fund’s total assets (including the amount borrowed and the collateral received) less the Fund’s liabilities (other than borrowings or loans) due to subsequent changes in the value of the Fund’s assets or otherwise, within three days (excluding Sundays and holidays), the Fund will take corrective action to reduce the amount of its borrowings, repurchase agreements and loans of portfolio securities to an extent that such borrowings, repurchase agreements and loans will not exceed 33  1/3% of the value of the Fund’s total assets (including the amount borrowed and the collateral received) less the Fund’s liabilities (other than borrowings or loans).

The foregoing fundamental investment policies cannot be changed as to a Fund without approval by holders of a “majority of the Fund’s outstanding voting securities.” As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund’s Shares present at a meeting, if the holders of more than 50% of the Fund’s Shares are present or represented by proxy, or (ii) more than 50% of the Fund’s Shares, whichever is less.

In addition to the foregoing fundamental investment policies, each Fund also is subject to the following non-fundamental investment restrictions and policies, which may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. The Fund may not:

(1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

(4) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

Each Fund’s investment objective is a non-fundamental policy that the Board may change without approval by shareholders upon 60 days’ written notice to shareholders.

In accordance with the 1940 Act, each of [PowerShares BRIC Portfolio, PowerShares Zacks Mid-Cap Portfolio, PowerShares Raymond James SB-1 Equity Portfolio, PowerShares Wilshire Micro-Cap Portfolio and PowerShares Wilshire US REIT Portfolio] has adopted a non-fundamental policy to invest in securities suggested by such Fund’s name (each, an “80% investment policy”). Each Fund with such a policy considers securities suggested by its name to be those securities that comprise its Underlying Index. Therefore, each such Fund anticipates meeting its 80% investment policy because it already is required to invest at least 90% of its total assets in securities that comprise its respective Underlying Index, in accordance with its principal investment strategies and the terms of the Trust’s exemptive relief. Each such Fund will provide its shareholders with at least 60 days’ prior written notice of any change to its 80% investment policy.

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INVESTMENT STRATEGIES AND RISKS

Investment Strategies

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of its respective Underlying Index. Each Fund seeks to achieve its investment objective by investing primarily in securities that comprise its Underlying Index. Each Fund operates as an index fund and will not be actively managed.

Each Fund (except the PowerShares Wilshire Micro-Cap Portfolio) attempts to replicate, before fees and expenses, the performance of its Underlying Index by generally investing in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index, although such Fund may use sampling techniques for the purpose of complying with regulatory or investment restrictions or when sampling is deemed appropriate to track an Underlying Index. “Replication” refers to investing in substantially all of the securities in an Underlying Index in approximately the same proportions as in the Underlying Index. PowerShares Wilshire Micro-Cap Portfolio generally uses a “sampling” methodology to seek to achieve its respective investment objective. Funds using a sampling methodology may not be as well-correlated with the return of its Underlying Index as would be the case if such Fund purchased all of the securities in its respective Underlying Index in the proportions represented in such Underlying Index.

Investment Risks

A discussion of the principal risks associated with an investment in the Funds is contained in the Funds’ Prospectus in the “Summary Information—Principal Risks of Investing in the Fund,” “Additional Information About the Funds’ Strategies and Risks—Principal Risks of Investing in the Funds” and “—Additional Risks of Investing in the Funds” sections. The discussion below supplements, and should be read in conjunction with, these sections.

An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio holdings may fluctuate in accordance with changes in the financial condition of an issuer of the portfolio securities, the value of securities in general and other factors that affect the market.

An investment in a Fund also should be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of the issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio holdings and thus in the value of Shares). Securities are susceptible to general securities market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of the companies issuing the securities change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

The Funds are not actively managed, and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from a Fund’s portfolio unless the respective index provider removes the securities from such Fund’s Underlying Index.

Correlation and Tracking Error. Correlation measures the degree of association between the returns of a Fund and its Underlying Index. Each Fund seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would indicate perfect correlation. Correlation is calculated at a Fund’s fiscal year-end by comparing the Fund’s average monthly total returns, before fees and expenses, to its Underlying Index’s average monthly total returns over the prior one-year period or since inception if the Fund has been in existence for less than one year. Another means of evaluating the degree of correlation between the returns of a Fund and its Underlying Index is to assess the “tracking error” between the two. Tracking error

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means the variation between a Fund’s annual return and the return of its Underlying Index, expressed in terms of standard deviation. Each Fund seeks to have a tracking error of less than 5%, measured on a monthly basis over a one-year period by taking the standard deviation of the difference in the Fund’s returns versus the Underlying Index’s returns.

An investment in each Fund also should be made with an understanding that the Fund will not be able to replicate exactly the performance of its Underlying Index, because the total return that the securities generate will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of its Underlying Index. Also, to the extent that a Fund were to issue and redeem Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units principally in-kind.

In addition, the use of a representative sampling approach (which may arise for a number of reasons, including a large number of securities within an Underlying Index, or the limited assets of a Fund) may cause a Fund not to be as well correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in the proportions represented in such Underlying Index. It also is possible that, for short periods of time, a Fund may not fully replicate the performance of its Underlying Index due to the temporary unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances. Such events are unlikely to continue for an extended period of time because each Fund is required to correct such imbalances by means of adjusting the composition of its portfolio holdings. It also is possible that the composition of a Fund may not replicate exactly the composition of its Underlying Index if the Fund has to adjust its portfolio holdings to continue to qualify as a “regulated investment company” (a “RIC”) under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Tracking Error. The Funds may experience tracking error. A number of factors may contribute to a Fund’s tracking error. For example, the following factors may affect the ability of a Fund to achieve correlation with the performance of its Underlying Index: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) the Fund holding less than all of the securities in the Underlying Index and/or securities not included in the Underlying Index; (3) an imperfect correlation between the performance of instruments held by the Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) the Fund holding instruments traded in a market that has become illiquid or disrupted; (6) Fund share prices being rounded to the nearest cent; (7) changes to the Underlying Index that are not disseminated in advance; (8) the need to conform the Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or (9) early or unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions.

Equity Securities. Each Fund may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the Fund to fluctuate. The value of equity securities may fall as a result of factors directly relating to the issuer, such as decisions made by its management or lower demand for its products or services. An equity security’s value also may fall because of factors affecting not just the issuer, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of an issuer’s equity securities also may be affected by changes in financial markets that are relatively unrelated to the issuer or its industry, such as changes in interest rates or currency exchange rates. Global stock markets, including the U.S. stock market, tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Each Fund may purchase equity securities traded in the United States on registered exchanges or the over-the-counter (“OTC”) market. Each Fund may invest in the types of equity securities described in more detail below.

•	Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

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•	Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks usually do not have voting rights. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of preferred stock take precedence over the claims of those who own common stock, but are subordinate to those of bond owners.

•	Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own convertible securities.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable nonconvertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

•	Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than do investments in larger capitalization companies. This increased risk may be due to greater business risks customarily associated with a smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the OTC market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or market averages in general.

•	Master Limited Partnerships (“MLPs”). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate or oil and gas industries.

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•	Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

•	Rights. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a price lower than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Repurchase Agreements. Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by a Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which a Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers (“Qualified Institutions”). The Adviser will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, a Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, a Fund’s ability to dispose of the underlying securities may be restricted. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, a Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked to market daily.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to a Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of a Fund’s assets. The custodian bank will maintain a separate account for each Fund with securities having a value equal to or greater than such commitments.

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Under the 1940 Act, reverse repurchase agreements are considered a form of borrowing. Accordingly, each Fund may invest up to 33 1/3% of its total assets in reverse repurchase agreements, but each Fund currently expects to only invest in reverse repurchase agreements to a much more limited extent. Reverse repurchase agreements are not part of each Fund’s principal investment strategy.

Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which each Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase at least “Prime-2” by Moody’s Investors Service, Inc. or “A-2” by Standard & Poor’s or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies. Each Fund may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, or as otherwise permitted by the SEC, each Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets of investment companies in the aggregate.

Business Development Companies. Each Fund may invest in BDCs. The 1940 Act imposes certain restraints upon the operations of BDCs. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt investments that mature in one year or less. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Additionally, a BDC may only incur indebtedness in amounts such that the BDC’s asset coverage equals at least 200% after such incurrence. These limitations on asset mix and leverage may prohibit the way that the BDC raises capital. BDCs generally invest in less mature private companies which involve greater risk than well-established publicly-traded companies.

Real Estate Investment Trusts (“REITS”). Each Fund may invest in the securities of real estate investment trusts to the extent allowed by law, which pool investors’ funds for investments primarily in commercial real estate properties. Investment in REITs may be the most practical available means for a Fund to invest in the real estate industry. As a shareholder in a REIT, a Fund would bear its ratable share of the REIT’s expenses, including its advisory and administration fees. At the same time, a Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Currency Transactions. The PowerShares BRIC Portfolio does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in a foreign currency. This Fund, however, may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with their distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

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Futures and Options. Each Fund may utilize exchange-traded futures and options contracts and swap agreements.

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Each Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in its Underlying Index. Under such circumstances, the Adviser may seek to utilize such other instruments that it believes to be correlated to the Underlying Index components or a subset of the components. A Fund will not use such instruments for hedging purposes.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option in the case of an American option, or only upon the expiration date in the case of a European option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. Pursuant to a claim for exemption filed with the Commodity Futures Trading Commission (“CFTC”) on behalf of each Fund, neither a Fund nor the Trust is deemed to be a “commodity pool” or “commodity pool operator” (“CPO”), respectively, under the Commodity Exchange Act (“CEA”), and they are not subject to registration or regulation as such under the CEA. The Adviser is not deemed to be a “commodity trading advisor” with respect to its services as an investment adviser to each Fund. In February 2012, the CFTC adopted certain regulatory changes that may subject the Adviser

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to register with the CFTC as a CPO if a Fund is unable to comply with certain trading and marketing limitations on its investments in futures and certain other instruments. With respect to investments in swap transactions, commodity futures, commodity options or certain other derivatives used for purposes other than bona fide hedging purposes, each Fund must meet one of the following tests under the amended regulations in order to claim an exemption from being considered a “commodity pool” or CPO. First, the aggregate initial margin and premiums required to establish a Fund’s positions in such investments may not exceed five percent (5%) of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, a Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. In the event that the Adviser is required to register as a CPO with respect to a Fund, the disclosure and operations of the Fund would need to comply with all applicable CFTC regulations. Compliance with these additional registration and regulatory requirements may increase operational expenses.

Swap Agreements. Over-the-counter swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, with each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

The use of swap agreements involves certain risks. For example, if the Counterparty under an over-the-counter swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, each Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

Cyber Security and Operational Risk. With the increased use of technologies in the course of business, the Funds and their service providers have become potentially more susceptible to operational, information security and risks resulting from cyber-attacks. Cyber-attacks are intentional actions and unintentional events that may cause operational disruptions and failures, including the theft or corruption of data maintained online or digitally, denial of service on websites, and the unauthorized release of confidential information. Successful cyber-attacks against, or cyber security breakdowns of, the Funds and/or third party service providers may adversely impact the Funds and their shareholders by, among other things, interfering with the processing of shareholder transactions, impacting the Funds’ ability to calculate its NAV, causing the release of private shareholder information or confidential Fund information, impeding trading, causing reputational damage, and subjecting the Funds to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance and cyber security risk management costs. Although the Funds and their service providers may have established business continuity plans and systems designed to reduce the risks or adverse effects associated with cyber attacks, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause the Funds’ investment in such securities to lose value.

The Funds’ investments or their service providers may be negatively impacted due to operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. In particular, these errors or failures as well as other technological issues may adversely affect the Funds’ ability to calculate their NAVs in a timely manner, including over a potentially extended period. Although

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the Funds attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Funds or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Funds and their shareholders could be negatively impacted as a result.

Risk of Currency Transactions. Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If the PowerShares BRIC Portfolio utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of the Fund’s return with the performance of its Underlying Index and may lower the Fund’s return. The PowerShares BRIC Portfolio could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, the PowerShares BRIC Portfolio could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Risks of Futures and Options Trading. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, each Fund may be required to deliver the instruments underlying futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. Each Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. Each Fund, however, intends to utilize futures and options contracts in a manner designed to limit its risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to “segregate” customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or

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no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that each Fund is contractually obligated to make. Over-the-counter swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect a Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). Each Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.

PORTFOLIO TURNOVER

Each Fund calculates its portfolio turnover rate by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal period by the monthly average of the value of portfolio securities owned by the Fund during the fiscal period. A 100% portfolio turnover rate would occur, for example, if all of the portfolio securities (other than short-term securities) were replaced once during the fiscal period. Portfolio turnover rates will vary from year to year, depending on market conditions. At the date of this SAI, each Fund is new and has no operating history, and therefore portfolio turnover information is not yet available.

DISCLOSURE OF PORTFOLIO HOLDINGS

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. The Trust also discloses a complete schedule of each Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth fiscal quarters.

The Trust’s Forms N-Q and Forms N-CSR on behalf of each Fund will be available on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q and Forms N-CSR also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. The Trust’s Forms N-Q and Forms N-CSR will be available without charge, upon request, by calling 1-630-933-9600 or 1-800-983-0903 or by writing to PowerShares Exchange-Traded Fund Trust at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515.

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy.

The Funds’ portfolio holdings are disseminated publicly each day that the Funds are open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, for in-kind creations, a basket composition file, which includes the security names and share quantities to deliver in exchange for Shares, together with estimates and actual cash components, is disseminated publicly each day prior to the opening of the Exchange via www.powershares.com/capitalmarkets and the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of each Fund. The Trust, the Adviser and The Bank of New York Mellon (“BNYM” or the “Administrator”) will not disseminate non-public information concerning the Trust.

Access to information concerning the Funds’ portfolio holdings may be permitted at other times to personnel of third-party service providers, including the Funds’ custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers’ agreements with the Trust on behalf of the Funds.

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MANAGEMENT

The primary responsibility of the Board is to represent the interests of the Funds and to provide oversight of the management of the Funds. The Trust currently has eight Trustees. Six Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the “non-interested” (as such term is defined under the 1940 Act) or “independent” Trustees (“Independent Trustees”). One Trustee (the “Unaffiliated Trustee”) is an officer of a company that has engaged in securities transactions with clients advised by a sub-adviser to one or more funds in the “Fund Family” (as defined below), which clients do not include any of the Funds, but is not an affiliated person of the Adviser. The remaining Trustee (the “Interested Trustee”) is affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (defined below) that they oversee and other directorships, if any, that they hold are shown below. The “Fund Complex” includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the “Fund Family” consists of the Trust and four other exchange-traded fund trusts advised by the Adviser.

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustee During the Past 5 Years
Ronn R. Bagge —1958 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Nominating and Governance Committee and Trustee	Chairman of the Nominating and Governance Committee and Trustee since 2003	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider).	[ ]	None

Todd J. Barre — 1957 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-2016); formerly Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank.	[ ]	None

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Marc M. Kole — 1960 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Audit Committee and Trustee	Chairman of the Audit Committee since 2008; Trustee since 2006	Senior Director of Finance, By The Hand Club for Kids (2015-Present); formerly: Chief Financial Officer, Hope Network (social services) (2008-2012); Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Chief Accounting Officer, Senior Vice President of Finance, Oxford Health Plans (2000-2004); Audit Partner, Arthur Andersen LLP (1996-2000).	[ ]	None

Yung Bong Lim — 1964 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Investment Oversight Committee and Trustee	Chairman of the Investment Oversight Committee since 2014; Trustee since 2013	Managing Partner, Residential Dynamics Group LLC (2008-Present); formerly, Managing Director, Citadel Investment Group, L.L.C. (1999-2007).	[ ]	None

Gary R. Wicker — 1961 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2013	Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries (publishing company) (2013-Present); formerly, Executive Vice President and Chief Financial Officer, Zondervan Publishing (a division of Harper Collins/NewsCorp) (2007-2012); Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999), divisions of The Thomson Corporation (information services provider).	[ ]	None

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Donald H. Wilson — 1959 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Board and Trustee	Chairman since 2012; Trustee since 2006	Chairman and Chief Executive Officer, Stone Pillar Advisors, Ltd. (2010-Present); President and Chief Executive Officer, Stone Pillar Investments, Ltd. (2016-Present); formerly, Chairman, President and Chief Executive Officer, Community Financial Shares, Inc. and Community Bank—Wheaton/Glen Ellyn (subsidiary) (2013-2015); Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006).	[ ]	None

*	This is the date the Independent Trustee began serving the Trust. He serves an indefinite term, until his successor is elected.

The Unaffiliated Trustee, his term of office and length of time served, his principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by the Unaffiliated Trustee and the other directorships, if any, held by the Unaffiliated Trustee, are shown below.

Name, Address and Year of Birth of Unaffiliated Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Unaffiliated Trustees	Other Directorships Held by Unaffiliated Trustee During the Past 5 Years
Philip M. Nussbaum—1961 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee**	Since 2007	Chairman, Performance Trust Capital Partners (2004-Present).	[ ]	None

*	This is the date the Unaffiliated Trustee began serving the Trust. He serves an indefinite term, until his successor is elected.
**	Effective May 18, 2016, Mr. Nussbaum became an Unaffiliated Trustee.

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The Interested Trustee and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee and the other directorships, if any, held by the Interested Trustee, are shown below.

Name, Address and Year of Birth of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustees	Other Directorships Held by Interested Trustee During the Past 5 Years
Kevin M. Carome — 1956 Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director, Secretary and General Counsel, Invesco Ltd. (2007-Present); Director, Invesco Advisers, Inc. (2009-Present); Director, Invesco Finance PLC, and Invesco Holding Company Limited; Director and Executive Vice President, Invesco Holding Company (US), Inc., Invesco Finance, Inc., Invesco Group Services, Inc., Invesco North American Holdings, Inc. and INVESCO Asset Management (Bermuda) Ltd.; Executive Vice President; (2008-Present); Invesco Investments (Bermuda) Ltd., Manager, Horizon Flight Works LLC; Director and Secretary, Invesco Services (Bahamas) Private Limited; formerly, Director and Chairman, INVESCO Funds Group, Inc., Senior Vice President, Secretary and General Counsel, Invesco Advisers, Inc. (2003-2006); Director, Invesco Investments (Bermuda) Ltd. (2008-2016); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP.	[ ]	None

*	This is the date the Interested Trustee began serving the Trust. He serves an indefinite term, until his successor is elected.

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Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years
Daniel E. Draper—1968 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	President and Principal Executive Officer	Since 2015	President and Principal Executive Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2015-Present); Chief Executive Officer and Principal Executive Officer (2016-Present) and Managing Director (2013-Present), Invesco PowerShares Capital Management LLC; Senior Vice President, Invesco Distributors, Inc. (2014-Present); formerly, Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2013-2015) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-2015); Managing Director, Credit Suisse Asset Management (2010-2013) and Lyxor Asset Management/Societe Generale (2007-2010).

Adam Henkel—1980 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chief Compliance Officer	Since 2017	Chief Compliance Officer of Invesco PowerShares Capital Management LLC (2017-Present); Chief Compliance Officer of PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2017-Present); formerly, Senior Counsel, Invesco, Ltd. (2013-2017); and Assistant Vice President, U.S. Bancorp Fund Services, LLC (2010-2013).

Steven M. Hill—1964 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President and Treasurer	Since 2013	Vice President and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2013-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Head of Global ETF Administration, Invesco PowerShares Capital Management LLC (2011-Present); Principal Financial and Accounting Officer – Investment Pools, Invesco PowerShares Capital Management LLC (2015-Present); formerly, Senior Managing Director and Chief Financial Officer, Destra Capital Management LLC and its subsidiaries (2010-2011); Chief Financial Officer, Destra Investment Trust and Destra Investment Trust II (2010-2011); Senior Managing Director, Claymore Securities, Inc. (2003-2010); and Chief Financial Officer, Claymore sponsored mutual funds (2003-2010).

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Peter Hubbard—1981 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2009	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Vice President and Director of Portfolio Management, Invesco PowerShares Capital Management LLC (2010-Present); formerly, Vice President of Portfolio Management, Invesco PowerShares Capital Management LLC (2008-2010); Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

Sheri Morris—1964 Invesco Management Group, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046	Vice President	Since 2012	President and Principal Executive Officer, The Invesco Funds (2016-Present); Treasurer, The Invesco Funds (2008-Present); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present) and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2012-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); formerly, Vice President and Principal Financial Officer, The Invesco Funds (2008-2016); Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust (2011-2013); Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

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Anna Paglia—1974 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Secretary	Since 2011	Secretary, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2011-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Head of Legal (2010-Present) and Secretary (2015-Present), Invesco PowerShares Capital Management LLC (2010-Present); Manager and Assistant Secretary, Invesco Indexing LLC (2017-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010); Associate Counsel at Barclays Global Investors Ltd. (2004-2006).

Rudolf E. Reitmann—1971 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2013	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2013-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Head of Global Exchange Traded Funds Services, Invesco PowerShares Capital Management LLC (2013-Present).

David Warren—1957 Invesco Canada Ltd. 5140 Yonge Street, Suite 800 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Managing Director—Chief Administrative Officer, Americas, Invesco PowerShares Capital Management LLC; Senior Vice President, Invesco Advisers, Inc. (2009-Present); Director, Invesco Inc. (2009-Present); Senior Vice President, Invesco Management Group, Inc. (2007-Present); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.); Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); Director, Invesco Corporate Class Inc. (2014-Present); Director, Invesco Global Direct Real Estate Feeder GP Ltd. (2015-Present); Director, Invesco Canada Holdings Inc. (2002-Present); Director, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée and Trimark Investments Ltd./Placements Trimark Ltée (2014-Present); Director, Invesco IP Holdings (Canada) Ltd. (2016-Present); Director, Invesco Global Direct Real Estate GP Ltd. (2015-Present); formerly, Executive Vice President and Chief Financial Officer, Invesco Inc. (2009-2015); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2000-2011).

*	This is the date the officer began serving the Trust. Each officer serves an indefinite term, until his or her successor is elected.

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Each Fund is newly established. As of the date of this SAI, none of the Trustees held equity securities in the Funds. [As of [December 31, 2016], each Trustee held in the aggregate over $100,000 in equity securities in all of the registered investment companies overseen by the Trustees.] The Share information for Messrs. Lim and Nussbaum include Shares of certain funds in which each of Mr. Lim and Mr. Nussbaum is deemed to be invested pursuant to the Trust’s deferred compensation plan (“DC Plan”), which is described below.

As of the date of this SAI, as to each Independent Trustee and Unaffiliated Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Funds, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Funds.

Board and Committee Structure. As noted above, the Board is responsible for oversight of the Funds, including oversight of the duties performed by the Adviser for each Fund under the investment advisory agreement between the Adviser and the Trust, on behalf of each Fund (the “Investment Advisory Agreement”). The Board generally meets in regularly scheduled meetings five times a year, and may meet more often as required. During the Trust’s fiscal year ended August 31, 2017, the Board held [            ] meetings.

The Board has three standing committees, the Audit Committee, the Investment Oversight Committee and the Nominating and Governance Committee, and has delegated certain responsibilities to those Committees.

Messrs. Kole (Chair), Wicker and Wilson currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust’s independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm’s audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust’s internal controls over financial reporting. During the Trust’s fiscal year ended August 31, 2017, the Audit Committee held [            ] meetings.

Messrs. Bagge, Barre, Lim (Chair) and Nussbaum currently serve as members of the Investment Oversight Committee. The Investment Oversight Committee has the responsibility, among other things, (i) to review fund investment performance, including tracking error and correlation to a Fund’s underlying index, (ii) to review any proposed changes to a Fund’s investment policies, comparative benchmark indices or underlying index, and (iii) to review a Fund’s market trading activities and portfolio transactions. During the Trust’s fiscal year ended August 31, 2017, the Investment Oversight Committee held [            ] meetings.

Messrs. Bagge (Chair), Barre, Kole, Lim, Wicker and Wilson currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership and evaluate candidates for Board membership. The Board will consider recommendations for trustees from shareholders. Nominations from shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chairman of the Nominating and Governance Committee, as described below under the caption “Shareholder Communications.” During the Trust’s fiscal year ended August 31, 2017, the Nominating and Governance Committee held [            ] meetings.

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Mr. Wilson, one of the Independent Trustees, serves as the chair of the Board (the “Independent Chair”). The Independent Chair, among other things, chairs the Board meetings, participates in the preparation of the Board agendas and serves as a liaison between, and facilitates communication among, the other Independent Trustees, the full Board, the Adviser and other service providers with respect to Board matters. The Chairs of the Audit Committee, Investment Oversight Committee and Nominating and Governance Committee also serve as liaisons between the Adviser and other service providers and the other Independent Trustees for matters pertaining to the respective Committee. The Board believes that its current leadership structure is appropriate taking into account the assets and number of Funds overseen by the Trustees, the size of the Board and the nature of the Funds’ business, as the Interested Trustees and officers of the Trust provide the Board with insight as to the daily management of the Funds while the Independent Chair promotes independent oversight of the Funds by the Board.

Risk Oversight. Each Fund is subject to a number of risks, including operational, investment and compliance risks. The Board, directly and through its Committees, as part of its oversight responsibilities, oversees the services provided by the Adviser and the Trust’s other service providers in connection with the management and operations of a Fund, as well as their associated risks. Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address these risks. The Board, directly and through its Committees, receives and reviews information from the Adviser, other service providers, the Trust’s independent registered public accounting firm, Trust counsel and counsel to the Independent Trustees to assist it in its oversight responsibilities. This information includes, but is not limited to, reports regarding a Fund’s investments, including Fund performance and investment practices, valuation of Fund portfolio securities, and compliance. The Board also reviews, and must approve any proposed changes to, a Fund’s investment objective, policies and restrictions, and reviews any areas of non-compliance with a Fund’s investment policies and restrictions. The Audit Committee monitors the Trust’s accounting policies, financial reporting and internal control system and reviews any internal audit reports impacting the Trust. As part of its compliance oversight, the Board reviews the annual compliance report issued by the Trust’s Chief Compliance Officer on the policies and procedures of the Trust and its service providers, proposed changes to those policies and procedures and quarterly reports on any material compliance issues that arose during the period.

Experience, Qualifications and Attributes. As noted above, the Nominating and Governance Committee is responsible for identifying, evaluating and recommending trustee candidates. The Nominating and Governance Committee reviews the background and the educational, business and professional experience of trustee candidates and the candidates’ expected contributions to the Board. Trustees selected to serve on the Board are expected to possess relevant skills and experience, time availability and the ability to work well with the other Trustees. In addition to those qualities and based on each Trustee’s experience, qualifications and attributes and the Trustees’ combined contributions to the Board, the following is a brief summary of the information that led to the conclusion that each Board member should serve as a Trustee.

Mr. Bagge has served as a trustee and Chairman of the Nominating and Governance Committee with the Fund Family since 2003. He founded YQA Capital Management, LLC in 1998 and has since served as a principal. Previously, Mr. Bagge was the owner and CEO of Electronic Dynamic Balancing Company from 1988 to 2001. He began his career as a securities analyst for institutional investors, including CT&T Asset Management and J.C. Bradford & Co. The Board considered that Mr. Bagge has served as a board member or advisor for several privately held businesses and charitable organizations and the executive, investment and operations experience that Mr. Bagge has gained over the course of his career and through his financial industry experience.

Mr. Barre has served as a trustee with the Fund Family since 2010. He served as Assistant Professor of Business at Trinity Christian College from 2010 to 2016. Previously, he served in various positions with BMO Financial Group/Harris Private Bank, including Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001). From 1983 to 1994, Mr. Barre was with the Office of the Manager of Investments at Commonwealth Edison Co. He also was a staff accountant at Peat Marwick Mitchell & Co. from 1981 to 1983. The Board considered the executive, financial and investment experience that Mr. Barre has gained over the course of his career and through his financial industry experience.

Mr. Carome has served as a trustee with the Fund Family since 2010. He has served as the Senior Managing Director and General Counsel of Invesco Ltd. since 2006, and has held various senior executive positions with

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Invesco Ltd. since 2003. Previously, he served in various positions with Liberty Financial Companies, Inc., including Senior Vice President and General Counsel (2000-2001), General Counsel of certain investment management subsidiaries (1998-2000) and Associate General Counsel (1993-1998). Prior to his employment with Liberty Financial Companies, Inc., Mr. Carome was an associate with Ropes & Gray LLP. The Board considered Mr. Carome’s senior executive position with Invesco Ltd.

Mr. Kole has served as a trustee with the Fund Family since 2006 and Chairman of the Audit Committee since 2008. He has been the Senior Director of Finance of By The Hand Club for Kids since 2015. Previously, he was the Chief Financial Officer of Hope Network from 2008 to 2012 and he was the Assistant Vice President and Controller at Priority Health from 2005 to 2008, Senior Vice President of Finance of United Healthcare from 2004 to 2005, Chief Accounting Officer and Senior Vice President of Finance of Oxford Health Plans from 2000 to 2004 and Audit Partner at Arthur Andersen LLP from 1996 to 2000. The Board of the Trust has determined that Mr. Kole is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Kole has gained over the course of his career and through his financial industry experience.

Mr. Lim has served as a trustee with the Fund Family since 2013 and Chairman of the Investment Oversight Committee since 2014. He has been a Managing Partner of Residential Dynamics Group LLC since 2008. Previously, he was a Managing Director and the Head of the Securitized Products Group of Citadel Investment Group, L.L.C. (1999-2007). Prior to his employment with Citadel Investment Group, L.L.C., he was a Managing Director with Salomon Smith Barney. The Board considered the executive, financial and operations experience that Mr. Lim has gained over the course of his career and through his financial industry experience.

Mr. Nussbaum has served as a trustee with the Fund Family since 2003. He has served as the Chairman of Performance Trust Capital Partners since 2004 and was the Executive Vice President of Finance from 1994 to 1999. Mr. Nussbaum also served as Managing Director of the Communication Institute from 2002 to 2003. Prior to joining Performance Trust Capital Partners in 1994, he was a Vice President at Clayton Brown & Associates. Before that, he was a senior examiner with the Financial Markets Unit of the Federal Reserve Bank of Chicago. The Board considered the executive, financial, investment and operations experience that Mr. Nussbaum has gained over the course of his career and through his financial industry experience.

Mr. Wicker has served as a trustee with the Fund Family since 2013. He has served as Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries since 2013. Previously, he was the Executive Vice President and Chief Financial Officer of Zondervan Publishing from 2007 to 2012. Prior to his employment with Zondervan Publishing, he held various positions with divisions of The Thomson Corporation, including Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999). Prior to that, Mr. Wicker was Senior Manager in the Audit and Business Advisory Services Group of Price Waterhouse (1985-1996). The Board of the Trust has determined that Mr. Wicker is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wicker has gained over the course of his career and through his financial industry experience.

Mr. Wilson has served as a trustee with the Fund Family since 2006 and as the Independent Chair since 2012. He also served as lead Independent Trustee in 2011. He has served as the Chairman and Chief Executive Officer of Stone Pillar Advisors, Ltd. since 2010 and as President and Chief Executive Officer of Stone Pillar Investments, Ltd. since 2016. Previously, he was the Chairman, President and Chief Executive Officer of Community Financial Shares, Inc. and its subsidiary, Community Bank—Wheaton/Glen Ellyn (2013-2015). He also was the Chief Operating Officer (2007-2009) and Executive Vice President and Chief Financial Officer (2006-2007) of AMCORE Financial, Inc. Mr. Wilson also served as Senior Vice President and Treasurer of Marshall & Ilsley Corp. from 1995 to 2006. He started his career with the Federal Reserve Bank of Chicago, serving in several roles in the bank examination division and the economic research division. The Board of the Trust has determined that Mr. Wilson is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wilson has gained over the course of his career and through his financial industry experience.

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This disclosure is not intended to hold out any Trustee as having any special expertise and shall not impose greater duties, obligations or liabilities on the Trustees. The Trustees’ principal occupations during the past five years or more are shown in the above table.

For his services as a Trustee of the Trust and other trusts in the Fund Family, each Independent Trustee and Unaffiliated Trustee receives an annual retainer of $290,000 (the “Retainer”). The Retainer for the Independent Trustees is allocated half pro rata among all the funds in the Fund Family and the other half is allocated among all of the funds in the Fund Family based on average net assets. Mr. Wilson receives an additional $100,000 per year for his service as the Independent Chair, allocated in the same manner as the Retainer. The chair of the Audit Committee receives an additional fee of $28,000 per year and the chairs of the Investment Oversight Committee and the Nominating and Governance Committee each receive an additional fee of $17,000 per year, each allocated in the same manner as the Retainer. Prior to January 1, 2017, the Retainer was $250,000, and the additional fee for the Independent Chair was $78,000. Each Trustee also is reimbursed for travel and other out-of-pocket expenses incurred in attending Board and committee meetings. Effective July 1, 2016, the Adviser, on behalf of a Fund, compensates the Unaffiliated Trustee and reimburses the Unaffiliated Trustee’s travel and other out-of-pocket expenses.

The Trust’s DC Plan allows each Independent Trustee and Unaffiliated Trustee to defer payment of all or a portion of the fees that the Trustee receives for serving on the Board throughout the year. Each eligible Trustee generally may elect to have deferred amounts credited with a return equal to the total return on one to five of the funds of PowerShares Exchange-Traded Fund Trust II or the Trust that are offered as investment options under the DC Plan. At the Trustee’s election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of years designated by the Trustee. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured, and such amounts are subject to the claims of the creditors of the Funds. The Independent Trustees and the Unaffiliated Trustee are not eligible for any pension or profit sharing plan in their capacity as Trustees.

The following sets forth the fees paid to each Trustee for the fiscal year ended August 31, 2017.

Name of Trustee	Aggregate Compensation From Trust (1)			Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex (2)
Independent Trustees
Ronn R. Bagge	$	[	]	N/A	$	[	]
Todd J. Barre	$	[	]	N/A	$	[	]
Marc M. Kole	$	[	]	N/A	$	[	]
Yung Bong Lim	$	[	]	N/A	$	[	]
Gary R. Wicker	$	[	]	N/A	$	[	]
Donald H. Wilson	$	[	]	N/A	$	[	]
Unaffiliated Trustee
Philip M. Nussbaum	$	[	]	N/A	$	[	]
Interested Trustee
Kevin M. Carome		N/A		N/A		N/A

(1)	[Because the Funds had not commenced operations as of August 31, 2017, the Funds did not pay any portion of the amounts shown in this table.]
(2)	The amounts shown in this column represent the aggregate compensation paid by all funds of the trusts in the Fund Family (except as noted in the prior footnote) for the fiscal year ended August 31, 2017 before deferral by the Trustees under the DC Plan. During the fiscal year ended August 31, 2017, [both Mr. Lim and Mr. Nussbaum deferred 100% of their compensation.]

As of the date of this SAI, the Trustees and officers, as a group, owned none of each Fund’s outstanding Shares.

Principal Holders and Control Persons. Each Fund is new and, as of the date of this SAI, no person owned of record more than 5% of the outstanding Shares.

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Shareholder Communications. Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). The shareholder may send the communication to either the Trust’s office or directly to such Board members at the address specified for each Trustee. Management will review and generally respond to other shareholder communications the Trust receives that are not directly addressed and sent to the Board. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is rooted deeply in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Funds. The Adviser also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Invesco PowerShares Capital Management LLC, organized February 7, 2003, is located at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. Invesco Ltd. is the parent company of Invesco PowerShares Capital Management LLC and is located at Two Peachtree Pointe, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Ltd. and its subsidiaries are an independent global investment management group.

Portfolio Managers. The Adviser uses a team of portfolio managers (the “Portfolio Managers”), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser’s extensive resources. [Peter Hubbard oversees all research, portfolio management and trading operations of the Adviser. In this capacity, he oversees a team of the Portfolio Managers responsible for the day-to-day management of the Funds. [Mr. Hubbard] receives management assistance from [Michael Jeanette], [Jonathan Nixon] and [Tony Seisser]].

As of [                    ], [Mr. Hubbard] managed [                    ] registered investment companies with a total of approximately $[        ] in assets, [                    ] other pooled investment vehicles with approximately $[        ] in assets and no other accounts.

As of [                    ], [Mr. Jeanette] managed [                    ] registered investment companies with a total of approximately $[        ] in assets, [                    ] other pooled investment vehicles with approximately $[        ] in assets and no other accounts.

As of [                    ], [Mr. Nixon] managed [                    ] registered investment companies with a total of approximately $[        ] in assets, [                    ] other pooled investment vehicles with approximately $[        ] in assets and no other accounts.

As of [                    ], [Mr. Seisser] managed [                    ] registered investment companies with a total of approximately $[        ] in assets, [                    ] other pooled investment vehicles with approximately $[        ] in assets and no other accounts.

Although the other funds that the Portfolio Managers manage may have different investment strategies, the Adviser does not believe that management of these different funds presents a material conflict of interest for the Portfolio Managers or the Adviser.

Description of Compensation Structure. The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the Compensation Committee may approve the bonus in advance. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers.

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Portfolio Holdings. As of the date of this SAI, each Fund has not yet commenced investment operations, and none of the Portfolio Managers beneficially own any Shares.

[Investment Advisory Agreement. Pursuant to an investment advisory agreement between the Adviser and the Trust (the “Investment Advisory Agreement”), each of the PowerShares BRIC Portfolio, PowerShares Insider Sentiment Portfolio, PowerShares Zacks Mid-Cap Portfolio, PowerShares Zacks Multi-Asset Income Portfolio and PowerShares S&P Spin-Off Portfolio pays the Adviser an annual advisory fee equal to a percentage of its average daily net assets (the “Advisory Fee”) set forth in the chart below:

Fund	Advisory Fee
PowerShares BRIC Portfolio	[0.50	%]
PowerShares Insider Sentiment Portfolio	[0.50	%]
PowerShares Zacks Mid-Cap Portfolio	[0.50	%]
PowerShares Zacks Multi Asset Income Portfolio	[0.50	%]
PowerShares S&P Spin-Off Portfolio	[0.50	%]

Each Fund listed above is responsible for all of its own expenses, including the Advisory Fee, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, Acquired Fund Fees and Expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, a portion of the licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” of the Trust or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for those members of the Board who are not “interested persons” of the Trust and extraordinary expenses.

The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) on behalf of each Fund listed above pursuant to which the Adviser has agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the operating expenses of each such Fund from exceeding 0.60% its average daily net assets per year (each, an “Expense Cap”), at least until [                    ].

Pursuant to the Expense Agreement, certain expenses are not covered by the Expense Cap. Each Fund’s Expense Cap excludes interest expenses, a portion of the Fund’s licensing fees, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses.

The Expense Agreement provides that for each Fund listed above, the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date that the Adviser bore the expense, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap. In no instance will the Adviser recapture any amounts for periods when a Fund’s total expenses exceeded the expense limit in place at the time the waiver was made.

Pursuant to a separate investment advisory agreement between the Adviser and the Trust, each of the following Funds pays the Adviser an annual unitary management fee equal to a percentage of its average daily net assets (the “Management Fee”) set forth in the chart below. Out of the unitary Management Fee, the Adviser pays substantially all expenses of each Fund listed above, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, Acquired Fund Fees and Expenses, if any, interest, litigation expenses and other extraordinary expenses.]

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Fund	Advisory Fee
PowerShares Dow Jones Industrial Average Dividend Portfolio	[0.30	%]
PowerShares Raymond James SB-1 Equity Portfolio	[0.75	%]
PowerShares Wilshire Micro-Cap Portfolio	[0.50	%]
PowerShares Wilshire US REIT Portfolio	[0.32	%]

The Funds may invest in money market funds that are managed by affiliates of the Adviser. The indirect portion of the management fee that a Fund incurs through such investments is in addition to the Adviser’s management fee. Therefore, the Adviser has agreed to waive the fees that it receives in an amount equal to the indirect management fees that a Fund incurs through its investments in such affiliated money market funds through [                    ]. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues in effect only if approved annually by the Board, including a majority of the Independent Trustees. The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund’s outstanding voting securities on 60 days’ written notice to the Adviser, or by the Adviser on 60 days’ written notice to the Fund.

Payments to Financial Intermediaries. The Adviser, the Distributor and/or their affiliates may enter into contractual arrangements with certain broker-dealers and other financial intermediaries that the Adviser, the Distributor and/or their affiliates believe may benefit the Funds. Pursuant to such arrangements, the Adviser, the Distributor and/or their affiliates may provide cash payments or non-cash compensation to intermediaries for certain activities related to certain Funds. Such payments are designed to make registered representatives and other professionals more knowledgeable about exchange-traded products, including each Fund, or for other activities, such as participating in marketing activities and presentations, educational training programs, conferences, data collection and provision, technology support, the development of technology platforms and reporting systems. The Adviser, the Distributor and/or their affiliates also may pay intermediaries for certain printing, publishing and mailing costs associated with the Funds or materials relating to exchange-traded funds in general. As of the date of this SAI, the Adviser had such arrangements in place with Charles Schwab & Co., Inc. (“Schwab”).

In addition, the Adviser, the Distributor and/or their affiliates may make payments to intermediaries that make Shares available to their clients or for otherwise promoting the Funds. Payments of this type are sometimes referred to as revenue-sharing payments. Any payments made pursuant to such arrangements may vary in any year and may be different for different intermediaries. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. As of the date of this SAI, as amended or supplemented from time to time, the intermediaries receiving such payments include Pershing LLC. Any additions, modifications, or deletions to this list of financial intermediaries that have occurred since the date noted above are not included in the list.

Any payments described above by the Adviser, the Distributor and/or their affiliates will be made from their own assets and not from the assets of the Funds. Although a portion of the Adviser’s revenue comes directly or indirectly in part from fees paid by the Funds, payments to financial intermediaries are not financed by the Funds and therefore do not increase the price paid by investors for the purchase of shares of, or the cost of owning, a Fund or reduce the amount received by a shareholder as proceeds from the redemption of Fund Shares. As a result, such payments are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectuses.

The Adviser periodically assesses the advisability of continuing to make these payments. Payments to a financial intermediary may be significant to that intermediary, and amounts that intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the intermediary and its clients. For example, these financial incentives may cause the intermediary to recommend the Funds over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her intermediary firm.

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Please contact your salesperson, adviser, broker or other investment professional for more information regarding any such payments or financial incentives his or her intermediary firm may receive. Any payments made, or financial incentives offered, by the Adviser, Distributor and/or their affiliates made to an intermediary may create the incentive for the intermediary to encourage customers to buy shares of the Funds.

Administrator. BNYM serves as administrator for the Funds. Its principal address is 101 Barclay Street, New York, New York 10286.

BNYM serves as Administrator for the Funds pursuant to a fund administration and accounting agreement (the “Administrative Services Agreement”) with the Trust. Under the Administrative Services Agreement, BNYM is obligated, on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Funds. BNYM generally will assist in many aspects of the Trust’s and the Funds’ operations, including accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other service providers), assist in preparing reports to shareholders or investors; assist in the preparation and filing of tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; and supply supporting documentation for meetings of the Board.

Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

Custodian, Transfer Agent and Fund Accounting Agent. BNYM, (the “Custodian” or “Transfer Agent”), located at 101 Barclay Street, New York, New York 10286, also serves as custodian for the Funds pursuant to a custodian agreement (the “Custodian Agreement”). As Custodian, BNYM holds the Funds’ assets, calculates the NAV of Shares and calculates net income and realized capital gains or losses. BNYM also serves as transfer agent for the Funds pursuant to a transfer agency agreement (the “Transfer Agency Agreement”). Further, BNYM serves as Fund accounting agent pursuant to the fund accounting agreement (the “Fund Accounting Agreement”). As compensation for the foregoing services, BNYM may be reimbursed for its out-of-pocket expenses, transaction fees and asset-based fees, which are accrued daily and paid monthly.

Distributor. Invesco Distributors, Inc. (the “Distributor”) is the distributor of the Funds’ Shares. The Distributor’s principal address is 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The Distributor has entered into a distribution agreement (the “Distribution Agreement”) with the Trust pursuant to which it distributes the Funds’ Shares. Each Fund continuously offers Shares for sale through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Unit Aggregations.”

The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Aggregations. The Distributor does not distribute Shares in less than Creation Unit Aggregations. The Distributor will deliver a Prospectus (or a Summary Prospectus) and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority (“FINRA”).

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The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of the Shares. Such Soliciting Dealers also may be Participating Parties (as defined in “Procedures for Creation of Creation Unit Aggregations” below) and DTC Participants (as defined in “DTC Acts as Securities Depository for Shares” below).

Index Providers. No entity that creates, compiles, sponsors or maintains an Underlying Index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of the Funds.

Neither the Adviser nor any affiliate of the Adviser has any rights to influence the selection of the securities in the Underlying Indexes.

Set forth below is a list of each Fund and the Underlying Index upon which it is based.

FUND	UNDERLYING INDEX
PowerShares BRIC Portfolio	BNY Mellon BRIC Select DR Index
PowerShares Dow Jones Industrial Average Dividend Portfolio	Dow Jones Industrial Average Yield Weighted
PowerShares Insider Sentiment Portfolio	Nasdaq US Insider Sentiment Index
PowerShares Zacks Mid-Cap Portfolio	Zacks Mid-Cap Core Index
PowerShares Zacks Multi-Asset Income Portfolio	Zacks Multi-Asset Income Index
PowerShares Raymond James SB-1 Equity Portfolio	Raymond James SB-1 Equity Index
PowerShares S&P Spin-Off Portfolio	S&P U.S. Spin-Off Index
PowerShares Wilshire Micro-Cap Portfolio	Wilshire US Micro-Cap IndexSM
PowerShares Wilshire US REIT Portfolio	Wilshire US Real Estate Investment Trust IndexSM

BROKERAGE TRANSACTIONS

The policy of the Adviser regarding purchases and sales of securities is to give primary consideration to obtaining the most favorable prices and efficient executions of transactions under the circumstances. Consistent with this policy, when securities transactions are effected on a stock exchange, the Adviser’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions various brokers generally charge. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement its policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates currently do not participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, the Adviser allocates transactions in such securities among the Funds, the several investment companies and clients in a manner deemed equitable to all. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price under the circumstances.

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Affiliated Transactions. The Adviser may place trades with Invesco Capital Markets, Inc. (“ICMI”) a broker-dealer with whom it is affiliated, provided the Adviser determines that ICMI’s trade execution abilities and costs are at least comparable to those of non-affiliated brokerage firms with which the Adviser could otherwise place similar trades. ICMI receives brokerage commissions in connection with effecting trades for the Funds and, therefore, use of ICMI presents a conflict of interest for the Adviser. Trades placed through ICMI, including the brokerage commissions paid to ICMI, are subject to procedures adopted by the Board.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on June 9, 2000 pursuant to a Declaration of Trust (the “Declaration”).

The Trust is authorized to issue an unlimited number of shares in one or more series or “funds.” The Trust currently offers shares of [                    ] Funds. The Board has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges, without shareholder approval.

Each Share issued by a Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and other distributions declared by the Board with respect to the Fund and in the net distributable assets of the Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all the Funds of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, the Shares of that Fund will vote separately on such matter.

The Declaration provides that by becoming a shareholder of a Fund, each shareholder shall be held expressly to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund Shares are required to disclose information on direct or indirect ownership of Fund Shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund Shares may be disclosed by the Fund if so required by law or regulation. The Trust’s Declaration also provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund, or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees. Following receipt of the demand, the Trustees have a period of 45 days to consider the demand. In their sole discretion, the Trustees may submit the matter to a vote of shareholders of the Trust, as appropriate. Any decision by the Trustees to bring, maintain or settle (or not to bring, maintain or settle) such court action, proceeding or claim, or to submit the matter to a vote of shareholders, shall be made by the Trustees in their business judgment and shall be binding upon the shareholders.

The Trust is not required, and does not intend, to hold annual meetings of shareholders, but will call a special meeting of shareholders whenever required by the 1940 Act or by the terms of the Declaration. Shareholders owning more than 10% of the outstanding Shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a

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shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Trust’s Declaration also provides that a Trustee acting in his or her capacity of trustee is not liable personally to any person other than the Trust or its shareholders for any act, omission, or obligation of the Trust. The Trust’s Declaration further provides that a Trustee or officer is liable to the Trust or its shareholders only for his or her bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law.

The Trust’s bylaws require that any action commenced by a Shareholder, directly or derivatively, against the Trust or a series thereof, its Trustees or officers, shall be brought only in the U.S. District Court for the Northern District of Illinois, or if such action may not be brought in that court, then such action shall be brought in Illinois state court (the “Chosen Courts”). The Trust, its Trustees and officers, and its Shareholders (a) waive any objection to venue in either Chosen Court and (b) waive any objection that either Chosen Court is an inconvenient forum.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Invesco Distributors, Inc., 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173.

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Shares. Shares are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of DTC Participants and the New York Stock Exchange, Inc. (“NYSE”) and FINRA. Access to the DTC system also is available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records DTC maintains (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such DTC Participant may transmit such notice, statement or communication,

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directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board has delegated responsibility for decisions regarding proxy voting for securities each Fund holds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are summarized in Appendix A to this SAI. The Board periodically will review each Fund’s proxy voting record.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds also will be available at no charge upon request by calling 1-800-983-0903 or by writing to PowerShares Exchange-Traded Fund Trust at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. The Trust’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the “Ethics Codes”). The Ethics Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Ethics Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor (“Access Persons”). Rule 17j-1 and the Ethics Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Ethics Codes, Access Persons may engage in personal securities transactions, but must report their personal securities transactions for monitoring purposes. The Ethics Codes permit personnel subject to the Ethics Codes to invest in securities subject to certain limitations, including securities that a Fund may purchase or sell. In addition, certain Access Persons must obtain approval before investing in initial public offerings or private placements. The Ethics Codes are on file with the SEC and are available to the public at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Ethics Codes are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. The Ethics Codes may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102.

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CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues Shares only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at its NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form. A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Delivery of Cash Component. The consideration for purchase of Creation Unit Aggregations of a Fund consists of the in-kind deposit of the Deposit Securities per each Creation Unit Aggregation constituting a substantial replication of the securities included in the relevant Underlying Index (“Fund Securities”) and the Cash Component computed as described below, plus any applicable Administrative or other transaction fees, as discussed below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund. However, each Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash (see “Cash Purchase Method” below).

The Cash Component also is sometimes called the “Balancing Amount.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Shares (per Creation Unit Aggregation) and the “Deposit Amount”—an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for the Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser, with a view to the investment objective of the Fund. The composition of the Deposit Securities also may change in response to adjustments to the weighting or composition of the securities of a Fund’s Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added to the Cash Component to replace any Deposit Security that: (i) may not be available in sufficient quantity for delivery, (ii) may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), (iii) might not be eligible for trading by an AP (as defined below) or the investor for which it is acting, or (iv) another relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC, and hence not eligible for transfer through the Clearing Process (discussed below), will be at the expense of a Fund and will affect the value of all Shares, but the Adviser may adjust the transaction fee within the parameters described below to protect ongoing shareholders. These adjustments will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of the Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Funds.

Cash Purchase Method. Although the Funds do not ordinarily permit Creation Unit Aggregations to be issued in exchange partially or primarily for cash, during periods when partial or full cash purchases of Creation Units are permitted, such purchases will be effected in essentially the same manner as in-kind purchases. In the case of a partial or full cash purchase, an AP (as defined below) must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. Such cash equivalent is referred to as the “Deposit Cash.”

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Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the “Book Entry Only System” section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “AP.” Investors should contact the Distributor for the names of APs that have signed a Participant Agreement. All Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

The Distributor must receive all orders to create Creation Unit Aggregations no later than the closing time of the regular trading session on the NYSE (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the Distributor must receive the order no later than 3:00 p.m., Eastern time on the trade date. With respect to in-kind creations, an AP may place a custom order where cash replaces any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders Using Clearing Process—All Funds” and the “Placement of Creation Orders Outside Clearing Process—Domestic Equity Funds and—Foreign Equity Funds” sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

All orders from investors who are not APs to create Creation Unit Aggregations shall be placed with an AP in the form required by such AP. In addition, the AP may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an AP that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

For domestic securities, orders to create Creation Units of the Funds may be placed through the Clearing Process utilizing procedures applicable to domestic funds (“Domestic Funds”) (see “Placement of Creation Orders Using Clearing Process—Domestic Equity Funds”) or outside the Clearing Process. For foreign securities orders, most will be placed outside of the clearing process utilizing the procedures applicable for foreign funds (see “Placement of Creation Orders Outside Clearing Process—Domestic Equity Funds” and “Placement of Creation Orders Outside Clearing Process—Foreign Equity Funds”).

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit

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Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on the Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. The delivery of Creation Unit Aggregations so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor (“T+2”).

Placement of Creation Orders Outside Clearing Process—Domestic Equity Funds. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The delivery of Creation Unit Aggregations so created will occur no later than T+2.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, by the “regular way” settlement date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor no later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., Eastern time, respectively, by the “regular way” settlement date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than T+2.

Additional transaction fees may be imposed with respect to transactions made in connection with the creation or redemption of Creation Units. (See “Creation and Redemption Transaction Fees” below.)

Placement of Creation Orders Outside Clearing Process—Foreign Equity Funds. A standard creation order must be placed by 4:00 p.m., Eastern time, for purchases of Shares. In the case of custom orders, the order must be received by the Transfer Agent no later than 3:00 p.m., Eastern time. The Transfer Agent will inform the Distributor, the Adviser and the Custodian upon receipt of a creation order. The Custodian will then provide such information to the appropriate sub-custodian.

The Custodian shall cause the sub-custodian for each Fund to maintain an account into which the AP shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted cash purchase), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an AP on its behalf or another investor’s behalf by the closing time of the regular trading session on the applicable Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 11:00 a.m., Eastern time, on the contractual settlement date.

The AP must also make available no later than 11:00 a.m., Eastern time, on the contractual settlement date, by means approved by the Trust, immediately available or same day funds sufficient for the Trust to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

In accordance with each Fund’s Participant Agreement, Creation Unit Aggregations will be issued to an AP, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance

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on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 11:00 a.m., Eastern time, on the contractual settlement date.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares; (iii) the Deposit Securities delivered are not as designated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the Adviser, or on the rights of Beneficial Owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Federal Reserve, the transfer agent, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit Aggregation and/or the AP acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

A confirmation of acceptance of an order to create Creation Unit Aggregations will be delivered to the AP within 15 minutes of the receipt of a submission received in good form. A creation order is deemed to be irrevocable upon the delivery of the confirmation of acceptance.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation and Redemption Transaction Fees. APs may be required to pay an administrative fee and a variable transaction fee for purchasing or redeeming Creation Units. Creation and redemption transactions for each Fund are subject to an administrative fee, payable to BNYM, in the amount listed in the table below, irrespective of the size of the order. The administrative fee has a fixed base amount for each Fund (as shown in the table below); however, BNYM may increase the administrative fee to up to four times the base amount for administration and settlement of non-standard orders requiring additional administrative processing by BNYM. Additionally, for creations or redemptions effected principally for cash, the Adviser may charge additional variable fees. To the extent that the Fund permits or requires APs to substitute cash in lieu of Deposit Securities, the Adviser may also set additional “cash-in-lieu fees.” The variable fees and cash-in-lieu fees will be negotiated between the Adviser and the AP and are charged to offset the transaction cost to a Fund of buying (or selling) Deposit Securities, to cover spreads and slippage costs and to protect existing shareholders. The variable fees and cash-in-lieu fees are payable to the Fund and will not exceed 2% of the value of the Creation Unit. From time to time, the Adviser, in its sole discretion, may adjust a Fund’s variable transaction fees or reimburse APs for all or a portion of the creation or redemption transaction fees.

Fund	Base Administrative Fee (Payable to BNYM)			Maximum Administrative Fee (Payable to BNYM)
PowerShares BRIC Portfolio	$	[	]	$	[	]
PowerShares Dow Jones Industrial Average Dividend Portfolio	$	[	]	$	[	]
PowerShares Insider Sentiment Portfolio	$	[	]	$	[	]
PowerShares Zacks Mid-Cap Portfolio	$	[	]	$	[	]
PowerShares Zacks Multi-Asset Income Portfolio	$	[	]	$	[	]
PowerShares Raymond James SB-1 Equity Portfolio	$	[	]	$	[	]
PowerShares S&P Spin-Off Portfolio	$	[	]	$	[	]
PowerShares Wilshire Micro-Cap Portfolio	$	[	]	$	[	]
PowerShares Wilshire US REIT Portfolio	$	[	]	$	[	]

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Redemption of Shares in Creation Unit Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Custodian and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

The Custodian, through the NSCC, makes available prior to the opening of business on the relevant Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations, and may be comprised of a non-typical basket of Fund Securities, including in certain circumstances, a basket comprised of one or more Fund Securities.

Unless cash redemptions are permitted or required for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Redemption Cash Component”), less a redemption transaction fee as noted above (see “Creation and Redemption Transaction Fees”). In the event that the Fund Securities have a value greater than the NAV of the Shares, a compensation payment equal to the difference is required to be made by or through an AP by the redeeming shareholder.

When cash redemptions are permitted or required, Creation Units of a Fund will be redeemed for cash in an amount equal to the NAV of its Shares next determined after a redemption request is received (minus any redemption transaction fees imposed, as specified above) (the “Cash Redemption Amount”).

Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and the Funds reserve the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the Securities Act to a redeeming investor that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act. The AP may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

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Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations must be delivered through an AP that has executed a Participant Agreement. Investors other than APs are responsible for making arrangements for an order to redeem to be made through an AP. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and any Cash Redemption Amount (or, if cash redemptions are permitted, the Cash Redemption Amount) will be transferred by T+2.

Placement of Redemption Orders Outside Clearing Process—Domestic Equity Funds. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of a Fund, which delivery must be made through DTC, to the Custodian no later than 11:00 a.m., Eastern time, on the next Business Day immediately following such Transmittal Date (the “DTC Cut-Off Time”); and 2:00 p.m., Eastern time, for a Cash Component, if any owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, it will send an acceptance of the redemption order to the AP within 15 minutes of the receipt of the submission received in good form. A redemption order is deemed to be irrevocable upon the delivery of the confirmation of acceptance. The Transfer Agent will then initiate procedures to transfer the requisite Fund Securities (and the Redemption Cash Component, if any, or the Cash Redemption Amount, for cash redemptions, owed to the redeeming Beneficial Owner) to the AP on behalf of the redeeming Beneficial Owner by T+2.

In the case of custom redemptions, the order must be received by the Distributor no later than 3:00 p.m., Eastern Time on the Transmittal Date. Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date.

In the event that the number of Shares is insufficient on the contractual settlement date, the Trust may deliver the Deposit Securities notwithstanding such deficiency in reliance on the undertaking of the AP to deliver the missing Shares as soon as possible. This undertaking shall be secured by such the AP’s delivery on the contractual settlement date and subsequent maintenance of collateral consisting of cash having a value at least equal to 105% of the value of the missing Shares. The AP’s agreement permits the Trust, acting in good faith, to purchase the missing Shares at any time and the AP will be subject to liability for any shortfall between the cost to the Trust of purchasing such shares and the value of the collateral, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.

Placement of Redemption Orders Outside Clearing Process—Foreign Equity Funds. A standard order for redemption must be received by 4:00 p.m., Eastern time, for redemptions of Shares. In the case of custom redemptions, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date. Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Funds (whether or not they otherwise permit cash redemptions) reserve the right to redeem Creation Units for cash to the extent that a Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

The delivery of Fund Securities to redeeming investors generally will be made within two Business Days. However, due to the schedule of holidays in certain countries, the delivery of in-kind redemption proceeds may take

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longer than two Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See “Regular Holidays” for a list of the local holidays in the foreign countries relevant to the Funds.

A redeeming Beneficial Owner, or AP acting on behalf of such Beneficial Owner, when taking delivery of shares of Fund Securities upon redemption of Shares of the Funds must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account the Fund Securities will be delivered.

In the event that the number of Shares is insufficient on trade date plus one, the Trust may deliver the Deposit Securities notwithstanding such deficiency in reliance on the undertaking of the AP to deliver the missing Shares as soon as possible. This undertaking shall be secured by such the AP’s delivery on the contractual settlement date and subsequent maintenance of collateral consisting of cash having a value at least equal to 105% of the value of the missing Shares. The AP’s agreement permits the Trust, acting in good faith, to purchase the missing Shares at any time and the AP will be subject to liability for any shortfall between the cost to the Trust of purchasing such shares and the value of the collateral, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.

The calculation of the value of the Fund Securities and the Redemption Cash Component to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under “Determination of NAV” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant no later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Redemption Cash Component to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant no later than the Closing Time on the Transmittal Date, but either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on the Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Redemption Cash Component to be delivered/received will be computed on the Business Day that the order is deemed received by the Trust, i.e., the Business Day on which the Shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time pursuant to a properly submitted redemption order.

Upon receipt of a redemption order in good form, the Transfer Agent delivers acknowledgement of receipt within 15 minutes. A redemption order is deemed to be irrevocable upon the delivery of the acknowledgement of receipt of an order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive the Cash Redemption Amount (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund also, in its sole discretion, upon request of a shareholder, may provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP, or an investor for which it is acting, subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation, may be paid an equivalent amount of cash. The AP may request the redeeming Beneficial Owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

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Regular Holidays. Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus two Business Days (a Business Day is any day the NYSE is open). Each Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T+2 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within two Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies also may prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future.

The dates in calendar year 2018 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

[To be included]

SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEAR 2018*

[To be included]

*	Holidays are subject to change without further notice.

On days when the Exchange or the bond market closes earlier than normal, certain Funds may require orders to redeem Creation Unit Aggregations to be placed earlier in the day. For example, on days when the generally accepted close of the bond market occurs earlier than normal (such as the day before a holiday) orders requesting substitution of a “cash-in-lieu” amount must be received by the Distributor no later than 11:00 a.m., Eastern time.

The chart below describes in further detail the placement of creation and redemption orders through and outside the Clearing Process, presuming a creation or redemption settling no later than T+2.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)
Creation through NSCC (using the Clearing Process)

Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	Creation Unit Aggregations will be delivered.

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Custom Orders (for in-kind creations)

3:00 p.m. (ET)

Order in proper form must be received by the Distributor.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		No action.	Creation Unit Aggregations will be delivered.

Creation Outside NSCC (Outside the Clearing Process)

Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.

2:00 p.m. (ET)

Deposit Cash must bereceived by the Custodian.

For in-kind creations:

11:00 a.m. (ET)

Deposit Securitiesmust be received by the Fund’s account through DTC.

2:00 p.m. (ET)

Cash Component must be received by the Custodian.

Creation Unit Aggregations will be delivered.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities (for in-kind creations)	4:00 p.m. (ET) Order in proper form must be received by the Distributor.

11:00 a.m. (ET)

Available Deposit Securities must be received.

Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities must be received.

1:00 p.m. (ET) Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.

Custom Orders (for in-kind creations)

3:00 p.m. (ET)

Order in proper form must be received by the Distributor.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	Creation Unit Aggregations will be delivered.

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Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	Fund Securities and Redemption Cash Component will be transferred to beneficial owner (for cash redemptions, Cash Redemption Amount will be transferred).

Custom Orders (for in-kind redemptions)

3:00 p.m. (ET)

Order in proper form must be received by the Transfer Agent.

Orders received after 3:00 p.m. (ET) require portfolio manager approval before acceptance. Orders may be subject to additional fees.

		No action.	Fund Securities and Redemption Cash Component are delivered to redeeming beneficial owner.

Redemption Outside of NSCC(Outside the Clearing Process)

Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1)

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

For in-kind redemptions:

2:00 p.m. (ET)

Redemption Cash Component, if any, is due.

*If the order is not in proper form or the Shares are not delivered, then order will not be deemed received as of T.

Fund Securities and Redemption Cash Component will be transferred to beneficial owner (for cash redemptions, Cash Redemption Amount will be transferred).

Custom Orders (for in-kind redemptions)

3:00 p.m. (ET)

Order in proper form must be received by the Transfer Agent.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET)

Redemption Cash Component, if any, is due.

*If the order is not in proper form or the Shares are not delivered, then the order will not be deemed received as of T.

Fund Securities and Redemption Cash Component are delivered to the redeeming beneficial owner.

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TAXES

The following is a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

The following is provided as general information only and is not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

General; Qualification as a RIC. Each Fund is treated as a separate corporation for federal tax purposes and, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in a Fund do not offset gains in another series of the Trust, and the requirements (other than a certain organizational requirement that the Trust satisfies) for qualifying for RIC status are determined at the Fund level rather than the Trust level.

Each Fund has elected and intends to qualify each taxable year to be treated as a RIC. If a Fund satisfies the requirements referred to in the next sentence, it will not be subject to federal income tax on the portion of its net investment income and net realized capital gains that it distributes to its shareholders. To qualify for that treatment, a Fund annually must distribute to its shareholders at least 90% of its investment company taxable income (which includes dividends, interest, the excess of net short-term capital gain over net long-term capital loss (“net short-term gain”), and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”) and must meet several other requirements, including those described below, relating to the nature of its gross income and the diversification of its assets.

Income Requirement . A Fund must derive at least 90% of its gross income from (1) dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived from its business of investing in stock, securities, or such currencies and (2) net income derived from qualified publicly traded partnerships (“QPTPs”).

Asset Diversification Requirements. A Fund must satisfy the following asset diversification requirements at the close of each quarter of its taxable year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, Government securities, securities of other RICs, and securities of any other issuer (as to which (a) not more than 5% of the value of the Fund’s total assets is in securities of the issuer and (b) the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than Government securities or securities of other RICs) or of two or more issuers that the Fund controls and are engaged in the same, similar, or related trades or businesses, or, collectively, in the securities of QPTPs.

If a Fund failed to qualify for any taxable year for treatment as a RIC—either (1) by failing to satisfy the Distribution Requirement or (2) by failing to satisfy one or more of the Income and Asset Diversification Requirements and is unable, or determines not to, avail itself of Internal Revenue Code provisions that enable a RIC to cure a failure to satisfy any of those requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements—all of its taxable income would be subject to tax at regular federal corporate income tax rates without any deduction for distributions to shareholders. In addition, for federal income tax purposes (a) the Fund’s shareholders would treat all those distributions, including distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), as dividends to the extent of the Fund’s current and accumulated earnings and profits, taxable as ordinary income, except that, for individual and certain other non-corporate shareholders (each, an “individual shareholder”), the part thereof that is “qualified dividend income” (“QDI”) would be subject to federal income tax at the rates for net capital gain—a maximum of 15% (20% for certain high income individual shareholders)—and (b) all or part of those distributions might be eligible for the dividends-received deduction in the case of corporate shareholders that meet certain holding period and other requirements regarding their Shares. Furthermore, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

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Each Fund will be subject to a nondeductible 4% federal excise tax (“Excise Tax”) to the extent it fails to distribute to its shareholders by the end of any calendar year substantially all of its ordinary (taxable) income for the calendar year and capital gain net income for the twelve months ended October 31 of such year, plus certain other amounts. For these purposes, a Fund may defer into the next taxable year any capital loss incurred between November 1 and the end of the current taxable year as well as certain “late-year ordinary losses” incurred between January 1 and the end of the current taxable year. Generally, it is the Funds’ policy to pay sufficient dividends and make other sufficient distributions each year to avoid the imposition of the Excise Tax, but the Funds can give no assurance that all or a portion of such liability will be avoided.

The Trust has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, on obtaining the ordered Shares, own 80% or more of a Fund’s outstanding Shares and if, pursuant to sections 351 and 362 of the Internal Revenue Code, a Fund would have a basis in the Deposit Securities to be received in exchange for the ordered Shares different from their market value on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Shareholders. Distributions from a Fund’s net investment income and net short-term gain, if any, are generally taxable as ordinary income (except for QDI, as described below). Distributions that a shareholder reinvests in additional Shares through the means of a dividend reinvestment service will be taxable to the shareholder to the same extent as if the distributions had been received in cash. Distributions to a shareholder of net capital gain, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held his or her Shares. Distributions of ordinary income and capital gains may also be subject to state and local taxes.

Distributions that a Fund declares in October, November, or December and pays to shareholders of record in one of those months during the following January are treated as having been received by the shareholders on December 31 of the year the distributions were declared.

If, for any taxable year, the total distributions that a Fund makes exceed its current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a return of capital up to the amount of a shareholder’s basis in his or her Shares and thereafter as gain from the sale of those Shares. The amount so treated as a return of capital will reduce the shareholder’s adjusted basis in his or her Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of those Shares.

The sale or redemption (“disposition”) of Shares may give rise to a capital gain or loss, which generally will be treated as long-term capital gain or loss if the Shares have been held for more than one year and otherwise as short-term capital gain or loss. Long-term capital gains of individual shareholders generally are subject to federal income tax at the 15%/20% maximum rates noted above. In addition, a Fund’s distributions to such a shareholder of QDI will qualify for federal income taxation at those rates, provided that certain holding period and other requirements are met by the Fund and the shareholder. Each Fund will report to shareholders annually the amount of any distributions taxable as ordinary income (from net investment income and net short-term gain), the amount of any distributions from net capital gain, and the portion, if any, of dividends that may qualify as QDI.

A loss realized on a disposition of Shares may be disallowed if other Shares are acquired (whether through the automatic reinvestment of distributions, if available, or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the Shares are disposed of. In such a case, the basis in the acquired Shares will be adjusted to reflect the disallowed loss. In addition, any loss on a shareholder’s disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of any distribution of net capital gain received by the shareholder with respect to such Shares.

An individual is required to pay a 3.8% federal tax on the lesser of (1) the individual’s “net investment income,” which generally will include distributions a Fund pays and gains recognized from the disposition of Shares, or (2) the excess of the individual’s “modified adjusted gross income” over $200,000 for single taxpayers ($250,000 for married persons filing jointly). This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. Shareholders should consult their own tax advisors regarding the effect, if any, that this provision may have on their investment in Shares.

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A shareholder who wants to use the average basis method for determining his or her basis in Shares must elect to do so in writing (which may be electronic) with the broker through which he or she purchased the Shares. A shareholder who wishes to use a different Internal Revenue Service (“IRS”)-acceptable method for basis determination (e.g., a specific identification method) may elect to do so. Shareholders are urged to consult with their brokers regarding the application of the basis determination rules to them.

If more than 50% of the value of a Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election for that year with the IRS that would enable it to pass through to its shareholders to benefit from any foreign tax credits or deductions available with respect to foreign taxes it pays. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder’s proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the Fund paid that represents income from foreign sources or U.S. possessions (“foreign-source income”) as the shareholder’s own income from those sources, and (3) could either use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax or, alternatively, deduct the foreign taxes deemed paid by the shareholder in computing taxable income. If a Fund makes this election for a taxable year, it will report to its shareholders shortly after that year their respective shares of the foreign taxes it paid and its foreign-source income for that year.

Individual shareholders of a Fund described in the preceding paragraph who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on IRS Forms 1099 and all of whose foreign source income is “qualified passive income” may elect each taxable year to be exempt from the foreign tax credit limitation for federal income tax purposes (about which shareholders may wish to consult their tax advisors), in which event they would be able to claim a foreign tax credit without having to file the detailed IRS Form 1116 that otherwise is required. A shareholder will not be entitled to credit or deduct its allocable portion of foreign taxes the Fund paid if the shareholder has not held the Fund’s shares for at least 16 days during the 31-day period beginning 15 days before the ex-distribution date for those shares. The minimum holding period will be extended if the shareholder’s risk of loss with respect to those shares is reduced by reason of holding an offsetting position. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. A nonresident alien individual, foreign corporation or partnership, or foreign trust or estate holding shares of the Fund (a “foreign shareholder”) may not deduct or claim a credit for foreign taxes in determining its U.S. federal income tax liability unless the Fund dividends paid to it are effectively connected with the foreign shareholder’s conduct of a trade or business within the United States (“effectively connected”).

Distributions of ordinary income paid to a foreign shareholder that are not effectively connected generally will be subject to a 30% U.S. withholding tax (unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty). However, a foreign shareholder generally will not be subject to withholding or income tax on gains realized on the sale of Shares or on net capital gain distributions unless (1) the gain or distribution is effectively connected or (2) in the case of an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or distribution and certain other conditions are met. In those cases, such gains and distributions generally will be subject to federal income taxation at regular income tax rates. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the federal withholding tax. Nonresident alien individuals also may be subject to federal estate tax.

A Fund must withhold and remit to the U.S. Treasury Department (“U.S. Treasury”) 28% of distributions of ordinary income, capital gains, and any cash received on redemption of Creation Units (regardless of the extent to which gain or loss may be realized) otherwise payable to any individual shareholder who fails to certify that the taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from the Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding.

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Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, “foreign financial institutions” (“FFIs”) or “non-financial foreign entities” (“NFFEs”) that are shareholders in a Fund may be subject to a generally nonrefundable 30% withholding tax on (a) income dividends, and (b) certain capital gain distributions and the proceeds of a sale (or redemption) of Shares paid after December 31, 2018. As discussed in more detail below, the FATCA withholding tax generally can be avoided (1) by an FFI, if it reports certain information regarding direct and indirect ownership of financial accounts held by U.S. persons with the FFI and (2) by an NFFE, if it has no substantial U.S. persons as owners and, in certain circumstances, also certified that (i) it has no substantial U.S. persons as owners or (ii) it does have any such owners and reports information relating to them to the withholding agent (which may be the Fund). The U.S. Treasury has negotiated intergovernmental agreements (“IGAs”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under the Internal Revenue Code. Under such an agreement, a participating FFI agrees to (1) verify and document whether it has U.S. accountholders, (2) report certain information regarding their accounts to the IRS, and (3) meet certain other specified requirements.

An FFI resident in a country that has entered into a Model I IGA with the United States must report to the government of that country (pursuant to the terms of the applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI resident in a Model II IGA country generally must comply with U.S. regulatory requirements, with certain exceptions, including the treatment of recalcitrant accountholders. An FFI resident in one of those countries that complies with whichever of the foregoing applies will be exempt from FATCA withholding.

An NFFE that is the beneficial owner of a payment from the Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each such owner. The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Those foreign shareholders also may fall into certain exempt, excepted, or deemed compliant categories established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation and the impact thereof on their investment in a Fund.

Taxation of Fund Investments. A Fund may make investments that are subject to special federal income tax rules. Those rules can, among other things, affect the timing of the recognition of income or gain, the treatment of income as capital or ordinary, and the treatment of capital gain or loss as long-term or short-term. The application of those special rules would therefore also affect the amount, timing and character of distributions that a Fund makes and could require the Fund to borrow money or dispose of some of its investments earlier than anticipated in order to meet its distribution requirements.

Investment income received, and gains realized, by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other form(s) to receive the benefit of the reduced tax rate; whether or when the Fund will receive a tax reclaim is within the control of the individual country. Information required on those forms may not be available, such as shareholder information; therefore, the Fund may not receive one or more reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements that also may cause the Fund to not receive one or more reduced treaty rates or potential reclaims. Other countries may subject capital

47

gains realized by the Fund on the sale or other disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance, since the amount of the Fund’s assets to be invested in various countries is not known.

* * * * *

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof, all of which are subject to change, which change may be retroactive. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur

DETERMINATION OF NAV

The following information should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.” Additional information regarding the current NAV per share of each Fund can be found at www.powershares.com.

The Custodian calculates and determines the NAV per Share as of the close of the regular trading session on NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. NAV is calculated by deducting all of a Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board or its delegate. In determining NAV, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price of the exchange where the security primarily is traded. Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they will be valued at the last sale or official closing price on the exchanges on which they primarily trade. Debt and securities not listed on an exchange normally are valued on the basis of prices provided by independent pricing services. Pricing services generally value debt securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The Adviser may use various pricing services or discontinue the use of any pricing service at any time. When price quotes are not readily available, securities will be valued using pricing provided from independent pricing services or by another method in accordance with the Trust’s valuation policies and procedures approved by the Board.

Even when market quotations are available for portfolio securities, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that primarily are listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

Intraday Indicative Value. The trading prices of the Shares in the secondary market generally differ from the Funds’ daily NAV and are affected by market forces such as the supply of and demand for ETF Shares and underlying securities held by the Funds, economic conditions and other factors. Information regarding the IIV of the Shares is disseminated every 15 seconds throughout each trading day by the Exchange or by market data vendors or other information providers. However, the IIV should not be viewed as a “real-time” update of the Funds’ NAV. The IIV is based on the current market value of the published basket of portfolio securities and/or cash required to be deposited in exchange for a Creation Unit and does not necessarily reflect the precise composition of the Funds’

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actual portfolio at a particular point in time. Moreover, the IIV is generally determined by using current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries and valuations based on current market rates. The IIV may not be calculated in the same manner as the NAV, which (i) is computed only once a day, (ii) unlike the calculation of the IIV, takes into account Fund expenses, and (iii) may be subject, in accordance with the requirements of the 1940 Act, to fair valuation at different prices than those used in the calculations of the IIV. Therefore, the IIV may not reflect the best possible valuation of the Funds’ current portfolio. Additionally, the quotations and/or valuations of certain of the Funds’ holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States, which could affect premiums and discounts between the IIV and the market price of the Shares. The Funds, the Adviser and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the IIV, and the Funds, the Adviser and their affiliates do not make any warranty as to the accuracy of these calculations.

DIVIDENDS AND OTHER DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Other Distributions and Taxes.”

General Policies. Ordinarily, dividends from net investment income and long-term capital gains, if any, are declared and paid annually by each Fund, except for the PowerShares Zacks Multi-Asset Income Portfolio, PowerShares Dow Jones Industrial Average Dividend Portfolio and PowerShares Wilshire US REIT Portfolio, which are declared and paid quarterly.

Distributions of net realized securities gains, if any, generally are declared and paid at least annually, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income tax or Excise Tax on undistributed income.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Shares for reinvestment of their distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

MISCELLANEOUS INFORMATION

Counsel. Stradley Ronon Stevens & Young, LLP, located at 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606, and 1250 Connecticut Avenue, N.W., Suite 500, Washington, D.C. 20036, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm. [                    ], located at [                    ], serves as the Funds’ independent registered public accounting firm. [                    ] has been retained to audit the Funds’ annual financial statements and performs other related audit services.

FINANCIAL STATEMENTS

Each Fund is new and has no performance history as of the date of this SAI. Financial information therefore is not yet available. The audited financial statements for the Funds will appear in the Trust’s Annual Report to shareholders when available. You may request a copy of the Trust’s Annual Report at no charge by calling 1-800-983-0903 during normal business hours.

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APPENDIX A

Proxy Voting Guidelines

Applicable to the Funds	PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (collectively “the Trusts”)

Risk Addressed by Policy	Breach of fiduciary duty to client under the Investment Advisers Act of 1940 by placing Invesco personal interests ahead of clients best interest in voting proxies

Relevant Law	Investment Advisers Act of 1940

Approved/Adopted Date	March 7, 2017

Last reviewed by Compliance for Accuracy	September 10, 2015.

Invesco PowerShares Capital Management LLC (“Invesco PowerShares” or the “Adviser”) has adopted proxy voting policies with respect to securities owned by series of the PowerShares Exchange-Traded Fund Trust, the PowerShares Exchange-Traded Fund Trust II, the PowerShares Actively Managed Exchange-Traded Fund Trust, the PowerShares India Exchange-Traded Fund Trust and the PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (collectively, the “Funds”) for which it serves as investment adviser and has been delegated the authority to vote proxies. Invesco PowerShares’ proxy voting policies are designed to provide that proxies are voted in the best interests of shareholders.

Invesco Ltd, the parent to the Adviser, has adopted a global policy statement on corporate governance and proxy voting (the “Global Invesco Policy”) (see exhibit A), which details Invesco’s views on governance matters and describes the proxy administration and governance approach. The Adviser votes proxies by utilizing the procedures and mechanisms outlined in the Global Invesco Policy, while maintaining the Fund-specific guidelines described below:

1. Overlapping Securities

In instances where both a Fund and a fund advised by an Invesco Ltd entity both hold an equity security (“Overlapping Securities”), the Adviser will vote proxies in accordance with the recommendation of an Invesco Ltd adviser based on the comprehensive proxy review and under the Global Invesco Policy. The Global Invesco Policy is overseen by the Invesco Proxy Advisory Committee (“IPAC”), which also orchestrates the review and analysis of the top twenty-five proxy voting matters, measured by overall size of holdings by funds within the Invesco family. The Adviser consults with the IPAC on specific proxy votes and general proxy voting matters as it deems necessary. In addition, as part of the Global Invesco Proxy Voting Process, the IPAC oversees instances when possible conflicts of interest arise among funds. (Please see the global policy for the detailed conflict of interest approach).

In instances where the Global proxy administration team does not receive a recommendation in a timely manner, the proxy administration team will automatically vote such ballots in accordance with the Invesco’s custom guidelines established on Invesco’s global proxy voting policy and US guidelines.

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2. Non-Overlapping Securities

In instances where securities are held only by a Fund, and not also by an Invesco Ltd active equity entity fund, the Adviser will instruct the proxy administration team to vote proxies in accordance with said Invesco custom guidelines implemented by ISS, Invesco’s vote execution agent.

Under this Policy, the Adviser retains the power to vote contrary to the recommendation of the Invesco Voting Process (for Overlapping Securities) or Invesco’s custom guidelines for Non-Overlapping Securities) at its discretion, so long as the reasons for doing so are well documented.

Proxy Constraints

The adviser will approach proxy constraints according to the Invesco Global statement on corporate governance and proxy voting.

Special Policy

Certain Funds pursue their investment objectives by investing in other registered investment companies pursuant to an exemptive order granted by the Securities and Exchange Commission. The relief granted by that order is conditioned upon complying with a number of undertakings, some of which require a Fund to vote its shares in an acquired investment company in the same proportion as other holders of the acquired fund’s shares. In instances in which a Fund is required to vote in this manner to rely on the exemptive order, the Adviser will vote shares of these acquired investment companies in compliance with the voting mechanism required by the order.

Resolving Potential Conflicts of Interest

Voting of Proxies Related to Invesco Ltd.

The adviser will approach conflicts of interest in accordance with Invesco’s Global policy statement on corporate governance and proxy voting.)

Approved June 24, 2014

Amended: March 7, 2017

Effective: March 7, 2017

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Exhibit A to Appendix A

Invesco’s Policy Statement on Global Corporate Governance and Proxy Voting

I. Guiding Principles and Philosophy

Public companies hold shareholder meetings, attended by the company’s executives, directors, and shareholders, during which important issues, such as appointments to the company’s board of directors, executive compensation, and auditors, are addressed and where applicable, voted on. Proxy voting gives shareholders the opportunity to vote on issues that impact the company’s operations and policies without being present at the meetings.

Invesco views proxy voting as an integral part of its investment management responsibilities and believes that the right to vote proxies should be managed with the same high standards of care and fiduciary duty to its clients as all other elements of the investment process. Invesco’s proxy voting philosophy, governance structure and process are designed to ensure that proxy votes are cast in accordance with clients’ best interests, which Invesco interprets to mean clients’ best economic interests, this Policy and the operating guidelines and procedures of Invesco’s regional investment centers.

Invesco investment teams vote proxies on behalf of Invesco-sponsored funds and non-fund advisory clients that have explicitly granted Invesco authority in writing to vote proxies on their behalf.

The proxy voting process at Invesco, which is driven by investment professionals, focuses on maximizing long-term value for our clients, protecting clients’ rights and promoting governance structures and practices that reinforce the accountability of corporate management and boards of directors to shareholders. Invesco takes a nuanced approach to voting and, therefore, many matters to be voted upon are reviewed on a case by case basis.

Votes in favor of board or management proposals should not be interpreted as an indication of insufficient consideration by Invesco fund managers. Such votes may reflect the outcome of past or ongoing engagement and active ownership by Invesco with representatives of the companies in which we invest.

II. Applicability of this Policy

This Policy sets forth the framework of Invesco’s corporate governance approach, broad philosophy and guiding principles that inform the proxy voting practices of Invesco’s investment teams around the world. Given the different nature of these teams and their respective investment processes, as well as the significant differences in regulatory regimes and market practices across jurisdictions, not all aspects of this Policy may apply to all Invesco investment teams at all times. In the case of a conflict between this Policy and the operating guidelines and procedures of a regional investment center the latter will control.

III. Proxy Voting for Certain Fixed Income, Money Market Accounts and Index

For proxies held by certain client accounts managed in accordance with fixed income, money market and index strategies (including exchange traded funds), Invesco will typically vote in line with the majority holder of the active-equity shares held by Invesco outside of those strategies (“Majority Voting”). In this manner Invesco seeks to leverage the active-equity expertise and comprehensive proxy voting reviews conducted by teams employing active-equity strategies, which typically incorporate analysis of proxy issues as a core component of the investment process. Portfolio managers for accounts employing Majority Voting still retain full discretion to override Majority Voting and to vote the shares as they determine to be in the best interest of those accounts, absent certain types of conflicts of interest, which are discussed elsewhere in this Policy.

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IV. Conflicts of Interest

There may be occasions where voting proxies may present a real or perceived conflict of interest between Invesco, as investment manager, and one or more of Invesco’s clients or vendors. Under Invesco’s Code of Conduct, Invesco entities and individuals are strictly prohibited from putting personal benefit, whether tangible or intangible, before the interests of clients. “Personal benefit” includes any intended benefit for Invesco, oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for the relevant Invesco client.

Firm-level Conflicts of Interest

A conflict of interest may exist if Invesco has a material business relationship with, or is actively soliciting business from, either the company soliciting a proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote (e.g., issuers that are distributors of Invesco’s products, or issuers that employ Invesco to manage portions of their retirement plans or treasury accounts). Invesco’s proxy governance team maintains a list of all such issuers for which a conflict of interest exists.

If the proposal that gives rise to the potential conflict is specifically addressed by this Policy or the operating guidelines and procedures of the relevant regional investment center, Invesco generally will vote the proxy in accordance therewith. Otherwise, based on a majority vote of its members, the Global IPAC (as described below) will vote the proxy.

Because this Policy and the operating guidelines and procedures of each regional investment center are pre-determined and crafted to be in the best economic interest of clients, applying them to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard, persons from Invesco’s marketing, distribution and other customer-facing functions may not serve on the Global IPAC. For the avoidance of doubt, Invesco may not consider Invesco Ltd.’s pecuniary interest when voting proxies on behalf of clients.

Personal Conflicts of Interest

A conflict also may exist where an Invesco employee has a known personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships.

All Invesco personnel with proxy voting responsibilities are required to report any known personal conflicts of interest regarding proxy issues with which they are involved. In such instances, the individual(s) with the conflict will be excluded from the decision-making process relating to such issues.

Other Conflicts of Interest

In order to avoid any appearance of a conflict of interest, Invesco will not vote proxies issued by, or related to matters involving, Invesco Ltd. that may be held in client accounts from time to time.11 Shares of an Invesco-sponsored fund held by other Invesco funds will be voted in the same proportion as the votes of external shareholders of the underlying fund.

V. Use of Third-Party Proxy Advisory Services

Invesco may supplement its internal research with information from third-parties, such as proxy advisory firms. However, Invesco generally retains full and independent discretion with respect to proxy voting decisions.

As part of its fiduciary obligation to clients, Invesco performs extensive initial and ongoing due diligence on the proxy advisory firms it engages. This includes reviews of information regarding the capabilities of their research staffs and internal controls, policies and procedures, including those relating to possible conflicts of interest. In addition, Invesco regularly monitors and communicates with these firms and monitors their compliance with Invesco’s performance and policy standards.

Generally speaking, Invesco does not invest for its clients in the shares of Invesco Ltd., however, limited exceptions apply in the case of funds or accounts designed to track an index that includes Invesco Ltd. as a component.

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VI. Global Proxy Voting Platform and Administration

Guided by its philosophy that investment teams should manage proxy voting, Invesco has created the Global Invesco Proxy Advisory Committee (“Global IPAC”). The Global IPAC is a global investments-driven committee comprised of representatives from various investment management teams and Invesco’s Global Head of Proxy Governance and Responsible Investment (“Head of Proxy Governance”). The Global IPAC provides a forum for investment teams to monitor, understand and discuss key proxy issues and voting trends within the Invesco complex. Absent a conflict of interest, the Global IPAC representatives, in consultation with the respective investment team, are responsible for voting proxies for the securities the team manages (unless such responsibility is explicitly delegated to the portfolio managers of the securities in question) In addition to the Global IPAC, for some clients, third parties (e.g., U.S. mutual fund boards) provide oversight of the proxy process. The Global IPAC and Invesco’s proxy administration and governance team, compliance and legal teams regularly communicate and review this Policy and the operating guidelines and procedures of each regional investment center to ensure that they remain consistent with clients’ best interests, regulatory requirements, governance trends and industry best practices.

Invesco maintains a proprietary global proxy administration platform, known as the “fund manager portal” and supported by the Head of Proxy Governance and a dedicated team of internal proxy specialists. The platform streamlines the proxy voting and ballot reconciliation processes, as well as related functions, such as share blocking and managing conflicts of interest issuers. Managing these processes internally, as opposed to relying on third parties, gives Invesco greater quality control, oversight and independence in the proxy administration process.

The platform also includes advanced global reporting and record-keeping capabilities regarding proxy matters that enable Invesco to satisfy client, regulatory and management requirements. Historical proxy voting information, including commentary by investment professionals regarding the votes they cast, where applicable, is stored to build institutional knowledge across the Invesco complex with respect to individual companies and proxy issues. Certain investment teams also use the platform to access third-party proxy research.

VII. Non-Votes

In the great majority of instances, Invesco is able to vote proxies successfully. However, in certain circumstances Invesco may refrain from voting where the economic or other opportunity costs of voting exceeds any anticipated benefits of that proxy proposal. In addition, there may be instances in which Invesco is unable to vote all of its clients’ proxies despite using commercially reasonable efforts to do so. For example:

•	Invesco may not receive proxy materials from the relevant fund or client custodian with sufficient time and information to make an informed independent voting decision. In such cases, Invesco may choose not to vote, to abstain from voting, to vote in line with management or to vote in accordance with proxy Adviser recommendations. These matters are left to the discretion of the fund manager.

•	If the security in question is on loan as part of a securities lending program, Invesco may determine that the benefit to the client of voting a particular proxy is outweighed by the revenue that would be lost by terminating the loan and recalling the securities.

•	In some countries the exercise of voting rights imposes temporary transfer restrictions on the related securities (“share blocking”). Invesco generally refrains from voting proxies in share-blocking countries unless Invesco determines that the benefit to the client(s) of voting a specific proxy outweighs the client’s temporary inability to sell the security.

•	Some companies require a representative to attend meetings in person in order to vote a proxy. In such cases, Invesco may determine that the costs of sending a representative or signing a power-of-attorney outweigh the benefit of voting a particular proxy.

VIII. Proxy Voting Guidelines

The following guidelines describe Invesco’s general positions on various common proxy voting issues. This list is not intended to be exhaustive or prescriptive. As noted above, Invesco’s proxy process is investor-driven, and each fund manager retains ultimate discretion to vote proxies in the manner they deem most appropriate, consistent with Invesco’s proxy voting principles and philosophy discussed in Sections I through IV. Individual proxy votes therefore will differ from these guidelines from time to time.

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A. Shareholder Access and Treatment of Shareholder Proposals

Invesco reviews on a case by case basis but generally votes in favor of proposals that would increase shareholders’ opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action, and proposals to promote the adoption of generally accepted best practices in corporate governance, provided that such proposals would not require a disproportionate amount of management attention or corporate resources or otherwise that may inappropriately disrupt the company’s business and main purpose, usually set out in their reporting disclosures and business model. Likewise, Invesco reviews on a case by case basis but generally votes for shareholder proposals that are designed to protect shareholder rights if a company’s corporate governance standards indicate that such additional protections are warranted (for example, where minority shareholders’ rights are not adequately protected).

B. Environmental, Social and Corporate Responsibility Issues

Invesco believes that a company’s long-term response to environmental, social and corporate responsibility issues can significantly affect its long-term shareholder value. We recognize that to manage a corporation effectively, directors and management may consider not only the interests of shareholders, but also the interests of employees, customers, suppliers, creditors and the local community, among others. While Invesco generally affords management discretion with respect to the operation of a company’s business, Invesco will evaluate such proposals on a case by case basis and will vote proposals relating to these issues in a manner intended to maximize long-term shareholder value.

C. Capitalization Structure Issues

i. Stock Issuances

Invesco generally supports a board’s decisions about the need for additional capital stock to meet ongoing corporate needs, except where the request could adversely affect Invesco clients’ ownership stakes or voting rights. Some capitalization proposals, such as those to authorize common or preferred stock with special voting rights or to issue additional stock in connection with an acquisition, may require additional analysis. Invesco generally opposes proposals to authorize classes of preferred stock with unspecified voting, conversion, dividend or other rights (“blank check” stock) when they appear to be intended as an anti-takeover mechanism; such issuances may be supported when used for general financing purposes.

ii. Stock Splits

Invesco generally supports a board’s proposal to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given the company’s industry and performance in terms of shareholder returns.

iii. Share Repurchases

Invesco generally supports a board’s proposal to institute open-market share repurchase plans only if all shareholders participate on an equal basis.

D. Corporate Governance Issues

i. Board of Directors

1. Director Nominees in Uncontested Elections

Subject to the other considerations described below, in an uncontested director election for a company without a controlling shareholder, Invesco generally votes in favor of the director slate if it is comprised of at least a majority of independent directors and if the board’s key committees are fully independent, effective and balanced. Key committees include the audit, compensation/remuneration and governance/nominating committees. Invesco’s standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.

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2. Director Nominees in Contested Elections

Invesco recognizes that short-term investment sentiments influence the corporate governance landscape and may influence companies in Invesco clients’ portfolios and more broadly across the market. Invesco recognizes that short-term investment sentiment may conflict with long-term value creation and as such looks at each proxy contest matter on a case by case basis, considering factors such as:

•	Long-term financial performance of the company relative to its industry,

•	Management’s track record,

•	Background to the proxy contest,

•	Qualifications of director nominees (both slates),

•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and

•	Stock ownership positions in the company.

3. Director Accountability

Invesco generally withholds votes from directors who exhibit a lack of accountability to shareholders. Examples include, without limitation, poor attendance (less than 75%, absent extenuating circumstances) at meetings, failing to implement shareholder proposals that have received a majority of votes and/or by adopting or approving egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan (“poison pills”) without shareholder approval, or other areas of poor performance, Invesco may withhold votes from some or all of a company’s directors. In situations where directors’ performance is a concern, Invesco may also support shareholder proposals to take corrective actions such as so-called “clawback” provisions.

4. Director Independence

Invesco generally supports proposals to require a majority of directors to be independent unless particular circumstances make this not feasible or in the best interests of shareholders. We generally vote for proposals that would require the board’s audit, compensation/remuneration, and/or governance/nominating committees to be composed exclusively of independent directors since this minimizes the potential for conflicts of interest.

5. Director Indemnification

Invesco recognizes that individuals may be reluctant to serve as corporate directors if they are personally liable for all related lawsuits and legal costs. As a result, reasonable limitations on directors’ liability can benefit a company and its shareholders by helping to attract and retain qualified directors while preserving recourse for shareholders in the event of misconduct by directors. Invesco, therefore, generally supports proposals to limit directors’ liability and provide indemnification and/or exculpation, provided that the arrangements are limited to the director acting honestly and in good faith with a view to the best interests of the company and, in criminal matters, are limited to the director having reasonable grounds for believing the conduct was lawful.

6. Separate Chairperson and CEO

Invesco evaluates these proposals on a case by case basis, recognizing that good governance requires either an independent chair or a qualified, proactive, and lead independent director.

Voting decisions may take into account, among other factors, the presence or absence of:

•	a designated lead director, appointed from the ranks of the independent board members, with an established term of office and clearly delineated powers and duties;

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•	a majority of independent directors;

•	completely independent key committees;

•	committee chairpersons nominated by the independent directors;

•	CEO performance reviewed annually by a committee of independent directors; and

•	established governance guidelines.

7. Majority/Supermajority/Cumulative Voting for Directors

The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco generally votes in favor of proposals to elect directors by a majority vote. Except in cases where required by law in the jurisdiction of incorporation or when a company has adopted formal governance principles that present a meaningful alternative to the majority voting standard, Invesco generally votes against actions that would impose any supermajority voting requirement, and generally supports actions to dismantle existing supermajority requirements.

The practice of cumulative voting can enable minority shareholders to have representation on a company’s board. Invesco generally opposes such proposals as unnecessary where the company has adopted a majority voting standard. However, Invesco generally supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

8. Staggered Boards/Annual Election of Directors

Invesco generally supports proposals to elect each director annually rather than electing directors to staggered multi-year terms because annual elections increase a board’s level of accountability to its shareholders.

9. Board Size

Invesco believes that the number of directors is an important factor to consider when evaluating the board’s ability to maximize long-term shareholder value. Invesco approaches proxies relating to board size on a case by case basis but generally will defer to the board with respect to determining the optimal number of board members, provided that the proposed board size is sufficiently large to represent shareholder interests and sufficiently limited to remain effective.

10. Term Limits for Directors

Invesco believes it is important for a board of directors to examine its membership regularly with a view to ensuring that the company continues to benefit from a diversity of director viewpoints and experience. We generally believe that an individual board’s nominating committee is best positioned to determine whether director term limits would be an appropriate measure to help achieve these goals and, if so, the nature of such limits.

ii. Audit Committees and Auditors

1. Qualifications of Audit Committee and Auditors

Invesco believes a company’s Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company’s internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company’s Audit Committee, or when ratifying a company’s auditors, Invesco considers the past performance of the Audit Committee and holds its members accountable for the quality of the company’s financial statements and reports.

2. Auditor Indemnifications

A company’s independent auditors play a critical role in ensuring and attesting to the integrity of the company’s financial statements. It is therefore essential that they perform their work in accordance with the highest standards. Invesco generally opposes proposals that would limit the liability of or indemnify auditors because doing so could serve to undermine this obligation.

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3. Adequate Disclosure of Auditor Fees

Understanding the fees earned by the auditors is important for assessing auditor independence. Invesco’s support for the re-appointment of the auditors will take into consideration the availability of adequate disclosure concerning the amount and nature of audit versus non-audit fees. Invesco generally will support proposals that call for this disclosure if it is not already being made.

E. Remuneration and Incentives

Invesco believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce management and employees of portfolio companies to create greater shareholder wealth. Invesco generally supports equity compensation plans that promote the proper alignment of incentives with shareholders’ long-term interests, and generally votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of the client’s investment.

i. Independent Compensation/Remuneration Committee

Invesco believes that an independent, experienced and well-informed compensation/remuneration committee is critical to ensuring that a company’s remuneration practices align with shareholders’ interests and, therefore, generally supports proposals calling for a compensation/remuneration committee to be comprised solely of independent directors.

ii. Advisory Votes on Executive Compensation

Invesco believes that an independent compensation/remuneration committee of the board, with input from management, is generally best positioned to determine the appropriate components and levels of executive compensation, as well as the appropriate frequency of related shareholder advisory votes. This is particularly the case where shareholders have the ability to express their views on remuneration matters through annual votes for or against the election of the individual directors who comprise the compensation/remuneration committee. Invesco, therefore, generally will support management’s recommendations with regard to the components and levels of executive compensation and the frequency of shareholder advisory votes on executive compensation. However, Invesco will vote against such recommendations where Invesco determines that a company’s executive remuneration policies are not properly aligned with shareholder interests or may create inappropriate incentives for management.

iii. Equity Based Compensation Plans

Invesco generally votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include, without limitation, the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock’s current market price, or the ability to replenish shares automatically without shareholder approval.

iv. Severance Arrangements

Invesco considers proposed severance arrangements (sometimes known as “golden parachute” arrangements) on a case-by-case basis due to the wide variety among their terms. Invesco acknowledges that in some cases such arrangements, if reasonable, may be in shareholders’ best interests as a method of attracting and retaining high quality executive talent. Invesco generally votes in favor of proposals requiring advisory shareholder ratification of senior executives’ severance agreements while generally opposing proposals that require such agreements to be ratified by shareholders in advance of their adoption.

58

v. “Claw Back” Provisions

Invesco generally supports so called “claw back” policies intended to recoup remuneration paid to senior executives based upon materially inaccurate financial reporting (as evidenced by later restatements) or fraudulent accounting or business practices.

vi. Employee Stock Purchase Plans

Invesco generally supports employee stock purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock represents a reasonable discount from the market price.

F. Anti-Takeover Defenses; Reincorporation

Measures designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they have the potential to create conflicts of interests among directors, management and shareholders. Such measures include adopting or renewing shareholder rights plans (“poison pills”), requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. In determining whether to support a proposal to add, eliminate or restrict anti-takeover measures, Invesco will examine the particular elements of the proposal to assess the degree to which it would adversely affect shareholder rights of adopted. Invesco generally supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote. Invesco generally opposes payments by companies to minority shareholders intended to dissuade such shareholders from pursuing a takeover or other changes (sometimes known as “greenmail”) because these payments result in preferential treatment of some shareholders over others.

Reincorporation involves re-establishing the company in a different legal jurisdiction. Invesco generally will vote for proposals to reincorporate a company provided that the board and management have demonstrated sound financial or business reasons for the move. Invesco generally will oppose proposals to reincorporate if they are solely part of an anti-takeover defense or intended to limit directors’ liability.

59

Subject to Completion – dated [                    ]

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Prospectus                                                                                                                                                                                    [            ]

PowerShares Exchange-Traded Fund Trust

[ticker]	PowerShares S&P 100® Equal Weight Portfolio	NYSE Arca, Inc.
[ticker]	PowerShares S&P 500® Equal Weight Portfolio	NYSE Arca, Inc.
[ticker]	PowerShares S&P 500® Equal Weight Consumer Discretionary Portfolio	NYSE Arca, Inc.
[ticker]	PowerShares S&P 500® Equal Weight Consumer Staples Portfolio	NYSE Arca, Inc.
[ticker]	PowerShares S&P 500® Equal Weight Energy Portfolio	NYSE Arca, Inc.
[ticker]	PowerShares S&P 500® Equal Weight Financials Portfolio	NYSE Arca, Inc.
[ticker]	PowerShares S&P 500® Equal Weight Health Care Portfolio	NYSE Arca, Inc.
[ticker]	PowerShares S&P 500® Equal Weight Industrials Portfolio	NYSE Arca, Inc.
[ticker]	PowerShares S&P 500® Equal Weight Materials Portfolio	NYSE Arca, Inc.
[ticker]	PowerShares S&P 500® Equal Weight Real Estate Portfolio	NYSE Arca, Inc.
[ticker]	PowerShares S&P 500® Equal Weight Technology Portfolio	NYSE Arca, Inc.
[ticker]	PowerShares S&P 500® Equal Weight Utilities Portfolio	NYSE Arca, Inc.
[ticker]	PowerShares S&P 500® Pure Growth Portfolio	NYSE Arca, Inc.
[ticker]	PowerShares S&P 500® Pure Value Portfolio	NYSE Arca, Inc.
[ticker]	PowerShares S&P 500® Top 50 Portfolio	NYSE Arca, Inc.
[ticker]	PowerShares S&P MidCap 400® Equal Weight Portfolio	NYSE Arca, Inc.
[ticker]	PowerShares S&P MidCap 400® Pure Growth Portfolio	NYSE Arca, Inc.
[ticker]	PowerShares S&P MidCap 400® Pure Value Portfolio	NYSE Arca, Inc.
[ticker]	PowerShares S&P SmallCap 600® Equal Weight Portfolio	NYSE Arca, Inc.
[ticker]	PowerShares S&P SmallCap 600® Pure Growth Portfolio	NYSE Arca, Inc.
[ticker]	PowerShares S&P SmallCap 600® Pure Value Portfolio	NYSE Arca, Inc.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[ticker]	PowerShares S&P 100® Equal Weight Portfolio

Summary Information

Investment Objective

The investment objective of the PowerShares S&P 100® Equal Weight Portfolio (the “Fund”) is to replicate as closely as possible, before fees and expenses, the daily performance of the S&P 100® Equal Weight Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.40	%]
Other Expenses(1)	[0.00	%]
Total Annual Fund Operating Expenses	[0.40	%]

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$41]	[$129]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal weighted version of the S&P 100® Index, which is an unmanaged capitalization weighted index comprised of a subset of 100 companies of the S&P 500® Index selected by Standard & Poor’s Financial Services, LLC (“S&P”) and representing major blue chip companies across multiple industry groups. Unlike the S&P 100® Index, in which each constituent stock’s weight is proportionate to its market value, each stock in the Underlying Index will be rebalanced quarterly to have the same target weighting as every other stock in the Underlying Index. The equal weighting provides broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart. [As of December 31, 2016, the Underlying Index included companies with a capitalization range of $27.1 billion to $608.7 billion.]

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. Invesco PowerShares Capital Management LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Adviser monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Adviser rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. [As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the Consumer Discretionary Sector, Consumer Staples Sector, Financials Sector, Health Care Sector, Industrials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and S&P.] The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund’s performance to be less than you expect.

Equity Risk. The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Trading Risks. An unanticipated closing of the Exchange or one or more markets on which either the Fund’s shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund’s shares may not reflect these market values. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

Market Risk. The market value of the securities and derivatives (if any) held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk. The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Sector Risk. The Fund is subject to the following Sector Risks:

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and is also affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Consumer Staples Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Staples Sector. The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as consumer super centers. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples Sector. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and is also affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.

Financials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes Financial Exchanges and Data and Mortgage REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard]	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
[Michael Jeanette]	Senior Portfolio Manager of the Adviser	Since Inception
[Jonathan Nixon]	Portfolio Manager of the Adviser	Since Inception
[Tony Seisser]	Portfolio Manager of the Adviser	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

[ticker]	PowerShares S&P 500® Equal Weight Portfolio

Summary Information

Investment Objective

The investment objective of the PowerShares S&P 500® Equal Weight Portfolio (the “Fund”) is to replicate as closely as possible, before fees and expenses, the daily performance of the S&P 500® Equal Weight Index Total Return (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.20	%]
Other Expenses(1)	[0.00	%]
Total Annual Fund Operating Expenses	[0.20	%]

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$20]	[$64]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal weighted version of the S&P 500® Index, which is an unmanaged capitalization weighted index comprised of 500 common stocks chosen by Standard & Poor’s Financial Services, LLC (“S&P”) on a statistical basis. Unlike the S&P 500® Index, in which each constituent stock’s weight is proportionate to its market value, each stock in the Underlying Index will be rebalanced quarterly and at other intervals to have the same target weighting as every other stock in the Underlying Index. The equal weighting provides broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart. [As of December 31, 2016, the Underlying Index included companies with a capitalization range of $2.8 billion to $608.7 billion.]

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. Invesco PowerShares Capital Management LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Adviser monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Adviser rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. [As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the Consumer Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and S&P.] The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund’s performance to be less than you expect.

Equity Risk. The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Trading Risks. An unanticipated closing of the Exchange or one or more markets on which either the Fund’s shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund’s shares may not reflect these market values. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

Market Risk. The market value of the securities and derivatives (if any) held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk. The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Sector Risk. The Fund is subject to the following Sector Risks:

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and is also affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Financials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes Financial Exchanges and Data and Mortgage REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard]	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
[Michael Jeanette]	Senior Portfolio Manager of the Adviser	Since Inception
[Jonathan Nixon]	Portfolio Manager of the Adviser	Since Inception
[Tony Seisser]	Portfolio Manager of the Adviser	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

[ticker]	PowerShares S&P 500® Equal Weight Consumer Discretionary Portfolio

Summary Information

Investment Objective

The investment objective of the PowerShares S&P 500® Equal Weight Consumer Discretionary Portfolio (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Equal Weight Index Consumer Discretionary Total Return (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.40	%]
Other Expenses(1)	[0.00	%]
Total Annual Fund Operating Expenses	[0.40	%]

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$41]	[$129]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal weighted version of the S&P 500® Consumer Discretionary Index that consists of common stocks of companies that comprise the Consumer Discretionary Sector of the S&P 500® Index. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. [As of December 31, 2016, the Underlying Index included companies with a capitalization range of $3.3 billion to $357.7 billion.] In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. Invesco PowerShares Capital Management LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Adviser monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Adviser rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. [As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the Consumer Discretionary Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC. Also, as of the date of this Prospectus, the Underlying Index components and thus the Fund’s assets, are concentrated in the Consumer Durables and Apparel Industry Group and the Retailing Industry Group, separate industry groups comprising the Consumer Discretionary Sector.] The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund’s performance to be less than you expect.

Equity Risk. The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Trading Risks. An unanticipated closing of the Exchange or one or more markets on which either the Fund’s shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund’s shares may not reflect these market values. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Industry Concentration Risk. The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. [As of the date of this Prospectus, the Underlying Index components and thus the Fund’s assets, are concentrated in the following industry groups:

Consumer Durables and Apparel Industry Group. As a result of the Fund’s concentration in the Consumer Durables and Apparel Industry Group, the Fund will be more susceptible to the risks associated with that industry group than a fund that does not concentrate its investments. The prices of securities of companies in the Consumer Durables and Apparel Industry Group may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The Consumer Durables and Apparel Industry Group is highly competitive, and a company’s success is often tied to its ability to anticipate and react to changing consumer tastes, preferences and demographics. The success of a company in the Consumer Durables Industry Group may also be affected by marketing and advertising campaigns and dependence on third-party suppliers and distribution systems. Legislative or regulatory changes and increased government supervision may also affect companies in the Consumer Durables and Apparel Industry Group. The Consumer Durables and Apparel Industry Group is a separate industry group comprising the Consumer Discretionary Sector.

Retailing Industry Group. As a result of the Fund’s concentration in the Retailing Industry Group, the Fund will be more susceptible to the risks associated with that industry group than a fund that does not concentrate its investments. The Retailing Industry Group is highly competitive and relies heavily on consumer spending for success. The prices of securities of companies in the Retail Industry Group may fluctuate widely due to general economic conditions, consumer spending and the availability of disposable income, changing consumer tastes and preferences and consumer demographics. In addition, many companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results. Legislative or regulatory changes and increased government supervision may also affect companies in the Retailing Industry Group. The Retailing Industry Group is a separate industry group comprising the Consumer Discretionary Sector.]

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

Market Risk. The market value of the securities and derivatives (if any) held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk. The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Sector Risk. The Fund is subject to the following Sector Risk:

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and is also affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard]	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
[Michael Jeanette]	Senior Portfolio Manager of the Adviser	Since Inception
[Jonathan Nixon]	Portfolio Manager of the Adviser	Since Inception
[Tony Seisser]	Portfolio Manager of the Adviser	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

[ticker]	PowerShares S&P 500® Equal Weight Consumer Staples Portfolio

Summary Information

Investment Objective

The investment objective of the PowerShares S&P 500® Equal Weight Consumer Staples Portfolio (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Equal Weight Index Consumer Staples Total Return (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.40	%]
Other Expenses(1)	[0.00	%]
Total Annual Fund Operating Expenses	[0.40	%]

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$41]	[$129]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal weighted version of the S&P 500® Consumer Staples Index that consists of common stocks of companies that comprise the Consumer Staples Sector of the S&P 500® Index, including manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as consumer super centers. [As of December 31, 2016, the Underlying Index included companies with a capitalization range of $6.2 billion to $214.9 billion.] In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. Invesco PowerShares Capital Management LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Adviser monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Adviser rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. [As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the Consumer Staples Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC. Also as of the date of this Prospectus, the Underlying Index components and thus the Fund’s assets, are concentrated in the Food, Beverage and Tobacco Industry Group, a separate industry group comprising the Consumer Staples Sector.] The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund’s performance to be less than you expect.

Equity Risk. The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Trading Risks. An unanticipated closing of the Exchange or one or more markets on which either the Fund’s shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund’s shares may not reflect these market values. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Industry Concentration Risk. The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. [As of the date of this Prospectus, the Underlying Index components and thus the Fund’s assets, are concentrated in the following industry group:

Food, Beverage and Tobacco Industry Group. As a result of the Fund’s concentration in the Food, Beverage and Tobacco Industry Group, the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments. The Food, Beverage and Tobacco Industry Group is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, fads, marketing campaigns, environmental factors, consumer preferences, nutritional and health concerns, federal, state and local food inspection and processing controls, consumer product liability claims, possible product tampering and the availability and expense of liability insurance. Legislative or regulatory changes and increased government supervision may also affect companies in the Food, Beverage and Tobacco Industry Group. The Food, Beverage and Tobacco Industry Group is a separate industry group comprising the Consumer Staples Sector.]

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

Market Risk. The market value of the securities and derivatives (if any) held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk. The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Sector Risk. The Fund is subject to the following Sector Risk:

Consumer Staples Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Staples Sector. The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as consumer super centers. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples Sector. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and is also affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard]	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
[Michael Jeanette]	Senior Portfolio Manager of the Adviser	Since Inception
[Jonathan Nixon]	Portfolio Manager of the Adviser	Since Inception
[Tony Seisser]	Portfolio Manager of the Adviser	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

[ticker]	PowerShares S&P 500® Equal Weight Energy Portfolio

Summary Information

Investment Objective

The investment objective of the PowerShares S&P 500® Equal Weight Energy Portfolio (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Equal Weight Index Energy Total Return (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.40	%]
Other Expenses(1)	[0.00	%]
Total Annual Fund Operating Expenses	[0.40	%]

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$41]	[$129]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal weighted version of the S&P 500® Energy Index that consists of common stocks of companies that comprise the Energy Sector of the S&P 500® Index, including companies operating in the exploration and production, refining and marketing, and storage and transportation of oil and gas and coal and consumable fuels. It also includes companies that offer oil and gas equipment and services. [As of December 31, 2016, the Underlying Index included companies with a capitalization range of $5.3 billion to

$374.4 billion.] In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. Invesco PowerShares Capital Management LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Adviser monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Adviser rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. [As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the Energy Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC. Also as of the date of this Prospectus, the Underlying Index components and thus the Fund’s assets, are concentrated in the Oil, Gas & Consumable Fuels Industry, a separate industry comprising the Energy Sector.] The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund’s performance to be less than you expect.

Equity Risk. The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Trading Risks. An unanticipated closing of the Exchange or one or more markets on which either the Fund’s shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund’s shares may not reflect these market values. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Industry Concentration Risk. The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. [As of the date of this Prospectus, the Underlying Index components and thus the Fund’s assets, are concentrated in the following industry:

Oil, Gas & Consumable Fuels Industry. As a result of the Fund’s concentration in the Oil, Gas & Consumable Fuels Industry, the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments. The prices of the securities of companies in the Oil, Gas & Consumable Fuels Industry may fluctuate widely due to supply and demand for a specific product or service, the price of oil and gas, exploration and production spending, world events, and economic conditions. Natural disasters and changes in exchange rates and interest rates may also affect companies in the Oil, Gas & Consumable Fuels Industry. In addition, the policies of the Organization of Petroleum Exporting Countries (“OPEC”), changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, and the economies of the key energy consuming countries may also affect the prices of the securities in the Oil, Gas & Consumable Fuels Industry. Legislative or regulatory changes and increased government supervision may also affect companies in the Oil, Gas & Consumable Fuels Industry. The Oil, Gas & Consumable Fuels Industry is a separate industry comprising the Energy Sector.]

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

Market Risk. The market value of the securities and derivatives (if any) held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk. The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Sector Risk. The Fund is subject to the following Sector Risk:

Energy Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Energy Sector. The Energy Sector includes companies operating in the exploration & production, refining & marketing, and storage & transportation of oil & gas and coal & consumable fuels. It also includes companies that offer oil & gas equipment and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Energy Sector. The performance of companies operating in the Energy Sector is closely tied to the price and supply of energy fuels and international political events.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard]	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
[Michael Jeanette]	Senior Portfolio Manager of the Adviser	Since Inception
[Jonathan Nixon]	Portfolio Manager of the Adviser	Since Inception
[Tony Seisser]	Portfolio Manager of the Adviser	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

[ticker]	PowerShares S&P 500® Equal Weight Financials Portfolio

Summary Information

Investment Objective

The investment objective of the PowerShares S&P 500® Equal Weight Financials Portfolio (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Equal Weight Index Financials Total Return (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.40	%]
Other Expenses(1)	[0.00	%]
Total Annual Fund Operating Expenses	[0.40	%]

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$41]	[$129]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal weighted version of the S&P 500® Financials Index that consists of common stocks of companies that comprise the Financials Sector of the S&P 500® Index, including companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes Financial Exchanges and Data and Mortgage REITs. [As of December 31, 2016, the Underlying Index included companies with a capitalization range of $4.8 billion to $401.9 billion.] In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. Invesco PowerShares Capital Management LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Adviser monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Adviser rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. [As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the Financials Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC. Also, as of the date of this Prospectus, the Underlying Index components and thus the Fund’s assets, are concentrated in the Banks Industry Group, the Diversified Financials Industry Group, and the Insurance Industry Group, separate industry groups comprising the Financials Sector.] The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund’s performance to be less than you expect.

Equity Risk. The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Trading Risks. An unanticipated closing of the Exchange or one or more markets on which either the Fund’s shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund’s shares may not reflect these market values. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Industry Concentration Risk. The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. [As of the date of this Prospectus, the Underlying Index components and thus the Fund’s assets, are concentrated in the following industry groups:

Banks Industry Group. As a result of the Fund’s concentration in the Banks Industry Group, the Fund will be more susceptible to the risks associated with that industry group than a fund that does not concentrate its investments. Government regulations may limit both the amounts and types of loans and financial commitments companies in the Banks Industry Group can make, the interest rates and fees they can charge, and the amount of capital they must maintain, all of which may affect profitability. Credit losses resulting from financial difficulties of borrowers also can negatively affect the performance of banking companies. In addition, the prices of the securities of companies in the Banks Industry Group may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded banking companies, and general economic conditions that could create exposure to credit losses. Legislative or regulatory changes and increased government supervision may also affect companies in the Banks Industry Group. The Banks Industry Group is a separate industry group comprising the Financials Sector.

Diversified Financials Industry Group. As a result of the Fund’s concentration in the Diversified Financials Industry Group, the Fund will be more susceptible to the risks associated with that industry group than a fund that does not concentrate its investments. Companies in the Diversified Financials Industry Group may be affected by changing interest rates, credit ratings, and the overall performance of the financial markets, all of which may affect profitability. Credit losses resulting from financial difficulties of borrowers also can negatively affect the performance of companies doing business in the Diversified Financials Industry Group. The Diversified Financials Industry Group is a separate industry group comprising the Financials Sector.

Insurance Industry Group. As a result of the Fund’s concentration in the Insurance Industry Group, the Fund will be more susceptible to the risks associated with that industry group than a fund that does not concentrate its investments. The prices of the securities of companies in the Insurance Industry Group, and the overall profitability of such companies, may fluctuate widely due to a number of factors including interest rate movements, the imposition of premium rate caps, and competition and pressure to compete globally. In addition, certain types of insurance companies may also be affected by weather catastrophes and other disasters and mortality rates. The Insurance Industry Group is a separate industry group comprising the Financials Sector.]

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

Market Risk. The market value of the securities and derivatives (if any) held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk. The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Real Estate Investment Trust (REIT) Risk. REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall real estate and REIT markets, such as declining property values or rising interest rates, could have a negative impact on the real estate market and the value of REITs in general. REITs may be affected by changes in the value of the underlying property owned by the trusts, economic downturns which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

Sector Risk. The Fund is subject to the following Sector Risk:

Financials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes Financial Exchanges and Data and Mortgage REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard]	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
[Michael Jeanette]	Senior Portfolio Manager of the Adviser	Since Inception
[Jonathan Nixon]	Portfolio Manager of the Adviser	Since Inception
[Tony Seisser]	Portfolio Manager of the Adviser	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

[ticker]	PowerShares S&P 500® Equal Weight Health Care Portfolio

Summary Information

Investment Objective

The investment objective of the PowerShares S&P 500® Equal Weight Health Care Portfolio (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Equal Weight Index Health Care Total Return (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.40	%]
Other Expenses(1)	[0.00	%]
Total Annual Fund Operating Expenses	[0.40	%]

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$41]	[$129]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal weighted version of the S&P 500® Health Care Index that consists of common stocks of companies that comprise the Health Care Sector of the S&P 500® Index, including health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. [As of December 31, 2016, the Underlying Index included companies with a capitalization range of $3.5 billion to $313.7 billion.] In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. Invesco PowerShares Capital Management LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Adviser monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Adviser rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. [As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the Health Care Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC. Also as of the date of this Prospectus, the Underlying Index components and thus the Fund’s assets, are concentrated in the Health Care Equipment & Supplies Industry and the Pharmaceuticals Industry, separate industries comprising the Health Care Sector.] The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund’s performance to be less than you expect.

Equity Risk. The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Trading Risks. An unanticipated closing of the Exchange or one or more markets on which either the Fund’s shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund’s shares may not reflect these market values. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Industry Concentration Risk. The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. [As of the date of this Prospectus, the Underlying Index components and thus the Fund’s assets, are concentrated in the following industries:

Health Care Equipment & Supplies Industry. As a result of the Fund’s concentration in the Health Care Equipment & Supplies Industry, the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments. The prices of securities of companies in the Health Care Equipment & Supplies Industry may fluctuate widely due to government regulation and approval of health care products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a health care company’s market value and/or share price. Legislative or regulatory changes and increased government supervision may also affect companies in the Health Care Equipment & Supplies Industry. The Health Care Equipment & Supplies Industry is a separate industry comprising the Health Care Sector.

Pharmaceuticals Industry. As a result of the Fund’s concentration in the Pharmaceuticals Industry, the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments. The prices of the securities of companies in the Pharmaceuticals Industry may fluctuate widely, particularly when products are up for regulatory approval or under regulatory scrutiny. The prices of securities of pharmaceutical companies may also be affected by effects from world events and economic conditions and market, economic and political risks of countries where the companies are located or do business. Legislative or regulatory changes and increased government supervision may also affect companies in the Pharmaceuticals Industry. The Pharmaceuticals Industry is a separate industry comprising the Health Care Sector.]

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

Market Risk. The market value of the securities and derivatives (if any) held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk. The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Sector Risk. The Fund is subject to the following Sector Risk:

Health Care Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard]	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
[Michael Jeanette]	Senior Portfolio Manager of the Adviser	Since Inception
[Jonathan Nixon]	Portfolio Manager of the Adviser	Since Inception
[Tony Seisser]	Portfolio Manager of the Adviser	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

[ticker]	PowerShares S&P 500® Equal Weight Industrials Portfolio

Summary Information

Investment Objective

The investment objective of the PowerShares S&P 500® Equal Weight Industrials Portfolio (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Equal Weight Index Industrials Total Return (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.40	%]
Other Expenses(1)	[0.00	%]
Total Annual Fund Operating Expenses	[0.40	%]

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$41]	[$129]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal weighted version of the S&P 500® Industrials Index that consists of common stocks of companies that comprise the Industrials Sector of the S&P 500® Index, including manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. [As of December 31, 2016, the Underlying Index included companies with a capitalization range of $2.8 billion to $279.5 billion.] In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. Invesco PowerShares Capital Management LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Adviser monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Adviser rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. [As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the Industrials Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC. Also, as of the date of this Prospectus, the Underlying Index components and thus the Fund’s assets, are concentrated in the Capital Goods Industry Group and the Transportation Industry Group, separate industry groups comprising the Industrials Sector.] The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund’s performance to be less than you expect.

Equity Risk. The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Trading Risks. An unanticipated closing of the Exchange or one or more markets on which either the Fund’s shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund’s shares may not reflect these market values. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Industry Concentration Risk. The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. [As of the date of this Prospectus, the Underlying Index components and thus the Fund’s assets, are concentrated in the following industry groups:

Capital Goods Industry Group. As a result of the Fund’s concentration in the Capital Goods Industry Group, the Fund will be more susceptible to the risks associated with that industry group than a fund that does not concentrate its investments. The Capital Goods Industry Group relies heavily on corporate spending and the prices of the securities of companies doing business in the Capital Goods Industry Group may fluctuate widely due to economic cycles and factors affecting manufacturing demands. The Capital Goods Industry Group tends to perform well during times of economic expansion when the demand for capital goods is strong. Conversely, the performance of the Capital Goods Industry Group tends to weaken in economic downturns as a result of low corporate profitability and spending and overall lesser demand for products. Legislative or regulatory changes and increased government supervision may also affect companies in the Capital Goods Industry Group. The Capital Goods Industry Group is a separate industry group comprising the Industrials Sector.

Transportation Industry Group. As a result of the Fund’s concentration in the Transportation Industry Group, the Fund will be more susceptible to the risks associated with that industry group than a fund that does not concentrate its investments. The prices of the securities of companies in the Transportation Industry Group may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures. Legislative or regulatory changes and increased government supervision may also affect companies in the Transportation Industry Group. The Transportation Industry Group is a separate industry group comprising the Industrials Sector.]

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

Market Risk. The market value of the securities and derivatives (if any) held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk. The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Sector Risk. The Fund is subject to the following Sector Risk:

Industrials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard]	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
[Michael Jeanette]	Senior Portfolio Manager of the Adviser	Since Inception
[Jonathan Nixon]	Portfolio Manager of the Adviser	Since Inception
[Tony Seisser]	Portfolio Manager of the Adviser	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

[ticker]	PowerShares S&P 500® Equal Weight Materials Portfolio

Summary Information

Investment Objective

The investment objective of the PowerShares S&P 500® Equal Weight Materials Portfolio (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Equal Weight Index Materials Total Return (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.40	%]
Other Expenses(1)	[0.00	%]
Total Annual Fund Operating Expenses	[0.40	%]

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$41]	[$129]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal weighted version of the S&P 500® Materials Index that consists of common stocks of companies that comprise the Materials Sector of the S&P 500® Index, including companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel. [As of December 31, 2016, the Underlying Index included companies with a capitalization range of $6.3 billion to $64.2 billion.]

In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. Invesco PowerShares Capital Management LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Adviser monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Adviser rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. [As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the Materials Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC. Also as of the date of this Prospectus, the Underlying Index components and thus the Fund’s assets, are concentrated in the Chemicals Industry, a separate industry comprising the Materials Sector.] The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund’s performance to be less than you expect.

Equity Risk. The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Trading Risks. An unanticipated closing of the Exchange or one or more markets on which either the Fund’s shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund’s shares may not reflect these market values. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Industry Concentration Risk. The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. [As of the date of this Prospectus, the Underlying Index components and thus the Fund’s assets, are concentrated in the following industry:

Chemicals Industry. As a result of the Fund’s concentration in the Chemicals Industry, the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments. The prices of securities of companies in the Chemicals Industry may fluctuate widely due to intense competition, product obsolescence, and raw materials prices. In addition, chemicals companies may be subject to risks associated with the production, handling, and disposal of hazardous chemicals. Legislative or regulatory changes and increased government supervision may also affect companies in the Chemicals Industry. The Chemicals Industry is a separate industry comprising the Materials Sector.]

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

Market Risk. The market value of the securities and derivatives (if any) held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk. The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Sector Risk. The Fund is subject to the following Sector Risk:

Materials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Materials Sector. The Materials Sector includes companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Materials Sector. The prices of the securities of companies operating in the Materials Sector may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard]	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
[Michael Jeanette]	Senior Portfolio Manager of the Adviser	Since Inception
[Jonathan Nixon]	Portfolio Manager of the Adviser	Since Inception
[Tony Seisser]	Portfolio Manager of the Adviser	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

[ticker]	PowerShares S&P 500® Equal Weight Real Estate Portfolio

Summary Information

Investment Objective

The investment objective of the PowerShares S&P 500® Equal Weight Real Estate Portfolio (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Equal Weight Real Estate Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.40	%]
Other Expenses(1)	[0.00	%]
Total Annual Fund Operating Expenses	[0.40	%]

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$41]	[$129]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an equal weighted version of the S&P 500® Real Estate Index that consists of common stocks of companies that comprise the Real Estate Sector of the S&P 500® Index, including companies operating in real estate development and operation. It also includes companies offering real estate related services and Equity Real Estate Investment Trusts (REITs). [As of December 31, 2016, the Underlying Index included 29 component securities with capitalizations ranging from $7.1 billion to $55.6 billion.] In general, the equal weighting of the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. Invesco PowerShares Capital Management LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Adviser monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Adviser rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. [As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the Real Estate Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC. Also, as of the date of this Prospectus, the Underlying Index components and thus the Fund’s assets, are concentrated in the REITs Industry, a separate industry comprising the Real Estate Sector.] The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund’s performance to be less than you expect.

Equity Risk. The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Trading Risks. An unanticipated closing of the Exchange or one or more markets on which either the Fund’s shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund’s shares may not reflect these market values. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Industry Concentration Risk. The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. [As of the date of this Prospectus, the Underlying Index components and thus the Fund’s assets, are concentrated in the following industry:

Equity REITs Industry. As a result of the Fund’s concentration in the Equity REITs Industry, the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments. The Equity REITs Industry is a separate industry comprising the Real Estate Sector. For information regarding the Fund’s investments in the Equity REITs Industry and real estate investment trusts, see “Sector Risk” and “REIT Risk” below.]

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

Market Risk. The market value of the securities and derivatives (if any) held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk. The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

REIT Risk. REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall real estate and REIT markets, such as declining property values or rising interest rates, could have a negative impact on the real estate market and the value of REITs in general. REITs may be affected by changes in the value of the underlying property owned by the trusts, economic downturns which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

Sector Risk. The Fund is subject to the following Sector Risk:

Real Estate Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Real Estate Sector. The Real Estate Sector contains companies operating in real estate development and operation. It also includes companies offering real estate related services and REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Real Estate Sector. The performance of companies operating in the Real Estate Sector has historically been cyclical and particularly sensitive to the overall economy and market changes, including declines in the value of real estate or, conversely, saturation of the real estate market, economic downturns and defaults by borrowers or tenants during such periods, increases in competition, possible lack of mortgage funds or other limits to accessing the credit or capital markets, and changes in interest rates.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard]	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
[Michael Jeanette]	Senior Portfolio Manager of the Adviser	Since Inception
[Jonathan Nixon]	Portfolio Manager of the Adviser	Since Inception
[Tony Seisser]	Portfolio Manager of the Adviser	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

[ticker]	PowerShares S&P 500® Equal Weight Technology Portfolio

Summary Information

Investment Objective

The investment objective of the PowerShares S&P 500® Equal Weight Technology Portfolio (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Equal Weight Index Information Technology Total Return (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.40	%]
Other Expenses(1)	[0.00	%]
Total Annual Fund Operating Expenses	[0.40	%]

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$41]	[$129]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal weighted version of the S&P 500® Information Technology Index that consists of common stocks of companies that comprise the Information Technology Sector of the S&P 500® Index, including companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. [As of

December 31, 2016, the Underlying Index included companies with a capitalization range of $3.3 billion to $608.7 billion.] In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. Invesco PowerShares Capital Management LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Adviser monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Adviser rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. [As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the Information Technology Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC. Also, as of the date of this Prospectus, the Underlying Index components and thus the Fund’s assets, are concentrated in the Semiconductors & Semiconductor Equipment Industry Group, Software & Services Industry Group and the Technology, Hardware and Equipment Industry Group, separate industry groups comprising the Information Technology Sector.] The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund’s performance to be less than you expect.

Equity Risk. The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Trading Risks. An unanticipated closing of the Exchange or one or more markets on which either the Fund’s shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund’s shares may not reflect these market values. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Industry Concentration Risk. The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. [As of the date of this Prospectus, the Underlying Index components and thus the Fund’s assets, are concentrated in the following industry groups:

Semiconductors and Semiconductor Equipment Industry Group. As a result of the Fund’s concentration in the Semiconductors and Semiconductor Equipment Industry Group, the Fund will be more susceptible to the risks associated with that industry group than a fund that does not concentrate its investments. Companies in the Semiconductors and Semiconductor Equipment Industry Group rely heavily on technology. The prices of the securities of companies in the Semiconductors and Semiconductor Equipment Industry Group may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, heavy expenses incurred for research and development of products or services that prove unsuccessful, problems related to bringing products to market, and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision may also affect companies in the Semiconductors and Semiconductor Equipment Industry Group. The Semiconductors and Semiconductor Equipment Industry Group is a separate industry group comprising the Information Technology Sector.

Software & Services Industry Group. As a result of the Fund’s concentration in the Software & Services Industry Group, the Fund will be more susceptible to the risks associated with that industry group than a fund that does not concentrate its investments. The prices of the securities of companies in the Software & Services Industry Group may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, changing domestic demand and heavy expenses incurred for research and development of products that prove unsuccessful. Furthermore, the market for products produced by companies in the Software & Services Industry Group is characterized by rapidly changing technology, rapid product obsolescence, and cyclical market patterns, all of which may affect the success of software and software services companies. The Software & Services Industry Group is a separate industry group comprising the Information Technology Sector.

Technology, Hardware and Equipment Industry Group. As a result of the Fund’s concentration in the Technology, Hardware and Equipment Industry Group, the Fund will be more susceptible to the risks associated with that industry group than a fund that does not concentrate its investments. The prices of the securities of companies in the Technology, Hardware and Equipment Industry Group may fluctuate widely due to competitive pressures, aggressive pricing, technological developments, changing domestic demand, and the ability to attract and retain skilled employees. In addition, the market for products produced by software companies is characterized by rapidly changing technology, rapid product obsolescence, and cyclical market patterns. Legislative or regulatory changes and increased government supervision may also affect companies in the Technology, Hardware and Equipment Industry Group. The Hardware and Equipment Industry Group is a separate industry group comprising the Information Technology Sector.]

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

Market Risk. The market value of the securities and derivatives (if any) held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk. The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Sector Risk. The Fund is subject to the following Sector Risk:

Information Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard]	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
[Michael Jeanette]	Senior Portfolio Manager of the Adviser	Since Inception
[Jonathan Nixon]	Portfolio Manager of the Adviser	Since Inception
[Tony Seisser]	Portfolio Manager of the Adviser	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

[ticker]	PowerShares S&P 500® Equal Weight Utilities Portfolio

Summary Information

Investment Objective

The investment objective of the PowerShares S&P 500® Equal Weight Utilities Portfolio (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Equal Weight Index Telecommunication Services & Utilities Total Return (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.40	%]
Other Expenses(1)	[0.00	%]
Total Annual Fund Operating Expenses	[0.40	%]

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$41]	[$129]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal weighted version of the S&P 500® Utilities Index that consists of common stocks of companies that comprise the Utilities Sector and Telecommunication Services Sector of the S&P 500® Index. The Utilities Sector includes utility companies such as electric, gas and water utilities. It also includes independent power producers and energy traders and companies that engage in generation and distribution of electricity using renewable sources. The Telecommunication Services Sector includes companies that provide communications services primarily through a fixed-line, cellular or wireless, high bandwidth and/or fiber optic cable network. [As of December 31, 2016, the Underlying Index included companies with a capitalization range of $3.9 billion to $261.1 billion.] In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. Invesco PowerShares Capital Management LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Adviser monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Adviser rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. [As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the Utilities Sector and Telecommunication Services Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC. Also as of the date of this Prospectus, the Underlying Index components and thus the Fund’s assets, are concentrated in the Electric Utilities Industry and the Multi-Utilities Industry, separate industries comprising the Utilities Sector.] The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund’s performance to be less than you expect.

Equity Risk. The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Trading Risks. An unanticipated closing of the Exchange or one or more markets on which either the Fund’s shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund’s shares may not reflect these market values. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Industry Concentration Risk. The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. [As of the date of this Prospectus, the Underlying Index components and thus the Fund’s assets, are concentrated in the following industries:

Electric Utilities Industry and Multi-Utilities Industry. As a result of the Fund’s concentration in the Electric Utilities Industry and the Multi-Utilities Industry, the Fund will be more susceptible to the risks associated with those industries than a fund that does not concentrate its investments. The prices of securities in the Electric Utilities Industry and Multi-Utilities Industry may fluctuate significantly due to supply and demand, governmental regulation and environmental issues, economic conditions generally affecting electric and utilities companies, competitive pressures due to deregulation in the electric and utilities industries, increased sensitivity to the cost of energy production; and environmental factors such as conservation of natural resources or pollution control. Legislative or regulatory changes and increased government supervision may also affect companies in the utilities industry. The Electric Utilities Industry and Multi-Utilities Industry are separate industries comprising the Utilities Sector.]

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

Market Risk. The market value of the securities and derivatives (if any) held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk. The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Sector Risk. The Fund is subject to the following Sector Risk:

Telecommunication Services and Utilities Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Utilities Sector and Telecommunication Services Sector. The Utilities Sector comprises utility companies such as electric, gas and water utilities. It also includes independent power producers & energy traders and companies that engage in generation and distribution of electricity using renewable sources. The Telecommunication Services Sector includes companies that provide communications services primarily through a fixed-line, cellular or wireless, high bandwidth and/or fiber optic cable network. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Utilities Sector and Telecommunication Services Sector. The prices of the securities of companies operating in the Utilities Sector and Telecommunication Services Sector are closely tied to government regulation and market competition.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard]	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
[Michael Jeanette]	Senior Portfolio Manager of the Adviser	Since Inception
[Jonathan Nixon]	Portfolio Manager of the Adviser	Since Inception
[Tony Seisser]	Portfolio Manager of the Adviser	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

[ticker]	PowerShares S&P 500® Pure Growth Portfolio

Summary Information

Investment Objective

The investment objective of the PowerShares S&P 500® Pure Growth Portfolio (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Pure Growth Index Total Return (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.35	%]
Other Expenses(1)	[0.00	%]
Total Annual Fund Operating Expenses	[0.35	%]

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$36]	[$112]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is narrow in focus, containing only those S&P 500® companies with strong growth characteristics as selected by Standard & Poor’s®. [As of December 31, 2016, the Underlying Index included 114 of the constituents that comprise the S&P 500®. As of December 31, 2016, the Underlying Index included companies with capitalizations ranging from $3.3 billion to $547.8 billion.]

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. Invesco PowerShares Capital Management LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Adviser monitors the correlation of the Fund’s performance with that of the Underlying Index and seeks to maintain an appropriate correlation.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. [As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the Consumer Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC.] The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund’s performance to be less than you expect.

Equity Risk. The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Trading Risks. An unanticipated closing of the Exchange or one or more markets on which either the Fund’s shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the

Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund’s shares may not reflect these market values. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

Market Risk. The market value of the securities and derivatives (if any) held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk. The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Sector Risk. The Fund is subject to the following Sector Risks:

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer

Discretionary Sector has historically been closely tied to the performance of the overall economy, and is also affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Financials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes Financial Exchanges and Data and Mortgage REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard]	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
[Michael Jeanette]	Senior Portfolio Manager of the Adviser	Since Inception
[Jonathan Nixon]	Portfolio Manager of the Adviser	Since Inception
[Tony Seisser]	Portfolio Manager of the Adviser	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

[ticker]	PowerShares S&P 500® Pure Value Portfolio

Summary Information

Investment Objective

The investment objective of the PowerShares S&P 500® Pure Value Portfolio (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Pure Value Index Total Return (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.35	%]
Other Expenses(1)	[0.00	%]
Total Annual Fund Operating Expenses	[0.35	%]

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$36]	[$112]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is narrow in focus, containing only those S&P 500® companies with strong value characteristics as selected by Standard & Poor’s®. [As of December 31, 2016, the Underlying Index included 116 of the constituents that comprise the S&P 500®. As of December 31, 2016, the Underlying Index included companies with capitalizations ranging from $3.3 billion to $401.9 billion.]

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. Invesco PowerShares Capital Management LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Adviser monitors the correlation of the Fund’s performance with that of the Underlying Index and seeks to maintain an appropriate correlation.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. [As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the Consumer Discretionary Sector, Financials Sector, and Health Care Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC.] The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund’s performance to be less than you expect.

Equity Risk. The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Trading Risks. An unanticipated closing of the Exchange or one or more markets on which either the Fund’s shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the

Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund’s shares may not reflect these market values. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

Market Risk. The market value of the securities and derivatives (if any) held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk. The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Sector Risk. The Fund is subject to the following Sector Risks:

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and is also affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Financials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes Financial Exchanges and Data and Mortgage REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard]	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
[Michael Jeanette]	Senior Portfolio Manager of the Adviser	Since Inception
[Jonathan Nixon]	Portfolio Manager of the Adviser	Since Inception
[Tony Seisser]	Portfolio Manager of the Adviser	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

[ticker]	PowerShares S&P 500® Top 50 Portfolio

Summary Information

Investment Objective

The investment objective of the PowerShares S&P 500® Top 50 Portfolio (the “Fund”) is to replicate as closely as possible, before fees and expenses, the daily performance of the S&P 500® Top 50 Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.20	%]
Other Expenses(1)	[0.00	%]
Total Annual Fund Operating Expenses	[0.20	%]

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$20]	[$63]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index includes 50 of the largest capitalization members of the S&P 500® Index. The Underlying Index’s components are weighted by float-adjusted market capitalization. [As of December 31, 2016, the Underlying Index included companies with capitalizations ranging from $80.5 billion to $608.7 billion.]

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. Invesco PowerShares Capital Management LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Adviser monitors the correlation of the Fund’s performance with that of the Underlying Index and seeks to maintain an appropriate correlation.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. [As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the Consumer Staples Sector, Financials Sector, Health Care Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC.] The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund’s performance to be less than you expect.

Equity Risk. The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Trading Risks. An unanticipated closing of the Exchange or one or more markets on which either the Fund’s shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the

Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund’s shares may not reflect these market values. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

Market Risk. The market value of the securities and derivatives (if any) held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk. The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Sector Risk. The Fund is subject to the following Sector Risks:

Consumer Staples Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Staples Sector. The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as consumer super centers. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples Sector. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and is also affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.

Financials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes Financial Exchanges and Data and Mortgage REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Information Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard]	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
[Michael Jeanette]	Senior Portfolio Manager of the Adviser	Since Inception
[Jonathan Nixon]	Portfolio Manager of the Adviser	Since Inception
[Tony Seisser]	Portfolio Manager of the Adviser	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

[ticker]	PowerShares S&P MidCap 400® Equal Weight Portfolio

Summary Information

Investment Objective

The investment objective of the PowerShares S&P MidCap 400® Equal Weight Portfolio (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P MidCap 400® Equal Weight Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.40	%]
Other Expenses(1)	[0.01	%]
Total Annual Fund Operating Expenses	[0.41	%]

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$42]	[$132]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal weighted version of the S&P MidCap 400® Index, which measures the performance of the mid-cap segment of the U.S. equity universe. The S&P MidCap 400® Index consists of U.S. common equities listed on the New York Stock Exchanges (including NYSE Arca and NYSE American) and NASDAQ, and also may include equity interests in real estate investment trusts and business development companies. [As of December 31, 2016, the Underlying Index included medium-capitalization companies with capitalizations ranging from $1.2 billion to $10.5 billion.] In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. Invesco PowerShares Capital Management LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Adviser monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Adviser rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. [As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the Consumer Discretionary Sector, Financials Sector, Industrials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC.] The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund’s performance to be less than you expect.

Equity Risk. The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Trading Risks. An unanticipated closing of the Exchange or one or more markets on which either the Fund’s shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund’s shares may not reflect these market values. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

Market Risk. The market value of the securities and derivatives (if any) held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial market conditions.

Mid-Capitalization Securities Risk. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk. The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Sector Risk. The Fund is subject to the following Sector Risks:

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and is also affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Financials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes Financial Exchanges and Data and Mortgage REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Industrials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard]	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
[Michael Jeanette]	Senior Portfolio Manager of the Adviser	Since Inception
[Jonathan Nixon]	Portfolio Manager of the Adviser	Since Inception
[Tony Seisser]	Portfolio Manager of the Adviser	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

[ticker]	PowerShares S&P MidCap 400® Pure Growth Portfolio

Summary Information

Investment Objective

The investment objective of the PowerShares S&P MidCap 400® Pure Growth Portfolio (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P MidCap 400® Pure Growth Index Total Return (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.35	%]
Other Expenses(1)	[0.00	%]
Total Annual Fund Operating Expenses	[0.35	%]

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$36]	[$112]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is narrow in focus, containing only those S&P MidCap 400® companies with strong growth characteristics as selected by Standard & Poor’s®. [As of December 31, 2016, the Underlying Index included 92 of the constituents that comprise the S&P MidCap 400®. As of December 31, 2016, the Underlying Index included companies with a capitalization range of $1.9 billion to $10.5 billion.]

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. Invesco PowerShares Capital Management LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Adviser monitors the correlation of the Fund’s performance with that of the Underlying Index and seeks to maintain an appropriate correlation.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. [As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the Consumer Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC.] The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund’s performance to be less than you expect.

Equity Risk. The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Trading Risks. An unanticipated closing of the Exchange or one or more markets on which either the Fund’s shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the

Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund’s shares may not reflect these market values. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

Market Risk. The market value of the securities and derivatives (if any) held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial market conditions.

Mid-Capitalization Securities Risk. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk. The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Sector Risk. The Fund is subject to the following Sector Risks:

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the

Consumer Discretionary Sector. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and is also affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Financials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes Financial Exchanges and Data and Mortgage REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard]	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
[Michael Jeanette]	Senior Portfolio Manager of the Adviser	Since Inception
[Jonathan Nixon]	Portfolio Manager of the Adviser	Since Inception
[Tony Seisser]	Portfolio Manager of the Adviser	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

[ticker]	PowerShares S&P MidCap 400® Pure Value Portfolio

Summary Information

Investment Objective

The investment objective of the PowerShares S&P MidCap 400® Pure Value Portfolio (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P MidCap 400® Pure Value Index Total Return (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.35	%]
Other Expenses(1)	[0.00	%]
Total Annual Fund Operating Expenses	[0.35	%]

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$36]	[$112]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is narrow in focus, containing only those S&P MidCap 400® companies with strong value characteristics as selected by Standard & Poor’s®. [As of December 31, 2016, the Underlying Index included 96 of the constituents that comprise the S&P MidCap 400®. As of December 31, 2016, the Underlying Index included companies with capitalizations ranging from $1.2 billion to $9.4 billion.]

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. Invesco PowerShares Capital Management LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Adviser monitors the correlation of the Fund’s performance with that of the Underlying Index and seeks to maintain an appropriate correlation.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. [As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the Consumer Discretionary Sector, Financials Sector, Industrials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC.] The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund’s performance to be less than you expect.

Equity Risk. The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Trading Risks. An unanticipated closing of the Exchange or one or more markets on which either the Fund’s shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the

Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund’s shares may not reflect these market values. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

Market Risk. The market value of the securities and derivatives (if any) held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial market conditions.

Mid-Capitalization Securities Risk. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk. The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Sector Risk. The Fund is subject to the following Sector Risks:

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and is also affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Financials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes Financial Exchanges and Data and Mortgage REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Industrials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard]	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
[Michael Jeanette]	Senior Portfolio Manager of the Adviser	Since Inception
[Jonathan Nixon]	Portfolio Manager of the Adviser	Since Inception
[Tony Seisser]	Portfolio Manager of the Adviser	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

[ticker]	PowerShares S&P SmallCap 600® Equal Weight Portfolio

Summary Information

Investment Objective

The investment objective of the PowerShares S&P SmallCap 600® Equal Weight Portfolio (the “Fund”) is to correspond as closely as possible, before fees and expenses, to the price and yield performance of the S&P SmallCap 600® Equal Weight Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.40	%]
Other Expenses(1)	[0.01	%]
Total Annual Fund Operating Expenses	[0.41	%]

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$42]	[$132]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The S&P SmallCap 600® Equal Weight Index is an unmanaged equal weighted version of the S&P SmallCap 600® Index, which measures the performance of the small-cap segment of the market. The Underlying Index consists of U.S. common equities listed on the New York Stock Exchanges (including NYSE Arca and NYSE American) and NASDAQ, and also may include equity interests in real estate investment trusts and business development companies. [As of December 31, 2016, the Underlying Index included small-capitalization companies with capitalizations ranging from $51 million to $4.3 billion.] In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. Invesco PowerShares Capital Management LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Adviser monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Adviser rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. [As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the Consumer Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC.] The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund’s performance to be less than you expect.

Equity Risk. The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Trading Risks. An unanticipated closing of the Exchange or one or more markets on which either the Fund’s shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund’s shares may not reflect these market values. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

Market Risk. The market value of the securities and derivatives (if any) held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial market conditions.

Mid-Capitalization Securities Risk. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk. The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Sector Risk. The Fund is subject to the following Sector Risks:

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer

Discretionary Sector has historically been closely tied to the performance of the overall economy, and is also affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Financials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes Financial Exchanges and Data and Mortgage REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Small-Capitalization Securities Risk. The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard]	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
[Michael Jeanette]	Senior Portfolio Manager of the Adviser	Since Inception
[Jonathan Nixon]	Portfolio Manager of the Adviser	Since Inception
[Tony Seisser]	Portfolio Manager of the Adviser	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

[ticker]	PowerShares S&P SmallCap 600® Pure Growth Portfolio

Summary Information

Investment Objective

The investment objective of the PowerShares S&P SmallCap 600® Pure Growth Portfolio (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P SmallCap 600® Pure Growth Index Total Return (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.35	%]
Other Expenses(1)	[0.00	%]
Total Annual Fund Operating Expenses	[0.35	%]

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$36]	[$112]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is narrow in focus, containing only those S&P SmallCap 600® companies with strong growth characteristics as selected by Standard & Poor’s®. [As of December 31, 2016, the Underlying Index included 151 of the constituents that comprise the S&P SmallCap 600®. As of December 31, 2016, the Underlying Index included companies with a capitalization range of $275 million to $4.3 billion.]

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. Invesco PowerShares Capital Management LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Adviser monitors the correlation of the Fund’s performance with that of the Underlying Index and seeks to maintain an appropriate correlation.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. [As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the Consumer Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC.] The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund’s performance to be less than you expect.

Equity Risk. The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Trading Risks. An unanticipated closing of the Exchange or one or more markets on which either the Fund’s shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund’s shares may not reflect these market values. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

Market Risk. The market value of the securities and derivatives (if any) held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk. The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Sector Risk. The Fund is subject to the following Sector Risks:

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and is also affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Financials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes Financial Exchanges and Data and Mortgage REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Small-Capitalization Securities Risk. The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard]	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
[Michael Jeanette]	Senior Portfolio Manager of the Adviser	Since Inception
[Jonathan Nixon]	Portfolio Manager of the Adviser	Since Inception
[Tony Seisser]	Portfolio Manager of the Adviser	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

[ticker]	PowerShares S&P SmallCap 600® Pure Value Portfolio

Summary Information

Investment Objective

The investment objective of the PowerShares S&P SmallCap 600® Pure Value Portfolio (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P SmallCap 600® Pure Value Index Total Return (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[0.35	%]
Other Expenses(1)	[0.00	%]
Total Annual Fund Operating Expenses	[0.35	%]

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
[$36]	[$112]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies

The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is narrow in focus, containing only those S&P SmallCap 600® companies with strong value characteristics as selected by Standard & Poor’s®. [As of December 31, 2016, the Underlying Index included 158 of the constituents that comprise the S&P SmallCap 600®. As of December 31, 2016, the Underlying Index included companies with a capitalization range of $51 million to $3 billion.]

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. Invesco PowerShares Capital Management LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Adviser monitors the correlation of the Fund’s performance with that of the Underlying Index and seeks to maintain an appropriate correlation.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. [As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the Consumer Discretionary Sector, Financials Sector, Industrials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC.] The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund’s performance to be less than you expect.

Equity Risk. The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Trading Risks. An unanticipated closing of the Exchange or one or more markets on which either the Fund’s shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund’s shares may not reflect these market values. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

Market Risk. The market value of the securities and derivatives (if any) held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk. The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Sector Risk. The Fund is subject to the following Sector Risks:

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and is also affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Financials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes Financial Exchanges and Data and Mortgage REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Industrials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Small-Capitalization Securities Risk. The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.powershares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

[Peter Hubbard]	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
[Michael Jeanette]	Senior Portfolio Manager of the Adviser	Since Inception
[Jonathan Nixon]	Portfolio Manager of the Adviser	Since Inception
[Tony Seisser]	Portfolio Manager of the Adviser	Since Inception

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”), or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. (the “Exchange”) and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions will generally be taxable, typically as either ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in short- or long-term capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

Additional Information About the Funds’ Strategies and Risks

Principal Investment Strategies

Each Fund generally will invest at least 90% of its total assets in components of its respective Underlying Index. Each Fund operates as an index fund and is not actively managed. Each Fund uses an “indexing” investment approach to attempt to correspond, before fees and expenses, to the performance of its Underlying Index. The Adviser seeks correlation over time of 0.95 or better between a Fund’s performance and the performance of its Underlying Index; a figure of 1.00 would represent perfect correlation. Another means of evaluating the relationship between the returns of a Fund and its Underlying Index is to assess the “tracking error” between the two. Tracking error means the variation between a Fund’s annual return and the return of its Underlying Index, expressed in terms of standard deviation. Each Fund seeks to have a tracking error of less than 5%, measured on a monthly basis over a one-year period by taking the standard deviation of the difference in the Fund’s returns versus the Underlying Index’s returns. Because each Fund uses an indexing approach to try to achieve its investment objective, each Fund does not take temporary defensive positions during periods of adverse market, economic or other conditions.

Each Fund employs a “full replication” methodology in seeking to track its Underlying Index, meaning that it generally invests in substantially all of the securities comprising its respective Underlying Index in approximately the same proportions as the weightings of the securities in the respective Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, a Fund may purchase a sample of securities in its respective Underlying Index.

A “sampling” methodology means that the Adviser uses a quantitative analysis to select securities from an Underlying Index universe to obtain a representative sample of securities that have, in the aggregate, investment characteristics similar to the Underlying Index, respectively, in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization, return variability, earnings valuation, yield and other financial characteristics of securities. When employing a sampling methodology, the Adviser bases the quantity of holdings in a Fund on a number of factors, including asset size of the Fund, and generally expects the Fund to hold less than the total number of securities in its Underlying Index. However, the Adviser reserves the right to invest a Fund in as many securities as it believes necessary to achieve the Fund’s investment objective.

There also may be instances in which the Adviser may choose to (i) overweight a security in an Underlying Index, (ii) purchase securities not contained in an Underlying Index that the Adviser believes are appropriate to substitute for certain securities in that Underlying Index, or (iii) utilize various combinations of other available investment techniques in seeking to track an Underlying Index. Each Fund may sell securities included in an Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not included in an Underlying Index in anticipation of their addition to the Underlying Index.

Information About the Underlying Indices

The general goal of an equal weighted index is to represent the performance of its constituents in equal proportion to one another. In comparison, the degree to which the performance of a constituent of a market capitalization weighted index is represented in the index is dependent on the size of the constituent. For example, the S&P 500® Index tends to be largely representative of a small number of the Index’s largest constituents. The equal representation provided by an equal weighted index provides broader exposure to the index constituents than its market capitalization weighted counterpart. An equal weighted index also mitigates single stock risk arising from the more heavily weighted issues in any market capitalization weighted index as well as the opportunity to realize the outperformance of the smaller constituents in the index. More information about the Funds’ Underlying Indices, including their calculation methodologies, is available on the S&P Dow Jones website at www.us.spjindices.com.

Principal Risks of Investing in the Funds

The following provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in each Fund’s “Summary Information” section.

Authorized Participant Concentration Risk

Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other Authorized Participant is able to step forward to create or redeem, Shares may trade at a discount to NAV and possibly face delisting.

Banking Industry Concentration Risk

Banking industry concentration risk is the risk that the securities of issuers in the banking industry that a Fund purchases will underperform the market as a whole. To the extent that a Fund’s investments are concentrated in issuers conducting business in the banking industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the banking industry. For example, government regulations may limit both the amounts and types of loans and financial commitments banking companies can make, and the interest rates and fees they can charge and the amount of capital they must maintain, which may affect the profitability of banking companies. Credit losses resulting from financial difficulties of borrowers also can negatively affect the performance of banking companies. The prices of the securities of banking companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded banking companies, and general economic conditions that could create exposure to credit losses.

Capitalization Risk

Each Fund’s investments may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large, mid, or small-cap securities, depending on the composition of its Underlying Index. As a result, a Fund may be subject to the risk that the predominate capitalization range represented in the Fund’s portfolio may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion. In comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.

Correlation and Tracking Error Risk

A number of factors may affect a Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a daily basis or for a longer time period. There can be no guarantee that a Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its Underlying Index, including fees, expenses, transaction costs, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its Underlying Index, or its weighting of investment exposure to such securities or industries may be different from that of its Underlying Index. In addition, a Fund may invest in securities or financial instruments not included in its Underlying Index. A Fund also may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Underlying Index.

Equity Risk

Each Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline or fluctuate dramatically from day to day due to volatility in the equity market. Such volatility could cause equity securities and equity-based derivatives to underperform other segments of the market as a whole. The equity market is volatile and can experience increased volatility for a variety of reasons, including as a result of general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which a Fund has investment exposure. Equity securities generally have greater price volatility than fixed income securities.

Exchange-Traded Fund (“ETF”) Trading Risks

An unanticipated closing of the Exchange or one or more other markets on which either a Fund’s shares trade or a Fund’s portfolio holdings trade or the inability of such markets to open for trading during any period that the Exchange is normally open for business, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of a Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of a Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of a Fund to buy or sell certain securities or derivatives. In such circumstances, a Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of a Fund’s holdings and the exchange-traded prices of the Fund’s shares may not reflect these market values. However, because shares can be created and redeemed in Creation Units at NAV, the Adviser believes that large discounts (or premiums) to the NAV of a Fund are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation and redemption feature is designed to make it more likely that a Fund’s shares normally will trade on the Exchange at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances, and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or market participants, and during periods of significant market volatility, may result in trading prices for shares of a Fund that differ significantly from its NAV.

Although each Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

ETF shares also will be subject to intraday price performance risk because each Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of a Fund will generally be different from the Fund’s stated investment objective. Shares of a Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Industry Concentration Risk

Each Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent that a Fund’s investments are concentrated in issuers conducting business in the same industry or group of related industries, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, which may adversely affect the Fund’s performance. For information regarding each Fund’s industry concentration, please see the Fund’s Summary section. For information regarding each Fund’s specific concentration risk(s), please consult each Fund’s Summary section.

Investment in Investment Companies Risk

Each Fund may purchase shares of investment companies, such as ETFs, mutual funds, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly or when such investments present a more cost efficient alternative to investing directly in securities. When a Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance a Fund would achieve if it invested directly in the underlying investments of the investment company. While the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, a Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the NAV of its underlying investments. Also, the lack of liquidity in an ETF can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. In addition, each Fund may invest in investment companies or other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore, not subject to the regulatory scheme of the 1940 Act.

Closed-End Fund Risk. Each Fund may invest in shares of closed-end funds in pursuit of its investment objective. Unlike conventional mutual funds which continually offer new shares for sale to the investing public, closed-end funds are exchange-traded and issue only a limited number of shares of stock. As such, closed-end funds may trade at a discount to their NAV. In addition, closed-end funds may trade infrequently, with small volume, which may make it difficult for a Fund to buy and sell shares. Also, the market price of closed-end funds tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. Closed-end funds also may employ leverage to a greater extent than mutual funds.

ETF Risk. Each Fund may invest in shares of ETFs in pursuit of its investment objective. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the New York Stock Exchange (“NYSE”) or NASDAQ), large blocks of shares of ETFs are redeemable at NAV. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the NAV of the ETF’s underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the “spread,” will also vary for an ETF depending on the ETF’s trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF’s shares trading at a premium or a discount to NAV. Each Fund, from time to time, may invest in exchange-traded investment funds that are not registered pursuant to the 1940 Act. Such exchange-traded investment funds may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.

Growth Stocks Risk

Growth stocks generally are priced higher than non-growth stocks, in relation to the issuer’s earnings and other measures, because investors believe they have greater growth potential. However, there is no guarantee that such an issuer will realize that growth potential. In addition, an investment in growth stocks also may be susceptible to rapid price swings, especially during periods of economic uncertainty or in response to adverse news about the condition of the issuer, such as earnings disappointments. Growth stocks also typically have little or no dividend income to absorb the effect of adverse market conditions.

Liquidity and Valuation Risk

In certain circumstances, it may be difficult for a Fund to purchase and sell a particular security or derivative instrument within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which a Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in a Fund’s portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Adviser may be required to fair value the investments. For additional information about fair valuation, see “Net Asset Value.”

Market Risk

Most securities fluctuate in price, and equity prices tend to fluctuate more dramatically over the shorter term than do the prices of other asset classes. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or changes in economic, political or financial market conditions. Volatility of financial markets can expose a Fund to greater market risk, possibly resulting in greater liquidity risk. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely affect the market value of the securities held by a Fund in a different country or geographic region due to increasingly interconnected global economies and financial markets. These market conditions also may lead to increased regulation of a Fund and the instruments in which the Fund may invest, which may, in turn, affect the Fund’s ability to pursue its investment objective and the Fund’s performance.

Non-Diversification Risk

To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk

The Funds are not actively managed and may be affected by a general decline in market segments relating to its Underlying Index. Each Fund invests in securities included in, or representative of, its Underlying Index regardless of their investment merits. The Adviser does not attempt to take defensive positions in declining or rising markets, as applicable. As a result, a Fund may be subject to greater losses in a declining market than a fund that does take defensive positions.

Real Estate Investment Trust (REIT) Risk

REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject a Fund to risks associated with the direct ownership of real estate. These risks include, among others, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other occurrences, including the impact of changes in environmental laws, that may affect the real estate industry. In addition, REITs are subject to certain requirements under the federal tax law. A REIT that fails to comply with all those requirements may be subject to federal income taxation, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, like mutual funds, REITs have expenses, including advisory and administration fees, that their shareholders pay. As a result, an investor will absorb duplicate levels of fees when a Fund invests in REITs. The failure of a company to qualify as a REIT could have adverse consequences for a Fund, including significantly reducing return to the Fund on its investment in such a company.

Sector Risk

The Sector Risks applicable to a Fund are as follows. For information regarding the specific Sector Risk applicable to each Fund, please see the Fund’s Summary section.

Consumer Discretionary Sector Risk

The risk that the securities of, or financial instruments tied to the performance of, issuers in the Consumer Discretionary Sector that a Fund purchases will underperform the market as a whole. To the extent that a Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector (“Consumer Discretionary Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of Consumer Discretionary Companies has historically been closely tied to the performance of the overall economy, and is may be widely affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace. In addition, companies doing business in the Consumer Discretionary Sector may be adversely affected and lose value more quickly in periods of economic downturns. The products offered by Consumer Discretionary Companies may be viewed as luxury items during times of economic downturn.

Consumer Staples Sector Risk

The risk that the securities of, or financial instruments tied to the performance of, issuers in the Consumer Staples Sector that a Fund purchases will underperform the market as a whole.

To the extent that a Fund’s investments are exposed to issuers conducting business in the Consumer Staples Sector (“Consumer Staples Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples Sector. The performance of Consumer Staples Companies has historically been closely tied to the performance of the overall economy, and may fluctuate widely due to interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. The performance of Consumer Staples Companies are subject to government regulations, such as those affecting the permissibility of using various food additives and production methods, which could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

Energy Sector Risk

The risk that the securities of, or financial instruments tied to the performance of, issuers in the Energy Sector that the Fund purchases will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that a Fund’s investments are exposed to issuers conducting business in the Energy Sector (“Energy Sector Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Energy Sector. The prices of the securities of energy companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies. The prices of the securities of Energy Companies also may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy resources, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

Financials Sector Risk

The risk that the securities of, or financial instruments tied to the performance of, issuers in the Financials Sector that a Fund purchases will underperform the market as a whole. To the extent a

Fund’s investments are exposed to issuers conducting business in the Financials Sector (“Financials Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Financials Companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the Financials Sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain Financials Companies to incur large losses. Numerous Financials Companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many Financials Companies to experience a dramatic decline in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition.

Health Care Sector Risk

The risk that the securities of, or financial instruments tied to the performance of, issuers in the Health Care Sector that a Fund purchases will underperform the market as a whole. To the extent that a Fund’s investments are exposed to issuers conducting business in the Health Care Sector (“Health Care Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of products and services, which can have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by Health Care Companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company’s market value and/or share price.

Industrials Sector Risk

The risk that the securities of, or financial instruments tied to the performance of, issuers in the Industrials Sector that a Fund purchases will underperform the market as a whole. To the extent that a Fund’s investments are exposed to issuers conducting business in the Industrials Sector (“Industrials Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of Industrials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. Further, the prices of securities of Industrials Companies, specifically transportation companies, may fluctuate widely due to their cyclical nature, occasional sharp price movements that may result from changes in the economy, fuel prices, labor agreement, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

Information Technology Sector Risk

The risk that the securities of, or financial instruments tied to the performance of, issuers in the Information Technology Sector that a Fund purchases will underperform the market as a whole. To the extent that a Fund’s investments are exposed to issuers conducting business in the Information Technology Sector (“Information Technology Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the

Information Technology Sector. The prices of the securities of Information Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

Materials Sector Risk

The risk that the securities of, or financial instruments tied to the performance of, issuers in the Materials Sector that a Fund purchases will underperform the market as a whole. To the extent that a Fund’s investments are exposed to issuers conducting business in the Materials Sector (“Materials Sector Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Materials Sector. The prices of the securities of Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Real Estate Sector Risk

A Fund may invest in the securities of real estate companies, including REITs. A Fund is subject to the risk that the securities of real estate companies that the Fund purchases will underperform the market as a whole. To the extent that a Fund’s investments are exposed to issuers conducting their business in the Real Estate Sector (“Real Estate Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Real Estate Sector. Investments in Real Estate Companies also may subject a Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. As the demand for, or prices of, real estate increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, real estate generally would be expected to contribute to declines in the value of the real estate market and REITs. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment. For more information regarding the potential risks of investing in REITs, please see “Real Estate Investment Trust (REIT) Risk” above.

Telecommunication Services Sector Risk

The risk that the securities of, or financial instruments tied to the performance of, issuers in the Telecommunication Services Sector that a Fund purchases will underperform the market as a whole. To the extent that a Fund’s investments are exposed to issuers conducting business in the Telecommunication Services Sector (“Telecommunication Services Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Telecommunication Services Sector. The prices of the securities of Telecommunication Services Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunication Services Companies in their primary markets.

Utilities Sector Risk

The risk that the securities of, or financial instruments tied to the performance of, issuers in the Utilities Sector that a Fund purchases will underperform the market as a whole. To the extent that a Fund’s investments are exposed to issuers conducting business in the Utilities Sector (“Utilities Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Utilities Sector. The prices of the securities of Utilities Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

Value Stocks Risk

Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. Over time, a value investing style may go in and out of favor, causing a Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stock. In addition, a Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Non-Principal Investment Strategies

Each Fund, after investing at least 90% of its total assets in components of its respective Underlying Index, may hold up to 10% of its assets in securities not included in its Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, each Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. The Adviser anticipates that it may take approximately two business days (a business day is any day that the NYSE is open) for the Adviser to fully reflect the additions to, and deletions from, each Fund’s respective Underlying Index in the portfolio composition of that Fund.

In accordance with 1940 Act rules, each Fund (except PowerShares S&P 100® Equal Weight Portfolio, PowerShares S&P 500® Equal Weight Portfolio, PowerShares S&P 500® Pure Growth Portfolio, PowerShares S&P 500® Pure Value Portfolio and PowerShares S&P 500® Top 50 Portfolio) has adopted a policy to invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in certain types of securities (e.g., securities of a certain size, such as small-, mid- or large-cap equity securities) or in securities of companies in a particular economic sector (e.g., securities of companies in the energy, technology or health care sectors) that is suggested by the Fund’s name (for each such Fund, an “80% investment policy”). Each Fund with an 80% investment policy considers the securities suggested by its name to be those securities that comprise its respective Underlying Index. Therefore, each such Fund anticipates meeting its 80% investment policy because it already is required to invest at least 90% of its total assets in securities that comprise its respective Underlying Index, in accordance with its principal investment strategies and the terms of the PowerShares Exchange-Traded Fund Trust’s (the “Trust”) exemptive relief.

Each of the investment policies described herein, including each Fund’s investment objective and each 80% investment policy, constitutes a non-fundamental policy that the Board of Trustees (the “Board”) of the Trust may change without shareholder approval upon 60 days’ prior written notice to shareholders. The fundamental and non-fundamental policies of the Funds are set forth in the Trust’s Statement of Additional Information (“SAI”) under the section “Investment Restrictions.”

Borrowing Money

Each Fund may borrow money to the extent permitted in the SAI.

Additional Risks of Investing in the Funds

The following provides additional risk information regarding investing in the Funds.

Trading Issues

Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Moreover, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

Index Provider Risk

Each Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of its Underlying Index, as published by S&P Dow Jones Indices LLC (the “Index Provider”). There is no assurance that the Index Provider will compile an Underlying Index accurately, or that an Underlying Index will be determined, composed or calculated accurately. While the Index Provider gives descriptions of what each Underlying Index is designed to achieve, the Index Provider generally does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in such indices, and it generally does not guarantee that an Underlying Index will be in line with its methodology. Errors made by the Index Provider with respect to the quality, accuracy and completeness of the data within an Underlying Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time, if at all. Therefore, gains, losses or costs associated with Index Provider errors will generally be borne by a Fund and its shareholders.

Index Rebalancing Risk

Pursuant to the methodology that the Index Provider uses to calculate and maintain an Underlying Index, a security may be removed from a Fund’s Underlying Index in the event that it does not comply with the eligibility requirements of the Underlying Index. As a result, a Fund may be forced to sell securities at inopportune times or for prices other than at current market values or may elect not to sell such securities on the day that they are removed from the Underlying Index, due to market conditions or otherwise. Due to these factors, the variation between the Fund’s annual return and the return of its Underlying Index may increase significantly.

Apart from scheduled rebalances, the Index Provider may carry out additional ad hoc rebalances to an Underlying Index, for example, to correct an error in the selection of constituents. When a Fund in turn rebalances its portfolio, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Fund and its shareholders. Unscheduled rebalances also expose a Fund to additional tracking error risk. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider may increase a Fund’s costs and market exposure.

Shares May Trade at Prices Different than NAV

The NAV of the Shares generally will fluctuate with changes in the market value of a Fund’s holdings. The market prices of Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on the Exchange. The Adviser cannot predict whether the Shares will trade below, at or above a Fund’s NAV. Price differences may be due largely to the fact that supply and demand forces at work in the secondary trading market for the Shares will be related, but not identical, to the same forces influencing the prices of the components of a Fund’s Underlying Index trading individually or in the aggregate at any point in time. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Money Market Funds Risk

Money market funds are subject to management fees and other expenses, and a Fund’s investments in money market funds will cause it to bear proportionately the costs incurred by the money market funds’ operations while simultaneously paying its own management fees and expenses. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; it is possible to lose money by investing in a money market fund. To the extent that a Fund invests in money market funds, the Fund will be subject to the same risks that investors experience when investing in money market funds. These risks may include the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity in those funds.

Money market funds are open-end registered investment companies that historically have traded at a stable $1.00 per share price. However, under recent amendments to money market fund regulations under the 1940 Act, money market funds that do not meet the definition of a “retail money market fund” or

“government money market fund” are required to transact at a floating NAV per share (i.e., in a manner similar to how all other non-money market mutual funds transact), instead of at a $1.00 stable share price. Those rule amendments also permit money market funds to impose liquidity fees and redemption gates for use in times of market stress. If a Fund invested in a money market fund with a floating NAV, the impact on the trading and value of the money market instrument as a result of the rule amendments may negatively affect the Fund’s return potential.

Derivatives Risk

Each Fund may invest in derivatives, such as futures contracts, and options on futures contracts, options and swaps. Derivatives are financial instruments that derive their value from an underlying asset, such as a security, index or exchange rate. Derivatives may be riskier than other types of investments and may be more volatile and less liquid than other securities.

Derivatives may be used to create synthetic exposure to an underlying asset or to hedge a portfolio risk. If a Fund uses derivatives to “hedge” a portfolio risk, the change in value of a derivative may not correlate as expected with the underlying asset being hedged, and it is possible that the hedge therefore may not succeed. In addition, given their complexity, derivatives may be difficult to value.

Derivatives are subject to a number of risks including credit risk, interest rate risk, and market risk. Credit risk refers to the possibility that a counterparty will be unable and/or unwilling to perform under the agreement. Interest rate risk refers to fluctuations in the value of an asset resulting from changes in the general level of interest rates. Over-the-counter derivatives are also subject to counterparty risk (sometimes referred to as “default risk”), which is the risk that the other party to the contract will not fulfill its contractual obligations.

Derivatives may be especially sensitive to changes in economic and market conditions, and their use may give rise to a form of leverage. Leverage may cause the portfolio of a Fund to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by a Fund. For some derivatives, such leverage could result in losses that exceed the original amount invested in the derivative.

Risks of Futures and Options

Each Fund may enter into U.S. futures contracts, options and options on futures contracts to simulate full investment in its Underlying Index, or to manage cash flows. The Funds will not use futures or options for speculative purposes. Each Fund intends to use futures and options contracts to limit its risk exposure to levels comparable to direct investment in securities.

An option gives a holder the right to buy or sell a specific security or an index at a specified price within a specified period of time. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified price at any time prior to the expiration date of the option. Options can offer large amounts of leverage, which may result in a Fund’s NAV being more sensitive to changes in the value of the related instrument. The purchase of put or call options could be based upon predictions as to anticipated trends; such predictions could prove to be incorrect resulting in loss of part or all of the premium paid. The risk of trading uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) potentially is unlimited.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Because futures contracts project price levels in the future, market circumstances may cause a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, a Fund would remain required to make daily cash payments to maintain its required margin. There is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. The risk of loss in trading futures contracts or potentially is unlimited.

Each Fund must segregate liquid assets or take other appropriate measures to “cover” open positions in futures contracts. For futures contracts that do not cash settle, each Fund must segregate liquid assets equal to the full notional value of the futures contracts while the positions are open. For futures contracts that do cash settle, each Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the futures contract, if any, rather than their full notional value.

Risks of Swap Agreements

Each Fund may enter into swap transactions, including total return swaps, to simulate full investment in its Underlying Index or to manage cash flows. A swap is an agreement involving the exchange by a Fund with another party of their respective commitments to pay or receive payments at specified dates on the basis of a specified amount. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or basket of securities, and the non-asset reference could be a securities index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. The payments of the two parties could be made on a net basis.

Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional instruments. The use of swap agreements entails certain risks that may be different from, or possibly greater than, the risks associated with investing directly in the reference instrument that underlies the swap agreement. Such risks include including leverage risk, liquidity risk and counterparty risk.

Swap agreements may have a leverage component, and therefore adverse changes in the value or level of the reference instrument, such as an underlying asset, can result in gains or losses that are substantially greater than the amount invested in the swap itself. Certain swaps, such as total return swaps, have the potential for unlimited loss, regardless of the size of the initial investment.

Counterparty risk is the risk that the other party in a swap agreement might default on a contract or fail to perform by not paying amounts due. In that event, a Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws that could affect a Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). A Fund could experience lengthy delays in recovering its assets and may not receive any recovery at all. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with a Fund, which may cause the Fund to experience difficulty in purchasing or selling these instruments in a timely manner.

Each Fund will earmark or segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the swaps of which it is the seller, marked-to-market on a daily basis.

Repurchase Agreements Risk

Repurchase agreements are agreements pursuant to which a Fund acquires securities from a third party with the understanding that the seller will repurchase them at a fixed price on an agreed date. Repurchase agreements may be characterized as loans secured by the underlying securities. If the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, a Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, a Fund’s ability to dispose of the underlying securities may be restricted. If the seller fails to repurchase the securities, a Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase prices.

Tax-Advantaged Structure of ETFs

Unlike interests in conventional mutual funds, which typically are bought and sold only at closing NAVs, the Shares are traded throughout the day in the secondary market on a national securities exchange, and are created and redeemed principally in-kind in Creation Units at each day’s next calculated NAV. These in-kind arrangements are designed to protect shareholders from the adverse effects on a Fund’s portfolio that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because the mutual funds may need to sell portfolio securities to obtain cash to meet redemptions. These sales may generate taxable gains that must be distributed to the shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to such taxable events for a Fund or its shareholders.

Each Fund may recognize gains as a result of rebalancing its securities holdings to reflect changes in the Fund’s Underlying Index. Each Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. For information concerning the tax consequences of distributions, see the section entitled “Dividends, Other Distributions and Taxes” in this Prospectus.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Trust’s SAI, which is available at www.powershares.com.

Management of the Funds

Invesco PowerShares Capital Management LLC is a registered investment adviser with its offices at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. The Adviser serves as the investment adviser to the Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Commodity Fund Trust and PowerShares Exchange-Traded Self-Indexed Fund Trust, a family of ETFs with combined assets under management of approximately $[        ] billion as of [                    ].

As the Funds’ investment adviser, the Adviser has overall responsibility for selecting and continuously monitoring the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.

Portfolio Managers

The Adviser uses a team of portfolio managers, investment strategists and other investment specialists in managing the Funds. This team approach brings together many disciplines and leverages the Adviser’s extensive resources.

[Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of the Funds. In this capacity, Mr. Hubbard oversees a team of portfolio managers (collectively, with Mr. Hubbard, the “Portfolio Managers”) who are responsible for the day-to-day management of the Funds. In managing the Funds, Mr. Hubbard receives management assistance from [Michael Jeanette, Jonathan Nixon and Tony Seisser]. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has limitations on his authority for risk management and compliance purposes that the Adviser believes to be appropriate.]

[Peter Hubbard, Vice President and Director of Portfolio Management of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund since its inception in [                    ]. Mr. Hubbard has been a Portfolio Manager of the Adviser since June 2007 and has been associated with the Adviser since 2005.]

[Michael Jeanette, Senior Portfolio Manager of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of certain Funds since their inception in [                    ]. Mr. Jeanette has been associated with the Adviser since 2008.]

[Jonathan Nixon, Portfolio Manager of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of certain Funds since their inception in [                    ]. He has been a Portfolio Manager of the Adviser since August 2013 and has been associated with the Adviser since 2011.]

[Tony Seisser, Portfolio Manager of the Adviser, has been one of the Portfolio Managers primarily responsible for the day-to-day management of certain Funds since their inception in [                    ]. He has been associated with the Adviser since 2013. From 2010 to 2013, he was employed by Guggenheim Funds Distributors, Inc.]

The Trust’s SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers’ ownership of Shares.

Advisory

Pursuant to an investment advisory agreement between the Adviser and the Trust (the “Investment Advisory Agreement”), each Fund pays the Adviser an annual unitary management fee equal to a percentage of its average daily net assets (the “Advisory Fee”) set forth in the chart below:

Fund	Advisory Fee
PowerShares S&P 100® Equal Weight Portfolio	[0.40	%]
PowerShares S&P 500® Equal Weight Portfolio	[0.20	%]
PowerShares S&P 500® Equal Weight Consumer Discretionary Portfolio	[0.40	%]
PowerShares S&P 500® Equal Weight Consumer Staples Portfolio	[0.40	%]
PowerShares S&P 500® Equal Weight Energy Portfolio	[0.40	%]
PowerShares S&P 500® Equal Weight Financials Portfolio	[0.40	%]
PowerShares S&P 500® Equal Weight Health Care Portfolio	[0.40	%]
PowerShares S&P 500® Equal Weight Industrials Portfolio	[0.40	%]
PowerShares S&P 500® Equal Weight Materials Portfolio	[0.40	%]
PowerShares S&P 500® Equal Weight Real Estate Portfolio	[0.40	%]
PowerShares S&P 500® Equal Weight Technology Portfolio	[0.40	%]
PowerShares S&P 500® Equal Weight Utilities Portfolio	[0.40	%]
PowerShares S&P 500® Pure Growth Portfolio	[0.35	%]
PowerShares S&P 500® Pure Value Portfolio	[0.35	%]
PowerShares S&P 500® Top 50 Portfolio	[0.20	%]
PowerShares S&P MidCap 400® Equal Weight Portfolio	[0.40	%]
PowerShares S&P MidCap 400® Pure Growth Portfolio	[0.35	%]
PowerShares S&P MidCap 400® Pure Value Portfolio	[0.35	%]
PowerShares S&P SmallCap 600® Equal Weight Portfolio	[0.40	%]
PowerShares S&P SmallCap 600® Pure Growth Portfolio	[0.35	%]
PowerShares S&P SmallCap 600® Pure Value Portfolio	[0.35	%]

[Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, Acquired Fund Fees and Expenses, if any, interest, litigation expenses and other extraordinary expenses.]

Each Fund may invest in money market funds that are managed by affiliates of the Adviser. The indirect portion of the management fee that a Fund incurs through such investments is in addition to the Adviser’s unitary management fee. Therefore, the Adviser has agreed to waive the management fees that it receives in an amount equal to the indirect management fees that a Fund incurs through its investments in affiliated money market funds through [                    ]. There is no guarantee that the Adviser will extend the waiver of the fees past that date.

A discussion regarding the basis for the Board’s approval of the Trust’s Investment Advisory Agreement with respect to each Fund will be available in the Trust’s [Annual Report to shareholders for the fiscal year ending                     .]

How to Buy and Sell Shares

Each Fund issues or redeems its Shares at NAV per Share only in Creation Units or Creation Unit Aggregations.

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares generally are purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “oddlots,” at no per share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares of the Funds trade on the Exchange under the following symbols:

Fund	Symbol
PowerShares S&P 100® Equal Weight Portfolio	[ ]
PowerShares S&P 500® Equal Weight Portfolio	[ ]
PowerShares S&P 500® Equal Weight Consumer Discretionary Portfolio	[ ]
PowerShares S&P 500® Equal Weight Consumer Staples Portfolio	[ ]
PowerShares S&P 500® Equal Weight Energy Portfolio	[ ]
PowerShares S&P 500® Equal Weight Financials Portfolio	[ ]
PowerShares S&P 500® Equal Weight Health Care Portfolio	[ ]
PowerShares S&P 500® Equal Weight Industrials Portfolio	[ ]
PowerShares S&P 500® Equal Weight Materials Portfolio	[ ]
PowerShares S&P 500® Equal Weight Real Estate Portfolio	[ ]
PowerShares S&P 500® Equal Weight Technology Portfolio	[ ]
PowerShares S&P 500® Equal Weight Utilities Portfolio	[ ]
PowerShares S&P 500® Pure Growth Portfolio	[ ]
PowerShares S&P 500® Pure Value Portfolio	[ ]
PowerShares S&P 500® Top 50 Portfolio	[ ]
PowerShares S&P MidCap 400® Equal Weight Portfolio	[ ]
PowerShares S&P MidCap 400® Pure Growth Portfolio	[ ]
PowerShares S&P MidCap 400® Pure Value Portfolio	[ ]
PowerShares S&P SmallCap 600® Equal Weight Portfolio	[ ]
PowerShares S&P SmallCap 600® Pure Growth Portfolio	[ ]
PowerShares S&P SmallCap 600® Pure Value Portfolio	[ ]

Share prices are reported in dollars and cents per Share.

APs may acquire Shares directly from a Fund, and APs may tender their Shares for redemption directly to a Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

Under normal circumstances, a Fund will pay out redemption proceeds to a redeeming AP within two days after the AP’s redemption request is received, in accordance with the process set forth in the Fund’s SAI and in the agreement between the AP and the Fund’s distributor. However, each Fund reserves the right, including under stressed market conditions, to take up to seven days after the receipt of a redemption request (as discussed above) to pay an AP, all as permitted by the 1940 Act. Each Fund anticipates regularly meeting redemption requests primarily through in-kind redemptions. However, each Fund reserves the right to pay redemption proceeds to an AP in cash, consistent with the Trust’s exemptive relief. Cash used for redemptions will be raised from the sale of portfolio assets or may come from existing holdings of cash or cash equivalents.

Each Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of a Fund’s shares listed on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

The approximate value of Shares of each Fund, an amount representing on a per share basis the sum of the current market price of the securities accepted by the Fund in exchange for Shares of the Fund and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per Share of a Fund because the approximate value will not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares, and the Funds do not make any warranty as to the accuracy of the approximate value.

Frequent Purchases and Redemptions of Shares

Shares of the Funds may be purchased and redeemed directly from the Funds only in Creation Units by APs. The vast majority of trading in Shares of the Funds occurs on the secondary market and does not involve a Fund directly. In-kind purchases and redemptions of Creation Units by APs and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases or redemptions of Shares of a Fund. Cash purchases or redemptions of Creation Units, however, can result in increased tracking error, disruption of portfolio management, dilution to the Funds and increased transaction costs, which could negatively impact the Funds’ ability to achieve their investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, a Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Funds incur in effecting trades. In addition, the Adviser monitors trades by APs for patterns of abusive trading, and the Funds reserve the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Funds or otherwise are not in the best interests of the Funds. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares of the Funds.

Dividends, Other Distributions and Taxes

Dividends and Other Distributions

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by each Fund. Each Fund also intends to distribute its net realized capital gains, if any, to shareholders annually. Dividends and other distributions may be declared and paid more frequently to comply with the distribution requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, and to avoid a federal excise tax imposed on regulated investment companies.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•	Your Fund makes distributions,

•	You sell your Shares (including when you exchange Shares for shares of another ETF), and

•	You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid at least annually by each Fund. Each Fund also may pay a special distribution at the end of a calendar year to comply with federal tax requirements and/or to minimize or eliminate federal tax liability. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or Shares (if reinvestment is available from the broker through whom you purchased your Shares).

Dividends paid to you out of a Fund’s net investment income and net realized short-term capital gains, if any, are taxable as ordinary income. Although (1) a Fund’s dividends attributable to its “qualified dividend income” generally will be subject to federal income tax for individual and certain other non-corporate shareholders (each, an “individual shareholder”) who satisfy certain restrictions with respect to their Shares at the lower maximum rates for long-term capital gains described in the next paragraph and (2) a portion of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations, each Fund does not expect to distribute a significant amount of dividends eligible for those lower rates or deduction.

Distributions to you of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares. Those gains of individual shareholders generally are subject to federal income tax at the maximum rates of 15% (20% for certain high income taxpayers).

Distributions to you in excess of a Fund’s current and accumulated earnings and profits, if any, are treated as a tax-free return of capital to the extent of your basis in your Shares and as capital gain thereafter. A distribution will reduce a Fund’s NAV per Share and may be taxable to you (as ordinary income or long-term capital gain) even though, from an investment standpoint, the distribution constitutes a partial return of capital.

By law, a Fund is required to withhold 28% of distributions otherwise payable to you if you are an individual shareholder and have not provided a correct social security number or other taxpayer identification number or otherwise are subject to backup withholding.

There is a risk that the tax treatment of futures, options, and options on futures may be affected by future regulatory or legislative changes that could affect the character, timing, and/or amount of a Fund’s taxable income or gains and distributions.

Taxes on Share Sales

Any capital gain or loss you realize upon a sale of Shares generally is treated as long-term capital gain or loss if you held the Shares for more than one year and as short-term capital gain or loss if you held the Shares for one year or less. Your ability to deduct capital losses realized on a sale of Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP that exchanges securities for a Creation Unit generally will recognize a capital gain or loss equal to the difference between the market value of the Creation Unit and the sum of the AP’s aggregate basis in the securities surrendered plus any cash component paid. An AP that redeems a Creation Unit in exchange for securities generally will recognize a capital gain or loss equal to the difference between the AP’s basis in the Creation Unit and the aggregate market value of the securities received plus or minus an amount, if any, equal to the difference between the NAV of the redeemed Shares, as next determined after receipt of a request in proper form, and the value of those securities. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for a Creation Unit, or of a Creation Unit for securities, cannot be deducted currently under the rules governing “wash sales,” or on the ground that there has been no significant change in the AP’s economic position. An AP exchanging securities should consult its own tax advisor(s) with respect to whether wash sale rules apply and when a loss otherwise might not be deductible.

Any capital gain or loss realized upon redemption of a Creation Unit generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem one or more Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at the price thereof.

Foreign Income Taxes

Certain foreign governments levy withholding or other taxes on dividend and interest income. A Fund also may be subject to foreign income taxes with respect to other income. Although in some countries a portion of these taxes may be recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.

A Fund may elect to pass its credits for foreign income taxes, subject to certain limitations, through to its shareholders for a taxable year if more than 50% of its assets at the close of the year, by value, consists of stock and securities of foreign corporations. If a Fund makes this election, each shareholder will be treated as having paid a proportionate share of the Fund’s foreign income taxes, but the shareholder must include an equal amount in gross income.

The foregoing discussion summarizes some of the more important possible consequences under current federal, state and local tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to state, local, and/or foreign tax on a Fund’s distributions and sales and/or redemptions of Shares. Consult your personal tax advisor(s) about the potential tax consequences of an investment in the Shares under all applicable tax laws.

Distributor

Invesco Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

Net Asset Value

The Bank of New York Mellon (“BNYM”) calculates each Fund’s NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day the NYSE is open. The NAV for each Fund will be calculated and disseminated daily on each day that the NYSE is open. NAV is calculated by deducting all of a Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. Generally, the portfolio securities are recorded in the NAV no later than trade date plus one day. All valuations are subject to review by the Trust’s Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price that day as of the close of the exchange where the security is primarily traded. Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they will be valued at the last sale or official closing price on the exchanges on which they primarily trade. Deposits, other obligations of U.S. and non-U.S. banks and financial institutions, and cash equivalents are valued at their daily account value. Options generally are valued at the closing price (and, if no closing price is available, at the mean of the last bid/ask quotations), generally from the exchange where such instruments principally trade. Futures contracts generally are valued based on quotations from a pricing vendor or market makers. Swaps generally are valued using pricing provided from independent pricing services.

Certain securities may not be listed on an exchange; typically, those securities are bought and sold by institutional investors in individually negotiated private transactions. Such securities, as well as listed securities whose market price is not readily available, will be valued using pricing provided from independent pricing services or by another method that the Adviser, in its judgment, believes will better reflect the security’s fair value in accordance with the Trust’s valuation policies and procedures approved by the Board.

Even when market quotations are available for portfolio securities, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when a Fund calculates its NAV. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index. This may adversely affect a Fund’s ability to track its Underlying Index. With respect to securities that primarily are listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

Fund Service Providers

BNYM, 101 Barclay Street, New York, New York 10286, is the administrator, custodian, transfer agent and fund accounting agent for each Fund.

Stradley Ronon Stevens & Young, LLP, 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606, and 1250 Connecticut Avenue, N.W., Suite 500, Washington, D.C. 20036, serves as legal counsel to the Trust.

[                    ], serves as the Funds’ independent registered public accounting firm. [                    ] is responsible for auditing the annual financial statements of the Funds and performs other related audit services.

Financial Highlights

The Funds are new and have no performance history as of the date of this Prospectus. Financial information for the Funds therefore is not available.

Index Provider

No entity that creates, compiles, sponsors or maintains an Underlying Index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of a Fund.

Neither the Adviser nor any affiliate of the Adviser has any rights to influence the selection of the securities in any Underlying Index.

Each Underlying Index is calculated and maintained by the Index Provider. The Index Provider is not affiliated with the Trust, the Adviser or the Distributor. Each Underlying Index is a trademark of the Index Provider and has been licensed for use for certain purposes by the Adviser. Each Fund is entitled to use its respective Underlying Index pursuant to a sub-licensing agreement with the Adviser.

Set forth below is a list of each Fund and its Underlying Index:

Fund	Underlying Index
PowerShares S&P 100® Equal Weight Portfolio	S&P 100® Equal Weight Index
PowerShares S&P 500® Equal Weight Portfolio	S&P 500® Equal Weight Index Total Return
PowerShares S&P 500® Equal Weight Consumer Discretionary Portfolio	S&P 500® Equal Weight Index Consumer Discretionary Total Return
PowerShares S&P 500® Equal Weight Consumer Staples Portfolio	S&P 500® Equal Weight Index Consumer Staples Total Return
PowerShares S&P 500® Equal Weight Energy Portfolio	S&P 500® Equal Weight Index Energy Total Return
PowerShares S&P 500® Equal Weight Financials Portfolio	S&P 500® Equal Weight Index Financials Total Return
PowerShares S&P 500® Equal Weight Health Care Portfolio	S&P 500® Equal Weight Index Health Care Total Return
PowerShares S&P 500® Equal Weight Industrials Portfolio	S&P 500® Equal Weight Index Industrials Total Return
PowerShares S&P 500® Equal Weight Materials Portfolio	S&P 500® Equal Weight Index Materials Total Return
PowerShares S&P 500® Equal Weight Real Estate Portfolio	S&P 500® Equal Weight Real Estate Index
PowerShares S&P 500® Equal Weight Technology Portfolio	S&P 500® Equal Weight Index Information Technology Total Return
PowerShares S&P 500® Equal Weight Utilities Portfolio	S&P 500® Equal Weight Index Telecommunication Services & Utilities Total Return
PowerShares S&P 500® Pure Growth Portfolio	S&P 500® Pure Growth Index Total Return
PowerShares S&P 500® Pure Value Portfolio	S&P 500® Pure Value Index Total Return
PowerShares S&P 500® Top 50 Portfolio	S&P 500® Top 50 Index
PowerShares S&P MidCap 400® Equal Weight Portfolio	S&P MidCap 400® Equal Weight Index
PowerShares S&P MidCap 400® Pure Growth Portfolio	S&P MidCap 400® Pure Growth Index Total Return
PowerShares S&P MidCap 400® Pure Value Portfolio	S&P MidCap 400® Pure Value Index Total Return
PowerShares S&P SmallCap 600® Equal Weight Portfolio	S&P SmallCap 600® Equal Weight Index
PowerShares S&P SmallCap 600® Pure Growth Portfolio	S&P SmallCap 600® Pure Growth Index Total Return
PowerShares S&P SmallCap 600® Pure Value Portfolio	S&P SmallCap 600® Pure Value Index Total Return

Disclaimers

The S&P 100® Equal Weight Index, S&P 500® Equal Weight Index Total Return, S&P 500® Equal Weight Index Consumer Discretionary Total Return, S&P 500® Equal Weight Index Consumer Staples Total Return, S&P 500® Equal Weight Index Energy Total Return, S&P 500® Equal Weight Index Financials Total Return, S&P 500® Equal Weight Index Health Care Total Return, S&P 500® Equal Weight Index Industrials Total Return, S&P 500® Equal Weight Index Materials Total Return, S&P 500® Equal Weight

Real Estate Index, S&P 500® Equal Weight Index Information Technology Total Return, S&P 500® Equal Weight Index Materials Total Return, S&P 500® Equal Weight Index Telecommunication Services & Utilities Total Return, S&P 500® Pure Growth Index Total Return, S&P 500® Pure Value Index Total Return, S&P 500® Top 50 Index, S&P MidCap 400® Equal Weight Index, S&P MidCap 400® Pure Growth Index Total Return, S&P MidCap 400® Pure Value Index Total Return, S&P SmallCap 600® Equal Weight Index, S&P SmallCap 600® Pure Growth Index Total Return, and S&P SmallCap 600® Pure Value Index Total Return (the “S&P Indices”) are a product of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by the Adviser. Standard & Poor’s ®, S&P®, S&P 100®, S&P 500®, S&P 500® Equal Weight, S&P 500® Equal Weight Consumer Discretionary, S&P 500® Equal Weight Consumer Staples, S&P 500® Equal Weight Energy, S&P 500® Equal Weight Financials, S&P 500® Equal Weight Health Care, S&P 500® Equal Weight Industrials, S&P 500® Equal Weight Materials, S&P 500® Equal Weight Real Estate, S&P 500® Equal Weight Information Technology, S&P 500® Equal Weight Materials, S&P 500® Equal Weight Telecommunication Services & Utilities, S&P 500® Pure Growth, S&P 500® Pure Value, S&P MidCap 400®, S&P MidCap 400® Pure Growth, S&P MidCap 400® Pure Value, S&P SmallCap 600®, S&P SmallCap 600® Pure Growth and S&P SmallCap 600® Pure Value are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones ® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Adviser. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P Indices to track general market performance. S&P Dow Jones Indices’ only relationship to the Adviser with respect to the S&P Indices is the licensing of the S&P Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to the Adviser or the Funds. S&P Dow Jones Indices have no obligation to take the needs of the Adviser or the owners of the Funds into consideration in determining, composing or calculating the S&P Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which each Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the S&P Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE ADVISER, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

The Adviser does not guarantee the accuracy and/or the completeness of an Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, restatements, re-

calculations or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by a Fund, owners of the Shares or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

Premium/Discount Information

Information on the daily NAV per Share for each Fund, once available, will be found at www.powershares.com. Additionally, information regarding how often the Shares of each Fund traded on the Exchange at a price above (at a premium) or below (at a discount) the NAV of the Fund during the prior calendar year and subsequent quarters, when available, will be found at www.powershares.com.

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies (and companies relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act) in the securities of other investment companies. However, registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust on behalf of the Fund prior to exceeding the limits imposed by Section 12(d)(1). Additionally, each Fund is permitted to invest in other registered investment companies beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in another exemptive order that the SEC has issued to the Trust. If a Fund relies on this exemptive relief, however, other investment companies may not invest in the Fund beyond the statutory provisions of Section 12(d)(1).

Continuous Offering

The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms also should note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3)(C) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act only is available with respect to transactions on a national exchange.

Delivery of Shareholder Documents—Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the Prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For More Information

For more detailed information on the Funds and Shares, you may request a copy of the Trust’s SAI. The SAI provides detailed information about the Funds and is incorporated by reference into this Prospectus. This means that the SAI legally is a part of this Prospectus. Additional information about the Funds’ investments also will appear in the Funds’ Annual and Semi-Annual Reports to Shareholders, when available. In the Funds’ Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its most recent fiscal year. If you have questions about the Funds or Shares or you wish to obtain the SAI, Annual Report and/or Semi-Annual Report, when available, free of charge, or to make shareholder inquiries, please:

Call:	Invesco Distributors, Inc. at 1-800-983-0903 Monday through Friday 8:00 a.m. to 5:00 p.m. Central Time

Write:	PowerShares Exchange-Traded Fund Trust c/o Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, Texas 77046-1173

Visit:	www.powershares.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street NE, Washington, D.C. 20549, and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about a Fund and its Shares not contained in this Prospectus, and you should not rely on any other information. Read and keep this Prospectus for future reference.

Dealers effecting transactions in the Shares, whether or not participating in this distribution, generally are required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust’s registration number under the 1940 Act is 811-21265.

P-[ ]-PRO-1
PowerShares Exchange-Traded Fund Trust 3500 Lacey Road, Suite 700 Downers Grove, IL 60515 www.powershares.com 800.983.0903
@PowerShares

Subject to Completion – dated [                     ]

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Investment Company Act File No. 811-21265

PowerShares Exchange-Traded Fund Trust

STATEMENT OF ADDITIONAL INFORMATION

Dated [                     ]

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus dated [                    ], for the PowerShares Exchange-Traded Fund Trust (the “Trust”), relating to the series of the Trust listed below, as it may be revised from time to time (the “Prospectus”).

Fund	Principal U.S. Listing Exchange	Ticker
PowerShares S&P 100® Equal Weight Portfolio	NYSE Arca, Inc.	[	]
PowerShares S&P 500® Equal Weight Portfolio	NYSE Arca, Inc.	[	]
PowerShares S&P 500® Equal Weight Consumer Discretionary Portfolio	NYSE Arca, Inc.	[	]
PowerShares S&P 500® Equal Weight Consumer Staples Portfolio	NYSE Arca, Inc.	[	]
PowerShares S&P 500® Equal Weight Energy Portfolio	NYSE Arca, Inc.	[	]
PowerShares S&P 500® Equal Weight Financials Portfolio	NYSE Arca, Inc.	[	]
PowerShares S&P 500® Equal Weight Health Care Portfolio	NYSE Arca, Inc.	[	]
PowerShares S&P 500® Equal Weight Industrials Portfolio	NYSE Arca, Inc.	[	]
PowerShares S&P 500® Equal Weight Materials Portfolio	NYSE Arca, Inc.	[	]
PowerShares S&P 500® Equal Weight Real Estate Portfolio	NYSE Arca, Inc.	[	]
PowerShares S&P 500® Equal Weight Technology Portfolio	NYSE Arca, Inc.	[	]
PowerShares S&P 500® Equal Weight Utilities Portfolio	NYSE Arca, Inc.	[	]
PowerShares S&P 500® Pure Growth Portfolio	NYSE Arca, Inc.	[	]
PowerShares S&P 500® Pure Value Portfolio	NYSE Arca, Inc.	[	]
PowerShares S&P 500® Top 50 Portfolio	NYSE Arca, Inc.	[	]
PowerShares S&P MidCap 400® Equal Weight Portfolio	NYSE Arca, Inc.	[	]
PowerShares S&P MidCap 400® Pure Growth Portfolio	NYSE Arca, Inc.	[	]
PowerShares S&P MidCap 400® Pure Value Portfolio	NYSE Arca, Inc.	[	]
PowerShares S&P SmallCap 600® Equal Weight Portfolio	NYSE Arca, Inc.	[	]
PowerShares S&P SmallCap 600® Pure Growth Portfolio	NYSE Arca, Inc.	[	]
PowerShares S&P SmallCap 600® Pure Value Portfolio	NYSE Arca, Inc.	[	]

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, Invesco Distributors, Inc. (the “Distributor”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173, or by calling toll free 1-800-983-0903.

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2

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of [64] Funds. This SAI relates to 21 series of the Trust: PowerShares S&P 100® Equal Weight Portfolio, PowerShares S&P 500® Equal Weight Portfolio, PowerShares S&P 500® Equal Weight Consumer Discretionary Portfolio, PowerShares S&P 500® Equal Weight Consumer Staples Portfolio, PowerShares S&P 500® Equal Weight Energy Portfolio, PowerShares S&P 500® Equal Weight Financials Portfolio, PowerShares S&P 500® Equal Weight Health Care Portfolio, PowerShares S&P 500® Equal Weight Industrials Portfolio, PowerShares S&P 500® Equal Weight Materials Portfolio, PowerShares S&P 500® Equal Weight Real Estate Portfolio, PowerShares S&P 500® Equal Weight Technology Portfolio, PowerShares S&P 500® Equal Weight Utilities Portfolio, PowerShares S&P 500® Pure Growth Portfolio, PowerShares S&P 500® Pure Value Portfolio, PowerShares S&P 500® Top 50 Portfolio, PowerShares S&P MidCap 400® Equal Weight Portfolio, PowerShares S&P MidCap 400® Pure Growth Portfolio, PowerShares S&P MidCap 400® Pure Value Portfolio, PowerShares S&P SmallCap 600® Equal Weight Portfolio, PowerShares S&P SmallCap 600® Pure Growth Portfolio and PowerShares S&P SmallCap 600® Pure Value Portfolio (each, a “Fund” and collectively, the “Funds”). Each Fund is “non-diversified,” and as such, the Fund’s investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Funds are referred to in this SAI as “Shares.”

The investment objective of each Fund (except the PowerShares S&P MidCap 400® Equal Weight Portfolio and the PowerShares S&P SmallCap 600® Equal Weight Portfolio) is to replicate as closely as possible, before fees and expenses, the performance of its respective benchmark index (an “Underlying Index”). The investment objective of each of PowerShares S&P MidCap 400® Equal Weight Portfolio and PowerShares S&P SmallCap 600® Equal Weight Portfolio is to correspond as closely as possible, before fees and expenses, to the price and yield performance of its respective Underlying Index.

Each Fund’s investment objective is non-fundamental and may be changed without the consent of the holders of a majority of each Fund’s outstanding shares. Additional information concerning each Fund’s investment objective and principal investment strategies is contained in the Funds’ Prospectus.

Invesco PowerShares Capital Management LLC (the “Adviser”), an indirect, wholly-owned subsidiary of Invesco Ltd., manages the Funds.

Each Fund issues and redeems Shares at net asset value (“NAV”) only in aggregations of 50,000 Shares (each a “Creation Unit” or a “Creation Unit Aggregation”). Each Fund generally issues and redeems Creation Units principally in exchange for a basket of securities included in its Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus certain transaction fees. However, each Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash.

Each Fund is expected to be approved for listing, subject to notice of issuance, on NYSE Arca, Inc. (the “Exchange”). Shares will trade throughout the day on the Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of a Fund, the Trust may decrease the number of Shares in a Creation Unit.

Each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section. To offset the added brokerage and other transaction costs a Fund incurs with using cash to purchase the requisite Deposit Securities, during each instance of cash creations or redemptions, the Funds may impose transaction fees that will be higher than the transaction fees associated with in-kind creations or redemptions. For more information, see the section below titled “Creation and Redemption of Creation Unit Aggregations.”

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EXCHANGE LISTING AND TRADING

There can be no assurance that a Fund, once listed, will continue to meet the requirements of the Exchange necessary to maintain the listing of its Shares. The Exchange may, but is not required to, remove the Shares from listing if: (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares for 30 or more consecutive trading days; (ii) the value of a Fund’s Underlying Index no longer is calculated or available; or (iii) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on such Exchange inadvisable. The Exchange will remove the Shares from listing and trading upon termination of a Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

In order to provide additional information regarding the indicative value of Shares of the Funds, the Exchange or a market data vendor will disseminate every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means, an updated “intraday indicative value” (“IOPV” or “IIV”) for a Fund, as calculated by an information provider or market data vendor. The Trust is not involved in, or responsible for any aspect of, the calculation or dissemination of the IIVs and makes no representation or warranty as to the accuracy of the IIVs.

Shares of the Funds are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares of the Funds or any member of the public regarding the ability of a Fund to track the total return performance of an Underlying Index or the ability of an Underlying Index to track stock market performance. The Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of an Underlying Index, nor in the determination of the timing of, prices of, or quantities of Shares of the Funds to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the Shares of the Funds in connection with the administration, marketing, or trading of the Shares of the Funds.

The Exchange does not guarantee the accuracy and/or the completeness of an Underlying Index or the data included therein. The Exchange makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Funds, owners of the Shares, or any other person or entity from the use of an Underlying Index or the data included therein. The Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to an Underlying Index or the data included therein. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

INVESTMENT RESTRICTIONS

Each Fund has adopted as fundamental policies the investment restrictions numbered (1) through (7) below. Except as otherwise noted below, each Fund, as a fundamental policy, may not:

(1) Invest 25% or more of the value of its net assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(2) Borrow money, except that the Fund may borrow money to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act.

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(3) Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”) in connection with the purchase and sale of portfolio securities.

(4) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.

(5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7) Issue senior securities, except as permitted under the 1940 Act.

Except for restrictions (2), (4)(ii) and (iii), and (7), if a Fund adheres to a percentage restriction at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of its portfolio, will not constitute a violation of that restriction. With respect to restrictions (2), (4)(ii) and (iii), and (7), in the event that a Fund’s borrowings, repurchase agreements and loans of portfolio securities at any time exceed 33  1/3% of the value of the Fund’s total assets (including the amount borrowed and the collateral received) less the Fund’s liabilities (other than borrowings or loans) due to subsequent changes in the value of the Fund’s assets or otherwise, within three days (excluding Sundays and holidays), the Fund will take corrective action to reduce the amount of its borrowings, repurchase agreements and loans of portfolio securities to an extent that such borrowings, repurchase agreements and loans will not exceed 33  1/3% of the value of the Fund’s total assets (including the amount borrowed and the collateral received) less the Fund’s liabilities (other than borrowings or loans).

The foregoing fundamental investment policies cannot be changed as to a Fund without approval by holders of a “majority of the Fund’s outstanding voting securities.” As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund’s Shares present at a meeting, if the holders of more than 50% of the Fund’s Shares are present or represented by proxy, or (ii) more than 50% of the Fund’s Shares, whichever is less.

In addition to the foregoing fundamental investment policies, each Fund also is subject to the following non-fundamental investment restrictions and policies, which may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. The Fund may not:

(1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

(4) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

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(5) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

Each Fund’s investment objective is a non-fundamental policy that the Board may change without approval by shareholders upon 60 days’ written notice to shareholders.

In accordance with the 1940 Act, each Fund (except PowerShares S&P 100® Equal Weight Portfolio, PowerShares S&P 500® Equal Weight Portfolio, PowerShares S&P 500® Pure Growth Portfolio, PowerShares S&P 500® Pure Value Portfolio and PowerShares S&P 500® Top 50 Portfolio) has adopted a non-fundamental policy to invest in securities suggested by such Fund’s name (each, an “80% investment policy”). Each Fund with such a policy considers securities suggested by its name to be those securities that comprise its Underlying Index. Therefore, each such Fund anticipates meeting its 80% investment policy because it already is required to invest at least 90% of its total assets in securities that comprise its respective Underlying Index, in accordance with its principal investment strategies and the terms of the Trust’s exemptive relief. Each such Fund will provide its shareholders with at least 60 days’ prior written notice of any change to its 80% investment policy.

INVESTMENT STRATEGIES AND RISKS

Investment Strategies

The investment objective of each Fund (except the PowerShares S&P MidCap 400® Equal Weight Portfolio and the PowerShares S&P SmallCap 600® Equal Weight Portfolio) is to replicate as closely as possible, before fees and expenses, the performance of its respective benchmark index (an “Underlying Index”). The investment objectives of the PowerShares S&P MidCap 400® Equal Weight Portfolio and the PowerShares S&P SmallCap 600® Equal Weight Portfolio is to correspond as closely as possible, before fees and expenses, to the price and yield performance of its respective Underlying Index. Each Fund seeks to achieve its investment objective by investing primarily in securities that comprise its Underlying Index. Each Fund operates as an index fund and will not be actively managed.

Each Fund (except the PowerShares S&P MidCap 400® Equal Weight Portfolio and the PowerShares S&P SmallCap 600® Equal Weight Portfolio) attempts to replicate, before fees and expenses, the performance of its Underlying Index by generally investing in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index, although such Fund may use sampling techniques for the purpose of complying with regulatory or investment restrictions or when sampling is deemed appropriate to track an Underlying Index. “Replication” refers to investing in substantially all of the securities in an Underlying Index in approximately the same proportions as in the Underlying Index.

Investment Risks

A discussion of the principal risks associated with an investment in the Funds is contained in the Funds’ Prospectus in the “Summary Information—Principal Risks of Investing in the Fund,” “Additional Information About the Funds’ Strategies and Risks—Principal Risks of Investing in the Funds” and “—Additional Risks of Investing in the Funds” sections. The discussion below supplements, and should be read in conjunction with, these sections.

An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio holdings may fluctuate in accordance with changes in the financial condition of an issuer of the portfolio securities, the value of securities in general and other factors that affect the market.

An investment in a Fund also should be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of the issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio holdings and thus in the value of Shares). Securities are susceptible to general securities market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of the companies issuing the securities change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

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The Funds are not actively managed, and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from a Fund’s portfolio unless the respective index provider removes the securities from such Fund’s Underlying Index.

Correlation and Tracking Error. Correlation measures the degree of association between the returns of a Fund and its Underlying Index. Each Fund seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would indicate perfect correlation. Correlation is calculated at a Fund’s fiscal year-end by comparing the Fund’s average monthly total returns, before fees and expenses, to its Underlying Index’s average monthly total returns over the prior one-year period or since inception if the Fund has been in existence for less than one year. Another means of evaluating the degree of correlation between the returns of a Fund and its Underlying Index is to assess the “tracking error” between the two. Tracking error means the variation between a Fund’s annual return and the return of its Underlying Index, expressed in terms of standard deviation. Each Fund seeks to have a tracking error of less than 5%, measured on a monthly basis over a one-year period by taking the standard deviation of the difference in the Fund’s returns versus the Underlying Index’s returns.

An investment in each Fund also should be made with an understanding that the Fund will not be able to replicate exactly the performance of its Underlying Index, because the total return that the securities generate will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of its Underlying Index. Also, to the extent that a Fund were to issue and redeem Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units principally in-kind.

In addition, the use of a representative sampling approach (which may arise for a number of reasons, including a large number of securities within an Underlying Index, or the limited assets of a Fund) may cause a Fund not to be as well correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in the proportions represented in such Underlying Index. It also is possible that, for short periods of time, a Fund may not fully replicate the performance of its Underlying Index due to the temporary unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances. Such events are unlikely to continue for an extended period of time because each Fund is required to correct such imbalances by means of adjusting the composition of its portfolio holdings. It also is possible that the composition of a Fund may not replicate exactly the composition of its Underlying Index if the Fund has to adjust its portfolio holdings to continue to qualify as a “regulated investment company” (a “RIC”) under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Tracking Error. The Funds may experience tracking error. A number of factors may contribute to a Fund’s tracking error. For example, the following factors may affect the ability of a Fund to achieve correlation with the performance of its Underlying Index: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) the Fund holding less than all of the securities in the Underlying Index and/or securities not included in the Underlying Index; (3) an imperfect correlation between the performance of instruments held by the Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) the Fund holding instruments traded in a market that has become illiquid or disrupted; (6) Fund share prices being rounded to the nearest cent; (7) changes to the Underlying Index that are not disseminated in advance; (8) the need to conform the Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or (9) early or unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions.

Equity Securities. Each Fund may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the

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value of equity securities in which a Fund invests will cause the NAV of the Fund to fluctuate. The value of equity securities may fall as a result of factors directly relating to the issuer, such as decisions made by its management or lower demand for its products or services. An equity security’s value also may fall because of factors affecting not just the issuer, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of an issuer’s equity securities also may be affected by changes in financial markets that are relatively unrelated to the issuer or its industry, such as changes in interest rates or currency exchange rates. Global stock markets, including the U.S. stock market, tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Each Fund may purchase equity securities traded in the United States on registered exchanges or the over-the-counter (“OTC”) market. Each Fund may invest in the types of equity securities described in more detail below.

•	Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•	Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks usually do not have voting rights. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of preferred stock take precedence over the claims of those who own common stock, but are subordinate to those of bond owners.

•	Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own convertible securities.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable nonconvertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

•	Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than do investments in larger capitalization companies. This increased risk may be due to greater business risks customarily associated with a smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the OTC market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or market averages in general.

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•	Master Limited Partnerships (“MLPs”). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate or oil and gas industries.

•	Warrants. As a matter of non-fundamental policy, the Funds do not invest in warrants. However, each Fund may, from time to time, receive warrants as a result of, for example, a corporate action or some other event affecting one or more of the companies in which the Fund invests. In such event, the Funds generally intend to hold such warrants until they expire. The Funds, however, reserve the right to exercise the warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

•	Rights. Each Fund may from time to time receive rights as a result of, for example, a corporate action or some other event affecting one or more of the companies in which the Fund invests. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a price lower than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Real Estate Investment Trusts (“REITs”). The PowerShares S&P 500® Equal Weight Real Estate Portfolio will invest a majority of its assets in REITs. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets certain definitional requirements under the Internal Revenue Code. The Internal Revenue Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Internal Revenue Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

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REITs in which the Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Internal Revenue Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Real Estate Securities. The PowerShares S&P 500® Equal Weight Real Estate Portfolio may be subject to the risks associated with the direct ownership of real estate because of its investment in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies which service the real estate business sector may also be affected by such risks.

Repurchase Agreements. Each Fund may enter into repurchase agreements with financial institutions. Repurchase agreements are transactions in which the purchaser buys a debt security from a financial institution and simultaneously commits to resell that security to the financial institution at an agreed upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. The Funds have adopted certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition is continually monitored by the Adviser. In addition, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, exercising the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. While there is no limit on the percentage of Fund assets that may be used in connection with repurchase agreements, it is the current policy of each Fund to not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s net assets. Repurchase agreements with maturities in excess of seven days but which are subject to an agreement obligating the counterparty to the repurchase agreement to repurchase the collateral within seven days are not subject to this policy. A Fund’s investments in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

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U.S. Government Securities. The Funds may invest in U.S. Government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, Freddie Mac, the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation.

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while still other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. As such, it is possible that issuers of U.S. Government securities will not have the funds to meet their payment obligations in the future. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. There is therefore a risk that U.S. Government securities may be adversely affected by changes in interest rates or a decline in the credit quality of the U.S. Government.

Although the U.S. Government has recently provided financial support to Fannie Mae and Freddie Mac, which are currently being operated under the conservatorship of the Federal Housing Finance Agency, there can be no assurance that it will support these in other government-sponsored enterprises in the future. Securities backed by the full faith and credit of the United States are generally considered to be among the most, if not the most, creditworthy investments available. While the U.S. Government has honored its credit obligations continuously for the last 200 years, political events have, at times, called into question whether the United States would default on its obligations. Such an event would be unprecedented and there is no way to predict its impact on the securities markets or the funds. However, it is very likely that default by the United States would result in losses to the funds.

Other Investment Companies. Each Fund may invest in the securities of other investment companies, including money market funds, exchange-traded funds, non-exchange traded U.S. registered open-end investment companies (mutual funds), closed-end investment companies, or non-U.S. investment companies traded on foreign exchanges beyond the limits permitted under the 1940 Act, subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust in 2012 pursuant to Section 12(d)(1)(J) of the 1940 Act (the “2012 Order”). Absent such exemptive relief, each Fund’s investments in investment companies would be limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets of investment companies in the aggregate. However, as a non-fundamental restriction, each Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

Under the pertinent terms of the 2012 Order, the Funds may invest in registered investment companies in excess of the limitations imposed by Sections 12(d)(1)(A) and 12(d)(1)(C) of the 1940 Act. The total amount of securities held by a Fund, both individually and when aggregated with all other shares of the acquired fund held by other registered investment companies or private investment pools advised by the Adviser or its affiliates (as well as shares held by the Adviser and its affiliates) cannot exceed 25% of the outstanding voting securities of the acquired investment company, and the none of these entities (including the Fund) may individually or collectively exert a controlling influence over the acquired investment company. The Funds may not rely on the 2012 Order to acquire an investment company that itself has ownership of investment company shares in excess of the limitations

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contained in Section 12(d)(1)(A) of the 1940 Act. To the extent necessary to comply with the provisions of the 1940 Act or the 2012 Order, on any matter upon which an underlying investment company’s shareholders are solicited to vote, the Adviser will vote the underlying investment company shares in the same general proportion as shares held by other shareholders of the underlying investment company.

In addition, the Trust previously obtained exemptive relief in 2007 that allows other investment companies to acquire shares of the Trust in excess of the limitations imposed by Section 12(d)(1)(A) (the “2007 Order”). This relief is conditioned on those acquiring funds obtaining a participation agreement signed by both the acquiring fund and the fund that it wishes to acquire in excess of the
12(d)(1)(A) limitations. If a Fund relies on the 2012 Order, it will not enter into a participation agreement pursuant to the 2007 Order, and if a Fund has a signed participation agreement in effect pursuant to the 2007 Order, it will not rely on the 2012 Order.

Non-Principal Investment Policies, Techniques and Risk Factors

The investment policies, techniques and risk factors described below are not considered to be principal to the management of the Funds. However, the Funds are permitted to, and may from time to time, engage in the investment activities described below if and when the Adviser determines that such activities will help the Funds to achieve their respective investment objectives. Shareholders will be notified if a Fund’s use of any of the non-principal investment policies, techniques or instruments described below represents a material change in the Fund’s principal investment strategies.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements as part of the Fund’s investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and each Fund intends to use the reverse repurchase technique only when it will be advantageous to the Fund. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Each Fund will establish a segregated account with the Trust’s custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund’s obligations in respect of reverse repurchase agreements. Although there is no limit on the percentage of fund assets that can be used in connection with reverse repurchase agreements, each Fund does not expect to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of its total assets.

[Futures and Options Transactions; CFTC Regulations. Each Fund may engage in futures transactions and options transactions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (the “CFTC”). A Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to gain exposure to a particular market, index, or instrument; or other risk management purposes. To the extent a Fund invests in futures, options on futures or other instruments subject to regulation by the CFTC, it will do so in reliance upon and in accordance with the Commodity Exchange Act (the “CEA”) and applicable CFTC regulations.

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With respect to each Fund, the Trust will file with the National Futures Association a notice claiming an exclusion pursuant to CFTC Rule 4.5 from the definition of “commodity pool operator” under the CEA and the rules of the CFTC promulgated thereunder, with respect to the Funds’ operation. Accordingly, the Funds will not be subject to registration or regulation as commodity pools or commodity pool operators. However, changes to a Fund’s investment strategies or investments may cause the Fund to lose the benefits of the exclusion and may trigger additional CFTC regulation. If a Fund becomes subject to CFTC regulation, the Fund may incur additional expenses. [In addition, as of the date of this SAI, the Adviser is not deemed to be a “commodity pool operator” or “commodity trading adviser” with respect to the advisory services it provides to the Funds.]

Each Fund may buy and sell index futures contracts with respect to any index that is traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, it is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If a Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

Each Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. Each Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. Each Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract.

Each Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. Each Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. Each Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. Each Fund may also cover its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser’s ability to predict movements in the

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prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.]

[Options. Each Fund may purchase and write (sell) put and call options on securities and on securities indices listed on national securities exchanges or traded in the OTC market as an investment vehicle for the purpose of realizing the Fund’s investment objective. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or OTC markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be “covered,” which means that a Fund will own an equal amount of the underlying foreign currency. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. The SEC staff has indicated that a written call option on a security may be covered if a Fund: (1) owns the security underlying the call until the option is exercised or expires; (2) holds an American-style call on the same security as the call written with an exercise price (a) no greater than the exercise price of the call written or (b) greater than the exercise price of the call written if the difference is maintained by the Fund in cash or other liquid assets designated on the Fund’s records or placed in a segregated account with the Fund’s custodian; (3) has an absolute and immediate right to acquire the security without additional cost (or if additional consideration is required, cash or other liquid assets in such amount have been segregated); or (4) segregates cash or other liquid assets on the Fund’s records or with the custodian in an amount equal to (when added to any margin on deposit) the current market value of the call option, but not less than the exercise price, marked to market daily. If the call option is exercised by the purchaser during the option period, the seller is required to deliver the underlying security against payment of the exercise price or pay the difference. The seller’s obligation terminates upon expiration of the option period or when the seller executes a closing purchase transaction with respect to such option.

All put options written by a Fund will be covered by: (1) segregating cash, cash equivalents, such as U.S. Treasury securities or overnight repurchase agreements, or other liquid assets on the Fund’s records or with the custodian having a value at least equal to exercise price of the option (less cash received, if any); or (2) holding a put option on the same security as the option written where the exercise price of the written put option is (i) equal to or higher than the exercise price of the option written or (ii) less than the exercise price of the option written provided the Fund segregates cash or other liquid assets in the amount of the difference.

Each Fund may trade put and call options on securities, securities indices and currencies, as the Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations.

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the purchase of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

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Each Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

Each Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

Each Fund may purchase and write options on an exchange or OTC market. OTC options differ from exchange-traded options in several important respects. OTC options are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is determined normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.]

[Swap Agreements. Each Fund may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, and credit default swaps. A Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Forms of swap agreements include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is a credit default swap. A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection.

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In contrast, the buyer of credit protection would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund purchasing the credit protection.

Each Fund also may enhance income by selling credit protection or attempt to mitigate credit risk by buying protection. Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.

Most swap agreements (but generally not credit default swaps) a Fund may enter into calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s obligations (or rights) under a swap agreement would generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund’s illiquid investment limitations. A Fund would not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. In addition, the secondary market for swap agreements may be less liquid, making them difficult to sell when a Fund determines to do so. The possible lack of a liquid secondary market for a swap agreement and the resulting inability of a Fund to sell a swap agreement could expose the Fund to losses and could make the swap agreement more difficult for the Fund to value accurately. Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Each Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Like any contract, swap agreements are subject to certain early termination events, including: failure to make payments when they become due; insolvency of either party to the swap agreement; the occurrence of an event that makes part of the swap agreement unable to be performed due to causes that are outside the control of the parties, such as natural disasters; or where a change in law renders the swap agreement ineffective or illegal.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/ dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap agreement or to the default of a reference

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obligation. A Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of credit protection. In cases where a Fund is the seller of credit protection, if the credit default swap provides for physical settlement, the Fund generally would earmark and reserve the full notional amount of the credit default swap.

Swap agreements may be either fully funded or unfunded. Unfunded swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to such swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If a swap counterparty defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap agreement will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by a custodian.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the OTC market. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments will ultimately require the clearing and exchange-trading of many OTC derivative instruments that the CFTC and SEC recently defined as “swaps.” Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing. The Adviser will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Funds’ ability to enter into swap agreements.

A fully funded total return swap agreement requires a Fund to make an upfront lump sum payment to the counterparty in return for the counterparty paying the investment return on an underlying “basket” or portfolio of assets. In return, the counterparty makes payments to the Fund that reflect the returns (if any) on the assets referenced by the swap agreement. The counterparty to a fully funded swap agreement generally will physically invest in the basket or portfolio of assets referenced by the swap agreement in order to manage the risk that it becomes unable to meet its payment obligations under the swap agreement.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.]

Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Funds may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by S&P, or, if unrated, of comparable quality, as the Adviser determines; (iv) repurchase agreements; and (v) money market mutual funds, including affiliated money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

[Short Sales. Each Fund may engage in short sales transactions in which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund may also use repurchase agreements to satisfy delivery obligations in short sale transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

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If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund’s short position. The Fund may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.]

[When-Issued and Delayed-Delivery Securities. Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. Each Fund will also establish a segregated account with the Fund’s custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund’s NAV or income will be adversely affected by the Fund’s purchase of securities on a when-issued or delayed-delivery basis.]

[Zero Coupon Bonds. While the Funds do not intend to do so, each Fund may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Funds may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of “Separate Trading of Registered Interest and Principal of Securities” (or “STRIPS”). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.]

Illiquid Securities. Each Fund may purchase or hold illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the Securities Act of 1933 (the “1933 Act”), but which can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund’s net assets in illiquid securities. If the percentage of a Fund’s net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term “illiquid securities” for this purpose means securities that cannot

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be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Under the current SEC staff guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Adviser considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a “safe harbor” from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are “illiquid” depending on the market that exists for the particular security. The Board of Trustees of the Trust (the “Board”) has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund may invest in to the Adviser.

Borrowing. While the Funds do not normally borrow funds for investment purposes, each Fund reserves the right to do so. Borrowing for investment purposes is a form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. A Fund also may enter into certain transactions, including reverse repurchase agreements, which can be viewed as constituting a form of leveraging by the Fund. Leveraging will exaggerate the effect on the NAV of a Fund of any increase or decrease in the market value of the Fund’s portfolio. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Generally, the Funds would use this form of leverage during periods when the Adviser believes that the Fund’s investment objective would be furthered.

Each Fund also may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous to the extent such liquidation would otherwise be required to meet redemption requests in cash. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, each Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. While the Funds do not anticipate doing so, each Fund is authorized to pledge (i.e., transfer a security interest in) portfolio securities in an amount up to one-third of the value of the Fund’s total assets in connection with any borrowing.

Cyber Security Risk. Investment companies, such as the Funds, and their service providers may be vulnerable to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to

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service the Funds’ operations, operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers, or various other forms of cyber security breaches. Cyber-attacks affecting the Funds or the Adviser, distributor, custodian, transfer agent, intermediaries and other third-party service providers may adversely affect the Funds and their shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For example, cyber-attacks may interfere with the processing of shareholder transactions, affect the Funds’ ability to calculate their NAVs, cause the release of private shareholder information or confidential company information, impede trading, subject the Funds to regulatory fines or financial losses, and cause reputational damage. The Funds may also incur additional costs for cyber security risk management efforts designed to mitigate or prevent the risk of cyber-attacks. Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber-attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Funds may invest, which could result in material adverse consequences for such issuers, and may cause the Funds’ investments in such portfolio companies to lose value. There can be no assurance that the Funds, the Funds’ service providers, or the issuers of the securities in which the Funds may invest will be able to prevent cyber-attacks or avoid losses or other adverse consequences relating to cyber-attacks or other information security breaches in the future.

PORTFOLIO TURNOVER

Each Fund calculates its portfolio turnover rate by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal period by the monthly average of the value of portfolio securities owned by the Fund during the fiscal period. A 100% portfolio turnover rate would occur, for example, if all of the portfolio securities (other than short-term securities) were replaced once during the fiscal period. Portfolio turnover rates will vary from year to year, depending on market conditions. At the date of this SAI, each Fund is new and has no operating history, and therefore portfolio turnover information is not yet available.

DISCLOSURE OF PORTFOLIO HOLDINGS

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. The Trust also discloses a complete schedule of each Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth fiscal quarters.

The Trust’s Forms N-Q and Forms N-CSR on behalf of each Fund will be available on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q and Forms N-CSR also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. The Trust’s Forms N-Q and Forms N-CSR will be available without charge, upon request, by calling 1-630-933-9600 or 1-800-983-0903 or by writing to PowerShares Exchange-Traded Fund Trust at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515.

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy.

The Funds’ portfolio holdings are disseminated publicly each day that the Funds are open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, for in-kind creations, a basket composition file, which includes the security names and share quantities to deliver in exchange for Shares, together with estimates and actual cash components, is disseminated publicly each day prior to the opening of the Exchange via www.powershares.com/capitalmarkets and the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of each Fund. The Trust, the Adviser and The Bank of New York Mellon (“BNYM” or the “Administrator”) will not disseminate non-public information concerning the Trust.

Access to information concerning the Funds’ portfolio holdings may be permitted at other times to personnel of third-party service providers, including the Funds’ custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers’ agreements with the Trust on behalf of the Funds.

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MANAGEMENT

The primary responsibility of the Board is to represent the interests of the Funds and to provide oversight of the management of the Funds. The Trust currently has eight Trustees. Six Trustees are not “interested,” as that term is defined in the 1940 Act, and have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser ( the “Independent Trustees”). One Trustee (the “Unaffiliated Trustee”) is an officer of a company that has engaged in securities transactions with clients advised by a sub-adviser to one or more funds in the “Fund Family” (as defined below), which clients do not include any of the Funds, but is not an affiliated person of the Adviser. The remaining Trustee (the “Interested Trustee”) is affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (defined below) that they oversee and other directorships, if any, that they hold are shown below. The “Fund Complex” includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the “Fund Family” consists of the Trust and four other exchange-traded fund trusts advised by the Adviser.

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustee During the Past 5 Years
Ronn R. Bagge — 1958 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Nominating and Governance Committee and Trustee	Chairman of the Nominating and Governance Committee and Trustee since 2003	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider).	[ ]	None

Todd J. Barre — 1957 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-2016); formerly Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank.	[ ]	None

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Marc M. Kole — 1960 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Audit Committee and Trustee	Chairman of the Audit Committee since 2008; Trustee since 2006	Senior Director of Finance, By The Hand Club for Kids (2015-Present); formerly: Chief Financial Officer, Hope Network (social services) (2008-2012); Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Chief Accounting Officer, Senior Vice President of Finance, Oxford Health Plans (2000-2004); Audit Partner, Arthur Andersen LLP (1996-2000).	[ ]	None

Yung Bong Lim — 1964 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Investment Oversight Committee and Trustee	Chairman of the Investment Oversight Committee since 2014; Trustee since 2013	Managing Partner, Residential Dynamics Group LLC (2008-Present); formerly, Managing Director, Citadel Investment Group, L.L.C. (1999-2007).	[ ]	None

Gary R. Wicker — 1961 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2013	Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries (publishing company) (2013-Present); formerly, Executive Vice President and Chief Financial Officer, Zondervan Publishing (a division of Harper Collins/NewsCorp) (2007-2012); Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999), divisions of The Thomson Corporation (information services provider).	[ ]	None

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Donald H. Wilson — 1959 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Board and Trustee	Chairman since 2012; Trustee since 2006	Chairman and Chief Executive Officer, Stone Pillar Advisors, Ltd. (2010-Present); President and Chief Executive Officer, Stone Pillar Investments, Ltd. (2016-Present); formerly, Chairman, President and Chief Executive Officer, Community Financial Shares, Inc. and Community Bank—Wheaton/Glen Ellyn (subsidiary) (2013-2015); Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006).	[ ]	None

*	This is the date the Independent Trustee began serving the Trust. He serves an indefinite term, until his successor is elected.

The Unaffiliated Trustee, his term of office and length of time served, his principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by the Unaffiliated Trustee and the other directorships, if any, held by the Unaffiliated Trustee, are shown below.

Name, Address and Year of Birth of Unaffiliated Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Unaffiliated Trustees	Other Directorships Held by Unaffiliated Trustee During the Past 5 Years
Philip M. Nussbaum—1961 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee**	Since 2007	Chairman, Performance Trust Capital Partners (2004-Present).	[ ]	None

*	This is the date the Unaffiliated Trustee began serving the Trust. He serves an indefinite term, until his successor is elected.
**	Effective May 18, 2016, Mr. Nussbaum became an Unaffiliated Trustee.

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The Interested Trustee and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee and the other directorships, if any, held by the Interested Trustee, are shown below.

Name, Address and Year of Birth of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustees	Other Directorships Held by Interested Trustee During the Past 5 Years
Kevin M. Carome — 1956 Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director, Secretary and General Counsel, Invesco Ltd. (2007-Present); Director, Invesco Advisers, Inc. (2009-Present); Director, Invesco Finance PLC, and Invesco Holding Company Limited; Director and Executive Vice President, Invesco Holding Company (US), Inc., Invesco Finance, Inc., Invesco Group Services, Inc., Invesco North American Holdings, Inc. and INVESCO Asset Management (Bermuda) Ltd.; Executive Vice President; (2008-Present); Invesco Investments (Bermuda) Ltd., Manager, Horizon Flight Works LLC; Director and Secretary, Invesco Services (Bahamas) Private Limited; formerly, Director and Chairman, INVESCO Funds Group, Inc., Senior Vice President, Secretary and General Counsel, Invesco Advisers, Inc. (2003-2006); Director, Invesco Investments (Bermuda) Ltd. (2008-2016); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP.	[ ]	None

*	This is the date the Interested Trustee began serving the Trust. He serves an indefinite term, until his successor is elected.

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Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During At Least Past 5 Years
Daniel E. Draper—1968 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	President and Principal Executive Officer	Since 2015	President and Principal Executive Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2015-Present); Chief Executive Officer and Principal Executive Officer (2016-Present) and Managing Director (2013-Present), Invesco PowerShares Capital Management LLC; Senior Vice President, Invesco Distributors, Inc. (2014-Present); formerly, Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2013-2015) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-2015); Managing Director, Credit Suisse Asset Management (2010-2013) and Lyxor Asset Management/Societe Generale (2007-2010).

Adam Henkel—1980 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chief Compliance Officer	Since 2017	Chief Compliance Officer of Invesco PowerShares Capital Management LLC (2017-Present); Chief Compliance Officer of PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2017-Present); formerly, Senior Counsel, Invesco, Ltd. (2013-2017); and Assistant Vice President, U.S. Bancorp Fund Services, LLC (2010-2013).

Steven M. Hill—1964 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President and Treasurer	Since 2013	Vice President and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2013-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Head of Global ETF Administration, Invesco PowerShares Capital Management LLC (2011-Present); Principal Financial and Accounting Officer – Investment Pools, Invesco PowerShares Capital Management LLC (2015-Present); formerly, Senior Managing Director and Chief Financial Officer, Destra Capital Management LLC and its subsidiaries (2010-2011); Chief Financial Officer, Destra Investment Trust and Destra Investment Trust II (2010-2011); Senior Managing Director, Claymore Securities, Inc. (2003-2010); and Chief Financial Officer, Claymore sponsored mutual funds (2003-2010).

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Peter Hubbard—1981 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2009	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Vice President and Director of Portfolio Management, Invesco PowerShares Capital Management LLC (2010-Present); formerly, Vice President of Portfolio Management, Invesco PowerShares Capital Management LLC (2008-2010); Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

Sheri Morris—1964 Invesco Management Group, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046	Vice President	Since 2012	President and Principal Executive Officer, The Invesco Funds (2016-Present); Treasurer, The Invesco Funds (2008-Present); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present) and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2012-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); formerly, Vice President and Principal Financial Officer, The Invesco Funds (2008-2016); Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust (2011-2013); Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

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Anna Paglia—1974 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Secretary	Since 2011	Secretary, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2011-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Head of Legal (2010-Present) and Secretary (2015-Present), Invesco PowerShares Capital Management LLC (2010-Present); Manager and Assistant Secretary, Invesco Indexing LLC (2017-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010); Associate Counsel at Barclays Global Investors Ltd. (2004-2006).

Rudolf E. Reitmann—1971 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2013	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2013-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Head of Global Exchange Traded Funds Services, Invesco PowerShares Capital Management LLC (2013-Present).

David Warren—1957 Invesco Canada Ltd. 5140 Yonge Street, Suite 800 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Managing Director—Chief Administrative Officer, Americas, Invesco PowerShares Capital Management LLC; Senior Vice President, Invesco Advisers, Inc. (2009-Present); Director, Invesco Inc. (2009-Present); Senior Vice President, Invesco Management Group, Inc. (2007-Present); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.); Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); Director, Invesco Corporate Class Inc. (2014-Present); Director, Invesco Global Direct Real Estate Feeder GP Ltd. (2015-Present); Director, Invesco Canada Holdings Inc. (2002-Present); Director, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée and Trimark Investments Ltd./Placements Trimark Ltée (2014-Present); Director, Invesco IP Holdings (Canada) Ltd. (2016-Present); Director, Invesco Global Direct Real Estate GP Ltd. (2015-Present); formerly, Executive Vice President and Chief Financial Officer, Invesco Inc. (2009-2015); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2000-2011).

*	This is the date the officer began serving the Trust. Each officer serves an indefinite term, until his or her successor is elected.

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Each Fund is newly established. As of the date of this SAI, none of the Trustees held equity securities in the Funds. [As of [December 31, 2016], each Trustee held in the aggregate over $100,000 in equity securities in all of the registered investment companies overseen by the Trustees.] The Share information for Messrs. Lim and Nussbaum include Shares of certain funds in which each of Mr. Lim and Mr. Nussbaum is deemed to be invested pursuant to the Trust’s deferred compensation plan (“DC Plan”), which is described below.

As of the date of this SAI, as to each Independent Trustee and Unaffiliated Trustee and his immediate family members, no person owned beneficially or of record, securities in an investment adviser or principal underwriter of the Funds, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Funds.

Board and Committee Structure. As noted above, the Board is responsible for oversight of the Funds, including oversight of the duties performed by the Adviser for each Fund under the investment advisory agreement between the Adviser and the Trust, on behalf of each Fund (the “Investment Advisory Agreement”). The Board generally meets in regularly scheduled meetings five times a year, and may meet more often as required. During the Trust’s fiscal year ended October 31, 2017, the Board held [                    ] meetings.

The Board has three standing committees, the Audit Committee, the Investment Oversight Committee and the Nominating and Governance Committee, and has delegated certain responsibilities to those Committees.

Messrs. Kole (Chair), Wicker and Wilson currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust’s independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm’s audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust’s internal controls over financial reporting. During the Trust’s fiscal year ended October 31, 2017, the Audit Committee held [                    ] meetings.

Messrs. Bagge, Barre, Lim (Chair) and Nussbaum currently serve as members of the Investment Oversight Committee. The Investment Oversight Committee has the responsibility, among other things, (i) to review fund investment performance, including tracking error and correlation to a Fund’s underlying index, (ii) to review any proposed changes to a Fund’s investment policies, comparative benchmark indices or underlying index, and (iii) to review a Fund’s market trading activities and portfolio transactions. During the Trust’s fiscal year ended October 31, 2017, the Investment Oversight Committee held [                    ] meetings.

Messrs. Bagge (Chair), Barre, Kole, Lim, Wicker and Wilson currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership and evaluate candidates for Board membership. The Board will consider recommendations for trustees from shareholders. Nominations from shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chairman of the Nominating and Governance Committee, as described below under the caption “Shareholder Communications.” During the Trust’s fiscal year ended October 31, 2017, the Nominating and Governance Committee held [                    ] meetings.

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Mr. Wilson, one of the Independent Trustees, serves as the chair of the Board (the “Independent Chair”). The Independent Chair, among other things, chairs the Board meetings, participates in the preparation of the Board agendas and serves as a liaison between, and facilitates communication among, the other Independent Trustees, the full Board, the Adviser and other service providers with respect to Board matters. The Chairs of the Audit Committee, Investment Oversight Committee and Nominating and Governance Committee also serve as liaisons between the Adviser and other service providers and the other Independent Trustees for matters pertaining to the respective Committee. The Board believes that its current leadership structure is appropriate taking into account the assets and number of Funds overseen by the Trustees, the size of the Board and the nature of theFunds’ business, as the Interested Trustees and officers of the Trust provide the Board with insight as to the daily management of the Funds while the Independent Chair promotes independent oversight of the Funds by the Board.

Risk Oversight. Each Fund is subject to a number of risks, including operational, investment and compliance risks. The Board, directly and through its Committees, as part of its oversight responsibilities, oversees the services provided by the Adviser and the Trust’s other service providers in connection with the management and operations of a Fund, as well as their associated risks. Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address these risks. The Board, directly and through its Committees, receives and reviews information from the Adviser, other service providers, the Trust’s independent registered public accounting firm, Trust counsel and counsel to the Independent Trustees to assist it in its oversight responsibilities. This information includes, but is not limited to, reports regarding a Fund’s investments, including Fund performance and investment practices, valuation of Fund portfolio securities, and compliance. The Board also reviews, and must approve any proposed changes to, a Fund’s investment objective, policies and restrictions, and reviews any areas of non-compliance with a Fund’s investment policies and restrictions. The Audit Committee monitors the Trust’s accounting policies, financial reporting and internal control system and reviews any internal audit reports impacting the Trust. As part of its compliance oversight, the Board reviews the annual compliance report issued by the Trust’s Chief Compliance Officer on the policies and procedures of the Trust and its service providers, proposed changes to those policies and procedures and quarterly reports on any material compliance issues that arose during the period.

Experience, Qualifications and Attributes. As noted above, the Nominating and Governance Committee is responsible for identifying, evaluating and recommending trustee candidates. The Nominating and Governance Committee reviews the background and the educational, business and professional experience of trustee candidates and the candidates’ expected contributions to the Board. Trustees selected to serve on the Board are expected to possess relevant skills and experience, time availability and the ability to work well with the other Trustees. In addition to those qualities and based on each Trustee’s experience, qualifications and attributes and the Trustees’ combined contributions to the Board, the following is a brief summary of the information that led to the conclusion that each Board member should serve as a Trustee.

Mr. Bagge has served as a trustee and Chairman of the Nominating and Governance Committee with the Fund Family since 2003. He founded YQA Capital Management, LLC in 1998 and has since served as a principal. Previously, Mr. Bagge was the owner and CEO of Electronic Dynamic Balancing Company from 1988 to 2001. He began his career as a securities analyst for institutional investors, including CT&T Asset Management and J.C. Bradford & Co. The Board considered that Mr. Bagge has served as a board member or advisor for several privately held businesses and charitable organizations and the executive, investment and operations experience that Mr. Bagge has gained over the course of his career and through his financial industry experience.

Mr. Barre has served as a trustee with the Fund Family since 2010. He served as Assistant Professor of Business at Trinity Christian College from 2010 to 2016. Previously, he served in various positions with BMO Financial Group/Harris Private Bank, including Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001). From 1983 to 1994, Mr. Barre was with the Office of the Manager of Investments at Commonwealth Edison Co. He also was a staff accountant at Peat Marwick Mitchell & Co. from 1981 to 1983. The Board considered the executive, financial and investment experience that Mr. Barre has gained over the course of his career and through his financial industry experience.

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Mr. Carome has served as a trustee with the Fund Family since 2010. He has served as the Senior Managing Director and General Counsel of Invesco Ltd. since 2006, and has held various senior executive positions with Invesco Ltd. since 2003. Previously, he served in various positions with Liberty Financial Companies, Inc., including Senior Vice President and General Counsel (2000-2001), General Counsel of certain investment management subsidiaries (1998-2000) and Associate General Counsel (1993-1998). Prior to his employment with Liberty Financial Companies, Inc., Mr. Carome was an associate with Ropes & Gray LLP. The Board considered Mr. Carome’s senior executive position with Invesco Ltd.

Mr. Kole has served as a trustee with the Fund Family since 2006 and Chairman of the Audit Committee since 2008. He has been the Senior Director of Finance of By The Hand Club for Kids since 2015. Previously, he was the Chief Financial Officer of Hope Network from 2008 to 2012 and he was the Assistant Vice President and Controller at Priority Health from 2005 to 2008, Senior Vice President of Finance of United Healthcare from 2004 to 2005, Chief Accounting Officer and Senior Vice President of Finance of Oxford Health Plans from 2000 to 2004 and Audit Partner at Arthur Andersen LLP from 1996 to 2000. The Board of the Trust has determined that Mr. Kole is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Kole has gained over the course of his career and through his financial industry experience.

Mr. Lim has served as a trustee with the Fund Family since 2013 and Chairman of the Investment Oversight Committee since 2014. He has been a Managing Partner of Residential Dynamics Group LLC since 2008. Previously, he was a Managing Director and the Head of the Securitized Products Group of Citadel Investment Group, L.L.C. (1999-2007). Prior to his employment with Citadel Investment Group, L.L.C., he was a Managing Director with Salomon Smith Barney. The Board considered the executive, financial and operations experience that Mr. Lim has gained over the course of his career and through his financial industry experience.

Mr. Nussbaum has served as a trustee with the Fund Family since 2003. He has served as the Chairman of Performance Trust Capital Partners since 2004 and was the Executive Vice President of Finance from 1994 to 1999. Mr. Nussbaum also served as Managing Director of the Communication Institute from 2002 to 2003. Prior to joining Performance Trust Capital Partners in 1994, he was a Vice President at Clayton Brown & Associates. Before that, he was a senior examiner with the Financial Markets Unit of the Federal Reserve Bank of Chicago. The Board considered the executive, financial, investment and operations experience that Mr. Nussbaum has gained over the course of his career and through his financial industry experience.

Mr. Wicker has served as a trustee with the Fund Family since 2013. He has served as Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries since 2013. Previously, he was the Executive Vice President and Chief Financial Officer of Zondervan Publishing from 2007 to 2012. Prior to his employment with Zondervan Publishing, he held various positions with divisions of The Thomson Corporation, including Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999). Prior to that, Mr. Wicker was Senior Manager in the Audit and Business Advisory Services Group of Price Waterhouse (1985-1996). The Board of the Trust has determined that Mr. Wicker is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wicker has gained over the course of his career and through his financial industry experience.

Mr. Wilson has served as a trustee with the Fund Family since 2006 and as the Independent Chair since 2012. He also served as lead Independent Trustee in 2011. He has served as the Chairman and Chief Executive Officer of Stone Pillar Advisors, Ltd. since 2010 and as President and Chief Executive Officer of Stone Pillar Investments, Ltd. since 2016. Previously, he was the Chairman, President and Chief Executive Officer of Community Financial Shares, Inc. and its subsidiary, Community Bank—Wheaton/Glen Ellyn (2013-2015). He also was the Chief Operating Officer (2007-2009) and Executive Vice President and Chief Financial Officer (2006-2007) of AMCORE Financial, Inc. Mr. Wilson also served as Senior Vice President and Treasurer of Marshall & Ilsley Corp. from 1995 to 2006. He started his career with the Federal Reserve Bank of Chicago, serving in several roles in the bank examination division and the economic research division. The Board of the Trust has determined that Mr. Wilson is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wilson has gained over the course of his career and through his financial industry experience.

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This disclosure is not intended to hold out any Trustee as having any special expertise and shall not impose greater duties, obligations or liabilities on the Trustees. The Trustees’ principal occupations during the past five years or more are shown in the above table.

For his services as a Trustee of the Trust and other trusts in the Fund Family, each Independent Trustee and Unaffiliated Trustee receives an annual retainer of $290,000 (the “Retainer”). The Retainer for the Independent Trustees is allocated half pro rata among all the funds in the Fund Family and the other half is allocated among all of the funds in the Fund Family based on average net assets. Mr. Wilson receives an additional $100,000 per year for his service as the Independent Chair, allocated in the same manner as the Retainer. The chair of the Audit Committee receives an additional fee of $28,000 per year and the chairs of the Investment Oversight Committee and the Nominating and Governance Committee each receive an additional fee of $17,000 per year, each allocated in the same manner as the Retainer. Prior to January 1, 2017, the Retainer was $250,000, and the additional fee for the Independent Chair was $78,000. Each Trustee also is reimbursed for travel and other out-of-pocket expenses incurred in attending Board and committee meetings. Effective July 1, 2016, the Adviser, on behalf of a Fund, compensates the Unaffiliated Trustee and reimburses the Unaffiliated Trustee’s travel and other out-of-pocket expenses.

The Trust’s DC Plan allows each Independent Trustee and Unaffiliated Trustee to defer payment of all or a portion of the fees that the Trustee receives for serving on the Board throughout the year. Each eligible Trustee generally may elect to have deferred amounts credited with a return equal to the total return on one to five of the funds of PowerShares Exchange-Traded Fund Trust II or the Trust that are offered as investment options under the DC Plan. At the Trustee’s election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of years designated by the Trustee. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured, and such amounts are subject to the claims of the creditors of the Funds. The Independent Trustees and the Unaffiliated Trustee are not eligible for any pension or profit sharing plan in their capacity as Trustees.

The following sets forth the fees paid to each Trustee for the fiscal year ended October 31, 2017.

Name of Trustee	Aggregate Compensation From Trust (1)			Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex (2)
Independent Trustees
Ronn R. Bagge	$	[	]	N/A	$	[	]
Todd J. Barre	$	[	]	N/A	$	[	]
Marc M. Kole	$	[	]	N/A	$	[	]
Yung Bong Lim	$	[	]	N/A	$	[	]
Gary R. Wicker	$	[	]	N/A	$	[	]
Donald H. Wilson	$	[	]	N/A	$	[	]
Unaffiliated Trustee
Philip M. Nussbaum	$	[	]	N/A	$	[	]
Interested Trustee
Kevin M. Carome		N/A		N/A		N/A

(1)	[Because the Funds had not commenced operations as of October 31, 2017, the Funds did not pay any portion of the amounts shown in this table.]
(2)	The amounts shown in this column represent the aggregate compensation paid by all funds of the trusts in the Fund Family (except as noted in the prior footnote) for the fiscal year ended October 31, 2017 before deferral by the Trustees under the DC Plan. During the fiscal year ended October 31, 2017, [both Mr. Lim and Mr. Nussbaum deferred 100% of their compensation.]

As of the date of this SAI, the Trustees and officers, as a group, owned none of each Fund’s outstanding Shares.

Principal Holders and Control Persons. Each Fund is new and, as of the date of this SAI, no person owned of record more than 5% of the outstanding Shares.

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Shareholder Communications. Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). Shareholders may send the communication to either the Trust’s office or directly to such Board members at the address specified for each Trustee. Management will review and generally respond to other shareholder communications sent to the Trust’s office that are not directly addressed and sent to the Board. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is rooted deeply in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Funds. The Adviser also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Invesco PowerShares Capital Management LLC, organized February 7, 2003, is located at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. Invesco Ltd. is the parent company of Invesco PowerShares Capital Management LLC, and is located at Two Peachtree Pointe, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Ltd. and its subsidiaries are an independent global investment management group.

Portfolio Managers. The Adviser uses a team of portfolio managers (the “Portfolio Managers”), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser’s extensive resources. [Peter Hubbard oversees all research, portfolio management and trading operations of the Adviser. In this capacity, he oversees a team of the Portfolio Managers responsible for the day-to-day management of the Funds. Mr. Hubbard receives management assistance from [Michael Jeanette], [Jonathan Nixon] and [Tony Seisser].]

As of [                    ], [Mr. Hubbard] managed [                    ] registered investment companies with a total of approximately $[        ] in assets, [                    ] other pooled investment vehicles with approximately $[        ] in assets and no other accounts.

As of [                    ], [Mr. Jeanette] managed [                    ] registered investment companies with a total of approximately $[        ] in assets, [                    ] other pooled investment vehicles with approximately $[        ] in assets and no other accounts.

As of [                    ], [Mr. Nixon] managed [                    ] registered investment companies with a total of approximately $[        ] in assets, [                    ] other pooled investment vehicles with approximately $[        ] in assets and no other accounts.

As of [                    ], [Mr. Seisser] managed [                    ] registered investment companies with a total of approximately $[        ] in assets, [                    ] other pooled investment vehicles with approximately $[        ] in assets and no other accounts.

Although the funds that the Portfolio Managers manage may have different investment strategies, the Adviser does not believe that management of the different funds presents a material conflict of interest for the Portfolio Manager or the Adviser.

Description of Compensation Structure. The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the Compensation Committee may approve the bonus in advance. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers.

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Portfolio Holdings. As of the date of this SAI, each Fund has not yet commenced investment operations, and none of the Portfolio Managers beneficially own any Shares.

Investment Advisory Agreement. [Pursuant to the Investment Advisory Agreement between the Adviser and the Trust, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, Acquired Fund Fees and Expenses, if any, interest, litigation expenses and other extraordinary expenses.] For the Adviser’s services, each Fund has agreed to pay an annual unitary management fee, equal to a percentage of its average daily net assets set forth in the chart below (the “Advisory Fee”).

Fund	Advisory Fee
PowerShares S&P 100® Equal Weight Portfolio	[0.40	%]
PowerShares S&P 500® Equal Weight Portfolio	[0.20	%]
PowerShares S&P 500® Equal Weight Consumer Discretionary Portfolio	[0.40	%]
PowerShares S&P 500® Equal Weight Consumer Staples Portfolio	[0.40	%]
PowerShares S&P 500® Equal Weight Energy Portfolio	[0.40	%]
PowerShares S&P 500® Equal Weight Financials Portfolio	[0.40	%]
PowerShares S&P 500® Equal Weight Health Care Portfolio	[0.40	%]
PowerShares S&P 500® Equal Weight Industrials Portfolio	[0.40	%]
PowerShares S&P 500® Equal Weight Materials Portfolio	[0.40	%]
PowerShares S&P 500® Equal Weight Real Estate Portfolio	[0.40	%]
PowerShares S&P 500® Equal Weight Technology Portfolio	[0.40	%]
PowerShares S&P 500® Equal Weight Utilities Portfolio	[0.40	%]
PowerShares S&P 500® Pure Growth Portfolio	[0.35	%]
PowerShares S&P 500® Pure Value Portfolio	[0.35	%]
PowerShares S&P 500® Top 50 Portfolio	[0.20	%]
PowerShares S&P MidCap 400® Equal Weight Portfolio	[0.40	%]
PowerShares S&P MidCap 400® Pure Growth Portfolio	[0.35	%]
PowerShares S&P MidCap 400® Pure Value Portfolio	[0.35	%]
PowerShares S&P SmallCap 600® Equal Weight Portfolio	[0.40	%]
PowerShares S&P SmallCap 600® Pure Growth Portfolio	[0.35	%]
PowerShares S&P SmallCap 600® Pure Value Portfolio	[0.35	%]

The Funds may invest in money market funds that are managed by affiliates of the Adviser. The indirect portion of the management fee that a Fund incurs through such investments is in addition to the Adviser’s management fee. Therefore, the Adviser has agreed to waive the fees that it receives in an amount equal to the indirect management fees that the Funds incur through their investments in such affiliated money market funds through [                    ]. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues in effect only if approved annually by the Board, including a majority of the Independent Trustees. The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund’s outstanding voting securities on 60 days’ written notice to the Adviser, or by the Adviser on 60 days’ written notice to the Fund.

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Payments to Financial Intermediaries. The Adviser, the Distributor and/or their affiliates may enter into contractual arrangements with certain broker-dealers and other financial intermediaries that the Adviser, the Distributor and/or their affiliates believe may benefit the Funds. Pursuant to such arrangements, the Adviser, the Distributor and/or their affiliates may provide cash payments or non-cash compensation to intermediaries for certain activities related to certain Funds. Such payments are designed to make registered representatives and other professionals more knowledgeable about exchange-traded products, including each Fund, or for other activities, such as participating in marketing activities and presentations, educational training programs, conferences, data collection and provision, technology support, the development of technology platforms and reporting systems. The Adviser, the Distributor and/or their affiliates also may pay intermediaries for certain printing, publishing and mailing costs associated with the Funds or materials relating to exchange-traded funds in general. As of the date of this SAI, the Adviser had such arrangements in place with Charles Schwab & Co., Inc. (“Schwab”).

In addition, the Adviser, the Distributor and/or their affiliates may make payments to intermediaries that make Shares available to their clients or for otherwise promoting the Funds. Payments of this type are sometimes referred to as revenue-sharing payments. Any payments made pursuant to such arrangements may vary in any year and may be different for different intermediaries. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. As of the date of this SAI, as amended or supplemented from time to time, the intermediaries receiving such payments include Pershing LLC. Any additions, modifications, or deletions to this list of financial intermediaries that have occurred since the date noted above are not included in the list.

Any payments described above by the Adviser, the Distributor and/or their affiliates will be made from their own assets and not from the assets of the Funds. Although a portion of the Adviser’s revenue comes directly or indirectly in part from fees paid by the Funds, payments to financial intermediaries are not financed by the Funds and therefore do not increase the price paid by investors for the purchase of shares of, or the cost of owning, a Fund or reduce the amount received by a shareholder as proceeds from the redemption of Fund Shares. As a result, such payments are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectuses.

The Adviser periodically assesses the advisability of continuing to make these payments. Payments to a financial intermediary may be significant to that intermediary, and amounts that intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the intermediary and its clients. For example, these financial incentives may cause the intermediary to recommend the Funds over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her intermediary firm.

Please contact your salesperson, adviser, broker or other investment professional for more information regarding any such payments or financial incentives his or her intermediary firm may receive. Any payments made, or financial incentives offered, by the Adviser, Distributor and/or their affiliates made to an intermediary may create the incentive for the intermediary to encourage customers to buy shares of the Funds.

Administrator. BNYM serves as administrator for the Funds. Its principal address is 101 Barclay Street, New York, New York 10286.

BNYM serves as Administrator for the Funds pursuant to a fund administration and accounting agreement (the “Administrative Services Agreement”). Under the Administrative Services Agreement, BNYM is obligated, on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Funds. BNYM generally will assist in many aspects of the Trust’s and the Funds’ operations, including accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as

34

maintained by other service providers), assist in preparing reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; and supply supporting documentation for meetings of the Board.

Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

Custodian, Transfer Agent and Fund Accounting Agent. BNYM, (the “Custodian” or “Transfer Agent”), located at 101 Barclay Street, New York, New York 10286, also serves as custodian for the Funds pursuant to a custodian agreement (the “Custodian Agreement”). As custodian, BNYM holds the Funds’ assets, calculates the NAV of Shares and calculates net income and realized capital gains or losses. BNYM also serves as transfer agent for the Funds pursuant to a transfer agency agreement (the “Transfer Agency Agreement”). Further, BNYM serves as Fund accounting agent pursuant to a fund accounting agreement (the “Fund Accounting Agreement”). As compensation for the foregoing services, BNYM may be reimbursed by the Funds for its out-of-pocket expenses, transaction fees and asset-based fees which are accrued daily and paid monthly.

Distributor. Invesco Distributors, Inc. (the “Distributor”) is the distributor of the Funds’ Shares. The Distributor’s principal address is 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The Distributor has entered into a distribution agreement (the “Distribution Agreement”) with the Trust pursuant to which it distributes the Funds’ Shares. Each Fund continuously offers Shares for sale through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Unit Aggregations.”

The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Aggregations. The Distributor does not distribute Shares in less than Creation Unit Aggregations. The Distributor will deliver the Prospectus (or the Summary Prospectus) and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of the Funds’ Shares. Such Soliciting Dealers also may be Participating Parties (as defined in “Procedures for Creation of Creation Unit Aggregations” below) and DTC Participants (as defined in “DTC Acts as Securities Depository for Shares” below).

Index Providers. No entity that creates, compiles, sponsors or maintains an Underlying Index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of the Funds.

Neither the Adviser nor any affiliate of the Adviser has any rights to influence the selection of the securities in the Underlying Indexes.

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Set forth below is a list of each Fund and the Underlying Index upon which it is based.

FUND	UNDERLYING INDEX
PowerShares S&P 100® Equal Weight Portfolio	S&P 100® Equal Weight Index
PowerShares S&P 500® Equal Weight Portfolio	S&P 500® Equal Weight Index Total Return
PowerShares S&P 500® Equal Weight Consumer Discretionary Portfolio	S&P 500® Equal Weight Index Consumer Discretionary Total Return
PowerShares S&P 500® Equal Weight Consumer Staples Portfolio	S&P 500® Equal Weight Index Consumer Staples Total Return
PowerShares S&P 500® Equal Weight Energy Portfolio	S&P 500® Equal Weight Index Energy Total Return
PowerShares S&P 500® Equal Weight Financials Portfolio	S&P 500® Equal Weight Index Financials Total Return
PowerShares S&P 500® Equal Weight Health Care Portfolio	S&P 500® Equal Weight Index Health Care Total Return
PowerShares S&P 500® Equal Weight Industrials Portfolio	S&P 500® Equal Weight Index Industrials Total Return
PowerShares S&P 500® Equal Weight Materials Portfolio	S&P 500® Equal Weight Index Materials Total Return
PowerShares S&P 500® Equal Weight Real Estate Portfolio	S&P 500® Equal Weight Real Estate Index
PowerShares S&P 500® Equal Weight Technology Portfolio	S&P 500® Equal Weight Index Information Technology Total Return
PowerShares S&P 500® Equal Weight Utilities Portfolio	S&P 500® Equal Weight Index Telecommunication Services & Utilities Total Return
PowerShares S&P 500® Pure Growth Portfolio	S&P 500® Pure Growth Index Total Return
PowerShares S&P 500® Pure Value Portfolio	S&P 500® Pure Value Index Total Return
PowerShares S&P 500® Top 50 Portfolio	S&P 500® Top 50 Index
PowerShares S&P MidCap 400® Equal Weight Portfolio	S&P MidCap 400® Equal Weight Index
PowerShares S&P MidCap 400® Pure Growth Portfolio	S&P MidCap 400® Pure Growth Index Total Return
PowerShares S&P MidCap 400® Pure Value Portfolio	S&P MidCap 400® Pure Value Index Total Return
PowerShares S&P SmallCap 600® Equal Weight Portfolio	S&P SmallCap 600® Equal Weight Index
PowerShares S&P SmallCap 600® Pure Growth Portfolio	S&P SmallCap 600® Pure Growth Index Total Return
PowerShares S&P SmallCap 600® Pure Value Portfolio	S&P SmallCap 600® Pure Value Index Total Return

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BROKERAGE TRANSACTIONS

The policy of the Adviser regarding purchases and sales of securities is to give primary consideration to obtaining the most favorable prices and efficient executions of transactions under the circumstances. Consistent with this policy, when securities transactions are effected on a stock exchange, the Adviser’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions various brokers generally charge. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement its policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates currently do not participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, the Adviser allocates transactions in such securities among the Funds, the several investment companies and clients in a manner deemed equitable to all. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price under the circumstances.

Affiliated Transactions. The Adviser may place trades with Invesco Capital Markets, Inc. (“ICMI”) a broker-dealer with whom it is affiliated, provided the Adviser determines that ICMI’s trade execution abilities and costs are at least comparable to those of non-affiliated brokerage firms with which the Adviser could otherwise place similar trades. ICMI receives brokerage commissions in connection with effecting trades for the Funds and, therefore, use of ICMI presents a conflict of interest for the Adviser. Trades placed through ICMI, including the brokerage commissions paid to ICMI, are subject to procedures adopted by the Board.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on June 9, 2000 pursuant to a Declaration of Trust (the “Declaration”).

The Trust is authorized to issue an unlimited number of shares in one or more series or “funds.” The Trust currently offers shares of [64] Funds. The Board has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges, without shareholder approval.

Each Share issued by a Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and other distributions declared by the Board with respect to the Fund and in the net distributable assets of the Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all the Funds of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, the Shares of that Fund will vote separately on such matter.

The Declaration provides that by becoming a shareholder of a Fund, each shareholder shall be held expressly to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund Shares are required to disclose information on direct or indirect ownership of Fund Shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund Shares may be disclosed by the Fund if so required by law or regulation. The Trust’s Declaration also provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund, or if a

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majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees. Following receipt of the demand, the Trustees have a period of 45 days to consider the demand. In their sole discretion, the Trustees may submit the matter to a vote of shareholders of the Trust, as appropriate. Any decision by the Trustees to bring, maintain or settle (or not to bring, maintain or settle) such court action, proceeding or claim, or to submit the matter to a vote of shareholders, shall be made by the Trustees in their business judgment and shall be binding upon the shareholders.

The Trust is not required, and does not intend to hold annual meetings of shareholders, but will call a special meeting of shareholders whenever required by the 1940 Act or by the terms of the Declaration. Shareholders owning more than 10% of the outstanding Shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust’s Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Trust’s Declaration also provides that a Trustee acting in his or her capacity of trustee is not liable personally to any person other than the Trust or its shareholders for any act, omission, or obligation of the Trust. The Declaration further provides that a Trustee or officer is liable to the Trust or its shareholders only for his or her bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law.

The Trust’s bylaws require that any action commenced by a Shareholder, directly or derivatively, against the Trust or a series thereof, its Trustees or officers, shall be brought only in the U.S. District Court for the Northern District of Illinois, or if such action may not be brought in that court, then such action shall be brought in Illinois state court (the “Chosen Courts”). The Trust, its Trustees and officers, and its Shareholders (a) waive any objection to venue in either Chosen Court and (b) waive any objection that either Chosen Court is an inconvenient forum.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Invesco Distributors, Inc., 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173.

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, a number of DTC Participants and the New York Stock Exchange, Inc. (“NYSE”) and FINRA own DTC. Access to the DTC system also is available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

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Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records DTC maintains (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such DTC Participant may transmit such notice, statement or communication, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board has delegated responsibility for decisions regarding proxy voting for securities each Fund holds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are summarized in Appendix A to this SAI. The Board periodically will review each Fund’s proxy voting record.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds also will be available at no charge upon request by calling 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. The Trust’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively, the “Ethics Codes”). The Ethics Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

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The Ethics Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor (“Access Persons”). Rule 17j-1 and the Ethics Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Ethics Codes, Access Persons may engage in personal securities transactions, but must report their personal securities transactions for monitoring purposes. The Ethics Codes permit personnel subject to the Ethics Codes to invest in securities subject to certain limitations, including securities that a Fund may purchase or sell. In addition, certain Access Persons must obtain approval before investing in initial public offerings or private placements. The Ethics Codes are on file with the SEC and are available to the public at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202.942.8090. The Ethics Codes are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. The Ethics Codes may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues Shares only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at its NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form. A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Delivery of Cash Component. The consideration for purchase of Creation Unit Aggregations of a Fund consists of the in-kind deposit of the Deposit Securities per each Creation Unit Aggregation constituting a substantial replication of the securities included in the relevant Underlying Index (“Fund Securities”) and the Cash Component computed as described below, plus any applicable Administrative or other transaction fees, as discussed below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund. However, each Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash (see “Cash Purchase Method” below).

The Cash Component also is sometimes called the “Balancing Amount.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Shares (per Creation Unit Aggregation) and the “Deposit Amount”—an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for the Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser, with a view to the investment objective of the Fund. The composition of the Deposit Securities also may change in response to adjustments to the weighting or composition of the securities of a Fund’s Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added to the Cash Component to replace any Deposit Security that: (i) may not be available in

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sufficient quantity for delivery, (ii) may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), (iii) might not be eligible for trading by an AP (as defined below) or the investor for which it is acting, or (iv) another relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC, and hence not eligible for transfer through the Clearing Process (discussed below), will be at the expense of a Fund and will affect the value of all Shares, but the Adviser may adjust the transaction fee within the parameters described below to protect ongoing shareholders. These adjustments will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of the Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Funds.

Cash Purchase Method. Although the Funds do not ordinarily permit Creation Unit Aggregations to be issued in exchange partially or primarily for cash, during periods when partial or full cash purchases of Creation Units are permitted, such purchases will be effected in essentially the same manner as in-kind purchases. In the case of a partial or full cash purchase, an AP (as defined below) must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. Such cash equivalent is referred to as the “Deposit Cash.”

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the “Book Entry Only System” section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “AP.” Investors should contact the Distributor for the names of APs that have signed a Participant Agreement. All Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

The Distributor must receive all orders to create Creation Unit Aggregations no later than the closing time of the regular trading session on the NYSE (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the Distributor must receive the order no later than 3:00 p.m., Eastern time on the trade date. With respect to in-kind creations, an AP may place a custom order where cash replaces any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders Using Clearing Process—All Funds” and the “Placement of Creation Orders Outside Clearing Process—Domestic Equity Funds and—Foreign Equity Funds” sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

All orders from investors who are not APs to create Creation Unit Aggregations shall be placed with an AP in the form required by such AP. In addition, the AP may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an AP that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit

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Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Generally, orders to create Creation Units of the Funds will be placed through the Clearing Process utilizing procedures described below (see “—Placement of Creation Orders Using Clearing Process”). However, at times, orders to create Creation Units of the Funds may be placed outside the Clearing Process using different procedures (see “—Placement of Creation Orders Outside Clearing Process—Domestic Equity Funds”). While most of the Funds invest in domestic securities, some Funds invest in securities that are listed on exchanges outside of the United States. When delivering a basket comprised of such securities, an AP generally will place such orders outside the Clearing Process, by utilizing the procedures described below under “—Placement of Creation Orders Outside Clearing Process—Foreign Equity Funds.”

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on the Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. The delivery of Creation Unit Aggregations so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor (“T+2”).

Placement of Creation Orders Outside Clearing Process—Domestic Equity Funds. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The delivery of Creation Unit Aggregations so created will occur no later than T+2.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, by the “regular way” settlement date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor no later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., Eastern time, respectively, by the “regular way” settlement date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than T+2.

In accordance with a Fund’s Participant Agreement, Creation Unit Aggregations will be issued to an AP, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

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Additional transaction fees may be imposed with respect to transactions made in connection with the creation or redemption of Creation Units. (See “Creation and Redemption Transaction Fees” below.)

Placement of Creation Orders Outside Clearing Process—Foreign Equity Funds. A standard creation order must be placed by 4:00 p.m., Eastern time, for purchases of Shares. In the case of custom orders, the order must be received by the Transfer Agent no later than 3:00 p.m., Eastern time. The Transfer Agent will inform the Distributor, the Adviser and the Custodian upon receipt of a creation order. The Custodian will then provide such information to the appropriate sub-custodian.

With respect to foreign investments of the Funds, the Custodian shall cause the sub-custodian for each Fund to maintain an account into which the AP shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted cash purchase), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an AP on its behalf or another investor’s behalf by the closing time of the regular trading session on the applicable Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 11:00 a.m., Eastern time, on the contractual settlement date.

The AP must also make available no later than 11:00 a.m., Eastern time, on the contractual settlement date, by means approved by the Trust, immediately available or same day funds sufficient for the Trust to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

In accordance with each Fund’s Participant Agreement, Creation Unit Aggregations will be issued to an AP, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 11:00 a.m., Eastern time, on the contractual settlement date.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares; (iii) the Deposit Securities delivered are not as designated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the Adviser, or on the rights of Beneficial Owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Federal Reserve, the transfer agent, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit Aggregation and/or the AP acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

A confirmation of acceptance of an order to create Creation Unit Aggregations will be delivered to the AP within 15 minutes of the receipt of a submission received in good form. A creation order is deemed to be irrevocable upon the delivery of the confirmation of acceptance.

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All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation and Redemption Transaction Fees. APs may be required to pay an administrative fee and a variable transaction fee for purchasing or redeeming Creation Units. Creation and redemption transactions for each Fund are subject to an administrative fee, payable to BNYM, in the amount listed in the table below, irrespective of the size of the order. The administrative fee has a fixed base amount for each Fund (as shown in the table below); however, BNYM may increase the administrative fee to up to four times the base amount for administration and settlement of non-standard orders requiring additional administrative processing by BNYM. Additionally, for creations or redemptions effected principally for cash, the Adviser may charge additional variable fees. To the extent that the Fund permits or requires APs to substitute cash in lieu of Deposit Securities, the Adviser may also set additional “cash-in-lieu fees.” The variable fees and cash-in-lieu fees will be negotiated between the Adviser and the AP and are charged to offset the transaction cost to a Fund of buying (or selling) Deposit Securities, to cover spreads and slippage costs and to protect existing shareholders. The variable fees and cash-in-lieu fees are payable to the Fund and will not exceed 2% of the value of the Creation Unit. From time to time, the Adviser, in its sole discretion, may adjust a Fund’s variable transaction fees or reimburse APs for all or a portion of the creation or redemption transaction fees.

Fund	Base Administrative Fee (Payable to BNYM)			Maximum Administrative Fee (Payable to BNYM)
PowerShares S&P 100® Equal Weight Portfolio	$	[	]	$	[	]
PowerShares S&P 500® Equal Weight Portfolio	$	[	]	$	[	]
PowerShares S&P 500® Equal Weight Consumer Discretionary Portfolio	$	[	]	$	[	]
PowerShares S&P 500® Equal Weight Consumer Staples Portfolio	$	[	]	$	[	]
PowerShares S&P 500® Equal Weight Energy Portfolio	$	[	]	$	[	]
PowerShares S&P 500® Equal Weight Financials Portfolio	$	[	]	$	[	]
PowerShares S&P 500® Equal Weight Health Care Portfolio	$	[	]	$	[	]
PowerShares S&P 500® Equal Weight Industrials Portfolio	$	[	]	$	[	]
PowerShares S&P 500® Equal Weight Materials Portfolio	$	[	]	$	[	]
PowerShares S&P 500® Equal Weight Real Estate Portfolio	$	[	]	$	[	]
PowerShares S&P 500® Equal Weight Technology Portfolio	$	[	]	$	[	]
PowerShares S&P 500® Equal Weight Utilities Portfolio	$	[	]	$	[	]
PowerShares S&P 500® Pure Growth Portfolio	$	[	]	$	[	]
PowerShares S&P 500® Pure Value Portfolio	$	[	]	$	[	]
PowerShares S&P 500® Top 50 Portfolio	$	[	]	$	[	]
PowerShares S&P MidCap 400® Equal Weight Portfolio	$	[	]	$	[	]
PowerShares S&P MidCap 400® Pure Growth Portfolio	$	[	]	$	[	]
PowerShares S&P MidCap 400® Pure Value Portfolio	$	[	]	$	[	]
PowerShares S&P SmallCap 600® Equal Weight Portfolio	$	[	]	$	[	]
PowerShares S&P SmallCap 600® Pure Growth Portfolio	$	[	]	$	[	]
PowerShares S&P SmallCap 600® Pure Value Portfolio	$	[	]	$	[	]

Procedures for Redemption of Shares in Creation Unit Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Custodian and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the relevant Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund

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Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations, and may be comprised of a non-typical basket of Fund Securities, including in certain circumstances, a basket comprised of one or more Fund Securities.

Unless cash redemptions are permitted or required for a Fund (see “—Cash Redemption Method” below),, the redemption proceeds for a Creation Unit Aggregation principally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Redemption Cash Component”), less a redemption transaction fee as noted above (see “—Creation and Redemption Transaction Fees”). In the event that the Fund Securities have a value greater than the NAV of the Shares, a payment of a Cash Component equal to the difference is required to be made by or through an AP by the redeeming shareholder.

When cash redemptions are permitted or required, Creation Units of a Fund will be redeemed for cash in an amount equal to the NAV of its Shares next determined after a redemption request is received (minus any redemption transaction fees imposed, as specified above) (the “Cash Redemption Amount”).

Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and the Funds reserve the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the Securities Act to a redeeming investor that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act. The AP may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Cash Redemption Method. Although the Trust does not ordinarily permit Creation Units to be redeemed in exchange partially or primarily for cash, during periods when partial or full cash redemptions of Creation Units are permitted, such redemptions will be effected in essentially the same manner as in-kind redemptions. In the case of partial or full cash redemption, an AP receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the Cash Redemption Amount.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations must be delivered through an AP that has executed a Participant Agreement. Investors other than APs are responsible for making arrangements for an order to redeem to be made through an AP. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and any Cash Redemption Amount (or, if cash redemptions are permitted, the Cash Redemption Amount) will be transferred by T+2.

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Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of a Fund, which delivery must be made through DTC, to the Custodian no later than 11:00 a.m., Eastern time, on the next Business Day immediately following such Transmittal Date (the “DTC Cut-Off Time”); and 2:00 p.m., Eastern time, for a Cash Component, if any, owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, it will send an acceptance of the redemption order to the AP within 15 minutes of the receipt of the submission received in good form. A redemption order is deemed to be irrevocable upon the delivery of the confirmation of acceptance. The Transfer Agent will then initiate procedures to transfer the requisite Fund Securities (and the Redemption Cash Component, if any, or the Cash Redemption Amount, for cash redemptions, owed to the redeeming Beneficial Owner) to the AP on behalf of the redeeming Beneficial Owner by T+2.

In the case of custom redemptions, the order must be received by the Distributor no later than 3:00 p.m., Eastern Time on the Transmittal Date. Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date.

With respect to Funds that have Fund Securities that trade on foreign exchanges, the delivery of such Fund Securities to redeeming investors generally will be made within two Business Days, just as with Funds that invest exclusively in domestic securities. However, due to the schedule of holidays in certain countries, the delivery of in-kind redemption proceeds may take longer than T+2. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See “—Regular Holidays” below for a list of the local holidays in the foreign countries relevant to the Funds.

A redeeming Beneficial Owner, or AP acting on behalf of such Beneficial Owner, when taking delivery of Fund Securities upon redemption of Shares of the Funds, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account the Fund Securities will be delivered.

In the event that the number of Shares is insufficient on the next Business Day following the Transmittal Date (“T+1”), the Trust may deliver the Deposit Securities notwithstanding such deficiency in reliance on the undertaking of the AP to deliver the missing Shares as soon as possible. This undertaking shall be secured by the AP’s delivery on the contractual settlement date and subsequent maintenance of collateral consisting of cash having a value at least equal to 105% of the value of the missing Shares. The AP’s agreement permits the Trust, acting in good faith, to purchase the missing Shares at any time and the AP will be subject to liability for any shortfall between the cost to the Trust of purchasing such shares and the value of the collateral, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.

The calculation of the value of the Fund Securities and the Redemption Cash Component to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under “Determination of NAV” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant no later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Redemption Cash Component to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant no later than the Closing Time on the Transmittal Date, but either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on the Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Redemption Cash Component to be delivered/received will be computed on the Business

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Day that the order is deemed received by the Trust, i.e., the Business Day on which the Shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time pursuant to a properly submitted redemption order.

Upon receipt of a redemption order in good form, the Transfer Agent delivers acknowledgement of receipt within 15 minutes. A redemption order is deemed to be irrevocable upon the delivery of the acknowledgement of receipt of an order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive the Cash Redemption Amount (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund also, in its sole discretion, upon request of a shareholder, may provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV.

Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP, or an investor for which it is acting, subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation, may be paid an equivalent amount of cash. The AP may request the redeeming Beneficial Owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

Regular Holidays. Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus two Business Days (a Business Day is any day the NYSE is open). Each Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T+2 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within two Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies also may prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future.

On days when the Exchange or the bond market closes earlier than normal, certain Funds may require orders to redeem Creation Unit Aggregations to be placed earlier in the day. For example, on days when the generally accepted close of the bond market occurs earlier than normal (such as the day before a holiday) orders requesting substitution of a “cash-in-lieu” amount must be received by the Distributor no later than 11:00 a.m., Eastern time.

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The chart below describes in further detail the placement of creation and redemption orders through and outside the Clearing Process, presuming a creation or redemption settling no later than T+2.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)
Creation through NSCC (using the Clearing Process)

Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	Creation Unit Aggregations will be delivered.

Custom Orders (for in-kind creations)

3:00 p.m. (ET)

Order in proper form must be received by the Distributor.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		No action.	Creation Unit Aggregations will be delivered.

Creation Outside NSCC (Outside the Clearing Process)

Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.

2:00 p.m. (ET)

Deposit Cash must be received by theCustodian.

For in-kind creations:

11:00 a.m. (ET)

Deposit Securitiesmust be received bythe Fund’s account through DTC.

2:00 p.m. (ET)

Cash Componentmust be received by the Custodian.

Creation Unit Aggregations will be delivered.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities (for in-kind creations)	4:00 p.m. (ET) Order in proper form must be received by the Distributor.

11:00 a.m. (ET)

Available Deposit Securities must be received.

Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities must be received.

1:00 p.m. (ET) Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.

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Custom Orders (for in-kind creations)

3:00 p.m. (ET)

Order in proper form must be received by the Distributor.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	Creation Unit Aggregations will be delivered.

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	Fund Securities and Redemption Cash Component will be transferred to beneficial owner (for cash redemptions, Cash Redemption Amount will be transferred).

Custom Orders (for in-kind redemptions)

3:00 p.m. (ET)

Order in proper form must be received by the Transfer Agent.

Orders received after 3:00 p.m. (ET) require portfolio manager approval before acceptance. Orders may be subject to additional fees.

		No action.	Fund Securities and Redemption Cash Component are delivered to redeeming beneficial owner.

Redemption Outside of NSCC (Outside the Clearing Process)

Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1)

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

For in-kind redemptions:

2:00 p.m. (ET)

Redemption Cash Component, if any, is due.

*If the order is not in proper form or the Shares are not delivered, then order will not be deemed received as of T.

Fund Securities and Redemption Cash Component will be transferred to beneficial owner (for cash redemptions, Cash Redemption Amount will be transferred).

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Custom Orders (for in-kind redemptions)

3:00 p.m. (ET)

Order in proper form must be received by the Transfer Agent.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET)

Redemption Cash Component, if any, is due.

*If the order is not in proper form or the Shares are not delivered, then the order will not be deemed received as of T.

Fund Securities and Redemption Cash Component are delivered to the redeeming beneficial owner.

TAXES

The following is a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

The following is provided as general information only and is not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

General; Qualification as a RIC. Each Fund is treated as a separate corporation for federal tax purposes and, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in a Fund do not offset gains in another series of the Trust, and the requirements (other than a certain organizational requirement that the Trust satisfies) for qualifying for RIC status are determined at the Fund level rather than the Trust level.

Each Fund has elected and intends to qualify each taxable year to be treated as a RIC. If a Fund satisfies the requirements referred to in the next sentence, it will not be subject to federal income tax on the portion of its net investment income and net realized capital gains that it distributes to its shareholders. To qualify for that treatment, a Fund annually must distribute to its shareholders at least 90% of its investment company taxable income (which includes dividends, interest, the excess of net short-term capital gain over net long-term capital loss (“net short-term gain”), and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”) and must meet several other requirements, including those described below, relating to the nature of its gross income and the diversification of its assets.

Income Requirement . A Fund must derive at least 90% of its gross income from (1) dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived from its business of investing in stock, securities, or such currencies and (2) net income derived from qualified publicly traded partnerships (“QPTPs”).

Asset Diversification Requirements. A Fund must satisfy the following asset diversification requirements at the close of each quarter of its taxable year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, Government securities, securities of other RICs, and securities of any other issuer (as to which (a) not more than 5% of the value of the Fund’s total assets is in securities of the issuer and (b) the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than Government securities or securities of other RICs) or of two or more issuers that the Fund controls and are engaged in the same, similar, or related trades or businesses, or, collectively, in the securities of QPTPs.

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If a Fund failed to qualify for any taxable year for treatment as a RIC—either (1) by failing to satisfy the Distribution Requirement or (2) by failing to satisfy one or more of the Income and Asset Diversification Requirements and is unable, or determines not to, avail itself of Internal Revenue Code provisions that enable a RIC to cure a failure to satisfy any of those requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements—all of its taxable income would be subject to tax at regular federal corporate income tax rates without any deduction for distributions to shareholders. In addition, for federal income tax purposes (a) the Fund’s shareholders would treat all those distributions, including distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), as dividends to the extent of the Fund’s current and accumulated earnings and profits, taxable as ordinary income, except that, for individual and certain other non-corporate shareholders (each, an “individual shareholder”), the part thereof that is “qualified dividend income” (“QDI”) would be subject to federal income tax at the rates for net capital gain—a maximum of 15% (20% for certain high income individual shareholders)—and (b) all or part of those distributions might be eligible for the dividends-received deduction in the case of corporate shareholders that meet certain holding period and other requirements regarding their Shares. Furthermore, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

Each Fund will be subject to a nondeductible 4% federal excise tax (“Excise Tax”) to the extent it fails to distribute to its shareholders by the end of any calendar year substantially all of its ordinary (taxable) income for the calendar year and capital gain net income for the twelve months ended October 31 of such year, plus certain other amounts. For these purposes, a Fund may defer into the next taxable year any capital loss incurred between November 1 and the end of the current taxable year as well as certain “late-year ordinary losses” incurred between January 1 and the end of the current taxable year. Generally, it is the Funds’ policy to pay sufficient dividends and make other sufficient distributions each year to avoid the imposition of the Excise Tax, but the Funds can give no assurance that all or a portion of such liability will be avoided.

The Trust has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, on obtaining the ordered Shares, own 80% or more of a Fund’s outstanding Shares and if, pursuant to sections 351 and 362 of the Internal Revenue Code, a Fund would have a basis in the Deposit Securities to be received in exchange for the ordered Shares different from their market value on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Shareholders. Distributions from a Fund’s net investment income and net short-term gain, if any, are generally taxable as ordinary income (except for QDI, as described below). Distributions that a shareholder reinvests in additional Shares through the means of a dividend reinvestment service will be taxable to the shareholder to the same extent as if the distributions had been received in cash. Distributions to a shareholder of net capital gain, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held his or her Shares. Distributions of ordinary income and capital gains may also be subject to state and local taxes.

Distributions that a Fund declares in October, November, or December and pays to shareholders of record in one of those months during the following January are treated as having been received by the shareholders on December 31 of the year the distributions were declared.

If, for any taxable year, the total distributions that a Fund makes exceed its current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a return of capital up to the amount of a shareholder’s basis in his or her Shares and thereafter as gain from the sale of those Shares. The amount so treated as a return of capital will reduce the shareholder’s adjusted basis in his or her Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of those Shares.

The sale or redemption (“disposition”) of Shares may give rise to a capital gain or loss, which generally will be treated as long-term capital gain or loss if the Shares have been held for more than one year and otherwise as short-term capital gain or loss. Long-term capital gains of individual shareholders generally are subject to federal income tax at the 15%/20% maximum rates noted above. In addition, a Fund’s distributions to such a shareholder of QDI will qualify for federal income taxation at those rates, provided that certain holding period and other requirements are met by the Fund and the shareholder. Each Fund will report to shareholders annually the amount of any distributions taxable as ordinary income (from net investment income and net short-term gain), the amount of any distributions from net capital gain, and the portion, if any, of dividends that may qualify as QDI.

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A loss realized on a disposition of Shares may be disallowed if other Shares are acquired (whether through the automatic reinvestment of distributions, if available, or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the Shares are disposed of. In such a case, the basis in the acquired Shares will be adjusted to reflect the disallowed loss. In addition, any loss on a shareholder’s disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of any distribution of net capital gain received by the shareholder with respect to such Shares.

An individual is required to pay a 3.8% federal tax on the lesser of (1) the individual’s “net investment income,” which generally will include distributions a Fund pays and gains recognized from the disposition of Shares, or (2) the excess of the individual’s “modified adjusted gross income” over $200,000 for single taxpayers ($250,000 for married persons filing jointly). This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. Shareholders should consult their own tax advisors regarding the effect, if any, that this provision may have on their investment in Shares.

A shareholder who wants to use the average basis method for determining his or her basis in Shares must elect to do so in writing (which may be electronic) with the broker through which he or she purchased the Shares. A shareholder who wishes to use a different Internal Revenue Service (“IRS”)-acceptable method for basis determination (e.g., a specific identification method) may elect to do so. Shareholders are urged to consult with their brokers regarding the application of the basis determination rules to them.

If more than 50% of the value of a Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election for that year with the IRS that would enable it to pass through to its shareholders to benefit from any foreign tax credits or deductions available with respect to foreign taxes it pays. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder’s proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the Fund paid that represents income from foreign sources or U.S. possessions (“foreign-source income”) as the shareholder’s own income from those sources, and (3) could either use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax or, alternatively, deduct the foreign taxes deemed paid by the shareholder in computing taxable income. If a Fund makes this election for a taxable year, it will report to its shareholders shortly after that year their respective shares of the foreign taxes it paid and its foreign-source income for that year.

Individual shareholders of a Fund described in the preceding paragraph who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on IRS Forms 1099 and all of whose foreign source income is “qualified passive income” may elect each taxable year to be exempt from the foreign tax credit limitation for federal income tax purposes (about which shareholders may wish to consult their tax advisors), in which event they would be able to claim a foreign tax credit without having to file the detailed IRS Form 1116 that otherwise is required. A shareholder will not be entitled to credit or deduct its allocable portion of foreign taxes the Fund paid if the shareholder has not held the Fund’s shares for at least 16 days during the 31-day period beginning 15 days before the ex-distribution date for those shares. The minimum holding period will be extended if the shareholder’s risk of loss with respect to those shares is reduced by reason of holding an offsetting position. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. A nonresident alien individual, foreign corporation or partnership, or foreign trust or estate holding shares of the Fund (a “foreign shareholder”) may not deduct or claim a credit for foreign taxes in determining its U.S. federal income tax liability unless the Fund dividends paid to it are effectively connected with the foreign shareholder’s conduct of a trade or business within the United States (“effectively connected”).

Distributions of ordinary income paid to a foreign shareholder that are not effectively connected generally will be subject to a 30% U.S. withholding tax (unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty). However, a foreign shareholder generally will not be subject to withholding or income tax on gains realized on the sale of Shares or on net capital gain distributions unless (1) the gain or distribution is effectively connected or (2) in the case of an individual, the shareholder is present in the United States

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for a period or periods aggregating 183 days or more during the year of the sale or distribution and certain other conditions are met. In those cases, such gains and distributions generally will be subject to federal income taxation at regular income tax rates. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the federal withholding tax. Nonresident alien individuals also may be subject to federal estate tax.

A Fund must withhold and remit to the U.S. Treasury Department (“U.S. Treasury”) 28% of distributions of ordinary income, capital gains, and any cash received on redemption of Creation Units (regardless of the extent to which gain or loss may be realized) otherwise payable to any individual shareholder who fails to certify that the taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from the Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, “foreign financial institutions” (“FFIs”) or “non-financial foreign entities” (“NFFEs”) that are shareholders in a Fund may be subject to a generally nonrefundable 30% withholding tax on (a) income dividends, and (b) certain capital gain distributions and the proceeds of a sale (or redemption) of Shares paid after December 31, 2018. As discussed in more detail below, the FATCA withholding tax generally can be avoided (1) by an FFI, if it reports certain information regarding direct and indirect ownership of financial accounts held by U.S. persons with the FFI and (2) by an NFFE, if it has no substantial U.S. persons as owners and, in certain circumstances, also certified that (i) it has no substantial U.S. persons as owners or (ii) it does have any such owners and reports information relating to them to the withholding agent (which may be the Fund). The U.S. Treasury has negotiated intergovernmental agreements (“IGAs”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under the Internal Revenue Code. Under such an agreement, a participating FFI agrees to (1) verify and document whether it has U.S. accountholders, (2) report certain information regarding their accounts to the IRS, and (3) meet certain other specified requirements.

An FFI resident in a country that has entered into a Model I IGA with the United States must report to the government of that country (pursuant to the terms of the applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI resident in a Model II IGA country generally must comply with U.S. regulatory requirements, with certain exceptions, including the treatment of recalcitrant accountholders. An FFI resident in one of those countries that complies with whichever of the foregoing applies will be exempt from FATCA withholding.

An NFFE that is the beneficial owner of a payment from the Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each such owner. The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Those foreign shareholders also may fall into certain exempt, excepted, or deemed compliant categories established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation and the impact thereof on their investment in a Fund.

Taxation of Fund Investments. A Fund may make investments that are subject to special federal income tax rules. Those rules can, among other things, affect the timing of the recognition of income or gain, the treatment of income as capital or ordinary, and the treatment of capital gain or loss as long-term or short-term. The application of

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those special rules would therefore also affect the amount, timing and character of distributions that a Fund makes and could require the Fund to borrow money or dispose of some of its investments earlier than anticipated in order to meet its distribution requirements.

Investment income received, and gains realized, by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other form(s) to receive the benefit of the reduced tax rate; whether or when the Fund will receive a tax reclaim is within the control of the individual country. Information required on those forms may not be available, such as shareholder information; therefore, the Fund may not receive one or more reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements that also may cause the Fund to not receive one or more reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on the sale or other disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance, since the amount of the Fund’s assets to be invested in various countries is not known.

* * * * *

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof, all of which are subject to change, which change may be retroactive. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur

DETERMINATION OF NAV

The following information should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.” Additional information regarding the current NAV per share of each Fund can be found at www.powershares.com.

The Custodian calculates and determines the NAV per Share as of the close of the regular trading session on NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. NAV is calculated by deducting all of a Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board or its delegate. In determining NAV, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price of the exchange where the security primarily is traded. Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they will be valued at the last sale or official closing price on the exchanges on which they primarily trade. Debt and securities not listed on an exchange normally are valued on the basis of prices provided by independent pricing services. Pricing services generally value debt securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The Adviser may use various pricing services or discontinue the use of any pricing service at any time. When price quotes are not readily available, securities will be valued using pricing provided from independent pricing services or by another method in accordance with the Trust’s valuation policies and procedures approved by the Board.

Even when market quotations are available for portfolio securities, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the

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security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that primarily are listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

Intraday Indicative Value. The trading prices of the Shares in the secondary market generally differ from the Funds’ daily NAV and are affected by market forces such as the supply of and demand for ETF Shares and underlying securities held by the Funds, economic conditions and other factors. Information regarding the IIV of the Shares is disseminated every 15 seconds throughout each trading day by the Exchange or by market data vendors or other information providers. However, the IIV should not be viewed as a “real-time” update of the Funds’ NAV. The IIV is based on the current market value of the published basket of portfolio securities and/or cash required to be deposited in exchange for a Creation Unit and does not necessarily reflect the precise composition of the Funds’ actual portfolio at a particular point in time. Moreover, the IIV is generally determined by using current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries and valuations based on current market rates. The IIV may not be calculated in the same manner as the NAV, which (i) is computed only once a day, (ii) unlike the calculation of the IIV, takes into account Fund expenses, and (iii) may be subject, in accordance with the requirements of the 1940 Act, to fair valuation at different prices than those used in the calculations of the IIV. Therefore, the IIV may not reflect the best possible valuation of the Funds’ current portfolio. Additionally, the quotations and/or valuations of certain of the Funds’ holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States, which could affect premiums and discounts between the IIV and the market price of the Shares. The Funds, the Adviser and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the IIV, and the Funds, the Adviser and their affiliates do not make any warranty as to the accuracy of these calculations.

DIVIDENDS AND OTHER DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Other Distributions and Taxes.”

General Policies. Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by each Fund.

Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income tax or Excise Tax on undistributed income.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Shares for reinvestment of their distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

MISCELLANEOUS INFORMATION

Counsel. Stradley Ronon Stevens & Young, LLP, located at 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606, and 1250 Connecticut Avenue, N.W., Suite 500, Washington, D.C. 20036, serves as legal counsel to the Trust.

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Independent Registered Public Accounting Firm. [                    ], located at [                    ], serves as the Funds’ independent registered public accounting firm. [                    ] has been retained to audit the Funds’ annual financial statements and performs other related audit services.

FINANCIAL STATEMENTS

Each Fund is new and has no performance history as of the date of this SAI. Financial information therefore is not yet available. The audited financial statements for the Funds will appear in the Trust’s Annual Report to shareholders when available. You may request a copy of the Trust’s Annual Report at no charge by calling 1-800-983-0903 during normal business hours.

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APPENDIX A

Proxy Voting Guidelines

Applicable to the Funds	PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (collectively “the Trusts”)

Risk Addressed by Policy	Breach of fiduciary duty to client under the Investment Advisers Act of 1940 by placing Invesco personal interests ahead of clients best interest in voting proxies

Relevant Law	Investment Advisers Act of 1940

Approved/Adopted Date	March 7, 2017

Last reviewed by Compliance for Accuracy	September 10, 2015.

Invesco PowerShares Capital Management LLC (“Invesco PowerShares” or the “Adviser”) has adopted proxy voting policies with respect to securities owned by series of the PowerShares Exchange-Traded Fund Trust, the PowerShares Exchange-Traded Fund Trust II, the PowerShares Actively Managed Exchange-Traded Fund Trust, the PowerShares India Exchange-Traded Fund Trust and the PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (collectively, the “Funds”) for which it serves as investment adviser and has been delegated the authority to vote proxies. Invesco PowerShares’ proxy voting policies are designed to provide that proxies are voted in the best interests of shareholders.

Invesco Ltd, the parent to the Adviser, has adopted a global policy statement on corporate governance and proxy voting (the “Global Invesco Policy”) (see exhibit A), which details Invesco’s views on governance matters and describes the proxy administration and governance approach. The Adviser votes proxies by utilizing the procedures and mechanisms outlined in the Global Invesco Policy, while maintaining the Fund-specific guidelines described below:

1. Overlapping Securities

In instances where both a Fund and a fund advised by an Invesco Ltd entity both hold an equity security (“Overlapping Securities”), the Adviser will vote proxies in accordance with the recommendation of an Invesco Ltd adviser based on the comprehensive proxy review and under the Global Invesco Policy. The Global Invesco Policy is overseen by the Invesco Proxy Advisory Committee (“IPAC”), which also orchestrates the review and analysis of the top twenty-five proxy voting matters, measured by overall size of holdings by funds within the Invesco family. The Adviser consults with the IPAC on specific proxy votes and general proxy voting matters as it deems necessary. In addition, as part of the Global Invesco Proxy Voting Process, the IPAC oversees instances when possible conflicts of interest arise among funds. (Please see the global policy for the detailed conflict of interest approach).

In instances where the Global proxy administration team does not receive a recommendation in a timely manner, the proxy administration team will automatically vote such ballots in accordance with the Invesco’s custom guidelines established on Invesco’s global proxy voting policy and US guidelines.

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2. Non-Overlapping Securities

In instances where securities are held only by a Fund, and not also by an Invesco Ltd active equity entity fund, the Adviser will instruct the proxy administration team to vote proxies in accordance with said Invesco custom guidelines implemented by ISS, Invesco’s vote execution agent.

Under this Policy, the Adviser retains the power to vote contrary to the recommendation of the Invesco Voting Process (for Overlapping Securities) or Invesco’s custom guidelines for Non-Overlapping Securities) at its discretion, so long as the reasons for doing so are well documented.

Proxy Constraints

The adviser will approach proxy constraints according to the Invesco Global statement on corporate governance and proxy voting.

Special Policy

Certain Funds pursue their investment objectives by investing in other registered investment companies pursuant to an exemptive order granted by the Securities and Exchange Commission. The relief granted by that order is conditioned upon complying with a number of undertakings, some of which require a Fund to vote its shares in an acquired investment company in the same proportion as other holders of the acquired fund’s shares. In instances in which a Fund is required to vote in this manner to rely on the exemptive order, the Adviser will vote shares of these acquired investment companies in compliance with the voting mechanism required by the order.

Resolving Potential Conflicts of Interest

Voting of Proxies Related to Invesco Ltd.

The adviser will approach conflicts of interest in accordance with Invesco’s Global policy statement on corporate governance and proxy voting.)

Approved June 24, 2014

Amended: March 7, 2017

Effective: March 7, 2017

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Exhibit A to Appendix A

Invesco’s Policy Statement on Global Corporate Governance and Proxy Voting

I. Guiding Principles and Philosophy

Public companies hold shareholder meetings, attended by the company’s executives, directors, and shareholders, during which important issues, such as appointments to the company’s board of directors, executive compensation, and auditors, are addressed and where applicable, voted on. Proxy voting gives shareholders the opportunity to vote on issues that impact the company’s operations and policies without being present at the meetings.

Invesco views proxy voting as an integral part of its investment management responsibilities and believes that the right to vote proxies should be managed with the same high standards of care and fiduciary duty to its clients as all other elements of the investment process. Invesco’s proxy voting philosophy, governance structure and process are designed to ensure that proxy votes are cast in accordance with clients’ best interests, which Invesco interprets to mean clients’ best economic interests, this Policy and the operating guidelines and procedures of Invesco’s regional investment centers.

Invesco investment teams vote proxies on behalf of Invesco-sponsored funds and non-fund advisory clients that have explicitly granted Invesco authority in writing to vote proxies on their behalf.

The proxy voting process at Invesco, which is driven by investment professionals, focuses on maximizing long-term value for our clients, protecting clients’ rights and promoting governance structures and practices that reinforce the accountability of corporate management and boards of directors to shareholders. Invesco takes a nuanced approach to voting and, therefore, many matters to be voted upon are reviewed on a case by case basis.

Votes in favor of board or management proposals should not be interpreted as an indication of insufficient consideration by Invesco fund managers. Such votes may reflect the outcome of past or ongoing engagement and active ownership by Invesco with representatives of the companies in which we invest.

II. Applicability of this Policy

This Policy sets forth the framework of Invesco’s corporate governance approach, broad philosophy and guiding principles that inform the proxy voting practices of Invesco’s investment teams around the world. Given the different nature of these teams and their respective investment processes, as well as the significant differences in regulatory regimes and market practices across jurisdictions, not all aspects of this Policy may apply to all Invesco investment teams at all times. In the case of a conflict between this Policy and the operating guidelines and procedures of a regional investment center the latter will control.

III. Proxy Voting for Certain Fixed Income, Money Market Accounts and Index

For proxies held by certain client accounts managed in accordance with fixed income, money market and index strategies (including exchange traded funds), Invesco will typically vote in line with the majority holder of the active-equity shares held by Invesco outside of those strategies (“Majority Voting”). In this manner Invesco seeks to leverage the active-equity expertise and comprehensive proxy voting reviews conducted by teams employing active-equity strategies, which typically incorporate analysis of proxy issues as a core component of the investment process. Portfolio managers for accounts employing Majority Voting still retain full discretion to override Majority Voting and to vote the shares as they determine to be in the best interest of those accounts, absent certain types of conflicts of interest, which are discussed elsewhere in this Policy.

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IV. Conflicts of Interest

There may be occasions where voting proxies may present a real or perceived conflict of interest between Invesco, as investment manager, and one or more of Invesco’s clients or vendors. Under Invesco’s Code of Conduct, Invesco entities and individuals are strictly prohibited from putting personal benefit, whether tangible or intangible, before the interests of clients. “Personal benefit” includes any intended benefit for Invesco, oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for the relevant Invesco client.

Firm-level Conflicts of Interest

A conflict of interest may exist if Invesco has a material business relationship with, or is actively soliciting business from, either the company soliciting a proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote (e.g., issuers that are distributors of Invesco’s products, or issuers that employ Invesco to manage portions of their retirement plans or treasury accounts). Invesco’s proxy governance team maintains a list of all such issuers for which a conflict of interest exists.

If the proposal that gives rise to the potential conflict is specifically addressed by this Policy or the operating guidelines and procedures of the relevant regional investment center, Invesco generally will vote the proxy in accordance therewith. Otherwise, based on a majority vote of its members, the Global IPAC (as described below) will vote the proxy.

Because this Policy and the operating guidelines and procedures of each regional investment center are pre-determined and crafted to be in the best economic interest of clients, applying them to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard, persons from Invesco’s marketing, distribution and other customer-facing functions may not serve on the Global IPAC. For the avoidance of doubt, Invesco may not consider Invesco Ltd.’s pecuniary interest when voting proxies on behalf of clients.

Personal Conflicts of Interest

A conflict also may exist where an Invesco employee has a known personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships.

All Invesco personnel with proxy voting responsibilities are required to report any known personal conflicts of interest regarding proxy issues with which they are involved. In such instances, the individual(s) with the conflict will be excluded from the decision-making process relating to such issues.

Other Conflicts of Interest

In order to avoid any appearance of a conflict of interest, Invesco will not vote proxies issued by, or related to matters involving, Invesco Ltd. that may be held in client accounts from time to time.11 Shares of an Invesco-sponsored fund held by other Invesco funds will be voted in the same proportion as the votes of external shareholders of the underlying fund.

V. Use of Third-Party Proxy Advisory Services

Invesco may supplement its internal research with information from third-parties, such as proxy advisory firms. However, Invesco generally retains full and independent discretion with respect to proxy voting decisions.

As part of its fiduciary obligation to clients, Invesco performs extensive initial and ongoing due diligence on the proxy advisory firms it engages. This includes reviews of information regarding the capabilities of their research staffs and internal controls, policies and procedures, including those relating to possible conflicts of interest. In addition, Invesco regularly monitors and communicates with these firms and monitors their compliance with Invesco’s performance and policy standards.

Generally speaking, Invesco does not invest for its clients in the shares of Invesco Ltd., however, limited exceptions apply in the case of funds or accounts designed to track an index that includes Invesco Ltd. as a component.

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VI. Global Proxy Voting Platform and Administration

Guided by its philosophy that investment teams should manage proxy voting, Invesco has created the Global Invesco Proxy Advisory Committee (“Global IPAC”). The Global IPAC is a global investments-driven committee comprised of representatives from various investment management teams and Invesco’s Global Head of Proxy Governance and Responsible Investment (“Head of Proxy Governance”). The Global IPAC provides a forum for investment teams to monitor, understand and discuss key proxy issues and voting trends within the Invesco complex. Absent a conflict of interest, the Global IPAC representatives, in consultation with the respective investment team, are responsible for voting proxies for the securities the team manages (unless such responsibility is explicitly delegated to the portfolio managers of the securities in question) In addition to the Global IPAC, for some clients, third parties (e.g., U.S. mutual fund boards) provide oversight of the proxy process. The Global IPAC and Invesco’s proxy administration and governance team, compliance and legal teams regularly communicate and review this Policy and the operating guidelines and procedures of each regional investment center to ensure that they remain consistent with clients’ best interests, regulatory requirements, governance trends and industry best practices.

Invesco maintains a proprietary global proxy administration platform, known as the “fund manager portal” and supported by the Head of Proxy Governance and a dedicated team of internal proxy specialists. The platform streamlines the proxy voting and ballot reconciliation processes, as well as related functions, such as share blocking and managing conflicts of interest issuers. Managing these processes internally, as opposed to relying on third parties, gives Invesco greater quality control, oversight and independence in the proxy administration process.

The platform also includes advanced global reporting and record-keeping capabilities regarding proxy matters that enable Invesco to satisfy client, regulatory and management requirements. Historical proxy voting information, including commentary by investment professionals regarding the votes they cast, where applicable, is stored to build institutional knowledge across the Invesco complex with respect to individual companies and proxy issues. Certain investment teams also use the platform to access third-party proxy research.

VII. Non-Votes

In the great majority of instances, Invesco is able to vote proxies successfully. However, in certain circumstances Invesco may refrain from voting where the economic or other opportunity costs of voting exceeds any anticipated benefits of that proxy proposal. In addition, there may be instances in which Invesco is unable to vote all of its clients’ proxies despite using commercially reasonable efforts to do so. For example:

•	Invesco may not receive proxy materials from the relevant fund or client custodian with sufficient time and information to make an informed independent voting decision. In such cases, Invesco may choose not to vote, to abstain from voting, to vote in line with management or to vote in accordance with proxy Adviser recommendations. These matters are left to the discretion of the fund manager.

•	If the security in question is on loan as part of a securities lending program, Invesco may determine that the benefit to the client of voting a particular proxy is outweighed by the revenue that would be lost by terminating the loan and recalling the securities.

•	In some countries the exercise of voting rights imposes temporary transfer restrictions on the related securities (“share blocking”). Invesco generally refrains from voting proxies in share-blocking countries unless Invesco determines that the benefit to the client(s) of voting a specific proxy outweighs the client’s temporary inability to sell the security.

•	Some companies require a representative to attend meetings in person in order to vote a proxy. In such cases, Invesco may determine that the costs of sending a representative or signing a power-of-attorney outweigh the benefit of voting a particular proxy.

VIII. Proxy Voting Guidelines

The following guidelines describe Invesco’s general positions on various common proxy voting issues. This list is not intended to be exhaustive or prescriptive. As noted above, Invesco’s proxy process is investor-driven, and each fund manager retains ultimate discretion to vote proxies in the manner they deem most appropriate, consistent with Invesco’s proxy voting principles and philosophy discussed in Sections I through IV. Individual proxy votes therefore will differ from these guidelines from time to time.

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A. Shareholder Access and Treatment of Shareholder Proposals

Invesco reviews on a case by case basis but generally votes in favor of proposals that would increase shareholders’ opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action, and proposals to promote the adoption of generally accepted best practices in corporate governance, provided that such proposals would not require a disproportionate amount of management attention or corporate resources or otherwise that may inappropriately disrupt the company’s business and main purpose, usually set out in their reporting disclosures and business model. Likewise, Invesco reviews on a case by case basis but generally votes for shareholder proposals that are designed to protect shareholder rights if a company’s corporate governance standards indicate that such additional protections are warranted (for example, where minority shareholders’ rights are not adequately protected).

B. Environmental, Social and Corporate Responsibility Issues

Invesco believes that a company’s long-term response to environmental, social and corporate responsibility issues can significantly affect its long-term shareholder value. We recognize that to manage a corporation effectively, directors and management may consider not only the interests of shareholders, but also the interests of employees, customers, suppliers, creditors and the local community, among others. While Invesco generally affords management discretion with respect to the operation of a company’s business, Invesco will evaluate such proposals on a case by case basis and will vote proposals relating to these issues in a manner intended to maximize long-term shareholder value.

C. Capitalization Structure Issues

i. Stock Issuances

Invesco generally supports a board’s decisions about the need for additional capital stock to meet ongoing corporate needs, except where the request could adversely affect Invesco clients’ ownership stakes or voting rights. Some capitalization proposals, such as those to authorize common or preferred stock with special voting rights or to issue additional stock in connection with an acquisition, may require additional analysis. Invesco generally opposes proposals to authorize classes of preferred stock with unspecified voting, conversion, dividend or other rights (“blank check” stock) when they appear to be intended as an anti-takeover mechanism; such issuances may be supported when used for general financing purposes.

ii. Stock Splits

Invesco generally supports a board’s proposal to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given the company’s industry and performance in terms of shareholder returns.

iii. Share Repurchases

Invesco generally supports a board’s proposal to institute open-market share repurchase plans only if all shareholders participate on an equal basis.

D. Corporate Governance Issues

i. Board of Directors

1. Director Nominees in Uncontested Elections

Subject to the other considerations described below, in an uncontested director election for a company without a controlling shareholder, Invesco generally votes in favor of the director slate if it is comprised of at least a majority of independent directors and if the board’s key committees are fully independent, effective and balanced. Key committees include the audit, compensation/remuneration and governance/nominating committees. Invesco’s standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.

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2. Director Nominees in Contested Elections

Invesco recognizes that short-term investment sentiments influence the corporate governance landscape and may influence companies in Invesco clients’ portfolios and more broadly across the market. Invesco recognizes that short-term investment sentiment may conflict with long-term value creation and as such looks at each proxy contest matter on a case by case basis, considering factors such as:

•	Long-term financial performance of the company relative to its industry,

•	Management’s track record,

•	Background to the proxy contest,

•	Qualifications of director nominees (both slates),

•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and

•	Stock ownership positions in the company.

3. Director Accountability

Invesco generally withholds votes from directors who exhibit a lack of accountability to shareholders. Examples include, without limitation, poor attendance (less than 75%, absent extenuating circumstances) at meetings, failing to implement shareholder proposals that have received a majority of votes and/or by adopting or approving egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan (“poison pills”) without shareholder approval, or other areas of poor performance, Invesco may withhold votes from some or all of a company’s directors. In situations where directors’ performance is a concern, Invesco may also support shareholder proposals to take corrective actions such as so-called “clawback” provisions.

4. Director Independence

Invesco generally supports proposals to require a majority of directors to be independent unless particular circumstances make this not feasible or in the best interests of shareholders. We generally vote for proposals that would require the board’s audit, compensation/remuneration, and/or governance/nominating committees to be composed exclusively of independent directors since this minimizes the potential for conflicts of interest.

5. Director Indemnification

Invesco recognizes that individuals may be reluctant to serve as corporate directors if they are personally liable for all related lawsuits and legal costs. As a result, reasonable limitations on directors’ liability can benefit a company and its shareholders by helping to attract and retain qualified directors while preserving recourse for shareholders in the event of misconduct by directors. Invesco, therefore, generally supports proposals to limit directors’ liability and provide indemnification and/or exculpation, provided that the arrangements are limited to the director acting honestly and in good faith with a view to the best interests of the company and, in criminal matters, are limited to the director having reasonable grounds for believing the conduct was lawful.

6. Separate Chairperson and CEO

Invesco evaluates these proposals on a case by case basis, recognizing that good governance requires either an independent chair or a qualified, proactive, and lead independent director.

Voting decisions may take into account, among other factors, the presence or absence of:

•	a designated lead director, appointed from the ranks of the independent board members, with an established term of office and clearly delineated powers and duties;

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•	a majority of independent directors;

•	completely independent key committees;

•	committee chairpersons nominated by the independent directors;

•	CEO performance reviewed annually by a committee of independent directors; and

•	established governance guidelines.

7. Majority/Supermajority/Cumulative Voting for Directors

The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco generally votes in favor of proposals to elect directors by a majority vote. Except in cases where required by law in the jurisdiction of incorporation or when a company has adopted formal governance principles that present a meaningful alternative to the majority voting standard, Invesco generally votes against actions that would impose any supermajority voting requirement, and generally supports actions to dismantle existing supermajority requirements.

The practice of cumulative voting can enable minority shareholders to have representation on a company’s board. Invesco generally opposes such proposals as unnecessary where the company has adopted a majority voting standard. However, Invesco generally supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

8. Staggered Boards/Annual Election of Directors

Invesco generally supports proposals to elect each director annually rather than electing directors to staggered multi-year terms because annual elections increase a board’s level of accountability to its shareholders.

9. Board Size

Invesco believes that the number of directors is an important factor to consider when evaluating the board’s ability to maximize long-term shareholder value. Invesco approaches proxies relating to board size on a case by case basis but generally will defer to the board with respect to determining the optimal number of board members, provided that the proposed board size is sufficiently large to represent shareholder interests and sufficiently limited to remain effective.

10. Term Limits for Directors

Invesco believes it is important for a board of directors to examine its membership regularly with a view to ensuring that the company continues to benefit from a diversity of director viewpoints and experience. We generally believe that an individual board’s nominating committee is best positioned to determine whether director term limits would be an appropriate measure to help achieve these goals and, if so, the nature of such limits.

ii. Audit Committees and Auditors

1. Qualifications of Audit Committee and Auditors

Invesco believes a company’s Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company’s internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company’s Audit Committee, or when ratifying a company’s auditors, Invesco considers the past performance of the Audit Committee and holds its members accountable for the quality of the company’s financial statements and reports.

2. Auditor Indemnifications

A company’s independent auditors play a critical role in ensuring and attesting to the integrity of the company’s financial statements. It is therefore essential that they perform their work in accordance with the highest standards. Invesco generally opposes proposals that would limit the liability of or indemnify auditors because doing so could serve to undermine this obligation.

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3. Adequate Disclosure of Auditor Fees

Understanding the fees earned by the auditors is important for assessing auditor independence. Invesco’s support for the re-appointment of the auditors will take into consideration the availability of adequate disclosure concerning the amount and nature of audit versus non-audit fees. Invesco generally will support proposals that call for this disclosure if it is not already being made.

E. Remuneration and Incentives

Invesco believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce management and employees of portfolio companies to create greater shareholder wealth. Invesco generally supports equity compensation plans that promote the proper alignment of incentives with shareholders’ long-term interests, and generally votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of the client’s investment.

i. Independent Compensation/Remuneration Committee

Invesco believes that an independent, experienced and well-informed compensation/remuneration committee is critical to ensuring that a company’s remuneration practices align with shareholders’ interests and, therefore, generally supports proposals calling for a compensation/remuneration committee to be comprised solely of independent directors.

ii. Advisory Votes on Executive Compensation

Invesco believes that an independent compensation/remuneration committee of the board, with input from management, is generally best positioned to determine the appropriate components and levels of executive compensation, as well as the appropriate frequency of related shareholder advisory votes. This is particularly the case where shareholders have the ability to express their views on remuneration matters through annual votes for or against the election of the individual directors who comprise the compensation/remuneration committee. Invesco, therefore, generally will support management’s recommendations with regard to the components and levels of executive compensation and the frequency of shareholder advisory votes on executive compensation. However, Invesco will vote against such recommendations where Invesco determines that a company’s executive remuneration policies are not properly aligned with shareholder interests or may create inappropriate incentives for management.

iii. Equity Based Compensation Plans

Invesco generally votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include, without limitation, the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock’s current market price, or the ability to replenish shares automatically without shareholder approval.

iv. Severance Arrangements

Invesco considers proposed severance arrangements (sometimes known as “golden parachute” arrangements) on a case-by-case basis due to the wide variety among their terms. Invesco acknowledges that in some cases such arrangements, if reasonable, may be in shareholders’ best interests as a method of attracting and retaining high quality executive talent. Invesco generally votes in favor of proposals requiring advisory shareholder ratification of senior executives’ severance agreements while generally opposing proposals that require such agreements to be ratified by shareholders in advance of their adoption.

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v. “Claw Back” Provisions

Invesco generally supports so called “claw back” policies intended to recoup remuneration paid to senior executives based upon materially inaccurate financial reporting (as evidenced by later restatements) or fraudulent accounting or business practices.

vi. Employee Stock Purchase Plans

Invesco generally supports employee stock purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock represents a reasonable discount from the market price.

F. Anti-Takeover Defenses; Reincorporation

Measures designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they have the potential to create conflicts of interests among directors, management and shareholders. Such measures include adopting or renewing shareholder rights plans (“poison pills”), requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. In determining whether to support a proposal to add, eliminate or restrict anti-takeover measures, Invesco will examine the particular elements of the proposal to assess the degree to which it would adversely affect shareholder rights of adopted. Invesco generally supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote. Invesco generally opposes payments by companies to minority shareholders intended to dissuade such shareholders from pursuing a takeover or other changes (sometimes known as “greenmail”) because these payments result in preferential treatment of some shareholders over others.

Reincorporation involves re-establishing the company in a different legal jurisdiction. Invesco generally will vote for proposals to reincorporate a company provided that the board and management have demonstrated sound financial or business reasons for the move. Invesco generally will oppose proposals to reincorporate if they are solely part of an anti-takeover defense or intended to limit directors’ liability.

66

POWERSHARES EXCHANGE-TRADED FUND TRUST

PART C. OTHER INFORMATION

Item 28. Exhibits.

(a)	Amended and Restated Declaration of Trust of the Registrant dated April 7, 2003. (1)

(b)	Amended and Restated By-laws of the Registrant. (8)

(c)	Not applicable.

(d)	1. Amended and Restated Investment Advisory Agreement between the Registrant and Invesco PowerShares Capital Management LLC, for non-unitary fee Funds. (*)

2. Amended and Restated Investment Advisory Agreement between the Registrant and Invesco PowerShares Capital Management LLC, for unitary fee Funds. (*)

3. Amended and Restated Excess Expense Agreement between the Registrant and Invesco PowerShares Capital Management LLC. (*)

4. Management Services Agreement between the Registrant and Invesco PowerShares Capital Management LLC. (4)

5. Amended and Restated Memorandum of Agreement between the Registrant and Invesco PowerShares Capital Management LLC. (*)

(e)	Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. (8)

(f)	Not applicable.

(g)	1. Amended and Restated Custody Agreement between Registrant and The Bank of New York. (*)

2. Foreign Custody Manager Agreement between Registrant and The Bank of New York. (8)

(h)	1. Amended and Restated Fund Administration and Accounting Agreement between Registrant and The Bank of New York. (*)

2. Amended and Restated Transfer Agency and Service Agreement between Registrant and The Bank of New York. (*)

3. Form of Participant Agreement between Invesco Distributors, Inc., the Bank of New York and Participant. (*)

4. Form of Sublicensing Agreement between the Registrant and Invesco PowerShares Capital Management LLC. (7)

(i)	Opinion and Consent of Counsel. (*)

(j)	Not Applicable.

(k)	Not applicable.

(l)	Not applicable.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)	1. Code of Ethics of the Registrant. (6)

2. Code of Ethics of Invesco Advisers, Inc. and Invesco Distributors, Inc. (5)

3. Code of Ethics of Invesco PowerShares Capital Management LLC. (6)

(q)	1. Powers of Attorney for Messrs. Carome, Bagge, Barre, Kole, Nussbaum and Wilson. (2)

2. Powers of Attorney for Messrs. Lim and Wicker. (3)

(1)	Incorporated by reference to the Trust’s Registration Statement, filed April 16, 2003.
(2)	Incorporated by reference to Post-Effective Amendment No. 239 to the Trust’s Registration Statement, filed on August 29, 2011.
(3)	Incorporated by reference to Post-Effective Amendment No. 243 to the Trust’s Registration Statement, filed on August 28, 2013.
(4)	Incorporated by reference to Post-Effective Amendment No. 246 to the Trust’s Registration Statement, filed on February 18, 2014.
(5)	Incorporated by reference to Post-Effective Amendment No. 586 of the Registration Statement of PowerShares Exchange-Traded Fund Trust II, filed on February 23, 2017.
(6)	Incorporated by reference to Post-Effective Amendment No. 611 of the Registration Statement of PowerShares Exchange-Traded Fund Trust II filed on June 16, 2017.
(7)	Incorporated by reference to Post-Effective Amendment No. 612 of the Registration Statement of PowerShares Exchange-Traded Fund Trust II filed on June 30, 2017.
(8)	Incorporated by reference to Post-Effective Amendment No. 260 to the Trust’s Registration Statement, filed on August 25, 2017.
(*)	To be filed by subsequent amendment.

Item 29. Persons Controlled by or Under Common Control with the Funds.

None.

Item 30. Indemnification.

Reference is made to Article Twelve of the Registrant’s Declaration of Trust, which is incorporated by reference herein:

The Registrant (also, the “Trust”) is organized as a Massachusetts business trust and is operated pursuant to an Amended and Restated Declaration of Trust, dated April 7, 2003 (the “Declaration of Trust”), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification shall be provided hereunder to a Covered Person:

i.	For any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

ii.	With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

iii.

In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of this Section 12.4(c)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 12.4) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be several, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 12.4 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 12.4 of the Declaration of Trust, provided that either:

i.	Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

ii.	A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 12.4 of the Declaration of Trust, the following words shall have the meanings set forth below:

i.	A “Disinterested Trustee” is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;

ii.	“Claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and “Liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 31. Business and Other Connections of the Investment Adviser.

Reference is made to the caption “Management of the Funds” in the Prospectuses constituting Part A, which are incorporated by reference to this Registration Statement and “Management” in the Statement of Additional Information constituting Part B, which is incorporated by reference to this Registration Statement.

The information as to the directors and executive officers of Invesco PowerShares Capital Management LLC is set forth in Invesco PowerShares Capital Management LLC’s Form ADV, filed with the Securities and Exchange Commission, on March 30, 2017 (and as amended through the date hereof) is incorporated herein by reference.

Item 32. Principal Underwriters.

(a) Invesco Distributors, Inc. is the Registrant’s sole principal underwriter, as well as serves as the principal underwriter for the following other investment companies registered under the Investment Company Act of 1940, as amended:

AIM COUNSELOR SERIES TRUST (Invesco Counselor Series Trust)

Invesco American Franchise Fund

Invesco California Tax-Free Income Fund

Invesco Core Plus Bond Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Invesco Floating Rate Fund

Invesco Global Real Estate Income Fund

Invesco Growth and Income Fund

Invesco Low Volatility Equity Yield Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco S&P 500 Index Fund

Invesco Short Duration High Yield Municipal Fund

Invesco Small Cap Discovery Fund

Invesco Strategic Real Return Fund

AIM EQUITY FUNDS (Invesco Equity Funds)

Invesco Charter Fund

Invesco Diversified Dividend Fund

Invesco Summit Fund

AIM FUNDS GROUP (Invesco Funds Group)

Invesco European Small Company Fund

Invesco Global Core Equity Fund

Invesco International Small Company Fund

Invesco Small Cap Equity Fund

AIM GROWTH SERIES (Invesco Growth Series)

Invesco Alternative Strategies Fund

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco Conservative Allocation Fund

Invesco Convertible Securities Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund

Invesco Moderate Allocation Fund

Invesco Multi-Asset Inflation Fund

Invesco Small Cap Growth Fund

Invesco Quality Income Fund

AIM INTERNATIONAL MUTUAL FUNDS (Invesco International Mutual Funds)

Invesco Asia Pacific Growth Fund

Invesco European Growth Fund

Invesco Global Growth Fund

Invesco Global Opportunities Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco Global Responsibility Equity Fund

Invesco International Companies Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco Select Opportunities Fund

AIM INVESTMENT FUNDS (Invesco Investment Funds)

Invesco All Cap Market Neutral Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Developing Markets Fund

Invesco Emerging Markets Flexible Bond Fund

Invesco Emerging Markets Equity Fund

Invesco Endeavor Fund

Invesco Global Health Care Fund

Invesco Global Infrastructure Fund

Invesco Global Market Neutral Fund

Invesco Global Targeted Returns Fund

Invesco Greater China Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Macro Allocation Strategy Fund

Invesco MLP Fund

Invesco Multi-Asset Income Fund

Invesco Pacific Growth Fund

Invesco Select Companies Fund

Invesco World Bond Fund

AIM INVESTMENT SECURITIES FUNDS (Invesco Investment Securities Funds)

Invesco Corporate Bond Fund

Invesco Global Real Estate Fund

Invesco Government Money Market Fund

Invesco High Yield Fund

Invesco Real Estate Fund

Invesco Short Duration Inflation Protected Fund

Invesco Short Term Bond Fund

Invesco U.S. Government Fund

AIM SECTOR FUNDS (Invesco Sector Funds)

Invesco American Value Fund

Invesco Comstock Fund

Invesco Dividend Income Fund

Invesco Energy Fund

Invesco Gold & Precious Metals Fund

Invesco Mid Cap Growth Fund

Invesco Small Cap Value Fund

Invesco Technology Fund

Invesco Technology Sector Fund

Invesco Value Opportunities Fund

AIM TAX-EXEMPT FUNDS (Invesco Tax-Exempt Funds)

Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal Income Fund

Invesco Limited Term Municipal Income Fund

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

Invesco Tax-Exempt Cash Fund

AIM TREASURER’S SERIES TRUST (Invesco Treasurer’s Series Trust)

Premier Portfolio

Premier Tax-Exempt Portfolio

Premier U.S. Government Money Portfolio

AIM VARIABLE INSURANCE FUNDS (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund

Invesco V.I. American Value Fund

Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Comstock Fund

Invesco V.I. Core Equity Fund

Invesco V.I. Core Plus Bond Fund

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco V.I. Equity and Income Fund

Invesco V.I. Global Core Equity Fund

Invesco V.I. Global Health Care Fund

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Money Market Fund

Invesco V.I. Government Securities Fund

Invesco V.I. Growth and Income Fund

Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund

Invesco V.I. Managed Volatility Fund

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Mid Cap Growth Fund

Invesco V.I. S&P 500 Index Fund

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund

Invesco V.I. Value Opportunities Fund

Invesco Senior Loan Fund

Invesco Management Trust

Invesco Conservative Income Fund

SHORT-TERM INVESTMENTS TRUST

Government & Agency Portfolio

Liquid Assets Portfolio

STIC Prime Portfolio

Tax-Free Cash Reserve Portfolio

Treasury Obligations Portfolio

Treasury Portfolio

PowerShares Actively Managed Exchange-Traded Fund Trust

PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

PowerShares Exchange-Traded Fund Trust II

PowerShares Exchange-Traded Self-Indexed Fund Trust

PowerShares India Exchange-Traded Fund Trust

Please note that PowerShares Exchange-Traded Fund Trust is also distributed by Invesco Distributors, Inc., but it is not included in this list because it is the registrant filing the N-1A.

(b) The following are the Officers and Managers of Invesco Distributors, Inc., the Registrant’s underwriter.

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH REGISTRANT	POSITIONS AND OFFICES WITH UNDERWRITER
Peter S. Gallagher	None	Director & President
Eric P. Johnson	None	Executive Vice President
Ben Utt	None	Executive Vice President

Dan Draper	Principal Executive Officer & President	Senior Vice President
Eliot Honaker	None	Senior Vice President
Greg J. Murphy	None	Senior Vice President
David J. Nardecchia	None	Senior Vice President, Director of Marketing Communications
Miranda O’Keefe	None	Senior Vice President & Chief Compliance Officer
Gary K. Wendler	None	Senior Vice President, Director of Marketing Research & Analysis
John M. Zerr	Chief Legal Officer	Senior Vice President, Chief Legal Officer and Secretary
Annette Lege	None	Treasurer
Mark Gregson	None	Chief Financial Officer
Crissie Wisdom	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer

*	The principal business address for all directors and executive officers is Invesco Distributors, Inc., 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173.

(c) Not applicable.

Item 33. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are held in physical possession at the offices, as applicable, of (1) the Registrant, (2) the Registrant’s investment adviser, (3) the Registrant’s custodian, and (4) the Registrant’s administrator.

1.	PowerShares Exchange-Traded Fund Trust
3500 Lacey Road, Suite 700
Downers Grove, Illinois 60515

2.	Invesco PowerShares Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, Illinois 60515

3.	The Bank of New York
101 Barclay Street
New York, New York 10286

4.	The Bank of New York
101 Barclay Street
New York, New York 10286

Item 34. Management Services.

Not applicable.

Item 35. Undertakings.

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 20th day of October, 2017.

PowerShares Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Title:	Daniel E. Draper, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	October 20, 2017
Daniel E. Draper

/s/ Steven Hill	Treasurer	October 20, 2017
Steven Hill

/s/ Anna Paglia	Secretary	October 20, 2017
Anna Paglia

* /s/ Kevin M. Carome	Trustee	October 20, 2017
Kevin M. Carome

* /s/ Ronn R. Bagge	Trustee	October 20, 2017
Ronn R. Bagge

* /s/ Todd J. Barre	Trustee	October 20, 2017
Todd J. Barre

* /s/ Marc M. Kole	Trustee	October 20, 2017
Marc M. Kole

* /s/ Yung Bong Lim	Trustee	October 20, 2017
Yung Bong Lim

* /s/ Philip M. Nussbaum	Trustee	October 20, 2017
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	October 20, 2017
Gary R. Wicker

* /s/ Donald H. Wilson	Chairman and Trustee	October 20, 2017
Donald H. Wilson

* By: /s/ Anna Paglia Anna Paglia, Attorney-In-Fact	October 20, 2017

*	Anna Paglia signs this registration statement pursuant to powers of attorney with Post-Effective Amendments No. 239 and 243, which are incorporated by reference herein.